UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Corporate Bond Fund

November 30, 2011

1.907010.101

CBD-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 74.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 325,868
Automobiles - 0.2%
Daimler Finance North America LLC 1.95% 3/28/14 (a)	450,000	445,392
Media - 4.3%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,322,355
Discovery Communications LLC 6.35% 6/1/40	221,000	255,168
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	135,245
5.15% 4/30/20	1,625,000	1,757,187
6.4% 4/30/40	390,000	446,733
News America, Inc.:
6.15% 2/15/41	1,285,000	1,375,653
6.9% 8/15/39	300,000	345,045
Time Warner Cable, Inc. 4% 9/1/21	1,850,000	1,806,142
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,845,578
6.2% 3/15/40	300,000	327,041
Viacom, Inc. 3.5% 4/1/17	34,000	34,803
		9,650,950
Specialty Retail - 1.9%
Home Depot, Inc.:
5.4% 3/1/16	1,200,000	1,372,030
5.95% 4/1/41	941,000	1,119,815
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	831,338
3.8% 11/15/21	144,000	143,763
5.125% 11/15/41	650,000	668,327
Staples, Inc. 7.375% 10/1/12	100,000	104,700
		4,239,973
TOTAL CONSUMER DISCRETIONARY		14,662,183
CONSUMER STAPLES - 4.0%
Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	76,000	76,552
5.375% 11/15/14	218,000	242,869
FBG Finance Ltd. 5.125% 6/15/15 (a)	282,000	307,344
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc.:
5.375% 1/15/16	$ 1,043,000	$ 1,133,221
5.875% 1/15/36	970,000	967,696
6.375% 6/15/14	59,000	64,572
		2,792,254
Food Products - 0.9%
Kraft Foods, Inc.:
5.375% 2/10/20	1,650,000	1,831,162
6.5% 8/11/17	274,000	321,159
		2,152,321
Household Products - 0.5%
Procter & Gamble Co. 0.7% 8/15/14	1,065,000	1,069,379
Tobacco - 1.4%
Altria Group, Inc.:
4.75% 5/5/21	650,000	678,576
9.7% 11/10/18	182,000	238,184
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,009,400
Reynolds American, Inc. 6.75% 6/15/17	131,000	148,595
		3,074,755
TOTAL CONSUMER STAPLES		9,088,709
ENERGY - 7.6%
Energy Equipment & Services - 1.1%
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	163,250
5.35% 3/15/20 (a)	116,000	124,150
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	723,056
Noble Holding International Ltd. 3.05% 3/1/16	450,000	462,335
Transocean, Inc. 6.5% 11/15/20	930,000	924,362
Weatherford International Ltd.:
4.95% 10/15/13	78,000	82,068
5.15% 3/15/13	102,000	106,277
		2,585,498
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	439,290
6.375% 9/15/17	1,786,000	2,045,747
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BW Group Ltd. 6.625% 6/28/17 (a)	$ 132,000	$ 119,823
Duke Energy Field Services 5.375% 10/15/15 (a)	54,000	58,711
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	553,863
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	142,468
EnCana Holdings Finance Corp. 5.8% 5/1/14	129,000	140,149
Enterprise Products Operating LP 4.05% 2/15/22	1,065,000	1,062,314
Gulf South Pipeline Co. LP 5.75% 8/15/12 (a)	172,000	176,362
Marathon Petroleum Corp. 6.5% 3/1/41	785,000	856,311
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (a)	480,000	515,129
Nexen, Inc.:
5.2% 3/10/15	41,000	44,052
6.2% 7/30/19	324,000	368,741
6.4% 5/15/37	60,000	61,267
NGPL PipeCo LLC 6.514% 12/15/12 (a)	159,000	160,590
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	39,564
5.75% 1/20/20	2,552,000	2,649,017
Petroleos Mexicanos:
5.5% 1/21/21	545,000	579,063
6% 3/5/20	116,000	127,890
6.5% 6/2/41 (a)	260,000	280,150
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	14,000	14,843
Rockies Express Pipeline LLC 6.25% 7/15/13 (a)	121,000	128,045
Schlumberger Investment SA 1.95% 9/14/16 (a)	2,860,000	2,870,894
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	61,275
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	459,373
4.6% 6/15/21	414,000	424,271
Western Gas Partners LP 5.375% 6/1/21	273,000	274,106
		14,653,308
TOTAL ENERGY		17,238,806
FINANCIALS - 34.6%
Capital Markets - 2.7%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	1,275,000	1,199,748
5.25% 7/27/21	1,227,000	1,132,323
5.95% 1/18/18	178,000	176,818
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 204,000	$ 203,662
Lazard Group LLC:
6.85% 6/15/17	171,000	179,253
7.125% 5/15/15	1,108,000	1,190,370
Morgan Stanley:
1.4081% 4/29/13 (c)	270,000	254,209
4% 7/24/15	447,000	409,047
5.5% 7/28/21	897,000	781,971
5.625% 9/23/19	219,000	191,177
5.75% 1/25/21	385,000	343,775
6.625% 4/1/18	153,000	143,921
		6,206,274
Commercial Banks - 10.0%
Associated Banc Corp. 5.125% 3/28/16	575,000	581,926
Comerica, Inc. 4.8% 5/1/15	487,000	497,790
Credit Suisse New York Branch 6% 2/15/18	122,000	118,133
DBS Bank Ltd. (Singapore) 0.6806% 5/16/17 (a)(c)	139,000	136,220
Discover Bank 7% 4/15/20	2,895,000	2,962,584
Export-Import Bank of Korea 5.5% 10/17/12	101,000	103,615
Fifth Third Bancorp 8.25% 3/1/38	1,273,000	1,527,114
Fifth Third Capital Trust IV 6.5% 4/15/67 (c)	550,000	530,750
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	668,791
HSBC Holdings PLC:
5.1% 4/5/21	133,000	137,278
6.5% 9/15/37	100,000	95,279
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,203,410
JPMorgan Chase Bank 6% 10/1/17	2,100,000	2,245,643
KeyCorp. 5.1% 3/24/21	2,081,000	2,106,990
Marshall & Ilsley Bank:
4.85% 6/16/15	370,000	386,250
5% 1/17/17	494,000	518,357
Nordea Bank AB 4.875% 5/13/21 (a)	260,000	219,727
PNC Funding Corp. 2.7% 9/19/16	1,500,000	1,505,529
Regions Bank 7.5% 5/15/18	1,095,000	1,051,200
Regions Financial Corp. 0.5281% 6/26/12 (c)	61,000	59,301
SunTrust Banks, Inc. 3.6% 4/15/16	39,000	39,099
The Toronto Dominion Bank 1.375% 7/14/14	1,000,000	1,006,637
U.S. Bancorp 2.2% 11/15/16	2,500,000	2,503,888
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (a)(c)	$ 131,000	$ 116,306
UnionBanCal Corp. 5.25% 12/16/13	30,000	30,896
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,111,024
5.625% 10/15/16	152,000	162,211
		22,625,948
Consumer Finance - 3.5%
American Express Credit Corp.:
2.75% 9/15/15	2,009,000	1,988,587
5.125% 8/25/14	720,000	770,473
Discover Financial Services:
6.45% 6/12/17	107,000	110,467
10.25% 7/15/19	105,000	124,244
General Electric Capital Corp.:
4.625% 1/7/21	1,000,000	992,276
4.65% 10/17/21	1,500,000	1,504,637
5.875% 1/14/38	150,000	147,668
HSBC Finance Corp. 5.9% 6/19/12	104,000	106,214
John Deere Capital Corp.:
1.25% 12/2/14	733,000	734,160
2% 1/13/17	1,460,000	1,461,673
		7,940,399
Diversified Financial Services - 6.1%
Bank of America Corp. 5.75% 12/1/17	1,000,000	911,572
BP Capital Markets PLC:
3.125% 10/1/15	608,000	627,233
3.561% 11/1/21	2,000,000	2,018,446
3.625% 5/8/14	388,000	407,123
4.5% 10/1/20	300,000	322,589
Capital One Capital V 10.25% 8/15/39	441,000	457,538
Capital One Capital VI 8.875% 5/15/40	100,000	100,545
Citigroup, Inc.:
3.953% 6/15/16	653,000	640,182
5.375% 8/9/20	750,000	752,260
6.125% 5/15/18	75,000	78,089
6.5% 8/19/13	2,133,000	2,219,625
6.875% 3/5/38	175,000	184,489
8.5% 5/22/19	100,000	115,642
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Electric Capital Corp. 5.3% 2/11/21	$ 460,000	$ 470,709
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	1,888,907
4.35% 8/15/21	650,000	633,888
4.625% 5/10/21	655,000	652,258
Metlife Institutional Funding II 1.2743% 4/4/14 (a)(c)	600,000	598,512
Prime Property Funding, Inc. 5.7% 4/15/17 (a)	76,000	76,811
TECO Finance, Inc. 5.15% 3/15/20	114,000	125,431
TransCapitalInvest Ltd. 5.67% 3/5/14 (a)	195,000	202,800
Volkswagen International Finance NV 1.875% 4/1/14 (a)	300,000	300,427
		13,785,076
Insurance - 4.4%
American International Group, Inc. 4.875% 9/15/16	1,030,000	963,453
Aon Corp.:
3.125% 5/27/16	59,000	59,144
5% 9/30/20	553,000	589,492
6.25% 9/30/40	253,000	299,117
Assurant, Inc. 5.625% 2/15/14	85,000	88,475
Berkshire Hathaway, Inc. 2.2% 8/15/16	1,065,000	1,080,905
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(c)	66,000	63,360
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	1,134,000	1,074,042
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	739,946
MetLife, Inc. 4.75% 2/8/21	660,000	687,877
Monumental Global Funding III 5.5% 4/22/13 (a)	98,000	103,504
Pacific Life Global Funding 5.15% 4/15/13 (a)	152,000	159,174
Pacific LifeCorp 6% 2/10/20 (a)	100,000	105,063
Prudential Financial, Inc.:
4.5% 11/16/21	1,025,000	994,567
5.15% 1/15/13	144,000	149,503
5.625% 5/12/41	1,170,000	1,077,500
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(c)	58,000	53,820
Symetra Financial Corp. 6.125% 4/1/16 (a)	215,000	215,453
Unum Group:
5.625% 9/15/20	1,315,000	1,365,136
7.125% 9/30/16	106,000	121,551
		9,991,082
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.7%
CommonWealth REIT 5.875% 9/15/20	$ 260,000	$ 256,387
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,649,575
5.375% 10/15/12	622,000	626,625
Equity One, Inc. 6.25% 12/15/14	223,000	234,534
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	106,997
6% 7/15/12	131,000	133,601
6.2% 1/15/17	1,300,000	1,433,103
Kimco Realty Corp. 6% 11/30/12	1,600,000	1,651,920
Washington (REIT) 5.25% 1/15/14	58,000	61,205
		6,153,947
Real Estate Management & Development - 3.7%
BioMed Realty LP 3.85% 4/15/16	914,000	898,977
Brandywine Operating Partnership LP 5.75% 4/1/12	183,000	184,555
Duke Realty LP 5.4% 8/15/14	126,000	131,320
ERP Operating LP 4.75% 7/15/20	1,020,000	1,027,182
Liberty Property LP:
5.125% 3/2/15	141,000	149,989
5.5% 12/15/16	1,816,000	1,946,104
Mack-Cali Realty LP 7.75% 8/15/19	126,000	148,511
Simon Property Group LP:
2.8% 1/30/17	47,000	47,084
4.125% 12/1/21	2,333,000	2,326,290
5.65% 2/1/20	775,000	865,482
Tanger Properties LP:
6.125% 6/1/20	641,000	698,245
6.15% 11/15/15	65,000	71,757
		8,495,496
Thrifts & Mortgage Finance - 1.5%
Bank of America Corp.:
4.5% 4/1/15	1,700,000	1,579,778
5% 5/13/21	1,645,000	1,392,058
First Niagara Financial Group, Inc. 6.75% 3/19/20	325,000	354,427
		3,326,263
TOTAL FINANCIALS		78,524,485
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 3.8%
Biotechnology - 0.7%
Amgen, Inc.:
3.875% 11/15/21	$ 800,000	$ 787,966
5.15% 11/15/41	750,000	723,035
		1,511,001
Health Care Providers & Services - 2.1%
Aristotle Holding, Inc.:
4.75% 11/15/21 (a)	530,000	535,017
6.125% 11/15/41 (a)	740,000	769,336
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,682,693
UnitedHealth Group, Inc. 4.625% 11/15/41	965,000	962,168
WellPoint, Inc. 2.375% 2/15/17	810,000	802,507
		4,751,721
Pharmaceuticals - 1.0%
Johnson & Johnson 4.85% 5/15/41	630,000	717,040
Sanofi SA 1.2% 9/30/14	119,000	119,574
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	1,360,000	1,335,496
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	139,659
		2,311,769
TOTAL HEALTH CARE		8,574,491
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (a)	103,000	108,946
Raytheon Co. 1.4% 12/15/14	73,000	73,160
		182,106
Airlines - 0.1%
Continental Airlines, Inc. 6.648% 3/15/19	116,168	118,050
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	68,304	67,621
8.36% 1/20/19	51,608	51,092
		236,763
Machinery - 0.3%
Caterpillar, Inc. 5.2% 5/27/41	565,000	639,954
TOTAL INDUSTRIALS		1,058,823
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 2.4%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 160,000	$ 171,291
6% 10/1/12	173,000	180,095
		351,386
IT Services - 0.7%
International Business Machines Corp. 1.95% 7/22/16	1,617,000	1,644,618
Office Electronics - 0.5%
Xerox Corp. 4.5% 5/15/21	1,075,000	1,068,439
Software - 1.0%
Oracle Corp.:
3.875% 7/15/20 (a)	1,865,000	1,998,230
5.375% 7/15/40 (a)	240,000	276,013
		2,274,243
TOTAL INFORMATION TECHNOLOGY		5,338,686
MATERIALS - 2.5%
Chemicals - 0.9%
Dow Chemical Co.:
4.125% 11/15/21	696,000	688,987
4.25% 11/15/20	973,000	978,019
5.25% 11/15/41	98,000	95,500
7.6% 5/15/14	237,000	267,921
		2,030,427
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	86,920
Metals & Mining - 1.6%
Alcoa, Inc. 5.4% 4/15/21	120,000	114,230
Anglo American Capital PLC 9.375% 4/8/14 (a)	156,000	179,481
ArcelorMittal SA 5.5% 3/1/21	440,000	387,932
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	2,040,000	2,040,000
Rio Tinto Finance (USA) Ltd. 3.75% 9/20/21	812,000	821,273
Vale Overseas Ltd. 6.25% 1/23/17	104,000	114,929
		3,657,845
TOTAL MATERIALS		5,775,192
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.:
2.4% 8/15/16	$ 115,000	$ 116,193
2.95% 5/15/16	620,000	640,486
3.875% 8/15/21	1,500,000	1,517,498
5.55% 8/15/41	700,000	758,836
6.3% 1/15/38	970,000	1,128,652
CenturyLink, Inc.:
6.45% 6/15/21	775,000	746,738
7.6% 9/15/39	1,033,000	971,426
7.875% 8/15/12	1,000,000	1,035,247
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	187,280
5.134% 4/27/20	94,000	82,836
Verizon Communications, Inc.:
3.5% 11/1/21	2,000,000	1,988,364
4.6% 4/1/21	460,000	497,649
		9,671,205
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV:
2.375% 9/8/16	1,450,000	1,415,351
3.625% 3/30/15	132,000	137,487
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	226,411
4.75% 10/1/14	223,000	241,172
5% 3/1/21	1,750,000	1,814,087
5.875% 10/1/19	67,000	73,802
		3,908,310
TOTAL TELECOMMUNICATION SERVICES		13,579,515
UTILITIES - 6.7%
Electric Utilities - 3.6%
AmerenUE 6.4% 6/15/17	133,000	158,367
Cleveland Electric Illuminating Co. 5.65% 12/15/13	183,000	196,556
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	82,381
3.4% 9/1/21	725,000	738,247
4% 8/1/20	800,000	855,522
Duke Energy Corp. 3.55% 9/15/21	1,250,000	1,277,970
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	1,310,000	1,374,347
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
EDP Finance BV 6% 2/2/18 (a)	$ 106,000	$ 86,508
FirstEnergy Corp. 7.375% 11/15/31	1,631,000	1,912,289
FirstEnergy Solutions Corp. 6.05% 8/15/21	38,000	41,583
Nevada Power Co.:
6.5% 8/1/18	70,000	83,838
6.65% 4/1/36	500,000	654,088
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	21,944
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	74,717
Tampa Electric Co. 6.55% 5/15/36	500,000	651,632
		8,209,989
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	17,958
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	192,000	210,399
Exelon Generation Co. LLC 4% 10/1/20	157,000	160,155
Southern Power Co. 5.15% 9/15/41	461,000	468,531
		839,085
Multi-Utilities - 2.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,271,023
Dominion Resources, Inc.:
1.95% 8/15/16	72,000	71,948
2.6686% 9/30/66 (c)	145,000	122,588
7.5% 6/30/66 (c)	145,000	152,250
DTE Energy Co. 1.0306% 6/3/13 (c)	86,000	85,898
NiSource Finance Corp.:
4.45% 12/1/21	91,000	91,862
5.4% 7/15/14	60,000	65,010
5.45% 9/15/20	650,000	705,118
5.95% 6/15/41	643,000	652,547
6.15% 3/1/13	1,000,000	1,052,290
6.4% 3/15/18	59,000	67,740
Sempra Energy 2% 3/15/14	1,195,000	1,208,427
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (c)	$ 117,000	$ 117,000
Xcel Energy, Inc. 4.8% 9/15/41	554,000	586,447
		6,250,148
TOTAL UTILITIES		15,317,180
TOTAL NONCONVERTIBLE BONDS (Cost $169,708,109)		169,158,070
U.S. Treasury Obligations - 9.2%

U.S. Treasury Bonds 3.75% 8/15/41	7,507,000	8,539,213
U.S. Treasury Notes 2.25% 7/31/18	11,726,000	12,321,445
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,044,631)		20,860,658
Municipal Securities - 1.1%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.):
Series 2009 C, 6.449% 2/15/44	200,000	224,254
Series 2010 B, 8.084% 2/15/50	280,000	381,993
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	25,000	26,417
5.877% 3/1/19	170,000	180,367
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A:
6.637% 4/1/57	1,000,000	1,033,850
6.655% 4/1/57	690,000	715,026
TOTAL MUNICIPAL SECURITIES (Cost $2,367,539)		2,561,907
Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount	Value
Brazilian Federative Republic 5.625% 1/7/41	$ 105,000	$ 118,913
Chilean Republic 3.25% 9/14/21	155,000	155,388
United Mexican States 6.05% 1/11/40	146,000	172,645
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $422,059)		446,946
Bank Notes - 0.2%

Wachovia Bank NA 6% 11/15/17 (Cost $441,731)	405,000	450,726
Commercial Paper - 9.5%

Anheuser-Busch InBev Worldwide, Inc. 0.3% 1/19/12	5,000,000	4,996,410
Comcast Corp. 0.32% 12/2/11	5,000,000	4,999,922
Devon Energy Corp. 0.49% 2/13/12	5,000,000	4,994,844
Vodafone Group PLC yankee 0.7% 2/15/12	1,500,000	1,498,229
Xerox Corp. 0.59% 12/28/11	5,000,000	4,998,122
TOTAL COMMERCIAL PAPER (Cost $21,488,184)		21,487,527
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (b)(c)	47,000	32,788
MUFG Capital Finance 1 Ltd. 6.346% (b)(c)	102,000	106,662
		139,450
TOTAL PREFERRED SECURITIES (Cost $145,148)		139,450
Cash Equivalents - 5.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $12,918,000)	$ 12,918,050	$ 12,918,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $228,535,401)		228,023,284
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,181,603)
NET ASSETS - 100%		$ 226,841,681
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,142,937 or 7.1% of net assets.

(b) Security is perpetual in nature with no stated maturity date.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$12,918,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 1,137,435
ING Financial Markets LLC	3,867,278
Mizuho Securities USA, Inc.	7,756,517
RBC Capital Markets Corp.	156,770
$ 12,918,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $227,545,447. Net unrealized appreciation aggregated $477,837, of which $2,963,382 related to appreciated investment securities and $2,485,545 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Corporate Bond Fund
Class A
Class T
Class C
Institutional Class

November 30, 2011

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Corporate Bond Fund

1.907031.101

ACBD-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 74.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 325,868
Automobiles - 0.2%
Daimler Finance North America LLC 1.95% 3/28/14 (a)	450,000	445,392
Media - 4.3%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,322,355
Discovery Communications LLC 6.35% 6/1/40	221,000	255,168
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	135,245
5.15% 4/30/20	1,625,000	1,757,187
6.4% 4/30/40	390,000	446,733
News America, Inc.:
6.15% 2/15/41	1,285,000	1,375,653
6.9% 8/15/39	300,000	345,045
Time Warner Cable, Inc. 4% 9/1/21	1,850,000	1,806,142
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,845,578
6.2% 3/15/40	300,000	327,041
Viacom, Inc. 3.5% 4/1/17	34,000	34,803
		9,650,950
Specialty Retail - 1.9%
Home Depot, Inc.:
5.4% 3/1/16	1,200,000	1,372,030
5.95% 4/1/41	941,000	1,119,815
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	831,338
3.8% 11/15/21	144,000	143,763
5.125% 11/15/41	650,000	668,327
Staples, Inc. 7.375% 10/1/12	100,000	104,700
		4,239,973
TOTAL CONSUMER DISCRETIONARY		14,662,183
CONSUMER STAPLES - 4.0%
Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	76,000	76,552
5.375% 11/15/14	218,000	242,869
FBG Finance Ltd. 5.125% 6/15/15 (a)	282,000	307,344
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc.:
5.375% 1/15/16	$ 1,043,000	$ 1,133,221
5.875% 1/15/36	970,000	967,696
6.375% 6/15/14	59,000	64,572
		2,792,254
Food Products - 0.9%
Kraft Foods, Inc.:
5.375% 2/10/20	1,650,000	1,831,162
6.5% 8/11/17	274,000	321,159
		2,152,321
Household Products - 0.5%
Procter & Gamble Co. 0.7% 8/15/14	1,065,000	1,069,379
Tobacco - 1.4%
Altria Group, Inc.:
4.75% 5/5/21	650,000	678,576
9.7% 11/10/18	182,000	238,184
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,009,400
Reynolds American, Inc. 6.75% 6/15/17	131,000	148,595
		3,074,755
TOTAL CONSUMER STAPLES		9,088,709
ENERGY - 7.6%
Energy Equipment & Services - 1.1%
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	163,250
5.35% 3/15/20 (a)	116,000	124,150
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	723,056
Noble Holding International Ltd. 3.05% 3/1/16	450,000	462,335
Transocean, Inc. 6.5% 11/15/20	930,000	924,362
Weatherford International Ltd.:
4.95% 10/15/13	78,000	82,068
5.15% 3/15/13	102,000	106,277
		2,585,498
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	439,290
6.375% 9/15/17	1,786,000	2,045,747
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BW Group Ltd. 6.625% 6/28/17 (a)	$ 132,000	$ 119,823
Duke Energy Field Services 5.375% 10/15/15 (a)	54,000	58,711
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	553,863
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	142,468
EnCana Holdings Finance Corp. 5.8% 5/1/14	129,000	140,149
Enterprise Products Operating LP 4.05% 2/15/22	1,065,000	1,062,314
Gulf South Pipeline Co. LP 5.75% 8/15/12 (a)	172,000	176,362
Marathon Petroleum Corp. 6.5% 3/1/41	785,000	856,311
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (a)	480,000	515,129
Nexen, Inc.:
5.2% 3/10/15	41,000	44,052
6.2% 7/30/19	324,000	368,741
6.4% 5/15/37	60,000	61,267
NGPL PipeCo LLC 6.514% 12/15/12 (a)	159,000	160,590
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	39,564
5.75% 1/20/20	2,552,000	2,649,017
Petroleos Mexicanos:
5.5% 1/21/21	545,000	579,063
6% 3/5/20	116,000	127,890
6.5% 6/2/41 (a)	260,000	280,150
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	14,000	14,843
Rockies Express Pipeline LLC 6.25% 7/15/13 (a)	121,000	128,045
Schlumberger Investment SA 1.95% 9/14/16 (a)	2,860,000	2,870,894
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	61,275
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	459,373
4.6% 6/15/21	414,000	424,271
Western Gas Partners LP 5.375% 6/1/21	273,000	274,106
		14,653,308
TOTAL ENERGY		17,238,806
FINANCIALS - 34.6%
Capital Markets - 2.7%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	1,275,000	1,199,748
5.25% 7/27/21	1,227,000	1,132,323
5.95% 1/18/18	178,000	176,818
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 204,000	$ 203,662
Lazard Group LLC:
6.85% 6/15/17	171,000	179,253
7.125% 5/15/15	1,108,000	1,190,370
Morgan Stanley:
1.4081% 4/29/13 (c)	270,000	254,209
4% 7/24/15	447,000	409,047
5.5% 7/28/21	897,000	781,971
5.625% 9/23/19	219,000	191,177
5.75% 1/25/21	385,000	343,775
6.625% 4/1/18	153,000	143,921
		6,206,274
Commercial Banks - 10.0%
Associated Banc Corp. 5.125% 3/28/16	575,000	581,926
Comerica, Inc. 4.8% 5/1/15	487,000	497,790
Credit Suisse New York Branch 6% 2/15/18	122,000	118,133
DBS Bank Ltd. (Singapore) 0.6806% 5/16/17 (a)(c)	139,000	136,220
Discover Bank 7% 4/15/20	2,895,000	2,962,584
Export-Import Bank of Korea 5.5% 10/17/12	101,000	103,615
Fifth Third Bancorp 8.25% 3/1/38	1,273,000	1,527,114
Fifth Third Capital Trust IV 6.5% 4/15/67 (c)	550,000	530,750
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	668,791
HSBC Holdings PLC:
5.1% 4/5/21	133,000	137,278
6.5% 9/15/37	100,000	95,279
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,203,410
JPMorgan Chase Bank 6% 10/1/17	2,100,000	2,245,643
KeyCorp. 5.1% 3/24/21	2,081,000	2,106,990
Marshall & Ilsley Bank:
4.85% 6/16/15	370,000	386,250
5% 1/17/17	494,000	518,357
Nordea Bank AB 4.875% 5/13/21 (a)	260,000	219,727
PNC Funding Corp. 2.7% 9/19/16	1,500,000	1,505,529
Regions Bank 7.5% 5/15/18	1,095,000	1,051,200
Regions Financial Corp. 0.5281% 6/26/12 (c)	61,000	59,301
SunTrust Banks, Inc. 3.6% 4/15/16	39,000	39,099
The Toronto Dominion Bank 1.375% 7/14/14	1,000,000	1,006,637
U.S. Bancorp 2.2% 11/15/16	2,500,000	2,503,888
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (a)(c)	$ 131,000	$ 116,306
UnionBanCal Corp. 5.25% 12/16/13	30,000	30,896
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,111,024
5.625% 10/15/16	152,000	162,211
		22,625,948
Consumer Finance - 3.5%
American Express Credit Corp.:
2.75% 9/15/15	2,009,000	1,988,587
5.125% 8/25/14	720,000	770,473
Discover Financial Services:
6.45% 6/12/17	107,000	110,467
10.25% 7/15/19	105,000	124,244
General Electric Capital Corp.:
4.625% 1/7/21	1,000,000	992,276
4.65% 10/17/21	1,500,000	1,504,637
5.875% 1/14/38	150,000	147,668
HSBC Finance Corp. 5.9% 6/19/12	104,000	106,214
John Deere Capital Corp.:
1.25% 12/2/14	733,000	734,160
2% 1/13/17	1,460,000	1,461,673
		7,940,399
Diversified Financial Services - 6.1%
Bank of America Corp. 5.75% 12/1/17	1,000,000	911,572
BP Capital Markets PLC:
3.125% 10/1/15	608,000	627,233
3.561% 11/1/21	2,000,000	2,018,446
3.625% 5/8/14	388,000	407,123
4.5% 10/1/20	300,000	322,589
Capital One Capital V 10.25% 8/15/39	441,000	457,538
Capital One Capital VI 8.875% 5/15/40	100,000	100,545
Citigroup, Inc.:
3.953% 6/15/16	653,000	640,182
5.375% 8/9/20	750,000	752,260
6.125% 5/15/18	75,000	78,089
6.5% 8/19/13	2,133,000	2,219,625
6.875% 3/5/38	175,000	184,489
8.5% 5/22/19	100,000	115,642
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Electric Capital Corp. 5.3% 2/11/21	$ 460,000	$ 470,709
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	1,888,907
4.35% 8/15/21	650,000	633,888
4.625% 5/10/21	655,000	652,258
Metlife Institutional Funding II 1.2743% 4/4/14 (a)(c)	600,000	598,512
Prime Property Funding, Inc. 5.7% 4/15/17 (a)	76,000	76,811
TECO Finance, Inc. 5.15% 3/15/20	114,000	125,431
TransCapitalInvest Ltd. 5.67% 3/5/14 (a)	195,000	202,800
Volkswagen International Finance NV 1.875% 4/1/14 (a)	300,000	300,427
		13,785,076
Insurance - 4.4%
American International Group, Inc. 4.875% 9/15/16	1,030,000	963,453
Aon Corp.:
3.125% 5/27/16	59,000	59,144
5% 9/30/20	553,000	589,492
6.25% 9/30/40	253,000	299,117
Assurant, Inc. 5.625% 2/15/14	85,000	88,475
Berkshire Hathaway, Inc. 2.2% 8/15/16	1,065,000	1,080,905
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(c)	66,000	63,360
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	1,134,000	1,074,042
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	739,946
MetLife, Inc. 4.75% 2/8/21	660,000	687,877
Monumental Global Funding III 5.5% 4/22/13 (a)	98,000	103,504
Pacific Life Global Funding 5.15% 4/15/13 (a)	152,000	159,174
Pacific LifeCorp 6% 2/10/20 (a)	100,000	105,063
Prudential Financial, Inc.:
4.5% 11/16/21	1,025,000	994,567
5.15% 1/15/13	144,000	149,503
5.625% 5/12/41	1,170,000	1,077,500
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(c)	58,000	53,820
Symetra Financial Corp. 6.125% 4/1/16 (a)	215,000	215,453
Unum Group:
5.625% 9/15/20	1,315,000	1,365,136
7.125% 9/30/16	106,000	121,551
		9,991,082
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.7%
CommonWealth REIT 5.875% 9/15/20	$ 260,000	$ 256,387
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,649,575
5.375% 10/15/12	622,000	626,625
Equity One, Inc. 6.25% 12/15/14	223,000	234,534
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	106,997
6% 7/15/12	131,000	133,601
6.2% 1/15/17	1,300,000	1,433,103
Kimco Realty Corp. 6% 11/30/12	1,600,000	1,651,920
Washington (REIT) 5.25% 1/15/14	58,000	61,205
		6,153,947
Real Estate Management & Development - 3.7%
BioMed Realty LP 3.85% 4/15/16	914,000	898,977
Brandywine Operating Partnership LP 5.75% 4/1/12	183,000	184,555
Duke Realty LP 5.4% 8/15/14	126,000	131,320
ERP Operating LP 4.75% 7/15/20	1,020,000	1,027,182
Liberty Property LP:
5.125% 3/2/15	141,000	149,989
5.5% 12/15/16	1,816,000	1,946,104
Mack-Cali Realty LP 7.75% 8/15/19	126,000	148,511
Simon Property Group LP:
2.8% 1/30/17	47,000	47,084
4.125% 12/1/21	2,333,000	2,326,290
5.65% 2/1/20	775,000	865,482
Tanger Properties LP:
6.125% 6/1/20	641,000	698,245
6.15% 11/15/15	65,000	71,757
		8,495,496
Thrifts & Mortgage Finance - 1.5%
Bank of America Corp.:
4.5% 4/1/15	1,700,000	1,579,778
5% 5/13/21	1,645,000	1,392,058
First Niagara Financial Group, Inc. 6.75% 3/19/20	325,000	354,427
		3,326,263
TOTAL FINANCIALS		78,524,485
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 3.8%
Biotechnology - 0.7%
Amgen, Inc.:
3.875% 11/15/21	$ 800,000	$ 787,966
5.15% 11/15/41	750,000	723,035
		1,511,001
Health Care Providers & Services - 2.1%
Aristotle Holding, Inc.:
4.75% 11/15/21 (a)	530,000	535,017
6.125% 11/15/41 (a)	740,000	769,336
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,682,693
UnitedHealth Group, Inc. 4.625% 11/15/41	965,000	962,168
WellPoint, Inc. 2.375% 2/15/17	810,000	802,507
		4,751,721
Pharmaceuticals - 1.0%
Johnson & Johnson 4.85% 5/15/41	630,000	717,040
Sanofi SA 1.2% 9/30/14	119,000	119,574
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	1,360,000	1,335,496
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	139,659
		2,311,769
TOTAL HEALTH CARE		8,574,491
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (a)	103,000	108,946
Raytheon Co. 1.4% 12/15/14	73,000	73,160
		182,106
Airlines - 0.1%
Continental Airlines, Inc. 6.648% 3/15/19	116,168	118,050
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	68,304	67,621
8.36% 1/20/19	51,608	51,092
		236,763
Machinery - 0.3%
Caterpillar, Inc. 5.2% 5/27/41	565,000	639,954
TOTAL INDUSTRIALS		1,058,823
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 2.4%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 160,000	$ 171,291
6% 10/1/12	173,000	180,095
		351,386
IT Services - 0.7%
International Business Machines Corp. 1.95% 7/22/16	1,617,000	1,644,618
Office Electronics - 0.5%
Xerox Corp. 4.5% 5/15/21	1,075,000	1,068,439
Software - 1.0%
Oracle Corp.:
3.875% 7/15/20 (a)	1,865,000	1,998,230
5.375% 7/15/40 (a)	240,000	276,013
		2,274,243
TOTAL INFORMATION TECHNOLOGY		5,338,686
MATERIALS - 2.5%
Chemicals - 0.9%
Dow Chemical Co.:
4.125% 11/15/21	696,000	688,987
4.25% 11/15/20	973,000	978,019
5.25% 11/15/41	98,000	95,500
7.6% 5/15/14	237,000	267,921
		2,030,427
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	86,920
Metals & Mining - 1.6%
Alcoa, Inc. 5.4% 4/15/21	120,000	114,230
Anglo American Capital PLC 9.375% 4/8/14 (a)	156,000	179,481
ArcelorMittal SA 5.5% 3/1/21	440,000	387,932
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	2,040,000	2,040,000
Rio Tinto Finance (USA) Ltd. 3.75% 9/20/21	812,000	821,273
Vale Overseas Ltd. 6.25% 1/23/17	104,000	114,929
		3,657,845
TOTAL MATERIALS		5,775,192
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.:
2.4% 8/15/16	$ 115,000	$ 116,193
2.95% 5/15/16	620,000	640,486
3.875% 8/15/21	1,500,000	1,517,498
5.55% 8/15/41	700,000	758,836
6.3% 1/15/38	970,000	1,128,652
CenturyLink, Inc.:
6.45% 6/15/21	775,000	746,738
7.6% 9/15/39	1,033,000	971,426
7.875% 8/15/12	1,000,000	1,035,247
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	187,280
5.134% 4/27/20	94,000	82,836
Verizon Communications, Inc.:
3.5% 11/1/21	2,000,000	1,988,364
4.6% 4/1/21	460,000	497,649
		9,671,205
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV:
2.375% 9/8/16	1,450,000	1,415,351
3.625% 3/30/15	132,000	137,487
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	226,411
4.75% 10/1/14	223,000	241,172
5% 3/1/21	1,750,000	1,814,087
5.875% 10/1/19	67,000	73,802
		3,908,310
TOTAL TELECOMMUNICATION SERVICES		13,579,515
UTILITIES - 6.7%
Electric Utilities - 3.6%
AmerenUE 6.4% 6/15/17	133,000	158,367
Cleveland Electric Illuminating Co. 5.65% 12/15/13	183,000	196,556
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	82,381
3.4% 9/1/21	725,000	738,247
4% 8/1/20	800,000	855,522
Duke Energy Corp. 3.55% 9/15/21	1,250,000	1,277,970
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	1,310,000	1,374,347
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
EDP Finance BV 6% 2/2/18 (a)	$ 106,000	$ 86,508
FirstEnergy Corp. 7.375% 11/15/31	1,631,000	1,912,289
FirstEnergy Solutions Corp. 6.05% 8/15/21	38,000	41,583
Nevada Power Co.:
6.5% 8/1/18	70,000	83,838
6.65% 4/1/36	500,000	654,088
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	21,944
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	74,717
Tampa Electric Co. 6.55% 5/15/36	500,000	651,632
		8,209,989
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	17,958
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	192,000	210,399
Exelon Generation Co. LLC 4% 10/1/20	157,000	160,155
Southern Power Co. 5.15% 9/15/41	461,000	468,531
		839,085
Multi-Utilities - 2.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,271,023
Dominion Resources, Inc.:
1.95% 8/15/16	72,000	71,948
2.6686% 9/30/66 (c)	145,000	122,588
7.5% 6/30/66 (c)	145,000	152,250
DTE Energy Co. 1.0306% 6/3/13 (c)	86,000	85,898
NiSource Finance Corp.:
4.45% 12/1/21	91,000	91,862
5.4% 7/15/14	60,000	65,010
5.45% 9/15/20	650,000	705,118
5.95% 6/15/41	643,000	652,547
6.15% 3/1/13	1,000,000	1,052,290
6.4% 3/15/18	59,000	67,740
Sempra Energy 2% 3/15/14	1,195,000	1,208,427
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (c)	$ 117,000	$ 117,000
Xcel Energy, Inc. 4.8% 9/15/41	554,000	586,447
		6,250,148
TOTAL UTILITIES		15,317,180
TOTAL NONCONVERTIBLE BONDS (Cost $169,708,109)		169,158,070
U.S. Treasury Obligations - 9.2%

U.S. Treasury Bonds 3.75% 8/15/41	7,507,000	8,539,213
U.S. Treasury Notes 2.25% 7/31/18	11,726,000	12,321,445
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,044,631)		20,860,658
Municipal Securities - 1.1%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.):
Series 2009 C, 6.449% 2/15/44	200,000	224,254
Series 2010 B, 8.084% 2/15/50	280,000	381,993
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	25,000	26,417
5.877% 3/1/19	170,000	180,367
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A:
6.637% 4/1/57	1,000,000	1,033,850
6.655% 4/1/57	690,000	715,026
TOTAL MUNICIPAL SECURITIES (Cost $2,367,539)		2,561,907
Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount	Value
Brazilian Federative Republic 5.625% 1/7/41	$ 105,000	$ 118,913
Chilean Republic 3.25% 9/14/21	155,000	155,388
United Mexican States 6.05% 1/11/40	146,000	172,645
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $422,059)		446,946
Bank Notes - 0.2%

Wachovia Bank NA 6% 11/15/17 (Cost $441,731)	405,000	450,726
Commercial Paper - 9.5%

Anheuser-Busch InBev Worldwide, Inc. 0.3% 1/19/12	5,000,000	4,996,410
Comcast Corp. 0.32% 12/2/11	5,000,000	4,999,922
Devon Energy Corp. 0.49% 2/13/12	5,000,000	4,994,844
Vodafone Group PLC yankee 0.7% 2/15/12	1,500,000	1,498,229
Xerox Corp. 0.59% 12/28/11	5,000,000	4,998,122
TOTAL COMMERCIAL PAPER (Cost $21,488,184)		21,487,527
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (b)(c)	47,000	32,788
MUFG Capital Finance 1 Ltd. 6.346% (b)(c)	102,000	106,662
		139,450
TOTAL PREFERRED SECURITIES (Cost $145,148)		139,450
Cash Equivalents - 5.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $12,918,000)	$ 12,918,050	$ 12,918,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $228,535,401)		228,023,284
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,181,603)
NET ASSETS - 100%		$ 226,841,681
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,142,937 or 7.1% of net assets.

(b) Security is perpetual in nature with no stated maturity date.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$12,918,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 1,137,435
ING Financial Markets LLC	3,867,278
Mizuho Securities USA, Inc.	7,756,517
RBC Capital Markets Corp.	156,770
$ 12,918,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $227,545,447. Net unrealized appreciation aggregated $477,837, of which $2,963,382 related to appreciated investment securities and $2,485,545 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Conservative
Income Bond Fund

November 30, 2011

1.924095.100

FCV-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 52.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 2.9%
Daimler Finance North America LLC 1.5429% 9/13/13 (a)(b)	$ 19,800,000	$ 19,747,404
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp. 1.245% 8/23/13 (b)	416,000	416,006
TOTAL CONSUMER DISCRETIONARY		20,163,410
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Schlumberger Investment SA 0.8929% 9/12/14 (a)(b)	5,000,000	5,006,585
FINANCIALS - 44.3%
Capital Markets - 6.7%
BlackRock, Inc. 0.8061% 5/24/13 (b)	5,000,000	4,986,135
Credit Suisse USA, Inc. 6.5% 1/15/12	2,000,000	2,012,740
Goldman Sachs Group, Inc. 0.615% 2/6/12 (b)	8,300,000	8,288,388
HSBC Bank PLC:
0.8817% 8/3/12 (a)(b)	2,450,000	2,451,490
0.8872% 5/15/13 (a)(b)	7,000,000	6,939,030
JPMorgan Chase & Co.:
1.1186% 9/30/13 (b)	2,000,000	1,983,964
1.1617% 2/26/13 (b)	3,431,000	3,436,297
1.2156% 1/24/14 (b)	4,000,000	3,949,288
The Bank of New York Mellon Corp. 0.6947% 7/28/14 (b)	5,000,000	4,916,280
UBS AG Stamford Branch 1.595% 2/23/12 (b)	6,100,000	6,110,401
		45,074,013
Commercial Banks - 20.6%
American Express Bank FSB 0.3979% 6/12/12 (b)	11,081,000	11,047,657
American Express Centurion Bank 0.3979% 6/12/12 (b)	3,000,000	2,990,973
Barclays Bank PLC 2.5% 1/23/13	10,045,000	9,966,709
Commonwealth Bank of Australia:
0.9002% 3/19/13 (a)(b)	6,740,000	6,734,864
1.0802% 3/17/14 (a)(b)	3,500,000	3,451,030
Credit Suisse New York Branch:
1.3608% 1/14/14 (b)	6,000,000	5,840,550
5% 5/15/13	5,000,000	5,151,845
Fifth Third Bank 0.5756% 5/17/13 (b)	17,375,000	16,967,817
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
ING Bank NV:
1.0275% 1/13/12 (a)(b)	$ 1,900,000	$ 1,899,307
1.1686% 3/30/12 (a)(b)	6,200,000	6,193,298
1.3971% 3/15/13 (a)(b)	5,500,000	5,432,114
ING Bank NV, London 0.8053% 2/2/12 (a)(b)	3,000,000	2,998,623
National Australia Bank Ltd. 0.8711% 1/8/13 (a)(b)	7,100,000	7,104,367
Nordea Bank AB 1.3008% 1/14/14 (a)(b)	5,000,000	4,855,127
Rabobank Nederland NV 2.65% 8/17/12 (a)	4,500,000	4,549,352
Royal Bank of Canada 0.7031% 4/17/14 (b)	4,850,000	4,805,298
Santander US Debt SA Unipersonal 1.1686% 3/30/12 (a)(b)	13,100,000	13,079,014
Svenska Handelsbanken AB 2.875% 9/14/12 (a)	15,000,000	15,182,115
Westpac Banking Corp.:
0.7629% 6/14/13 (a)(b)	5,000,000	4,996,630
1.0668% 12/9/13 (b)	1,730,000	1,713,773
2.25% 11/19/12	3,550,000	3,589,707
		138,550,170
Consumer Finance - 8.0%
American Honda Finance Corp. 0.7317% 8/28/12 (a)(b)	4,335,000	4,332,113
General Electric Capital Corp.:
0.5594% 11/1/12 (b)	500,000	499,783
1.2336% 1/7/14 (b)	11,913,000	11,740,559
3.5% 8/13/12	8,698,000	8,868,490
Household Finance Corp. 7% 5/15/12	5,090,000	5,209,452
HSBC Finance Corp.:
0.6971% 9/14/12 (b)	1,880,000	1,837,172
0.7558% 7/19/12 (b)	5,000,000	4,894,850
John Deere Capital Corp. 0.7878% 10/4/13 (b)	15,000,000	15,025,335
Toyota Motor Credit Corp. 3.8911% 1/9/12 (b)	1,150,000	1,153,840
		53,561,594
Diversified Financial Services - 6.4%
BB&T Corp. 3.85% 7/27/12	11,440,000	11,662,977
BNP Paribas 1.3368% 6/11/12 (b)	3,000,000	2,943,663
BP Capital Markets PLC 0.9368% 3/11/14 (b)	1,160,000	1,158,404
Citigroup, Inc.:
2.4528% 8/13/13 (b)	4,000,000	3,975,380
5.5% 8/27/12	7,680,000	7,774,856
6% 2/21/12	12,395,000	12,498,337
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Volkswagen International Finance NV:
0.8243% 10/1/12 (a)(b)	$ 2,000,000	$ 2,002,974
0.9843% 4/1/14 (a)(b)	1,400,000	1,403,319
		43,419,910
Insurance - 0.7%
Metropolitan Life Global Funding I:
1.1411% 1/10/14 (a)(b)	2,600,000	2,596,732
1.4752% 9/17/12 (a)(b)	2,400,000	2,414,316
		5,011,048
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp. 5.8% 6/7/12	12,500,000	12,562,500
TOTAL FINANCIALS		298,179,235
HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance Co. BV 1.3442% 11/8/13 (b)	5,000,000	5,019,205
INFORMATION TECHNOLOGY - 0.8%
Office Electronics - 0.8%
Xerox Corp. 1.2806% 5/16/14 (b)	5,596,000	5,535,485
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.1%
BellSouth Corp. 4.463% 4/26/21 (a)(b)	4,000,000	4,059,020
SBC Communications, Inc. 5.875% 8/15/12	10,000,000	10,351,040
		14,410,060
Wireless Telecommunication Services - 0.8%
Verizon Wireless Capital LLC 5.25% 2/1/12	5,000,000	5,035,840
TOTAL TELECOMMUNICATION SERVICES		19,445,900
UTILITIES - 0.1%
Multi-Utilities - 0.1%
DTE Energy Co. 1.0306% 6/3/13 (b)	757,000	756,101
TOTAL NONCONVERTIBLE BONDS (Cost $355,990,747)		354,105,921
Municipal Securities - 8.3%
	Principal Amount	Value
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2008, 0.8%, tender 6/21/12 (b)	$ 2,000,000	$ 2,002,280
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.2%, tender 2/1/12 (b)(c)	1,000,000	1,000,010
Chicago Gen. Oblig. Participating VRDN Series SGC 56A, 0.7% 12/7/11 (Liquidity Facility Societe Generale) (b)(d)	6,545,000	6,545,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (b)(c)	1,000,000	1,000,150
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.05%, tender 3/1/12 (b)(c)	600,000	600,000
Jefferson County Poll. Cont. (Louisville Gas & Elec. Co. Proj.) Series A2, 0.45% tender 12/5/11, CP mode (c)	2,400,000	2,400,072
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.05%, tender 3/1/12 (b)(c)	800,000	800,000
Los Angeles Reg'l. Arpts. Impt. Rev.:
(Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.85% 12/7/11, LOC Societe Generale, VRDN (b)(c)	1,425,000	1,425,000
(Los Angeles Int'l. Arpt./Air France Proj.) 0.85% 12/7/11, LOC Societe Generale, VRDN (b)	2,500,000	2,500,000
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	1,000,000	1,011,860
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (New England Pwr. Co. Proj.) Series A1, 0.6% tender 12/12/11, CP mode (c)	4,250,000	4,250,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2007 E, 1.4% 12/7/11 (Liquidity Facility KBC Bank NV), VRDN (b)(c)	15,000,000	15,000,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.1%, tender 1/3/12 (b)(c)	1,100,000	1,100,033
San Antonio Wtr. Sys. Rev. Participating VRDN Series SG 02 159, 0.9% 12/7/11 (Liquidity Facility Societe Generale) (b)(d)	9,935,000	9,935,000
Texas Gen. Oblig. Participating VRDN Series SG 152, 0.6% 12/1/11 (Liquidity Facility Societe Generale) (b)(d)	6,000,000	6,000,000
TOTAL MUNICIPAL SECURITIES (Cost $55,586,834)		55,569,405
Certificates of Deposit - 11.0%
	Principal Amount	Value
Bank of Nova Scotia yankee:
0.5721% 10/1/12 (b)	$ 4,000,000	$ 4,004,264
0.7772% 2/15/13 (b)	6,400,000	6,397,306
0.8247% 10/18/13 (b)	5,000,000	4,999,315
Bank of Tokyo-Mitsubishi Ltd. yankee 0.9894% 11/1/12 (b)	2,000,000	1,998,366
BNP Paribas SA yankee 1.1117% 7/23/12 (b)	6,000,000	6,009,252
Canadian Imperial Bank of Commerce New York Branch yankee:
0.5306% 9/4/12 (b)	2,400,000	2,401,610
0.5721% 10/1/12 (b)	3,000,000	2,999,520
0.635% 11/5/12 (b)	5,000,000	4,999,215
DnB NOR Bank ASA yankee 0.4531% 4/17/12 (b)	10,000,000	9,998,880
Intesa Sanpaolo SpA yankee 0.9058% 1/19/12 (b)	12,000,000	11,991,264
Nordea Bank Finland PLC yankee:
0.7856% 3/8/13 (b)	2,000,000	1,998,964
0.8176% 4/5/13 (b)	5,400,000	5,391,808
0.915% 2/7/13 (b)	1,565,000	1,564,241
Svenska Handelsbanken yankee 0.6781% 1/30/12 (b)	3,395,000	3,394,891
Svenska Handelsbanken AB yankee:
0.8002% 3/18/13 (b)	2,400,000	2,398,282
0.8547% 1/18/13 (b)	3,600,000	3,596,983
Westpac Banking Corp. yankee 0.7261% 8/24/12 (b)	175,000	174,727
TOTAL CERTIFICATES OF DEPOSIT (Cost $74,300,364)		74,318,888
Commercial Paper - 19.7%

ASB Finance Ltd. (London) yankee:
0.6% 4/27/12	2,500,000	2,493,916
0.61% 4/27/12	3,000,000	2,992,699
0.62% 4/27/12	5,000,000	4,987,832
Atlantic Asset Securitization Corp.:
0.6% 12/9/11 (Liquidity Facility Credit Agricole CIB)	10,000,000	9,999,643
0.85% 12/12/11 (Liquidity Facility Credit Agricole CIB)	9,000,000	8,999,562
BP Capital Markets PLC yankee 0.78% 6/5/12	5,000,000	4,994,961
Caisse d'Amort de la Dette Sociale yankee 0.4317% 5/25/12 (a)(b)	10,000,000	9,976,170
Nordea North America, Inc. yankee 0.6% 4/20/12	5,000,000	4,988,739
PB Finance (Delaware), Inc.:
0.72% 1/4/12	15,000,000	14,996,165
0.85% 2/2/12	10,000,000	9,992,800
Commercial Paper - continued
	Principal Amount	Value
Svenska Handelsbanken, Inc. 0.6% 5/2/12	$ 2,000,000	$ 1,994,884
Swedbank AB yankee 0.55% 1/20/12	8,625,000	8,620,821
Vodafone Group PLC yankee:
0.65% 1/19/12	1,400,000	1,399,150
0.65% 2/15/12	1,700,000	1,697,993
0.65% 2/27/12	1,500,000	1,497,790
0.65% 3/5/12	1,900,000	1,896,909
0.65% 3/5/12	1,000,000	998,373
0.65% 3/5/12	1,000,000	998,373
0.7% 3/5/12	1,300,000	1,297,885
0.73% 3/29/12	2,000,000	1,995,667
0.75% 3/5/12	1,300,000	1,297,885
0.8% 3/29/12	4,000,000	3,991,333
0.85% 3/29/12	3,000,000	2,993,500
1% 8/23/12	2,000,000	1,985,775
1.1% 8/23/12	2,500,000	2,482,219
Weatherford International Ltd. yankee:
0.7% 12/12/11	3,000,000	2,999,707
0.85% 2/14/12	15,000,000	14,982,615
Xerox Corp.:
0.6% 12/22/11	1,500,000	1,499,576
0.62% 12/29/11	3,500,000	3,498,627
TOTAL COMMERCIAL PAPER (Cost $132,468,420)		132,551,569
Cash Equivalents - 8.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) #	11,800,045	11,800,000
With:
Credit Suisse Securities (USA) LLC at 1%, dated 11/22/11 due 5/16/12 (Collateralized by U.S. Treasury Obligations valued at $10,802,412, 6.38%, 1/25/37)	10,048,889	10,000,000
Morgan Stanley & Co., Inc. at 0.85%, dated:
3/24/11 due 3/22/12 (Collateralized by U.S. Treasury Obligations valued at $3,385,726, 1.95%, 8/12/44) (b)(e)	3,025,511	2,999,730
4/11/11 due 3/22/12 (Collateralized by U.S. Treasury Obligations valued at $3,385,726, 1.95%, 8/12/44) (b)(e)	3,024,236	2,999,730
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Morgan Stanley & Co., Inc. at 0.85%, dated:
5/6/11 due 3/22/12 (Collateralized by U.S. Treasury Obligations valued at $3,385,726, 1.95%, 8/12/44) (b)(e)	$ 3,022,465	$ 2,999,730
6/13/11 due 3/22/12 (Collateralized by U.S. Treasury Obligations valued at $3,385,726, 1.95%, 8/12/44) (b)(e)	3,019,774	2,999,730
7/12/11 due 3/22/12 (Collateralized by U.S. Treasury Obligations valued at $3,385,726, 1.95%, 8/12/44) (b)(e)	3,017,720	2,999,730
8/30/11 due 3/22/12 (Collateralized by U.S. Treasury Obligations valued at $3,385,726, 1.95%, 8/12/44) (b)(e)	3,014,250	2,999,730
RBS Securities, Inc. at 1%, dated:
4/19/11 due 4/17/12 (Collateralized by U.S. Treasury Obligations valued at $7,210,042, 5.75%, 9/20/40) (b)(e)	7,070,622	6,999,846
6/1/11 due 4/17/12 (Collateralized by U.S. Treasury Obligations valued at $5,150,230, 6.3%, 7/20/40) (b)(e)	5,044,472	4,999,890
6/23/11 due 4/17/12 (Collateralized by U.S. Treasury Obligations valued at $3,090,415, 6.3%, 7/20/40) (b)(e)	3,024,850	2,999,934
TOTAL CASH EQUIVALENTS (Cost $54,800,000)		54,798,050
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $673,146,365)		671,343,833
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,924,796
NET ASSETS - 100%		$ 673,268,629
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $137,404,994 or 20.4% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,800,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 1,038,995
ING Financial Markets LLC	3,532,581
Mizuho Securities USA, Inc.	7,085,221
RBC Capital Markets Corp.	143,203
$ 11,800,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $673,146,365. Net unrealized depreciation aggregated $1,802,532, of which $222,101 related to appreciated investment securities and $2,024,633 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate Bond Fund

November 30, 2011

1.813081.107

IBF-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 7,592	$ 8,247
Automobiles - 0.1%
Daimler Finance North America LLC 1.95% 3/28/14 (b)	5,578	5,521
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,656
Media - 1.8%
Comcast Corp.:
4.95% 6/15/16	2,432	2,678
5.15% 3/1/20	4,685	5,206
5.7% 5/15/18	355	403
COX Communications, Inc. 4.625% 6/1/13	4,934	5,164
Discovery Communications LLC:
3.7% 6/1/15	5,906	6,178
5.05% 6/1/20	2,181	2,392
NBCUniversal Media LLC:
3.65% 4/30/15	549	576
5.15% 4/30/20	6,800	7,353
News America, Inc.:
5.3% 12/15/14	968	1,063
6.9% 3/1/19	5,426	6,281
Time Warner Cable, Inc.:
5.4% 7/2/12	3,163	3,241
5.85% 5/1/17	4,293	4,834
6.2% 7/1/13	3,008	3,236
6.75% 7/1/18	7,189	8,353
Time Warner, Inc.:
3.15% 7/15/15	204	211
4.875% 3/15/20	5,060	5,380
5.875% 11/15/16	5,025	5,772
Viacom, Inc.:
3.5% 4/1/17	3,145	3,219
6.125% 10/5/17	3,071	3,551
		75,091
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	6,900	7,447
Specialty Retail - 0.4%
Home Depot, Inc. 4.4% 4/1/21	4,240	4,619
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc. 4.625% 4/15/20	$ 4,793	$ 5,095
Staples, Inc. 7.375% 10/1/12	8,943	9,363
		19,077
TOTAL CONSUMER DISCRETIONARY		119,039
CONSUMER STAPLES - 1.9%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	3,891	3,919
2.5% 3/26/13	9,338	9,525
5.375% 11/15/14	928	1,034
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,800	4,142
Fortune Brands, Inc.:
5.375% 1/15/16	3,214	3,492
6.375% 6/15/14	1,868	2,044
PepsiCo, Inc. 7.9% 11/1/18	5,580	7,393
The Coca-Cola Co. 3.15% 11/15/20	670	690
		32,239
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	4,367	4,538
Wal-Mart Stores, Inc. 2.25% 7/8/15	5,578	5,784
		10,322
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (b)	781	916
General Mills, Inc. 5.2% 3/17/15	3,350	3,723
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	4,961
6.5% 8/11/17	1,168	1,369
6.75% 2/19/14	596	666
		11,635
Tobacco - 0.6%
Altria Group, Inc.:
8.5% 11/10/13	251	285
9.7% 11/10/18	9,728	12,731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.5% 3/26/20	$ 6,800	$ 7,477
Reynolds American, Inc. 6.75% 6/15/17	3,818	4,331
		24,824
TOTAL CONSUMER STAPLES		79,020
ENERGY - 4.2%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 5.35% 3/15/20 (b)	4,118	4,407
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,568
Halliburton Co. 6.15% 9/15/19	2,601	3,167
Noble Holding International Ltd. 3.45% 8/1/15	486	509
Transocean, Inc. 5.05% 12/15/16	2,817	2,814
Weatherford International Ltd.:
4.95% 10/15/13	2,254	2,372
5.15% 3/15/13	8,620	8,981
		27,818
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	417
6.375% 9/15/17	3,957	4,532
BG Energy Capital PLC 2.875% 10/15/16 (b)	4,300	4,370
BW Group Ltd. 6.625% 6/28/17 (b)	1,817	1,649
Canadian Natural Resources Ltd.:
5.15% 2/1/13	5,823	6,094
5.7% 5/15/17	1,500	1,744
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	4,862
Duke Capital LLC 6.25% 2/15/13	1,104	1,161
Duke Energy Field Services 5.375% 10/15/15 (b)	1,581	1,719
El Paso Natural Gas Co. 5.95% 4/15/17	178	200
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,384
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,739	4,062
Enterprise Products Operating LP:
4.05% 2/15/22	4,350	4,339
4.6% 8/1/12	4,309	4,382
5.6% 10/15/14	2,531	2,780
5.65% 4/1/13	769	808
EQT Corp. 4.875% 11/15/21	1,892	1,872
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	5,000	5,127
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	$ 170	$ 197
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	5,140	5,200
Marathon Petroleum Corp. 3.5% 3/1/16	3,810	3,815
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	6,841	7,342
Nexen, Inc.:
5.2% 3/10/15	1,177	1,265
6.2% 7/30/19	464	528
NGPL PipeCo LLC 6.514% 12/15/12 (b)	7,503	7,578
Petro-Canada 6.05% 5/15/18	1,874	2,197
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	5,269	5,469
7.875% 3/15/19	4,229	4,946
Petroleos Mexicanos 6% 3/5/20	495	546
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,691
4.25% 9/1/12	6,373	6,516
5.75% 1/15/20	6,268	6,903
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	2,054	2,093
5.832% 9/30/16 (b)	1,348	1,443
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	3,521	3,726
Southeast Supply Header LLC 4.85% 8/15/14 (b)	5,816	6,203
Spectra Energy Capital, LLC 5.65% 3/1/20	237	259
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,518
Texas Eastern Transmission LP 6% 9/15/17 (b)	5,603	6,597
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,979
Western Gas Partners LP 5.375% 6/1/21	4,300	4,317
XTO Energy, Inc.:
4.9% 2/1/14	5,260	5,724
5% 1/31/15	1,932	2,177
5.65% 4/1/16	1,325	1,572
		152,303
TOTAL ENERGY		180,121
FINANCIALS - 16.5%
Capital Markets - 2.1%
Bear Stearns Companies, Inc. 5.3% 10/30/15	2,688	2,866
BlackRock, Inc. 4.25% 5/24/21	3,460	3,533
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
3.7% 8/1/15	$ 5,015	$ 4,837
5.25% 7/27/21	5,000	4,614
5.95% 1/18/18	10,163	10,095
6.15% 4/1/18	3,044	3,039
Lazard Group LLC:
6.85% 6/15/17	4,983	5,223
7.125% 5/15/15	1,782	1,914
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,346
6.875% 4/25/18	5,859	5,542
Morgan Stanley:
3.8% 4/29/16	4,290	3,775
4% 7/24/15	497	455
4.1% 1/26/15	8,840	8,166
4.75% 4/1/14	1,028	987
5.45% 1/9/17	1,019	939
5.5% 7/28/21	3,936	3,431
5.625% 9/23/19	933	814
5.75% 1/25/21	4,378	3,909
5.95% 12/28/17	2,475	2,321
6% 4/28/15	1,087	1,057
6.625% 4/1/18	653	614
7.3% 5/13/19	3,668	3,610
Royal Bank of Scotland PLC 4.875% 8/25/14 (b)	8,200	8,042
The Bank of New York Mellon Corp. 2.4% 1/17/17	8,600	8,573
		89,702
Commercial Banks - 4.6%
ANZ Banking Group Ltd. 2.125% 1/10/14 (b)	4,760	4,792
Bank of America NA:
5.3% 3/15/17	687	602
6.1% 6/15/17	294	261
Barclays Bank PLC 2.375% 1/13/14	10,930	10,674
Comerica, Inc. 3% 9/16/15	15	15
Commonwealth Bank of Australia 2.9% 9/17/14 (b)	19,580	20,606
Credit Suisse New York Branch:
2.2% 1/14/14	3,216	3,167
6% 2/15/18	9,301	9,006
Danske Bank A/S 3.875% 4/14/16 (b)	6,370	5,937
DBS Bank Ltd. (Singapore) 0.6806% 5/16/17 (b)(g)	6,404	6,276
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
5.25% 2/10/14 (b)	$ 624	$ 655
5.5% 10/17/12	2,920	2,996
Fifth Third Bancorp:
3.625% 1/25/16	2,439	2,444
4.5% 6/1/18	440	426
8.25% 3/1/38	568	681
Fifth Third Bank 4.75% 2/1/15	2,708	2,795
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	55	53
HBOS PLC 6.75% 5/21/18 (b)	3,004	2,397
HSBC Holdings PLC 5.1% 4/5/21	4,270	4,407
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,333
ING Bank NV 2.65% 1/14/13 (b)	8,720	8,700
JPMorgan Chase Bank 6% 10/1/17	12,071	12,908
KeyBank NA 5.8% 7/1/14	1,865	1,991
KeyCorp. 5.1% 3/24/21	4,303	4,357
Manufacturers & Traders Trust Co. 1.8721% 4/1/13 (g)	515	514
Marshall & Ilsley Bank:
5% 1/17/17	1,973	2,070
5.25% 9/4/12	47	48
PNC Funding Corp. 3.625% 2/8/15	2,676	2,793
Rabobank (Netherlands) NV 1.85% 1/10/14	12,454	12,503
Regions Bank:
6.45% 6/26/37	514	421
7.5% 5/15/18	2,648	2,542
Regions Financial Corp.:
0.5281% 6/26/12 (g)	260	253
5.75% 6/15/15	31	30
7.75% 11/10/14	168	170
SunTrust Banks, Inc. 3.6% 4/15/16	3,630	3,639
Svenska Handelsbanken AB 2.875% 9/14/12 (b)	14,641	14,819
The Toronto Dominion Bank 2.375% 10/19/16	8,600	8,679
U.S. Bancorp 2.2% 11/15/16	5,500	5,509
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(g)	3,796	3,370
UnionBanCal Corp. 5.25% 12/16/13	857	883
Wachovia Bank NA:
4.8% 11/1/14	286	303
4.875% 2/1/15	1,823	1,912
Wachovia Corp. 5.625% 10/15/16	4,400	4,696
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.676% 6/15/16	$ 4,260	$ 4,457
3.75% 10/1/14	14,626	15,467
Westpac Banking Corp. 1.85% 12/9/13	4,120	4,149
		196,706
Consumer Finance - 1.8%
American Express Credit Corp. 2.75% 9/15/15	13,890	13,749
American Honda Finance Corp. 2.375% 3/18/13 (b)	1,800	1,827
Capital One Financial Corp.:
2.125% 7/15/14	9,294	9,154
3.15% 7/15/16	4,360	4,346
7.375% 5/23/14	582	636
Discover Financial Services:
6.45% 6/12/17	2,977	3,073
10.25% 7/15/19	448	530
General Electric Capital Corp.:
1.875% 9/16/13	1,899	1,915
2.1% 1/7/14	4,222	4,248
2.25% 11/9/15	6,196	6,135
2.95% 5/9/16	1,773	1,775
3.35% 10/17/16	4,270	4,319
3.5% 6/29/15	10,833	11,183
5.4% 9/20/13	4,879	5,205
6.375% 11/15/67 (g)	5,670	5,468
HSBC Finance Corp. 5.9% 6/19/12	444	453
		74,016
Diversified Financial Services - 3.3%
Bank of America Corp. 5.75% 12/1/17	6,840	6,235
BB&T Corp. 2.05% 4/28/14	4,200	4,253
BNP Paribas 2.125% 12/21/12	2,270	2,215
BP Capital Markets PLC:
2.248% 11/1/16	4,280	4,265
3.125% 10/1/15	503	519
3.2% 3/11/16	4,270	4,435
3.625% 5/8/14	547	574
4.5% 10/1/20	500	538
Capital One Capital V 10.25% 8/15/39	1,170	1,214
Citigroup, Inc.:
3.953% 6/15/16	1,000	980
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
4.75% 5/19/15	$ 13,271	$ 13,335
5.125% 5/5/14	1,651	1,688
6.125% 5/15/18	321	334
6.5% 8/19/13	21,531	22,405
Deutsche Bank AG London Branch 2.375% 1/11/13	8,750	8,724
JPMorgan Chase & Co.:
3.15% 7/5/16	4,300	4,234
3.4% 6/24/15	17,366	17,642
New York Life Global Funding 2.25% 12/14/12 (b)	4,310	4,375
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	1,411	1,429
5.35% 4/15/12 (b)	434	436
5.5% 1/15/14 (b)	999	1,021
5.7% 4/15/17 (b)	2,195	2,218
TECO Finance, Inc.:
4% 3/15/16	1,147	1,204
5.15% 3/15/20	1,709	1,880
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	4,406	4,582
USAA Capital Corp. 3.5% 7/17/14 (b)	5,832	6,146
Volkswagen International Finance NV 1.875% 4/1/14 (b)	8,100	8,112
Whirlpool Corp. 8% 5/1/12	4,870	5,005
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(g)	5,531	5,075
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(g)	2,866	2,780
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(g)	2,778	2,472
		140,325
Insurance - 1.8%
American International Group, Inc. 4.25% 9/15/14	5,000	4,832
Aon Corp.:
3.5% 9/30/15	6,239	6,370
5% 9/30/20	4,000	4,264
Assurant, Inc. 5.625% 2/15/14	2,474	2,575
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	647
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(g)	1,929	1,852
Hartford Financial Services Group, Inc. 5.375% 3/15/17	149	147
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	4,280	4,054
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.: - continued
6.5% 3/15/35 (b)	$ 769	$ 737
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,565	2,708
MetLife, Inc.:
2.375% 2/6/14	6,330	6,433
5% 6/15/15	1,285	1,393
Metropolitan Life Global Funding I 2.5% 9/29/15 (b)	3,000	2,986
Monumental Global Funding III 5.5% 4/22/13 (b)	2,851	3,011
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	401	454
Pacific Life Global Funding 5.15% 4/15/13 (b)	7,724	8,089
Pacific LifeCorp 6% 2/10/20 (b)	428	450
Prudential Financial, Inc.:
3.625% 9/17/12	4,198	4,259
4.5% 11/15/20	4,820	4,682
5.15% 1/15/13	614	637
5.4% 6/13/35	499	454
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(g)	246	228
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,640	6,654
The Chubb Corp. 5.75% 5/15/18	1,739	2,031
Unum Group:
5.625% 9/15/20	2,518	2,614
7.125% 9/30/16	4,802	5,507
		78,068
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc.:
4.95% 3/15/13	405	420
5.5% 1/15/12	1,655	1,662
BRE Properties, Inc. 5.5% 3/15/17	508	541
Camden Property Trust:
5.375% 12/15/13	2,244	2,348
5.875% 11/30/12	741	764
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,990	1,861
5.375% 10/15/12	1,677	1,689
7.5% 4/1/17	2,748	2,983
Duke Realty LP:
4.625% 5/15/13	885	906
5.875% 8/15/12	517	529
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
6% 9/15/17	$ 958	$ 978
6.25% 12/15/14	520	547
6.25% 1/15/17	545	567
Equity Residential 5.125% 3/15/16	3,150	3,386
Federal Realty Investment Trust:
5.4% 12/1/13	557	582
5.9% 4/1/20	42	45
6% 7/15/12	3,796	3,871
6.2% 1/15/17	685	755
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,585
6.25% 6/15/17	1,361	1,430
6.65% 1/15/18	792	843
UDR, Inc. 5.5% 4/1/14	4,753	5,028
Washington (REIT) 5.25% 1/15/14	248	262
		33,582
Real Estate Management & Development - 1.6%
AMB Property LP 5.9% 8/15/13	2,849	2,953
BioMed Realty LP:
3.85% 4/15/16	8,587	8,446
6.125% 4/15/20	1,521	1,559
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,338	2,395
5.75% 4/1/12	2,711	2,734
Colonial Properties Trust 6.875% 8/15/12	717	730
Duke Realty LP:
5.4% 8/15/14	2,777	2,894
6.25% 5/15/13	6,766	7,075
6.75% 3/15/20	291	310
8.25% 8/15/19	57	66
ERP Operating LP:
4.75% 7/15/20	2,996	3,017
5.375% 8/1/16	1,323	1,427
5.5% 10/1/12	2,159	2,222
5.75% 6/15/17	5,803	6,297
Liberty Property LP:
4.75% 10/1/20	3,111	3,115
5.125% 3/2/15	1,250	1,330
5.5% 12/15/16	1,941	2,080
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
6.625% 10/1/17	$ 2,744	$ 3,088
Mack-Cali Realty LP 7.75% 8/15/19	539	635
Post Apartment Homes LP 6.3% 6/1/13	4,169	4,349
Regency Centers LP:
4.95% 4/15/14	675	707
5.25% 8/1/15	2,356	2,499
5.875% 6/15/17	1,166	1,263
Simon Property Group LP:
2.8% 1/30/17	972	974
4.2% 2/1/15	1,570	1,659
5.3% 5/30/13	50	53
Tanger Properties LP:
6.125% 6/1/20	4,208	4,584
6.15% 11/15/15	801	884
		69,345
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
4.5% 4/1/15	10,130	9,414
5% 5/13/21	1,390	1,176
5.875% 1/5/21	5,905	5,227
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	4,671
		20,488
TOTAL FINANCIALS		702,232
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,693
Celgene Corp. 2.45% 10/15/15	472	480
		4,173
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	4,540	5,097
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	2,154
6.3% 8/15/14	3,995	4,345
Express Scripts, Inc.:
3.125% 5/15/16	3,905	3,874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
5.25% 6/15/12	$ 3,081	$ 3,149
6.25% 6/15/14	1,824	1,995
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,126
UnitedHealth Group, Inc. 3.875% 10/15/20	5,296	5,516
WellPoint, Inc. 4.35% 8/15/20	5,502	5,816
		34,975
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	2,152	2,500
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	6,900	7,137
Watson Pharmaceuticals, Inc. 5% 8/15/14	554	595
		10,232
TOTAL HEALTH CARE		54,477
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (b)	440	465
6.4% 12/15/11 (b)	1,021	1,022
		1,487
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	3,372	3,426
6.795% 2/2/20	188	180
6.9% 7/2/19	979	1,004
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,978	1,958
8.36% 1/20/19	1,496	1,481
		8,049
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	3,234	3,848
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,310
TOTAL INDUSTRIALS		17,694
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 3,938	$ 4,216
6% 10/1/12	5,018	5,224
6.55% 10/1/17	2,606	3,004
		12,444
IT Services - 0.1%
International Business Machines Corp. 1.95% 7/22/16	5,698	5,795
Office Electronics - 0.3%
Xerox Corp. 4.25% 2/15/15	14,142	14,700
Software - 0.2%
Oracle Corp. 3.875% 7/15/20 (b)	6,900	7,393
TOTAL INFORMATION TECHNOLOGY		40,332
MATERIALS - 1.2%
Chemicals - 0.4%
Dow Chemical Co.:
4.125% 11/15/21	4,063	4,022
4.25% 11/15/20	2,209	2,220
4.85% 8/15/12	9,864	10,116
7.6% 5/15/14	669	756
		17,114
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,372	2,514
Metals & Mining - 0.8%
Anglo American Capital PLC:
2.15% 9/27/13 (b)	7,200	7,193
9.375% 4/8/14 (b)	3,434	3,951
9.375% 4/8/19 (b)	3,822	4,898
ArcelorMittal SA 3.75% 3/1/16	1,138	1,057
BHP Billiton Financial (USA) Ltd. 1.875% 11/21/16	6,100	6,097
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	4,300	4,300
6.375% 11/30/12 (b)	2,211	2,315
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,321
		33,132
TOTAL MATERIALS		52,760
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	$ 2,855	$ 3,120
AT&T, Inc.:
2.5% 8/15/15	3,515	3,613
6.7% 11/15/13	1,296	1,432
CenturyLink, Inc. 6.15% 9/15/19	3,860	3,714
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	6,407	6,370
5.25% 7/22/13	2,703	2,850
France Telecom SA 2.125% 9/16/15	1,491	1,467
Qwest Corp. 3.5971% 6/15/13 (g)	7,560	7,579
SBC Communications, Inc.:
5.1% 9/15/14	6,685	7,367
5.875% 8/15/12	1,080	1,118
Telefonica Emisiones SAU:
3.729% 4/27/15	8,664	8,203
5.134% 4/27/20	401	353
6.421% 6/20/16	1,283	1,301
Verizon Communications, Inc.:
2% 11/1/16	8,797	8,689
3% 4/1/16	4,379	4,547
5.25% 4/15/13	1,400	1,480
		63,203
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
2.375% 9/8/16	4,330	4,227
3.625% 3/30/15	5,062	5,272
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	9,282	10,038
5.875% 10/1/19	287	316
Sprint Nextel Corp. 6% 12/1/16	44	35
Vodafone Group PLC:
4.15% 6/10/14	2,355	2,512
5% 12/16/13	2,972	3,188
		25,588
TOTAL TELECOMMUNICATION SERVICES		88,791
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 2.7%
Electric Utilities - 1.4%
Ameren Illinois Co. 6.125% 11/15/17	$ 455	$ 530
AmerenUE 6.4% 6/15/17	3,867	4,605
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,324	5,718
Commonwealth Edison Co. 4% 8/1/20	4,400	4,705
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	369	387
Edison International 3.75% 9/15/17	2,938	3,004
EDP Finance BV:
4.9% 10/1/19 (b)	1,200	882
5.375% 11/2/12 (b)	2,201	2,166
Enel Finance International SA 5.7% 1/15/13 (b)	575	584
Exelon Corp. 4.9% 6/15/15	3,038	3,265
FirstEnergy Corp. 7.375% 11/15/31	463	543
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,018	1,088
6.05% 8/15/21	4,294	4,699
LG&E and KU Energy LLC:
2.125% 11/15/15	3,294	3,228
3.75% 11/15/20	19	19
Nevada Power Co.:
6.5% 5/15/18	6,784	8,087
6.5% 8/1/18	2,033	2,435
Pacific Gas & Electric Co. 3.25% 9/15/21	662	660
Pennsylvania Electric Co. 6.05% 9/1/17	844	961
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,136
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,352
Sierra Pacific Power Co. 5.45% 9/1/13	2,018	2,154
Tampa Electric Co. 5.4% 5/15/21	1,635	1,907
Wisconsin Electric Power Co. 2.95% 9/15/21	768	769
		60,884
Gas Utilities - 0.1%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,322
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	2,661	2,916
Exelon Generation Co. LLC:
4% 10/1/20	669	682
5.2% 10/1/19	6,500	7,120
5.35% 1/15/14	1,687	1,805
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC 6.3% 7/15/13	$ 8,190	$ 8,785
PSEG Power LLC 2.75% 9/15/16	1,039	1,038
		22,346
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,146
Dominion Resources, Inc.:
2.6686% 9/30/66 (g)	4,542	3,840
7.5% 6/30/66 (g)	4,221	4,432
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,675	3,821
National Grid PLC 6.3% 8/1/16	1,843	2,113
NiSource Finance Corp.:
5.25% 9/15/17	2,656	2,917
5.4% 7/15/14	1,743	1,889
5.45% 9/15/20	313	340
6.4% 3/15/18	1,717	1,971
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,383	3,383
		29,852
TOTAL UTILITIES		114,404
TOTAL NONCONVERTIBLE BONDS (Cost $1,376,103)		1,448,870
U.S. Government and Government Agency Obligations - 40.9%

U.S. Government Agency Obligations - 4.7%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.5% 8/9/13	6,406	6,419
0.625% 10/30/14	11,918	11,879
0.75% 12/18/13	4,563	4,578
0.75% 12/19/14	3,232	3,227
0.875% 8/28/14	52,819	53,029
1.125% 6/27/14	11,111	11,252
4.625% 10/15/13	1,967	2,122
Freddie Mac:
0.75% 11/25/14	3,468	3,469
1% 7/30/14	9,771	9,841
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1% 8/27/14	$ 29,237	$ 29,504
1.75% 9/10/15	62,973	64,762
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	129	131
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		200,213
U.S. Treasury Obligations - 36.1%
U.S. Treasury Notes:
0.875% 11/30/16	73,008	72,683
1% 9/30/16	33,025	33,149
1.75% 7/31/15	178,208	185,684
1.75% 10/31/18	208,959	212,159
1.875% 9/30/17	101,890	105,671
2.125% 5/31/15	102,259	107,851
2.5% 4/30/15 (d)	112,872	120,429
3% 9/30/16	113,994	125,206
3.125% 10/31/16	15,084	16,657
3.125% 1/31/17 (d)	44,686	49,420
3.125% 5/15/21	254,134	278,703
3.625% 2/15/20	202,136	231,130
TOTAL U.S. TREASURY OBLIGATIONS		1,538,742
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	6,030	6,095
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,660,579)		1,745,050
U.S. Government Agency - Mortgage Securities - 6.6%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 5.4%
1.888% 2/1/33 (g)	192	200
1.918% 12/1/34 (g)	204	211
1.929% 10/1/33 (g)	211	218
1.946% 7/1/35 (g)	89	93
1.952% 3/1/35 (g)	156	162
1.96% 10/1/33 (g)	93	96
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
2.05% 3/1/35 (g)	$ 37	$ 39
2.123% 10/1/35 (g)	314	326
2.301% 7/1/34 (g)	111	117
2.303% 6/1/36 (g)	163	171
2.442% 10/1/33 (g)	258	272
2.457% 3/1/35 (g)	114	120
2.465% 7/1/35 (g)	678	710
2.477% 12/1/33 (g)	6,320	6,658
2.48% 11/1/36 (g)	1,215	1,287
2.503% 7/1/35 (g)	398	421
2.634% 4/1/35 (g)	3,840	4,065
2.636% 7/1/37 (g)	369	392
2.65% 5/1/35 (g)	444	468
2.692% 9/1/36 (g)	1,938	2,064
3% 7/1/21 to 11/1/21	73,483	76,278
3.188% 1/1/40 (g)	3,582	3,722
3.462% 3/1/40 (g)	2,962	3,080
3.5% 1/1/26	85,236	88,562
3.533% 12/1/39 (g)	993	1,038
3.61% 3/1/40 (g)	3,887	4,075
3.702% 5/1/40 (g)	2,039	2,130
3.737% 1/1/40 (g)	1,587	1,655
3.766% 10/1/39 (g)	2,151	2,251
3.79% 6/1/40 (g)	1,836	1,917
4% 7/1/18	2,872	3,023
4.5% 8/1/18 to 7/1/20	6,585	7,012
5.5% 9/1/17 to 6/1/36	16,162	17,491
6.5% 4/1/13 to 3/1/26	828	878
7% 7/1/25 to 2/1/32	28	31
7.5% 8/1/13 to 8/1/29	359	406
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		231,639
Freddie Mac - 1.1%
2.082% 4/1/35 (g)	1,690	1,774
2.182% 3/1/36 (g)	315	330
2.499% 1/1/35 (g)	123	127
2.906% 3/1/33 (g)	34	36
2.921% 11/1/35 (g)	686	727
3% 8/1/21	10,283	10,639
3.171% 10/1/35 (g)	231	246
3.555% 4/1/40 (g)	2,393	2,496
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.577% 4/1/40 (g)	$ 2,196	$ 2,293
3.613% 2/1/40 (g)	5,271	5,491
4.5% 8/1/18	8,676	9,224
5% 3/1/19	10,514	11,282
7% 3/1/12	0*	0*
7.5% 12/1/11 to 1/1/33	140	159
TOTAL FREDDIE MAC		44,824
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	3,982	4,533
7.5% 3/15/28	5	5
8% 7/15/17 to 5/15/22	854	942
TOTAL GINNIE MAE		5,480
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $275,854)		281,943
Asset-Backed Securities - 8.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7272% 4/25/35 (g)	593	382
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.9072% 3/25/34 (g)	345	258
Series 2005-HE2 Class M2, 0.7072% 4/25/35 (g)	55	54
Series 2006-OP1 Class M4, 0.6272% 4/25/36 (g)	37	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	343	3
Series 2007-D1 Class D, 1.5863% 1/22/13 (b)(g)	4,593	69
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (b)	5,282	5,309
Series 2009-A:
Class A3, 2.33% 6/17/13 (b)	979	985
Class A4, 3% 10/15/15 (b)	1,820	1,860
Series 2010-1 Class A4, 2.3% 12/15/14	7,600	7,767
Series 2010-4 Class A4, 1.35% 12/15/15	3,930	3,941
Series 2010-5 Class A4, 1.75% 3/15/16	1,635	1,655
Series 2011-1 Class A4, 2.23% 3/15/16	7,350	7,534
Series 2011-2 Class A3, 1.18% 4/15/15	4,230	4,238
Series 2011-3 Class A3, 0.97% 8/17/15	5,460	5,460
Series 2011-4 Class A2, 0.65% 3/17/14	1,650	1,649
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (b)	$ 2,160	$ 2,199
Series 2011-1 Class A2, 2.15% 1/15/16	15,400	15,590
Series 2011-5 Class A1, 0.8944% 6/15/15 (g)	8,570	8,570
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	5,980	5,964
Series 2011-1 Class A3, 1.39% 9/8/15	3,080	3,081
Series 2011-2 Class A3, 1.61% 10/8/15	6,330	6,385
Series 2011-3 Class A3, 1.17% 1/8/16	2,300	2,294
Series 2011-4 Class A/S, 0.92% 3/9/15	6,330	6,323
Series 2011-5 Class A2, 1.19% 8/8/15	2,060	2,060
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	714	715
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9572% 12/25/33 (g)	38	30
Series 2004-R2 Class M3, 0.8072% 4/25/34 (g)	60	19
Series 2005-R2 Class M1, 0.7072% 4/25/35 (g)	930	820
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0247% 3/25/34 (g)	22	15
Series 2004-W11 Class M2, 0.9572% 11/25/34 (g)	253	209
Series 2004-W7 Class M1, 0.8072% 5/25/34 (g)	968	698
Series 2006-W4 Class A2C, 0.4172% 5/25/36 (g)	607	157
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0822% 4/25/34 (g)	1,167	799
Series 2006-HE2 Class M1, 0.6272% 3/25/36 (g)	104	1
Axon Financial Funding Ltd. 0.9743% 4/4/17 (a)(b)(g)	4,149	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (b)	1,102	1,106
Class A4, 3.52% 6/15/16 (b)	3,600	3,670
Series 2009-2A Class A3, 2.13% 9/15/13 (b)	761	764
Series 2009-3A Class A3, 1.67% 12/15/13 (b)	2,662	2,671
Series 2010-2 Class A3, 1.31% 7/15/14	6,235	6,260
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3822% 2/25/35 (g)	1,896	1,224
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	6,410	6,410
Series 2011-1 Class A3, 1.06% 2/20/14	6,190	6,201
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (g)	631	555
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	429	435
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	$ 4,641	$ 4,665
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	2,600	2,749
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7048% 7/20/39 (b)(g)	201	145
Class B, 1.0048% 7/20/39 (b)(g)	189	75
Class C, 1.3548% 7/20/39 (b)(g)	243	7
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5572% 7/25/36 (g)	514	22
Series 2006-NC4 Class M1, 0.5572% 10/25/36 (g)	165	2
Series 2007-RFC1 Class A3, 0.3972% 12/25/36 (g)	812	248
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	4,832	5,022
Series 2011-A2 Class A2, 0.3379% 5/15/15 (g)	16,210	16,202
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	4,830	4,833
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	5,489	5,803
Series 2009-A5 Class A5, 2.25% 12/23/14	13,500	13,727
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (b)	5,309	5,349
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3172% 6/25/47 (g)	20	20
Series 2007-4 Class A1A, 0.4596% 9/25/37 (g)	249	237
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	149	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2272% 4/25/34 (g)	72	35
Series 2004-4 Class M2, 1.0522% 6/25/34 (g)	265	115
Series 2005-3 Class MV1, 0.6772% 8/25/35 (g)	188	183
Series 2005-AB1 Class A2, 0.4672% 8/25/35 (g)	8	8
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (b)	125	126
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.715% 5/28/35 (g)	18	11
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4322% 8/25/34 (g)	208	121
Ford Credit Auto Lease Trust:
Series 2010-B Class A3, 0.91% 7/15/13 (b)	6,360	6,364
Series 2011-A Class A3, 1.03% 7/15/14	7,640	7,645
Ford Credit Auto Owner Trust:
Series 2007-A Class D, 7.05% 12/15/13 (b)	1,014	1,017
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust: - continued
Series 2009-B Class A3, 2.79% 8/15/13	$ 1,538	$ 1,546
Series 2009-C Class A4, 4.43% 11/15/14	3,490	3,634
Series 2009-D Class A4, 2.98% 8/15/14	4,950	5,075
Series 2009-E Class A3, 1.51% 1/15/14	2,671	2,682
Series 2010-B:
Class A3, 0.98% 10/15/14	4,170	4,180
Class A4, 1.58% 9/15/15	9,480	9,606
Series 2011-B Class A4, 1.35% 12/15/16	3,640	3,663
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	4,390	4,403
Franklin Auto Trust Series 2007-1 Class C, 5.43% 2/16/15	453	453
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7472% 1/25/35 (g)	427	135
Class M4, 0.9372% 1/25/35 (g)	164	38
Series 2006-D Class M1, 0.4872% 11/25/36 (g)	87	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (b)(g)	1,457	729
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	824	758
GE Business Loan Trust:
Series 2003-1 Class A, 0.679% 4/15/31 (b)(g)	104	99
Series 2006-2A:
Class A, 0.429% 11/15/34 (b)(g)	1,353	1,120
Class B, 0.529% 11/15/34 (b)(g)	490	316
Class C, 0.629% 11/15/34 (b)(g)	812	402
Class D, 0.999% 11/15/34 (b)(g)	309	68
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7581% 6/25/42 (g)	412	321
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(g)	243	67
Class M1, 0.9072% 6/25/34 (g)	1,379	849
Series 2007-HE1 Class M1, 0.5072% 3/25/47 (g)	547	23
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6572% 9/25/46 (b)(g)	233	124
Class C, 0.8072% 9/25/46 (b)(g)	688	91
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5772% 8/25/33 (g)	295	205
Series 2003-3 Class M1, 1.5472% 8/25/33 (g)	319	251
Series 2003-5 Class A2, 0.9572% 12/25/33 (g)	15	10
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2005-5 Class 2A2, 0.5072% 11/25/35 (g)	$ 12	$ 12
Series 2006-1 Class 2A3, 0.4822% 4/25/36 (g)	315	306
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	847	851
Series 2010-1 Class A4, 1.98% 5/23/16	1,770	1,795
Series 2010-2 Class A4, 1.93% 8/18/16	12,444	12,652
Series 2011-1 Class A4, 1.8% 4/17/17	2,270	2,311
Series 2011-2 Class A4, 1.55% 8/18/17	5,790	5,875
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5448% 3/20/36 (g)	286	232
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4472% 1/25/37 (g)	766	257
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (b)	4,680	4,673
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	1,069	1,074
John Deere Owner Trust:
Series 2009-B Class A-3, 1.57% 10/15/13	2,013	2,016
Series 2011-A Class A4, 1.96% 4/16/18	1,810	1,852
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5572% 7/25/36 (g)	151	3
Series 2007-CH1:
Class AV4, 0.3872% 11/25/36 (g)	764	641
Class MV1, 0.4872% 11/25/36 (g)	621	304
Series 2007-CH3 Class M1, 0.5572% 3/25/37 (g)	423	48
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6902% 12/27/29 (g)	284	249
Series 2006-A Class 2C, 1.5102% 3/27/42 (g)	2,280	607
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3372% 6/25/34 (g)	39	24
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (b)	11	11
Class C, 5.691% 10/20/28 (b)	5	5
Class D, 6.01% 10/20/28 (b)	60	60
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5172% 10/25/36 (g)	272	8
Series 2007-HE1 Class M1, 0.5572% 5/25/37 (g)	353	9
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (b)	8,530	8,548
Series 2011-B Class A3, 1.07% 1/15/14 (b)	4,600	4,600
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	5,160	5,164
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0072% 7/25/34 (g)	$ 126	$ 79
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2322% 7/25/34 (g)	408	275
Series 2006-FM1 Class A2B, 0.3672% 4/25/37 (g)	904	647
Series 2006-OPT1 Class A1A, 0.5172% 6/25/35 (g)	1,816	1,300
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5972% 8/25/34 (g)	26	19
Series 2004-HE7 Class B3, 5.5072% 8/25/34 (g)	199	42
Series 2005-NC1 Class M1, 0.6972% 1/25/35 (g)	180	115
Series 2005-NC2 Class B1, 1.4272% 3/25/35 (g)	188	24
Series 2007-HE2 Class M1, 0.5072% 1/25/37 (g)	139	1
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (i)	3,874	339
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	10,639	80
Series 2006-4:
Class AIO, 6.35% 2/27/12 (i)	12,295	91
Class D, 1.3572% 5/25/32 (g)	1,745	4
Series 2007-1 Class AIO, 7.27% 4/25/12 (i)	15,602	437
Series 2007-2 Class AIO, 6.7% 7/25/12 (i)	11,606	414
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7672% 9/25/35 (g)	642	296
Series 2005-D Class M2, 0.7272% 2/25/36 (g)	525	52
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	1,980	1,992
Series 2011-A Class A3, 1.04% 8/15/14	6,490	6,500
Series 2011-B Class A3, 0.92% 2/16/15	3,190	3,177
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	3,580	3,601
Ocala Funding LLC:
Series 2005-1A Class A, 1.7548% 3/20/10 (a)(b)(g)	405	0
Series 2006-1A Class A, 1.6548% 3/20/11 (a)(b)(g)	530	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (g)	6	5
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (g)	17	16
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5072% 9/25/34 (g)	240	82
Class M4, 1.7072% 9/25/34 (g)	308	69
Series 2005-WCH1:
Class M2, 0.7772% 1/25/36 (g)	1,658	1,417
Class M4, 1.0872% 1/25/36 (g)	665	257
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WHQ2 Class M7, 1.5072% 5/25/35 (g)	$ 587	$ 4
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4872% 12/25/36 (g)	358	8
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0572% 4/25/33 (g)	2	2
Santander Drive Auto Receivables Trust Series 2011-4 Class A2, 1.37% 3/16/15	4,430	4,430
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0522% 3/25/35 (g)	620	386
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9772% 1/25/36 (g)	9	0*
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3947% 3/20/19 (FGIC Insured) (b)(g)	299	287
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2971% 6/15/33 (g)	572	276
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (b)	484	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9822% 9/25/34 (g)	48	19
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (b)	470	487
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1172% 9/25/34 (g)	168	110
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	2,657	2,663
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9409% 4/6/42 (b)(g)	1,781	53
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	3,080	3,153
Series 2009-2 Class A3, 1.54% 2/18/14	2,102	2,108
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	9,700	9,721
Class A4, 1.18% 10/20/15	840	844
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)	400	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)	3	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2183% 10/25/44 (b)(g)	$ 806	$ 355
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	3,590	3,616
TOTAL ASSET-BACKED SECURITIES (Cost $341,796)		346,008
Collateralized Mortgage Obligations - 2.1%

Private Sponsor - 1.4%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (b)(g)	6,582	6,564
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	1,348	1,364
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.8978% 1/25/34 (g)	860	738
Series 2004-1 Class 2A2, 2.7468% 10/25/34 (g)	597	507
Series 2004-A Class 2A2, 2.8465% 2/25/34 (g)	167	142
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (g)	86	72
Class 2A2, 2.8579% 3/25/34 (g)	532	470
Series 2004-D Class 2A2, 2.8816% 5/25/34 (g)	1,196	1,030
Series 2004-G Class 2A7, 2.8232% 8/25/34 (g)	1,126	843
Series 2004-H Class 2A1, 2.7576% 9/25/34 (g)	983	807
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 2.7783% 2/25/37 (g)	473	423
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,348	283
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7502% 7/16/34 (b)(g)	16	16
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7757% 11/25/34 (g)	1,091	938
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4947% 8/27/47 (b)(g)	3,721	3,660
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	2,668	2,551
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3548% 12/20/54 (g)	151	73
Series 2006-1A Class C2, 1.4548% 12/20/54 (b)(g)	3,085	1,465
Series 2006-2 Class C1, 1.1948% 12/20/54 (g)	2,445	1,161
Series 2006-3 Class C2, 0.7548% 12/20/54 (g)	506	240
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.3448% 12/20/54 (g)	$ 2,386	$ 1,909
Class C1, 0.6348% 12/20/54 (g)	1,459	693
Class M1, 0.4248% 12/20/54 (g)	629	434
Series 2007-1:
Class 1C1, 0.8548% 12/20/54 (g)	1,115	530
Class 1M1, 0.5548% 12/20/54 (g)	754	520
Class 2C1, 1.2148% 12/20/54 (g)	506	240
Class 2M1, 0.7548% 12/20/54 (g)	969	669
Series 2007-2 Class 2C1, 0.6817% 12/17/54 (g)	1,341	637
Granite Mortgages Series 2003-2 Class 1A3, 0.9092% 7/20/43 (g)	2,355	2,251
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.8592% 1/20/44 (g)	194	122
Series 2004-1 Class 2A1, 0.6713% 3/20/44 (g)	3,850	3,671
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	2,289	2,398
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.3661% 12/25/34 (g)	762	675
Series 2006-A2 Class 5A1, 2.7145% 11/25/33 (g)	966	866
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (g)	385	242
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (g)	789	513
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.419% 6/15/22 (b)(g)	181	170
Class C, 0.439% 6/15/22 (b)(g)	785	734
Class D, 0.449% 6/15/22 (b)(g)	301	280
Class E, 0.459% 6/15/22 (b)(g)	483	447
Class F, 0.489% 6/15/22 (b)(g)	733	671
Class G, 0.559% 6/15/22 (b)(g)	259	233
Class H, 0.579% 6/15/22 (b)(g)	362	322
Class J, 0.619% 6/15/22 (b)(g)	422	371
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5572% 3/25/37 (g)	1,507	59
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.4831% 10/15/33 (g)	5,010	5,001
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6593% 10/25/35 (g)	2,243	1,674
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5978% 7/10/35 (b)(g)	$ 846	$ 592
Class B6, 3.0978% 7/10/35 (b)(g)	233	147
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	620	655
Series 2004-SL3 Class A1, 7% 8/25/16	34	34
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7072% 6/25/33 (b)(g)	189	174
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	170	61
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	4,090	4,087
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (g)	16	11
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (g)	1,475	1,065
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 2.7287% 6/25/34 (g)	679	634
Series 2005-AR10 Class 2A2, 2.7102% 6/25/35 (g)	620	548
Series 2005-AR12 Class 2A6, 2.7172% 7/25/35 (g)	331	285
Series 2005-AR2 Class 2A2, 2.7259% 3/25/35 (g)	1,844	1,512
Series 2005-AR3 Class 2A1, 2.7113% 3/25/35 (g)	892	763
TOTAL PRIVATE SPONSOR		60,247
U.S. Government Agency - 0.7%
Fannie Mae Guaranteed Mortgage pass-thru certificates Series 2010-123 Class DL, 3.5% 11/25/25	3,345	3,489
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	228	246
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	760	814
Series 2004-86 Class KC, 4.5% 5/25/19	537	558
Series 2010-143 Class B, 3.5% 12/25/25	5,202	5,456
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4779% 2/15/19 (g)	4,880	4,887
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	773	829
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2363 Class PF, 6% 9/15/16	$ 1,004	$ 1,078
Series 2425 Class JH, 6% 3/15/17	908	980
Series 3777 Class AC, 3.5% 12/15/25	8,671	9,037
TOTAL U.S. GOVERNMENT AGENCY		27,374
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $78,555)		87,621
Commercial Mortgage Securities - 4.5%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8296% 2/14/43 (g)	888	908
Class A3, 6.8796% 2/14/43 (g)	958	984
Class A6, 7.45% 2/14/43 (g)	1,412	1,447
Class PS1, 1.3848% 2/14/43 (g)(i)	3,314	48
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7126% 5/10/45 (g)	1,265	1,338
Series 2006-5 Class A3, 5.39% 9/10/47	1,683	1,734
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,541
Series 2007-4 Class A3, 5.7926% 2/10/51 (g)	1,204	1,265
Series 2006-6 Class E, 5.619% 10/10/45 (b)	697	124
Series 2007-3 Class A3, 5.6235% 6/10/49 (g)	2,016	2,096
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2:
Class A3, 4.05% 11/10/38	183	185
Class A4, 4.153% 11/10/38	1,531	1,588
Series 2001-3 Class H, 6.562% 4/11/37 (b)	675	675
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	302	300
Class K, 6.15% 5/11/35 (b)	561	555
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.559% 3/15/22 (b)(g)	518	500
Class D, 0.609% 3/15/22 (b)(g)	525	507
Class E, 0.649% 3/15/22 (b)(g)	434	419
Class F, 0.719% 3/15/22 (b)(g)	277	263
Class G, 0.779% 3/15/22 (b)(g)	179	167
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class D, 0.459% 10/15/19 (b)(g)	$ 885	$ 845
Class E, 0.489% 10/15/19 (b)(g)	878	825
Class F, 0.559% 10/15/19 (b)(g)	1,724	1,604
Class G, 0.579% 10/15/19 (b)(g)	609	539
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1072% 12/25/33 (b)(g)	50	35
Series 2004-1:
Class A, 0.6172% 4/25/34 (b)(g)	613	509
Class B, 2.1572% 4/25/34 (b)(g)	69	39
Class M1, 0.8172% 4/25/34 (b)(g)	55	39
Class M2, 1.4572% 4/25/34 (b)(g)	52	36
Series 2004-2:
Class A, 0.6872% 8/25/34 (b)(g)	507	415
Class M1, 0.8372% 8/25/34 (b)(g)	116	84
Series 2004-3:
Class A1, 0.6272% 1/25/35 (b)(g)	1,148	863
Class A2, 0.6772% 1/25/35 (b)(g)	165	115
Class M1, 0.7572% 1/25/35 (b)(g)	198	114
Class M2, 1.2572% 1/25/35 (b)(g)	78	38
Series 2005-2A:
Class A1, 0.5672% 8/25/35 (b)(g)	874	668
Class M1, 0.6872% 8/25/35 (b)(g)	37	22
Class M2, 0.7372% 8/25/35 (b)(g)	62	33
Class M3, 0.7572% 8/25/35 (b)(g)	34	18
Class M4, 0.8672% 8/25/35 (b)(g)	50	25
Series 2005-3A:
Class A1, 0.5772% 11/25/35 (b)(g)	277	207
Class A2, 0.6572% 11/25/35 (b)(g)	322	242
Class M1, 0.6972% 11/25/35 (b)(g)	52	31
Class M2, 0.7472% 11/25/35 (b)(g)	66	37
Class M3, 0.7672% 11/25/35 (b)(g)	59	32
Class M4, 0.8572% 11/25/35 (b)(g)	74	36
Series 2005-4A:
Class A2, 0.6472% 1/25/36 (b)(g)	629	446
Class B1, 1.6572% 1/25/36 (b)(g)	86	15
Class M1, 0.7072% 1/25/36 (b)(g)	203	113
Class M2, 0.7272% 1/25/36 (b)(g)	97	49
Class M3, 0.7572% 1/25/36 (b)(g)	89	42
Class M4, 0.8672% 1/25/36 (b)(g)	78	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M5, 0.9072% 1/25/36 (b)(g)	$ 78	$ 29
Class M6, 0.9572% 1/25/36 (b)(g)	83	23
Series 2006-1:
Class A2, 0.6172% 4/25/36 (b)(g)	97	71
Class M1, 0.6372% 4/25/36 (b)(g)	55	31
Class M2, 0.6572% 4/25/36 (b)(g)	58	31
Class M3, 0.6772% 4/25/36 (b)(g)	50	25
Class M4, 0.7772% 4/25/36 (b)(g)	28	13
Class M5, 0.8172% 4/25/36 (b)(g)	27	11
Class M6, 0.8972% 4/25/36 (b)(g)	55	21
Series 2006-2A:
Class A1, 0.4872% 7/25/36 (b)(g)	2,037	1,500
Class A2, 0.5372% 7/25/36 (b)(g)	85	55
Class B1, 1.1272% 7/25/36 (b)(g)	51	14
Class B3, 2.9572% 7/25/36 (b)(g)	76	13
Class M1, 0.5672% 7/25/36 (b)(g)	89	50
Class M2, 0.5872% 7/25/36 (b)(g)	100	51
Class M3, 0.6072% 7/25/36 (b)(g)	83	41
Class M4, 0.6772% 7/25/36 (b)(g)	56	26
Class M5, 0.7272% 7/25/36 (b)(g)	69	29
Class M6, 0.7972% 7/25/36 (b)(g)	103	31
Series 2006-3A:
Class B1, 1.0572% 10/25/36 (b)(g)	100	7
Class B2, 1.6072% 10/25/36 (b)(g)	59	1
Class M4, 0.6872% 10/25/36 (b)(g)	110	14
Class M5, 0.7372% 10/25/36 (b)(g)	132	14
Class M6, 0.8172% 10/25/36 (b)(g)	163	12
Series 2006-4A:
Class A1, 0.4872% 12/25/36 (b)(g)	396	252
Class A2, 0.5272% 12/25/36 (b)(g)	2,095	1,246
Class B1, 0.9572% 12/25/36 (b)(g)	88	10
Class B2, 1.5072% 12/25/36 (b)(g)	90	7
Class B3, 2.7072% 12/25/36 (b)(g)	148	6
Class M1, 0.5472% 12/25/36 (b)(g)	185	75
Class M2, 0.5672% 12/25/36 (b)(g)	123	45
Class M3, 0.5972% 12/25/36 (b)(g)	125	41
Class M4, 0.6572% 12/25/36 (b)(g)	149	40
Class M5, 0.6972% 12/25/36 (b)(g)	137	25
Class M6, 0.7772% 12/25/36 (b)(g)	123	17
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class A2, 0.5272% 3/25/37 (b)(g)	$ 471	$ 259
Class B1, 0.9272% 3/25/37 (b)(g)	198	18
Class B2, 1.4072% 3/25/37 (b)(g)	143	8
Class B3, 3.6072% 3/25/37 (b)(g)	84	2
Class M1, 0.5272% 3/25/37 (b)(g)	173	62
Class M2, 0.5472% 3/25/37 (b)(g)	130	37
Class M3, 0.5772% 3/25/37 (b)(g)	116	26
Class M4, 0.6272% 3/25/37 (b)(g)	93	17
Class M5, 0.6772% 3/25/37 (b)(g)	145	22
Class M6, 0.7572% 3/25/37 (b)(g)	202	24
Series 2007-2A:
Class A1, 0.5272% 7/25/37 (b)(g)	426	227
Class A2, 0.5772% 7/25/37 (b)(g)	399	147
Class B1, 1.8572% 7/25/37 (b)(g)	164	7
Class B2, 2.5072% 7/25/37 (b)(g)	112	2
Class M1, 0.6272% 7/25/37 (b)(g)	186	33
Class M2, 0.6672% 7/25/37 (b)(g)	101	14
Class M3, 0.7472% 7/25/37 (b)(g)	102	12
Class M4, 0.9072% 7/25/37 (b)(g)	204	19
Class M5, 1.0072% 7/25/37 (b)(g)	180	14
Class M6, 1.2572% 7/25/37 (b)(g)	228	14
Series 2007-3:
Class A2, 0.5472% 7/25/37 (b)(g)	369	209
Class B1, 1.2072% 7/25/37 (b)(g)	140	12
Class B2, 1.8572% 7/25/37 (b)(g)	265	15
Class B3, 4.2572% 7/25/37 (b)(g)	102	3
Class M1, 0.5672% 7/25/37 (b)(g)	126	27
Class M2, 0.5972% 7/25/37 (b)(g)	134	25
Class M3, 0.6272% 7/25/37 (b)(g)	211	35
Class M4, 0.7572% 7/25/37 (b)(g)	251	38
Class M5, 0.8572% 7/25/37 (b)(g)	173	24
Class M6, 1.0572% 7/25/37 (b)(g)	131	14
Series 2007-4A:
Class B1, 2.8072% 9/25/37 (b)(g)	220	3
Class B2, 3.7072% 9/25/37 (b)(g)	96	1
Class M1, 1.2072% 9/25/37 (b)(g)	210	20
Class M2, 1.3072% 9/25/37 (b)(g)	210	16
Class M4, 1.8572% 9/25/37 (b)(g)	409	16
Class M5, 2.0072% 9/25/37 (b)(g)	409	12
Class M6, 2.2072% 9/25/37 (b)(g)	410	8
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(i)	$ 2,352	$ 82
Series 2007-5A, Class IO, 4.1484% 10/25/37 (b)(g)(i)	5,747	553
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.899% 3/15/19 (b)(g)	192	183
Class J, 1.099% 3/15/19 (b)(g)	183	157
Series 2007-BBA8:
Class D, 0.499% 3/15/22 (b)(g)	349	320
Class E, 0.549% 3/15/22 (b)(g)	1,818	1,652
Class F, 0.599% 3/15/22 (b)(g)	1,115	993
Class G, 0.649% 3/15/22 (b)(g)	376	331
Class H, 0.799% 3/15/22 (b)(g)	349	300
Class J, 0.949% 3/15/22 (b)(g)	349	276
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	117	118
Series 2004-PWR3 Class A3, 4.487% 2/11/41	394	402
Series 2006-PW14 Class X2, 0.6503% 12/11/38 (b)(g)(i)	13,759	187
Series 2006-T24 Class X2, 0.4418% 10/12/41 (b)(g)(i)	2,533	22
Series 2007-PW16:
Class B, 5.7153% 6/11/40 (b)(g)	193	88
Class C, 5.7153% 6/11/40 (b)(g)	161	53
Class D, 5.7153% 6/11/40 (b)(g)	161	40
Series 2007-PW18 Class X2, 0.315% 6/11/50 (b)(g)(i)	105,250	1,019
Series 2007-T28:
Class A1, 5.422% 9/11/42	5	5
Class X2, 0.1653% 9/11/42 (b)(g)(i)	45,707	321
C-BASS Trust floater Series 2006-SC1 Class A, 0.5272% 5/25/36 (b)(g)	345	246
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (b)	1,418	1,470
Class XCL, 2.2133% 5/15/35 (b)(g)(i)	4,994	127
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5578% 8/15/21 (b)(g)	198	195
Class G, 0.5778% 8/15/21 (b)(g)	273	264
Class H, 0.6178% 8/15/21 (b)(g)	218	202
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	1,798	1,690
Series 2007-C6 Class A1, 5.622% 12/10/49 (g)	2,559	2,558
Series 2008-C7 Class A2B, 6.072% 12/10/49 (g)	1,207	1,244
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 1,175	$ 1,246
Class C, 5.476% 12/11/49	2,273	310
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8157% 5/15/46 (g)	1,207	1,260
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	290
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.799% 4/15/17 (b)(g)	36	32
Class H, 0.869% 4/15/17 (b)(g)	78	64
Class J, 1.099% 4/15/17 (b)(g)	59	43
Series 2005-FL11:
Class C, 0.549% 11/15/17 (b)(g)	921	838
Class D, 0.589% 11/15/17 (b)(g)	48	43
Class E, 0.639% 11/15/17 (b)(g)	170	151
Class F, 0.699% 11/15/17 (b)(g)	84	74
Class G, 0.749% 11/15/17 (b)(g)	58	50
Series 2006-FL12 Class AJ, 0.379% 12/15/20 (b)(g)	1,720	1,560
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (g)	12	12
Series 2006-C8 Class A3, 5.31% 12/10/46	3,439	3,556
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (b)	2,080	2,020
Class AJFX, 5.478% 2/5/19 (b)	2,590	2,571
Series 2006-C8 Class XP, 0.4626% 12/10/46 (g)(i)	12,864	124
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,414	2,468
Series 2007-C3:
Class A2, 5.7135% 6/15/39 (g)	2,044	2,062
Class A4, 5.7135% 6/15/39 (g)	726	750
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,218	2,267
Series 2006-C5 Class ASP, 0.6678% 12/15/39 (g)(i)	8,953	114
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.599% 4/15/22 (b)(g)	4,306	3,100
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2002-CP5 Class A1, 4.106% 12/15/35	31	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2004-C1:
Class A3, 4.321% 1/15/37	$ 87	$ 87
Class A4, 4.75% 1/15/37	562	589
Series 2001-CK6 Class AX, 0.7797% 8/15/36 (g)(i)	723	1
Series 2001-CKN5 Class AX, 1.7172% 9/15/34 (b)(g)(i)	2,043	3
Series 2003-C4 Class A4, 5.137% 8/15/36	3,980	4,174
Series 2006-C1 Class A3, 5.4197% 2/15/39 (g)	2,238	2,361
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.399% 2/15/22 (b)(g)	457	384
Class C:
0.419% 2/15/22 (b)(g)	840	677
0.519% 2/15/22 (b)(g)	300	225
Class F, 0.569% 2/15/22 (b)(g)	600	438
Series 2007-C1:
Class ASP, 0.3867% 2/15/40 (g)(i)	18,854	158
Class B, 5.487% 2/15/40 (b)(g)	1,845	277
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	794	792
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,557
Series 2001-1 Class X1, 1.2539% 5/15/33 (b)(g)(i)	1,491	13
Series 2007-C1 Class XP, 0.192% 12/10/49 (g)(i)	17,307	85
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.4531% 5/10/40 (g)	2,050	2,168
Series 2004-C3 Class X2, 0.578% 12/10/41 (g)(i)	14,891	0*
Series 2005-C1 Class X2, 0.5531% 5/10/43 (g)(i)	4,406	14
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (b)(g)	454	437
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	2,414	2,476
Series 2005-GG3 Class XP, 0.6577% 8/10/42 (b)(g)(i)	15,407	22
Series 2006-GG7 Class A3, 5.8769% 7/10/38 (g)	1,591	1,590
Series 2007-GG11 Class A1, 0.2869% 12/10/49 (b)(g)(i)	25,607	179
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6175% 6/6/20 (b)(g)	$ 274	$ 257
Class F, 0.6875% 6/6/20 (b)(g)	376	349
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (b)(g)	1,355	1,303
Class D, 2.3636% 3/6/20 (b)(g)	2,650	2,534
Class F, 2.8433% 3/6/20 (b)(g)	112	107
Class G, 3.0177% 3/6/20 (b)(g)	56	54
Class H, 3.5846% 3/6/20 (b)(g)	44	42
Class J, 4.4568% 3/6/20 (b)(g)	63	61
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	2,840	2,852
Series 2005-GG4 Class XP, 0.7107% 7/10/39 (b)(g)(i)	19,901	75
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,016	1,021
Series 2007-GG10 Class A2, 5.778% 8/10/45	549	559
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	3,790	3,780
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(g)	5,000	4,966
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	3,370	3,469
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	1,699	1,781
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.419% 11/15/18 (b)(g)	685	623
Class C, 0.459% 11/15/18 (b)(g)	486	433
Class D, 0.479% 11/15/18 (b)(g)	164	143
Class E, 0.529% 11/15/18 (b)(g)	178	149
Class F, 0.579% 11/15/18 (b)(g)	267	221
Class G, 0.609% 11/15/18 (b)(g)	231	185
Class H, 0.749% 11/15/18 (b)(g)	178	135
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	480	494
Series 2007-LD11 Class A2, 5.8017% 6/15/49 (g)	5,558	5,629
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	9,620	9,679
Class A3, 5.42% 1/15/49	3,322	3,508
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2005-CB13 Class E, 5.3476% 1/12/43 (b)(g)	$ 611	$ 24
Series 2005-LDP4 Class X2, 0.2011% 10/15/42 (g)(i)	432,852	869
Series 2006-CB17 Class A3, 5.45% 12/12/43	338	341
Series 2007-CB18 Class A1, 5.32% 6/12/47 (g)	2	2
Series 2007-CB19:
Class B, 5.7385% 2/12/49 (g)	103	37
Class C, 5.7385% 2/12/49 (g)	270	82
Class D, 5.7385% 2/12/49 (g)	284	64
Series 2007-LDP10 Class ES, 5.5379% 1/15/49 (b)(g)	624	33
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	46	46
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	222	227
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	164	165
Series 2006-C7 Class A2, 5.3% 11/15/38	944	845
Series 2007-C1 Class A4, 5.424% 2/15/40	156	168
Series 2007-C2 Class A3, 5.43% 2/15/40	582	611
Series 2001-C3 Class B, 6.512% 6/15/36	335	337
Series 2005-C3 Class XCP, 0.7121% 7/15/40 (g)(i)	2,746	10
Series 2006-C6 Class XCP, 0.6749% 9/15/39 (g)(i)	5,147	64
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (g)(i)	2,073	18
Series 2007-C7 Class XCP, 0.2822% 9/15/45 (g)(i)	88,210	702
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.479% 9/15/21 (b)(g)	387	341
Class E, 0.539% 9/15/21 (b)(g)	1,395	1,214
Class F, 0.589% 9/15/21 (b)(g)	515	443
Class G, 0.609% 9/15/21 (b)(g)	1,017	804
Class H, 0.649% 9/15/21 (b)(g)	263	197
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2202% 11/12/37 (g)	818	827
Series 2005-LC1 Class F, 5.3796% 1/12/44 (b)(g)	1,050	531
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.363% 12/12/49 (g)	238	237
sequential payer:
Series 2006-1 CLass A3, 5.4769% 2/12/39 (g)	1,284	1,306
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	$ 1,037	$ 1,097
Series 2007-5:
Class A3, 5.364% 8/12/48	471	487
Class A4, 5.378% 8/12/48	48	49
Class B, 5.479% 8/12/48	3,621	1,290
Series 2007-6 Class A1, 5.175% 3/12/51	4	4
Series 2007-9 Class A4, 5.7% 9/12/49	315	330
Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	4,999	5,242
Series 2006-4 Class XP, 0.6162% 12/12/49 (g)(i)	18,872	329
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,207	372
Series 2007-7 Class B, 5.7419% 6/12/50 (g)	105	16
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (b)(g)	161	95
Series 2007-XCLA Class A1, 0.449% 7/17/17 (b)(g)	125	115
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (b)(g)	693	640
Class D, 0.439% 10/15/20 (b)(g)	300	273
Class E, 0.499% 10/15/20 (b)(g)	376	338
Class F, 0.549% 10/15/20 (b)(g)	225	193
Class G, 0.589% 10/15/20 (b)(g)	279	237
Class H, 0.679% 10/15/20 (b)(g)	176	132
Class J, 0.829% 10/15/20 (b)(g)	103	61
Class MHRO, 0.939% 10/15/20 (b)(g)	409	335
Class NHRO, 1.139% 10/15/20 (b)(g)	619	495
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	1,465	1,508
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,284	1,301
Series 2007-IQ13 Class A1, 5.05% 3/15/44	31	31
Series 2007-T25 Class A1, 5.391% 11/12/49	70	70
Series 2003-IQ6 Class X2, 0.5872% 12/15/41 (b)(g)(i)	7,142	0*
Series 2005-IQ9 Class X2, 1.0813% 7/15/56 (b)(g)(i)	10,743	22
Series 2006-HQ10 Class X2, 0.4922% 11/12/41 (b)(g)(i)	6,521	35
Series 2006-HQ8 Class A3, 5.4703% 3/12/44 (g)	566	569
Series 2006-T23 Class A3, 5.8123% 8/12/41 (g)	616	626
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	1,780	1,860
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	$ 931	$ 970
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	71	71
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3333% 9/15/21 (b)(g)	3,771	3,586
Class E, 0.5233% 9/15/21 (b)(g)	867	658
Class F, 0.5833% 9/15/21 (b)(g)	846	601
Class G, 0.6033% 9/15/21 (b)(g)	801	546
Class J, 0.8433% 9/15/21 (b)(g)	178	109
Series 2007-WHL8:
Class AP1, 0.949% 6/15/20 (b)(g)	99	89
Class AP2, 1.049% 6/15/20 (b)(g)	165	145
Class F, 0.729% 6/15/20 (b)(g)	2,422	1,574
Class LXR1, 0.949% 6/15/20 (b)(g)	148	120
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	3,206	3,303
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,036	1,045
Class A4, 5.305% 12/15/43	355	366
Class A5, 5.342% 12/15/43	1,291	1,329
Series 2007-C32:
Class A2, 5.7374% 6/15/49 (g)	1,278	1,303
Class A3, 5.7424% 6/15/49 (g)	2,049	2,122
Series 2005-C22 Class F, 5.3591% 12/15/44 (b)(g)	2,013	767
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	3,621	1,554
Class XP, 0.437% 12/15/43 (b)(g)(i)	10,796	118
Series 2007-C31 Class C, 5.6857% 4/15/47 (g)	332	62
Series 2007-C31A Class A2, 5.421% 4/15/47	4,680	4,787
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.899% 2/15/51 (g)	799	827
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $163,263)		194,112
Municipal Securities - 0.4%
	Principal Amount (000s)	Value (000s)
California Gen. Oblig. 5.25% 4/1/14	$ 9,000	$ 9,639
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	6,094	6,191
Series 2011, 5.877% 3/1/19	620	658
TOTAL MUNICIPAL SECURITIES (Cost $15,738)		16,488
Foreign Government and Government Agency Obligations - 1.3%

Brazilian Federative Republic 5.625% 1/7/41	2,175	2,463
Chilean Republic:
3.25% 9/14/21	4,350	4,361
7.125% 1/11/12	3,362	3,385
New Brunswick Province 2.75% 6/15/18	8,700	8,986
Ontario Province 2.3% 5/10/16	36,000	37,080
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $54,785)		56,275
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $255)	267	280
Bank Notes - 0.3%

National City Bank, Cleveland 0.4256% 3/1/13 (g)	12,421	12,298
Wachovia Bank NA 6% 11/15/17	1,725	1,920
TOTAL BANK NOTES (Cost $13,717)		14,218
Fixed-Income Funds - 0.8%
	Shares
Fidelity Specialized High Income Central Fund (h) (Cost $32,112)	324,161	31,988
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (c)(g) (Cost $627)	$ 1,362	$ 950
Cash Equivalents - 0.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $34,263)	$ 34,263	34,263
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,047,647)		4,258,066
NET OTHER ASSETS (LIABILITIES) - 0.2%		9,314
NET ASSETS - 100%		$ 4,267,380
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $176,000) (f)

	Sept. 2037	$ 467	$ (440)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (e)	August 2034	378	(210)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (e)	Oct. 2034	451	(188)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (e)	Dec. 2034	1,282	(1,249)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (e)	April 2032	184	(108)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (e)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (e)

	Oct. 2034	$ 497	$ (188)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (e)	Sept. 2034	179	(136)
		$ 3,442	$ (2,523)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $393,196,000 or 9.2% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,445,000.

(e) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(f) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$34,263,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 3,017
ING Financial Markets LLC	10,257
Mizuho Securities USA, Inc.	20,573
RBC Capital Markets Corp.	416
$ 34,263
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Specialized High Income Central Fund	$ 548
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 40,165	$ 548	$ 8,701	$ 31,988	7.7%
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,448,870	$ -	$ 1,448,870	$ -
U.S. Government and Government Agency Obligations	1,745,050	-	1,745,050	-
U.S. Government Agency - Mortgage Securities	281,943	-	281,943	-
Asset-Backed Securities	346,008	-	335,346	10,662
Collateralized Mortgage Obligations	87,621	-	87,218	403
Commercial Mortgage Securities	194,112	-	170,476	23,636
Municipal Securities	16,488	-	16,488	-
Foreign Government and Government Agency Obligations	56,275	-	56,275	-
Supranational Obligations	280	-	280	-
Bank Notes	14,218	-	14,218	-
Fixed-Income Funds	31,988	31,988	-	-
Preferred Securities	950	-	950	-
Cash Equivalents	34,263	-	34,263	-
Total Investments in Securities:	$ 4,258,066	$ 31,988	$ 4,191,377	$ 34,701
Derivative Instruments:
Liabilities
Swap Agreements	$ (2,523)	$ -	$ (440)	$ (2,083)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 34,815
Total Realized Gain (Loss)	458
Total Unrealized Gain (Loss)	(2,889)
Cost of Purchases	4
Proceeds of Sales	(1,526)
Amortization/Accretion	(8)
Transfers in to Level 3	5,721
Transfers out of Level 3	(1,874)
Ending Balance	$ 34,701
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (2,938)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,095)
Total Unrealized Gain (Loss)	12
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (2,083)
Realized gain (loss) on Swap Agreements for the period	$ 16
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2011	$ 12

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $4,136,659,000. Net unrealized appreciation aggregated $121,407,000, of which $155,313,000 related to appreciated investment securities and $33,906,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $3,442,000 representing 0.08% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Investment Grade Bond Fund

November 30, 2011

1.813259.107

IGB-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Media - 1.7%
Comcast Corp.:
5.15% 3/1/20	$ 5,596	$ 6,218
5.7% 5/15/18	6,385	7,244
6.55% 7/1/39	4,789	5,541
Discovery Communications LLC 6.35% 6/1/40	3,458	3,993
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	5,910
6.4% 4/30/40	5,000	5,727
News America Holdings, Inc. 7.75% 12/1/45	3,043	3,518
News America, Inc.:
6.15% 3/1/37	759	795
6.15% 2/15/41	2,746	2,940
Time Warner Cable, Inc.:
4% 9/1/21	17,000	16,597
5.85% 5/1/17	12,691	14,290
6.75% 7/1/18	5,587	6,492
Time Warner, Inc.:
5.375% 10/15/41	1,324	1,324
6.2% 3/15/40	5,000	5,451
		86,040
Specialty Retail - 0.1%
Lowe's Companies, Inc. 3.8% 11/15/21	3,304	3,299
TOTAL CONSUMER DISCRETIONARY		89,339
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
FBG Finance Ltd. 5.125% 6/15/15 (b)	5,189	5,655
Fortune Brands, Inc.:
5.375% 1/15/16	470	511
5.875% 1/15/36	3,830	3,821
6.375% 6/15/14	2,462	2,695
		12,682
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	7,800	8,656
6.5% 8/11/17	4,718	5,530
		14,186
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	$ 5,257	$ 6,766
9.7% 11/10/18	5,570	7,289
Reynolds American, Inc.:
6.75% 6/15/17	7,156	8,117
7.25% 6/15/37	9,654	10,754
		32,926
TOTAL CONSUMER STAPLES		59,794
ENERGY - 2.8%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (b)	4,849	5,010
5.35% 3/15/20 (b)	4,973	5,322
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,264
5% 10/1/21	3,162	3,142
Transocean, Inc.:
5.05% 12/15/16	3,231	3,228
6.375% 12/15/21	4,266	4,264
7.35% 12/15/41	807	807
		28,037
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	9,817	11,245
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,794
EQT Corp. 4.875% 11/15/21	2,163	2,140
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	6,497	6,572
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,499
Nakilat, Inc. 6.067% 12/31/33 (b)	2,634	2,858
Nexen, Inc. 6.4% 5/15/37	2,868	2,929
Petro-Canada 6.05% 5/15/18	1,963	2,301
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,777
5.75% 1/20/20	17,057	17,705
6.75% 1/27/41	7,100	7,732
Petroleos Mexicanos 6.5% 6/2/41 (b)	17,929	19,318
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	777	824
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (b)	$ 3,906	$ 4,199
6.75% 9/30/19 (b)	2,556	3,054
Schlumberger Investment SA 3.3% 9/14/21 (b)	3,140	3,169
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,036
4.6% 6/15/21	1,124	1,152
Western Gas Partners LP 5.375% 6/1/21	6,237	6,262
Williams Partners LP 4.125% 11/15/20	1,029	1,036
		109,602
TOTAL ENERGY		137,639
FINANCIALS - 10.7%
Capital Markets - 1.3%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	9,160	8,453
5.95% 1/18/18	4,817	4,785
6.75% 10/1/37	9,625	8,563
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,826
JPMorgan Chase Capital XX 6.55% 9/29/36	7,448	7,420
Lazard Group LLC:
6.85% 6/15/17	2,464	2,583
7.125% 5/15/15	7,737	8,312
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,049	1,588
Morgan Stanley:
4.75% 4/1/14	1,376	1,321
5.5% 7/28/21	7,650	6,669
6.625% 4/1/18	7,981	7,507
7.3% 5/13/19	4,777	4,702
		63,729
Commercial Banks - 1.9%
Bank of America NA 5.3% 3/15/17	7,041	6,175
BB&T Capital Trust IV 6.82% 6/12/77 (h)	583	582
Credit Suisse Ltd. (Guernsey) 5.86% (c)(h)	6,365	4,965
Credit Suisse New York Branch 6% 2/15/18	8,405	8,139
Discover Bank:
7% 4/15/20	3,642	3,727
8.7% 11/18/19	5,944	6,636
Export-Import Bank of Korea 5.25% 2/10/14 (b)	3,402	3,573
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
3.625% 1/25/16	$ 3,326	$ 3,333
4.5% 6/1/18	2,054	1,989
8.25% 3/1/38	2,385	2,861
Fifth Third Bank 4.75% 2/1/15	949	979
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	3,533	3,409
HBOS PLC 6.75% 5/21/18 (b)	3,056	2,439
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,768
JPMorgan Chase Bank 6% 10/1/17	5,986	6,401
KeyBank NA 6.95% 2/1/28	1,344	1,464
KeyCorp. 5.1% 3/24/21	2,442	2,472
Korea Development Bank 5.75% 9/10/13	3,220	3,399
Manufacturers & Traders Trust Co. 1.8721% 4/1/13 (h)	572	571
Marshall & Ilsley Bank 5% 1/17/17	6,464	6,783
Regions Bank:
6.45% 6/26/37	8,147	6,681
7.5% 5/15/18	3,713	3,564
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,046
7.75% 11/10/14	4,705	4,764
Wachovia Corp. 4.875% 2/15/14	4,283	4,476
		92,196
Consumer Finance - 0.1%
Discover Financial Services 10.25% 7/15/19	3,781	4,474
SLM Corp.:
0.7183% 1/27/14 (h)	1,055	957
5% 10/1/13	391	391
		5,822
Diversified Financial Services - 2.0%
Bank of America Corp. 5.75% 12/1/17	13,408	12,222
BP Capital Markets PLC:
3.125% 10/1/15	5,742	5,924
4.742% 3/11/21	4,290	4,733
Capital One Capital V 10.25% 8/15/39	2,114	2,193
Citigroup, Inc.:
3.953% 6/15/16	4,945	4,848
5.5% 4/11/13	20,020	20,506
6.125% 5/15/18	9,472	9,862
6.5% 8/19/13	1,317	1,370
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
4.35% 8/15/21	$ 5,680	$ 5,539
4.95% 3/25/20	8,888	9,143
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	6,741	6,829
5.35% 4/15/12 (b)	1,530	1,537
5.5% 1/15/14 (b)	4,505	4,604
TECO Finance, Inc.:
4% 3/15/16	1,439	1,510
5.15% 3/15/20	2,067	2,274
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(h)	3,532	3,241
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(h)	1,161	1,126
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(h)	2,033	1,809
		99,270
Insurance - 1.7%
American International Group, Inc. 4.875% 9/15/16	5,463	5,110
Aon Corp.:
3.125% 5/27/16	4,835	4,847
5% 9/30/20	2,135	2,276
6.25% 9/30/40	1,748	2,067
Assurant, Inc. 5.625% 2/15/14	4,022	4,186
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,586
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(h)	10,398	9,982
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	4,901	4,642
6.7% 8/15/16 (b)	7,459	7,927
10.75% 6/15/88 (b)(h)	4,022	4,847
Lincoln National Corp. 7% 5/17/66 (h)	1,136	1,014
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,104
MetLife, Inc. 6.75% 6/1/16	4,485	5,092
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	4,357	5,682
Prudential Financial, Inc.:
4.5% 11/16/21	3,500	3,396
5.8% 11/16/41	3,500	3,364
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,900	4,910
Unum Group 5.625% 9/15/20	3,183	3,304
		82,336
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc. 5.5% 1/15/12	$ 770	$ 773
Camden Property Trust 5.375% 12/15/13	1,818	1,902
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,226	3,952
5.375% 10/15/12	4,283	4,315
7.5% 4/1/17	2,623	2,847
9.625% 3/15/16	3,987	4,587
Duke Realty LP 4.625% 5/15/13	317	325
Equity One, Inc.:
5.375% 10/15/15	585	600
6% 9/15/17	3,250	3,317
6.25% 12/15/14	2,985	3,139
6.25% 1/15/17	2,136	2,223
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,744
5.9% 4/1/20	1,389	1,483
6% 7/15/12	1,579	1,610
6.2% 1/15/17	1,215	1,339
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,080
6.65% 1/15/18	3,200	3,406
UDR, Inc. 5.5% 4/1/14	6,383	6,752
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,842
		49,236
Real Estate Management & Development - 2.4%
AMB Property LP:
5.9% 8/15/13	4,537	4,702
6.3% 6/1/13	4,607	4,802
BioMed Realty LP:
3.85% 4/15/16	5,000	4,918
6.125% 4/15/20	1,872	1,919
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,243	2,298
5.75% 4/1/12	3,189	3,216
Colonial Properties Trust:
5.5% 10/1/15	5,995	6,082
6.875% 8/15/12	3,309	3,368
Colonial Realty LP 6.05% 9/1/16	4,436	4,524
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,707
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP:
5.4% 8/15/14	$ 5,135	$ 5,352
5.5% 3/1/16	5,038	5,229
5.95% 2/15/17	1,536	1,622
6.25% 5/15/13	3,807	3,981
6.5% 1/15/18	5,065	5,438
ERP Operating LP:
5.2% 4/1/13	6,349	6,593
5.5% 10/1/12	6,078	6,255
5.75% 6/15/17	1,259	1,366
6.625% 3/15/12	1,111	1,128
Liberty Property LP:
5.5% 12/15/16	3,158	3,384
6.375% 8/15/12	2,174	2,228
6.625% 10/1/17	3,709	4,174
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,706
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,268
Regency Centers LP 6.75% 1/15/12	5,856	5,889
Simon Property Group LP 4.125% 12/1/21	3,117	3,108
Tanger Properties LP:
6.125% 6/1/20	4,421	4,816
6.15% 11/15/15	9,117	10,065
		116,138
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.75% 7/12/16	2,390	2,079
5.65% 5/1/18	3,745	3,295
6.5% 8/1/16	5,430	5,247
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,247	4,632
		15,253
TOTAL FINANCIALS		523,980
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	5,656	5,453
Health Care Providers & Services - 0.2%
Aristotle Holding, Inc. 4.75% 11/15/21 (b)	5,135	5,184
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.:
3.125% 5/15/16	$ 4,472	$ 4,437
6.25% 6/15/14	1,557	1,703
		11,324
TOTAL HEALTH CARE		16,777
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	1,177	1,219
6.795% 2/2/20	405	388
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,187	2,165
8.36% 1/20/19	7,501	7,426
		11,198
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,984	3,014
TOTAL INDUSTRIALS		14,212
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,026
6.55% 10/1/17	2,421	2,791
		7,817
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,765	1,754
TOTAL INFORMATION TECHNOLOGY		9,571
MATERIALS - 0.9%
Chemicals - 0.6%
Dow Chemical Co.:
4.125% 11/15/21	4,654	4,607
4.25% 11/15/20	2,512	2,525
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
5.25% 11/15/41	$ 7,270	$ 7,085
7.6% 5/15/14	13,026	14,725
		28,942
Metals & Mining - 0.3%
ArcelorMittal SA 3.75% 3/1/16	1,580	1,467
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	9,810	9,810
Rio Tinto Finance Ltd. (USA) 3.75% 9/20/21	3,275	3,312
		14,589
TOTAL MATERIALS		43,531
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
5.55% 8/15/41	7,000	7,588
6.8% 5/15/36	5,000	6,105
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,203	5,460
CenturyLink, Inc.:
6.15% 9/15/19	2,073	1,995
6.45% 6/15/21	5,399	5,202
7.6% 9/15/39	655	616
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,937	5,252
Embarq Corp. 7.995% 6/1/36	2,427	2,440
Telefonica Emisiones SAU 5.855% 2/4/13	1,287	1,303
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,111
		43,072
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 2.375% 9/8/16	6,904	6,739
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	8,998	9,731
5.875% 10/1/19	6,291	6,930
6.35% 3/15/40	1,971	2,146
Sprint Nextel Corp. 6% 12/1/16	403	321
		25,867
TOTAL TELECOMMUNICATION SERVICES		68,939
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 2.5%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 5,410	$ 5,811
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	3,318	3,373
6.4% 9/15/20 (b)	9,167	9,617
Edison International 3.75% 9/15/17	3,716	3,800
EDP Finance BV 6% 2/2/18 (b)	7,773	6,344
FirstEnergy Corp. 7.375% 11/15/31	6,758	7,924
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,255	3,562
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,146
Pacific Gas & Electric Co. 3.25% 9/15/21	757	755
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,607
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	3,968
Wisconsin Electric Power Co. 2.95% 9/15/21	878	879
		55,786
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,894	3,301
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,518
		4,819
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	6,310	6,915
Exelon Generation Co. LLC:
4% 10/1/20	4,789	4,885
5.35% 1/15/14	5,292	5,663
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,817
6.5% 5/1/18	5,351	6,090
PSEG Power LLC 2.75% 9/15/16	1,192	1,191
		27,561
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
2.6686% 9/30/66 (h)	4,795	4,054
7.5% 6/30/66 (h)	3,654	3,837
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,127
5.4% 7/15/14	1,393	1,509
5.45% 9/15/20	1,461	1,585
5.8% 2/1/42	2,709	2,770
5.95% 6/15/41	4,935	5,008
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.25% 12/15/40	$ 1,327	$ 1,402
6.4% 3/15/18	4,529	5,200
San Diego Gas & Electric Co. 3% 8/15/21	1,292	1,327
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,001	4,001
		32,820
TOTAL UTILITIES		120,986
TOTAL NONCONVERTIBLE BONDS (Cost $1,050,441)		1,084,768
U.S. Government and Government Agency Obligations - 25.5%

U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority 5.25% 9/15/39	15,563	19,531
U.S. Treasury Inflation Protected Obligations - 3.5%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	9,340	12,477
2.125% 2/15/41	46,089	61,986
U.S. Treasury Inflation-Indexed Notes 0.625% 7/15/21	94,284	100,182
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		174,645
U.S. Treasury Obligations - 21.6%
U.S. Treasury Bonds:
3.125% 11/15/41	12,010	12,153
3.75% 8/15/41	34,939	39,743
4.375% 5/15/41	150,478	189,814
U.S. Treasury Notes:
1.5% 12/31/13	352,900	361,919
2.125% 8/15/21	42,186	42,437
3.125% 5/15/21 (e)	151,143	165,750
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 5/31/13	$ 103,340	$ 108,390
3.625% 2/15/20	122,561	140,141
TOTAL U.S. TREASURY OBLIGATIONS		1,060,347
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,177,961)		1,254,523
U.S. Government Agency - Mortgage Securities - 30.3%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 19.4%
2.303% 6/1/36 (h)	142	149
2.575% 2/1/35 (h)	2,801	2,969
2.636% 7/1/37 (h)	421	446
3.5% 11/1/25 to 12/1/40	6,600	6,866
3.5% 12/1/26 (d)	900	935
3.5% 12/1/26 (d)	900	935
4% 11/1/26 to 11/1/41	93,884	98,029
4% 12/1/26 (d)	6,000	6,298
4% 12/1/26 (d)	2,792	2,930
4% 9/1/41	232	242
4% 10/1/41	1,881	1,967
4% 12/1/41 (d)	38,800	40,418
4.5% 4/1/18 to 11/1/41 (d)	180,460	191,783
4.5% 12/1/26 (d)	300	319
4.5% 12/1/26 (d)	7,000	7,441
4.5% 12/1/41 (d)	136,000	143,771
5% 4/1/18 to 6/1/40	65,072	69,924
5% 12/1/41 (d)	13,800	14,831
5.5% 12/1/30 to 9/1/38	79,448	86,354
5.5% 12/1/41 (d)	28,000	30,392
5.5% 12/1/41 (d)	4,200	4,559
5.5% 12/1/41 (d)	31,300	33,974
6% 3/1/22 to 11/1/39	111,869	123,140
6% 12/1/41 (d)	42,500	46,584
6% 12/1/41 (d)	26,600	29,156
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
6% 12/1/41 (d)	$ 7,200	$ 7,892
6.5% 2/1/36	191	212
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		952,516
Freddie Mac - 5.8%
3.171% 10/1/35 (h)	200	213
4% 12/1/40 to 11/1/41	24,788	25,995
4% 9/1/41	954	997
4% 12/1/41 (d)	11,000	11,439
4% 1/1/42 (d)	11,000	11,416
4.5% 7/1/25 to 10/1/41	101,794	108,051
5% 7/1/35 to 4/1/41	48,497	51,999
5% 12/1/41 (d)	400	428
5.5% 12/1/27 to 1/1/40	63,050	68,070
5.5% 12/1/41 (d)	4,200	4,534
6% 7/1/37 to 8/1/37	3,899	4,272
TOTAL FREDDIE MAC		287,414
Ginnie Mae - 5.1%
3.5% 12/1/41 (d)	6,400	6,634
3.5% 1/1/42 (d)	6,400	6,613
4% 1/15/25 to 11/15/41	45,390	48,520
4% 12/1/41 (d)	6,800	7,250
4% 12/1/41 (d)	6,800	7,250
4% 12/1/41 (d)	6,100	6,504
4% 12/1/41 (d)	700	746
4% 1/1/42 (d)	6,100	6,486
4.5% 5/15/39 to 3/20/41	48,408	52,658
4.5% 12/1/41 (d)	500	543
4.5% 12/1/41 (d)	2,100	2,282
4.5% 12/1/41 (d)	1,900	2,064
4.5% 1/1/42 (d)	2,400	2,602
5% 7/15/39 to 9/15/40	41,230	45,464
5% 12/1/41 (d)	13,200	14,528
5% 12/1/41 (d)	13,200	14,528
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 1/1/42 (d)	$ 13,200	$ 14,501
5.5% 12/20/28 to 12/15/38	9,530	10,682
TOTAL GINNIE MAE		249,855
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,476,316)		1,489,785
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7272% 4/25/35 (h)	832	537
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.9072% 3/25/34 (h)	212	159
Series 2005-HE2 Class M2, 0.7072% 4/25/35 (h)	77	75
Series 2006-OP1 Class M4, 0.6272% 4/25/36 (h)	52	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (b)(h)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.7479% 6/15/32 (b)(h)	6,092	3,138
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	648	649
Class E, 6.96% 3/8/16 (b)	2,566	2,568
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9572% 12/25/33 (h)	54	42
Series 2004-R2 Class M3, 0.8072% 4/25/34 (h)	85	27
Series 2005-R2 Class M1, 0.7072% 4/25/35 (h)	1,307	1,152
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0247% 3/25/34 (h)	30	21
Series 2004-W7 Class M1, 0.8072% 5/25/34 (h)	808	583
Series 2006-W4 Class A2C, 0.4172% 5/25/36 (h)	854	221
Axon Financial Funding Ltd. 0.9743% 4/4/17 (a)(b)(h)	5,160	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (h)	886	780
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	264	268
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7048% 7/20/39 (b)(h)	223	161
Class B, 1.0048% 7/20/39 (b)(h)	355	140
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1: - continued
Class C, 1.3548% 7/20/39 (b)(h)	$ 456	$ 14
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5572% 7/25/36 (h)	722	31
Series 2007-RFC1 Class A3, 0.3972% 12/25/36 (h)	1,140	348
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3172% 6/25/47 (h)	12	12
Series 2007-4 Class A1A, 0.4596% 9/25/37 (h)	153	146
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.3008% 3/25/32 (MGIC Investment Corp. Insured) (h)	61	5
Series 2004-3 Class M4, 1.2272% 4/25/34 (h)	101	49
Series 2004-4 Class M2, 1.0522% 6/25/34 (h)	372	162
Series 2005-3 Class MV1, 0.6772% 8/25/35 (h)	264	257
Series 2005-AB1 Class A2, 0.4672% 8/25/35 (h)	11	11
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (b)	114	114
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.715% 5/28/35 (h)	25	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4322% 8/25/34 (h)	231	134
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0822% 3/25/34 (h)	13	3
Franklin Auto Trust Series 2007-1 Class C, 5.43% 2/16/15	279	279
Fremont Home Loan Trust:
Series 2005-A Class M4, 0.9372% 1/25/35 (h)	231	54
Series 2006-D Class M1, 0.4872% 11/25/36 (h)	67	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (b)(h)	2,174	1,087
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	936	861
GE Business Loan Trust:
Series 2003-1 Class A, 0.679% 4/15/31 (b)(h)	146	138
Series 2006-2A:
Class A, 0.429% 11/15/34 (b)(h)	1,034	856
Class B, 0.529% 11/15/34 (b)(h)	374	242
Class C, 0.629% 11/15/34 (b)(h)	620	307
Class D, 0.999% 11/15/34 (b)(h)	296	65
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7581% 6/25/42 (h)	318	248
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(h)	$ 262	$ 73
Class M1, 0.9072% 6/25/34 (h)	1,630	1,003
Series 2007-HE1 Class M1, 0.5072% 3/25/47 (h)	660	27
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6572% 9/25/46 (b)(h)	258	137
Class C, 0.8072% 9/25/46 (b)(h)	1,211	159
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5772% 8/25/33 (h)	182	126
Series 2003-3 Class M1, 1.5472% 8/25/33 (h)	449	354
Series 2003-5 Class A2, 0.9572% 12/25/33 (h)	21	14
Series 2005-5 Class 2A2, 0.5072% 11/25/35 (h)	17	17
Series 2006-1 Class 2A3, 0.4822% 4/25/36 (h)	373	363
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5448% 3/20/36 (h)	402	326
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4472% 1/25/37 (h)	913	306
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1:
Class AV4, 0.3872% 11/25/36 (h)	913	767
Class MV1, 0.4872% 11/25/36 (h)	741	363
Series 2007-CH3 Class M1, 0.5572% 3/25/37 (h)	326	37
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6902% 12/27/29 (h)	399	350
Series 2006-A Class 2C, 1.5102% 3/27/42 (h)	1,605	427
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3372% 6/25/34 (h)	55	34
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (b)	13	13
Class C, 5.691% 10/20/28 (b)	6	6
Class D, 6.01% 10/20/28 (b)	54	54
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5172% 10/25/36 (h)	327	10
Series 2007-HE1 Class M1, 0.5572% 5/25/37 (h)	496	13
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0072% 7/25/34 (h)	78	49
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2322% 7/25/34 (h)	283	191
Series 2006-FM1 Class A2B, 0.3672% 4/25/37 (h)	1,076	770
Series 2006-OPT1 Class A1A, 0.5172% 6/25/35 (h)	1,647	1,179
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5972% 8/25/34 (h)	$ 36	$ 27
Series 2004-NC8 Class M6, 1.5072% 9/25/34 (h)	95	48
Series 2005-NC1 Class M1, 0.6972% 1/25/35 (h)	253	162
Series 2005-NC2 Class B1, 1.4272% 3/25/35 (h)	264	33
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (j)	5,500	481
Series 2006-3 Class AIO, 7.1% 1/25/12 (j)	16,869	127
Series 2006-4:
Class AIO, 6.35% 2/27/12 (j)	18,969	141
Class D, 1.3572% 5/25/32 (h)	1,227	3
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	23,975	671
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	17,719	633
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7672% 9/25/35 (h)	903	416
Series 2005-D Class M2, 0.7272% 2/25/36 (h)	429	42
Ocala Funding LLC:
Series 2005-1A Class A, 1.7548% 3/20/10 (a)(b)(h)	449	0
Series 2006-1A Class A, 1.6548% 3/20/11 (a)(b)(h)	933	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (h)	17	16
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (h)	52	50
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5072% 9/25/34 (h)	337	116
Class M4, 1.7072% 9/25/34 (h)	433	97
Series 2005-WCH1 Class M3, 0.8172% 1/25/36 (h)	302	188
Series 2005-WHQ2 Class M7, 1.5072% 5/25/35 (h)	857	6
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4872% 12/25/36 (h)	407	10
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0572% 4/25/33 (h)	3	3
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9772% 1/25/36 (h)	7	0
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3947% 3/20/19 (FGIC Insured) (b)(h)	355	340
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2971% 6/15/33 (h)	805	388
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (b)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9822% 9/25/34 (h)	53	21
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (b)	$ 289	$ 300
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1172% 9/25/34 (h)	18	12
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9409% 4/6/42 (b)(h)	1,724	52
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)	704	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $29,997)		27,607
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.8978% 1/25/34 (h)	828	711
Series 2004-A Class 2A2, 2.8465% 2/25/34 (h)	103	87
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (h)	73	61
Class 2A2, 2.8579% 3/25/34 (h)	495	437
Series 2004-D Class 2A2, 2.8816% 5/25/34 (h)	737	635
Series 2004-G Class 2A7, 2.8232% 8/25/34 (h)	9	7
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 4.2221% 10/25/36 (b)(h)(j)	28,703	1,607
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2676% 8/25/34 (h)	630	619
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,223	257
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7502% 7/16/34 (b)(h)	14	14
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	3,378	3,230
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (h)	714	628
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3448% 12/20/54 (h)	2,694	2,155
Class M1, 0.4248% 12/20/54 (h)	710	490
Series 2007-1:
Class 1M1, 0.5548% 12/20/54 (h)	894	617
Class 2M1, 0.7548% 12/20/54 (h)	1,148	792
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.8592% 1/20/44 (h)	$ 341	$ 215
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	2,077	2,176
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8352% 8/25/36 (h)	1,218	902
Series 2004-A3 Class 4A1, 2.7488% 7/25/34 (h)	730	696
Series 2006-A2 Class 5A1, 2.7145% 11/25/33 (h)	842	755
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	492	541
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (h)	541	341
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (h)	942	613
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.419% 6/15/22 (b)(h)	190	178
Class C, 0.439% 6/15/22 (b)(h)	936	875
Class D, 0.449% 6/15/22 (b)(h)	452	420
Class E, 0.459% 6/15/22 (b)(h)	576	532
Class F, 0.489% 6/15/22 (b)(h)	955	874
Class G, 0.559% 6/15/22 (b)(h)	271	244
Class H, 0.579% 6/15/22 (b)(h)	433	385
Class J, 0.619% 6/15/22 (b)(h)	505	444
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6121% 8/25/34 (h)	994	899
Series 2005-A2 Class A7, 2.6206% 2/25/35 (h)	558	522
Series 2006-A6 Class A4, 2.7758% 10/25/33 (h)	666	586
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5472% 7/25/35 (h)	1,301	985
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5572% 3/25/37 (h)	1,797	71
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5978% 7/10/35 (b)(h)	768	537
Class B6, 3.0978% 7/10/35 (b)(h)	1,018	641
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	431	455
Series 2004-SL3 Class A1, 7% 8/25/16	21	21
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7072% 6/25/33 (b)(h)	183	168
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	$ 194	$ 70
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (h)	23	15
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3214% 4/25/33 (h)	264	234
Series 2003-20 Class 1A1, 5.5% 7/25/33	207	210
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (h)	2,073	1,497
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.476% 8/25/33 (h)	491	472
Series 2005-AR3 Class A2, 2.5815% 3/25/35 (h)	1,371	1,117
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.6198% 11/25/34 (h)	1,556	1,384
Series 2005-AR2 Class 2A2, 2.7259% 3/25/35 (h)	1,136	932
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,949)		33,354
Commercial Mortgage Securities - 8.5%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8296% 2/14/43 (h)	805	823
Class A3, 6.8796% 2/14/43 (h)	869	893
Class A6, 7.45% 2/14/43 (h)	1,281	1,312
Class PS1, 1.3848% 2/14/43 (h)(j)	3,767	55
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7126% 5/10/45 (h)	1,148	1,215
Series 2006-3 Class A4, 5.889% 7/10/44	6,816	7,377
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,305
Series 2007-4 Class A3, 5.7926% 2/10/51 (h)	1,092	1,147
Series 2006-6 Class E, 5.619% 10/10/45 (b)	633	113
Series 2007-2:
Class B, 5.8173% 4/10/49 (h)	896	288
Class C, 5.655% 4/10/49 (h)	2,392	597
Class D, 5.655% 4/10/49 (h)	1,197	130
Series 2007-3:
Class A3, 5.6235% 6/10/49 (h)	1,828	1,900
Class A4, 5.6235% 6/10/49 (h)	2,283	2,410
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 2,398	$ 2,555
Series 2004-2:
Class A3, 4.05% 11/10/38	166	168
Class A4, 4.153% 11/10/38	1,389	1,441
Series 2005-1 Class A3, 4.877% 11/10/42	852	851
Series 2001-3 Class H, 6.562% 4/11/37 (b)	612	612
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	343	340
Class K, 6.15% 5/11/35 (b)	509	503
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	3,402	3,550
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.559% 3/15/22 (b)(h)	470	454
Class D, 0.609% 3/15/22 (b)(h)	476	459
Class E, 0.649% 3/15/22 (b)(h)	393	379
Class F, 0.719% 3/15/22 (b)(h)	489	464
Class G, 0.779% 3/15/22 (b)(h)	317	294
Series 2006-BIX1:
Class D, 0.459% 10/15/19 (b)(h)	803	767
Class E, 0.489% 10/15/19 (b)(h)	797	749
Class F, 0.559% 10/15/19 (b)(h)	1,885	1,753
Class G, 0.579% 10/15/19 (b)(h)	1,257	1,113
Class H, 0.619% 10/15/19 (b)(h)	1,388	1,173
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1072% 12/25/33 (b)(h)	55	39
Series 2004-1:
Class A, 0.6172% 4/25/34 (b)(h)	699	581
Class B, 2.1572% 4/25/34 (b)(h)	78	44
Class M1, 0.8172% 4/25/34 (b)(h)	79	56
Class M2, 1.4572% 4/25/34 (b)(h)	72	50
Series 2004-2:
Class A, 0.6872% 8/25/34 (b)(h)	566	463
Class M1, 0.8372% 8/25/34 (b)(h)	129	94
Series 2004-3:
Class A1, 0.6272% 1/25/35 (b)(h)	1,255	943
Class A2, 0.6772% 1/25/35 (b)(h)	180	126
Class M1, 0.7572% 1/25/35 (b)(h)	217	125
Class M2, 1.2572% 1/25/35 (b)(h)	109	53
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class A1, 0.5672% 8/25/35 (b)(h)	$ 995	$ 760
Class M1, 0.6872% 8/25/35 (b)(h)	66	38
Class M2, 0.7372% 8/25/35 (b)(h)	87	46
Class M3, 0.7572% 8/25/35 (b)(h)	60	32
Class M4, 0.8672% 8/25/35 (b)(h)	55	27
Series 2005-3A:
Class A1, 0.5772% 11/25/35 (b)(h)	389	291
Class A2, 0.6572% 11/25/35 (b)(h)	364	273
Class M1, 0.6972% 11/25/35 (b)(h)	98	59
Class M2, 0.7472% 11/25/35 (b)(h)	73	42
Class M3, 0.7672% 11/25/35 (b)(h)	65	36
Class M4, 0.8572% 11/25/35 (b)(h)	82	40
Series 2005-4A:
Class A2, 0.6472% 1/25/36 (b)(h)	884	626
Class B1, 1.6572% 1/25/36 (b)(h)	96	17
Class M1, 0.7072% 1/25/36 (b)(h)	285	158
Class M2, 0.7272% 1/25/36 (b)(h)	107	55
Class M3, 0.7572% 1/25/36 (b)(h)	156	73
Class M4, 0.8672% 1/25/36 (b)(h)	87	38
Class M5, 0.9072% 1/25/36 (b)(h)	87	33
Class M6, 0.9572% 1/25/36 (b)(h)	92	25
Series 2006-1:
Class A2, 0.6172% 4/25/36 (b)(h)	170	125
Class M1, 0.6372% 4/25/36 (b)(h)	103	59
Class M2, 0.6572% 4/25/36 (b)(h)	109	58
Class M3, 0.6772% 4/25/36 (b)(h)	94	47
Class M4, 0.7772% 4/25/36 (b)(h)	53	24
Class M5, 0.8172% 4/25/36 (b)(h)	52	21
Class M6, 0.8972% 4/25/36 (b)(h)	103	39
Series 2006-2A:
Class A1, 0.4872% 7/25/36 (b)(h)	2,317	1,707
Class A2, 0.5372% 7/25/36 (b)(h)	150	97
Class B1, 1.1272% 7/25/36 (b)(h)	95	27
Class B3, 2.9572% 7/25/36 (b)(h)	85	15
Class M1, 0.5672% 7/25/36 (b)(h)	157	88
Class M2, 0.5872% 7/25/36 (b)(h)	111	57
Class M3, 0.6072% 7/25/36 (b)(h)	92	46
Class M4, 0.6772% 7/25/36 (b)(h)	105	49
Class M5, 0.7272% 7/25/36 (b)(h)	76	32
Class M6, 0.7972% 7/25/36 (b)(h)	114	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0572% 10/25/36 (b)(h)	$ 110	$ 7
Class B2, 1.6072% 10/25/36 (b)(h)	110	3
Class M4, 0.6872% 10/25/36 (b)(h)	122	16
Class M5, 0.7372% 10/25/36 (b)(h)	146	15
Class M6, 0.8172% 10/25/36 (b)(h)	286	21
Series 2006-4A:
Class A1, 0.4872% 12/25/36 (b)(h)	476	304
Class A2, 0.5272% 12/25/36 (b)(h)	2,416	1,437
Class B1, 0.9572% 12/25/36 (b)(h)	150	17
Class B2, 1.5072% 12/25/36 (b)(h)	154	12
Class B3, 2.7072% 12/25/36 (b)(h)	155	6
Class M1, 0.5472% 12/25/36 (b)(h)	194	79
Class M2, 0.5672% 12/25/36 (b)(h)	130	47
Class M3, 0.5972% 12/25/36 (b)(h)	131	43
Class M4, 0.6572% 12/25/36 (b)(h)	157	42
Class M5, 0.6972% 12/25/36 (b)(h)	144	26
Class M6, 0.7772% 12/25/36 (b)(h)	130	18
Series 2007-1:
Class A2, 0.5272% 3/25/37 (b)(h)	526	289
Class B1, 0.9272% 3/25/37 (b)(h)	210	19
Class B2, 1.4072% 3/25/37 (b)(h)	152	8
Class B3, 3.6072% 3/25/37 (b)(h)	93	2
Class M1, 0.5272% 3/25/37 (b)(h)	185	67
Class M2, 0.5472% 3/25/37 (b)(h)	138	39
Class M3, 0.5772% 3/25/37 (b)(h)	183	40
Class M4, 0.6272% 3/25/37 (b)(h)	149	27
Class M5, 0.6772% 3/25/37 (b)(h)	155	23
Class M6, 0.7572% 3/25/37 (b)(h)	215	26
Series 2007-2A:
Class A1, 0.5272% 7/25/37 (b)(h)	1,346	716
Class A2, 0.5772% 7/25/37 (b)(h)	1,260	463
Class B1, 1.8572% 7/25/37 (b)(h)	377	16
Class B2, 2.5072% 7/25/37 (b)(h)	260	5
Class M1, 0.6272% 7/25/37 (b)(h)	430	77
Class M2, 0.6672% 7/25/37 (b)(h)	280	38
Class M3, 0.7472% 7/25/37 (b)(h)	283	34
Class M4, 0.9072% 7/25/37 (b)(h)	471	43
Class M5, 1.0072% 7/25/37 (b)(h)	416	32
Class M6, 1.2572% 7/25/37 (b)(h)	528	32
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.5472% 7/25/37 (b)(h)	$ 519	$ 294
Class B1, 1.2072% 7/25/37 (b)(h)	313	26
Class B2, 1.8572% 7/25/37 (b)(h)	805	46
Class B3, 4.2572% 7/25/37 (b)(h)	227	6
Class M1, 0.5672% 7/25/37 (b)(h)	275	60
Class M2, 0.5972% 7/25/37 (b)(h)	294	55
Class M3, 0.6272% 7/25/37 (b)(h)	473	78
Class M4, 0.7572% 7/25/37 (b)(h)	745	112
Class M5, 0.8572% 7/25/37 (b)(h)	377	51
Class M6, 1.0572% 7/25/37 (b)(h)	286	31
Series 2007-4A:
Class B1, 2.8072% 9/25/37 (b)(h)	232	3
Class B2, 3.7072% 9/25/37 (b)(h)	107	1
Class M1, 1.2072% 9/25/37 (b)(h)	224	21
Class M2, 1.3072% 9/25/37 (b)(h)	224	17
Class M4, 1.8572% 9/25/37 (b)(h)	455	18
Class M5, 2.0072% 9/25/37 (b)(h)	455	14
Class M6, 2.2072% 9/25/37 (b)(h)	456	9
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(j)	2,674	94
Series 2007-5A, Class IO, 4.1484% 10/25/37 (b)(h)(j)	6,532	628
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.899% 3/15/19 (b)(h)	337	322
Class J, 1.099% 3/15/19 (b)(h)	323	277
Series 2007-BBA8:
Class D, 0.499% 3/15/22 (b)(h)	489	448
Class E, 0.549% 3/15/22 (b)(h)	2,030	1,846
Class F, 0.599% 3/15/22 (b)(h)	1,246	1,109
Class G, 0.649% 3/15/22 (b)(h)	401	353
Class H, 0.799% 3/15/22 (b)(h)	489	420
Class J, 0.949% 3/15/22 (b)(h)	489	386
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	106	107
Series 2004-PWR3 Class A3, 4.487% 2/11/41	357	364
Series 2007-PW16 Class A4, 5.7153% 6/11/40 (h)	641	689
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,864	4,051
Series 2006-PW14 Class X2, 0.6503% 12/11/38 (b)(h)(j)	15,640	212
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22 Class A4, 5.5329% 4/12/38 (h)	$ 137	$ 153
Series 2006-T24 Class X2, 0.4418% 10/12/41 (b)(h)(j)	1,956	17
Series 2007-PW16:
Class B, 5.7153% 6/11/40 (b)(h)	176	80
Class C, 5.7153% 6/11/40 (b)(h)	146	48
Class D, 5.7153% 6/11/40 (b)(h)	146	37
Series 2007-PW18 Class X2, 0.315% 6/11/50 (b)(h)(j)	119,638	1,159
Series 2007-T28 Class X2, 0.1653% 9/11/42 (b)(h)(j)	51,956	365
C-BASS Trust floater Series 2006-SC1 Class A, 0.5272% 5/25/36 (b)(h)	484	345
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (b)	1,287	1,334
Class XCL, 2.2133% 5/15/35 (b)(h)(j)	5,677	145
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (b)	2,151	2,160
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5578% 8/15/21 (b)(h)	180	177
Class G, 0.5778% 8/15/21 (b)(h)	326	316
Class H, 0.6178% 8/15/21 (b)(h)	261	242
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	1,631	1,532
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	209	209
Class A4, 5.6972% 12/10/49 (h)	3,631	3,933
Series 2007-FL3A Class A2, 0.389% 4/15/22 (b)(h)	3,955	3,724
Series 2008-C7 Class A2B, 6.072% 12/10/49 (h)	1,095	1,128
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	14,999	15,507
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,131
Class C, 5.476% 12/11/49	2,061	281
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8157% 5/15/46 (h)	1,095	1,144
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	263
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.799% 4/15/17 (b)(h)	$ 51	$ 45
Class H, 0.869% 4/15/17 (b)(h)	109	89
Class J, 1.099% 4/15/17 (b)(h)	104	75
Series 2005-FL11:
Class C, 0.549% 11/15/17 (b)(h)	836	760
Class D, 0.589% 11/15/17 (b)(h)	44	39
Class E, 0.639% 11/15/17 (b)(h)	154	137
Class F, 0.699% 11/15/17 (b)(h)	118	103
Class G, 0.749% 11/15/17 (b)(h)	81	71
Series 2006-FL12 Class AJ, 0.379% 12/15/20 (b)(h)	1,560	1,415
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	11	11
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,121	3,227
Class A4, 5.306% 12/10/46	14,677	15,673
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (b)	1,851	1,798
Class AJFX, 5.478% 2/5/19 (b)	3,272	3,248
Series 2007-C9 Class A4, 5.8137% 12/10/49 (h)	2,423	2,650
Series 2006-C8 Class XP, 0.4626% 12/10/46 (h)(j)	9,933	96
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,651	5,898
Series 2006-C5 Class A3, 5.311% 12/15/39	7,750	8,166
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	2,190	2,239
Series 2007-C3 Class A4, 5.7135% 6/15/39 (h)	658	680
Series 2006-C5 Class ASP, 0.6678% 12/15/39 (h)(j)	6,913	88
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	991	1,020
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.599% 4/15/22 (b)(h)	3,907	2,813
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2002-CP5 Class A1, 4.106% 12/15/35	19	19
Series 2004-C1:
Class A3, 4.321% 1/15/37	79	79
Class A4, 4.75% 1/15/37	510	535
Series 2001-CK6 Class AX, 0.7797% 8/15/36 (h)(j)	822	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CKN5 Class AX, 1.7172% 9/15/34 (b)(h)(j)	$ 2,322	$ 4
Series 2006-C1 Class A3, 5.4197% 2/15/39 (h)	4,060	4,283
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.399% 2/15/22 (b)(h)	414	348
Class C:
0.419% 2/15/22 (b)(h)	1,180	950
0.519% 2/15/22 (b)(h)	421	316
Class F, 0.569% 2/15/22 (b)(h)	843	616
Series 2007-C1:
Class ASP, 0.3867% 2/15/40 (h)(j)	21,431	180
Class B, 5.487% 2/15/40 (b)(h)	1,677	252
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	903	901
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	13,817
Series 2001-1 Class X1, 1.2539% 5/15/33 (b)(h)(j)	1,695	15
Series 2007-C1 Class XP, 0.192% 12/10/49 (h)(j)	16,797	83
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.578% 12/10/41 (h)(j)	3,417	0
Series 2005-C1 Class X2, 0.5531% 5/10/43 (h)(j)	5,008	15
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (b)(h)	412	397
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,361
Series 2005-GG3 Class XP, 0.6577% 8/10/42 (b)(h)(j)	17,514	25
Series 2007-GG11 Class A1, 0.2869% 12/10/49 (b)(h)(j)	29,107	204
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6175% 6/6/20 (b)(h)	248	232
Class F, 0.6875% 6/6/20 (b)(h)	528	490
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (b)(h)	1,041	1,001
Class D, 2.3636% 3/6/20 (b)(h)	6,868	6,568
Class F, 2.8433% 3/6/20 (b)(h)	107	102
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class G, 3.0177% 3/6/20 (b)(h)	$ 54	$ 52
Class H, 3.5846% 3/6/20 (b)(h)	479	460
Class J, 4.4568% 3/6/20 (b)(h)	686	665
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	291	293
Series 2005-GG4 Class XP, 0.7107% 7/10/39 (b)(h)(j)	22,621	85
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	534	537
Series 2007-GG10 Class A2, 5.778% 8/10/45	499	507
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.878% 4/15/45 (h)	2,953	3,261
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.419% 11/15/18 (b)(h)	621	565
Class C, 0.459% 11/15/18 (b)(h)	441	393
Class D, 0.479% 11/15/18 (b)(h)	174	152
Class E, 0.529% 11/15/18 (b)(h)	251	211
Class F, 0.579% 11/15/18 (b)(h)	301	250
Class G, 0.609% 11/15/18 (b)(h)	262	209
Class H, 0.749% 11/15/18 (b)(h)	251	191
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	698	766
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (h)	436	448
Class A3, 5.336% 5/15/47	3,075	3,195
Series 2007-CB19 Class A4, 5.7385% 2/12/49 (h)	3,840	4,089
Series 2007-CB20 Class A4, 5.794% 2/12/51	5,462	5,877
Series 2007-LD11 Class A4, 5.8167% 6/15/49 (h)	20,914	21,811
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,481	2,496
Class A3, 5.42% 1/15/49	17,842	18,840
Series 2005-CB13 Class E, 5.3476% 1/12/43 (b)(h)	694	27
Series 2006-CB17 Class A3, 5.45% 12/12/43	306	309
Series 2007-CB19:
Class B, 5.7385% 2/12/49 (h)	93	34
Class C, 5.7385% 2/12/49 (h)	245	74
Class D, 5.7385% 2/12/49 (h)	257	58
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	209	28
Class CS, 5.466% 1/15/49 (h)	90	11
Class ES, 5.5379% 1/15/49 (b)(h)	566	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	$ 42	$ 42
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	202	206
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	148	150
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	136	137
Series 2006-C7:
Class A2, 5.3% 11/15/38	765	766
Class A3, 5.347% 11/15/38	816	875
Series 2007-C1 Class A4, 5.424% 2/15/40	6,667	7,165
Series 2007-C2 Class A3, 5.43% 2/15/40	4,836	5,079
Series 2001-C3 Class B, 6.512% 6/15/36	304	306
Series 2005-C3 Class XCP, 0.7121% 7/15/40 (h)(j)	3,121	11
Series 2006-C6 Class XCP, 0.6749% 9/15/39 (h)(j)	5,850	73
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (h)(j)	2,356	21
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	1,368	1,464
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,244
Class XCP, 0.2822% 9/15/45 (h)(j)	100,269	798
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.479% 9/15/21 (b)(h)	351	309
Class E, 0.539% 9/15/21 (b)(h)	1,265	1,101
Class F, 0.589% 9/15/21 (b)(h)	723	622
Class G, 0.609% 9/15/21 (b)(h)	3,017	2,383
Class H, 0.649% 9/15/21 (b)(h)	369	277
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,945
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,385	2,412
Series 2005-CKI1 Class A3, 5.2202% 11/12/37 (h)	742	750
Series 2005-LC1 Class F, 5.3796% 1/12/44 (b)(h)	953	482
Series 2006-C1 Class A2, 5.6206% 5/12/39 (h)	1,060	1,088
Series 2007-C1 Class A4, 5.8279% 6/12/50 (h)	4,145	4,480
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,510
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.363% 12/12/49 (h)	216	215
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	941	995
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A3, 5.364% 8/12/48	$ 427	$ 441
Class A4, 5.378% 8/12/48	55	57
Class B, 5.479% 8/12/48	3,285	1,170
Series 2007-6:
Class A1, 5.175% 3/12/51	4	4
Class A4, 5.485% 3/12/51 (h)	2,594	2,663
Series 2007-7 Class A4, 5.7419% 6/12/50 (h)	3,832	3,993
Series 2006-4 Class XP, 0.6162% 12/12/49 (h)(j)	20,000	348
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,095	337
Series 2007-7 Class B, 5.7419% 6/12/50 (h)	1,409	211
Series 2007-8 Class A3, 5.966% 8/12/49 (h)	944	1,016
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (b)(h)	227	134
Series 2007-XCLA Class A1, 0.449% 7/17/17 (b)(h)	220	203
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (b)(h)	629	581
Class D, 0.439% 10/15/20 (b)(h)	422	384
Class E, 0.499% 10/15/20 (b)(h)	528	475
Class F, 0.549% 10/15/20 (b)(h)	397	341
Class G, 0.589% 10/15/20 (b)(h)	491	417
Class H, 0.679% 10/15/20 (b)(h)	309	231
Class J, 0.829% 10/15/20 (b)(h)	181	108
Class MHRO, 0.939% 10/15/20 (b)(h)	417	342
Class NHRO, 1.139% 10/15/20 (b)(h)	502	402
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,165	1,180
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	8,687	9,051
Series 2007-IQ13 Class A1, 5.05% 3/15/44	24	24
Series 2007-IQ15 Class A4, 6.0796% 6/11/49 (h)	4,988	5,338
Series 2007-T25 Class A1, 5.391% 11/12/49	43	43
Series 2007-T27 Class A4, 5.6407% 6/11/42 (h)	4,010	4,509
Series 2003-IQ6 Class X2, 0.5872% 12/15/41 (b)(h)(j)	8,119	0*
Series 2005-IQ9 Class X2, 1.0813% 7/15/56 (b)(h)(j)	12,212	25
Series 2006-HQ10 Class X2, 0.4922% 11/12/41 (b)(h)(j)	5,036	27
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11 Class A4, 5.7295% 10/15/42 (h)	$ 329	$ 366
Series 2006-T23 Class A3, 5.8123% 8/12/41 (h)	559	568
Series 2007-HQ12 Class A4, 5.5905% 4/12/49 (h)	5,793	5,992
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	1,642	1,712
Class AAB, 5.654% 4/15/49	2,402	2,540
Class B, 5.7222% 4/15/49 (h)	269	56
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	65	65
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5233% 9/15/21 (b)(h)	1,099	833
Class F, 0.5833% 9/15/21 (b)(h)	1,189	845
Class G, 0.6033% 9/15/21 (b)(h)	1,126	767
Class J, 0.8433% 9/15/21 (b)(h)	314	192
Series 2007-WHL8:
Class AP1, 0.949% 6/15/20 (b)(h)	105	95
Class AP2, 1.049% 6/15/20 (b)(h)	175	154
Class F, 0.729% 6/15/20 (b)(h)	2,710	1,762
Class LXR1, 0.949% 6/15/20 (b)(h)	169	137
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	5,427	5,804
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	2,996
Series 2007-C30:
Class A3, 5.246% 12/15/43	940	948
Class A4, 5.305% 12/15/43	322	332
Class A5, 5.342% 12/15/43	1,172	1,206
Series 2007-C31:
Class A4, 5.509% 4/15/47	2,475	2,569
Class A5, 5.5% 4/15/47	3,710	3,852
Series 2007-C32:
Class A2, 5.7374% 6/15/49 (h)	1,160	1,182
Class A3, 5.7424% 6/15/49 (h)	21,861	22,640
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(h)	652	640
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,012
Series 2005-C22:
Class B, 5.3591% 12/15/44 (h)	2,428	1,753
Class F, 5.3591% 12/15/44 (b)(h)	1,826	696
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	3,285	1,409
Class D, 5.513% 12/15/43 (h)	1,752	540
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30: - continued
Class XP, 0.437% 12/15/43 (b)(h)(j)	$ 12,272	$ 134
Series 2007-C31 Class C, 5.6857% 4/15/47 (h)	4,515	844
Series 2007-C31A Class A2, 5.421% 4/15/47	2,861	2,926
Series 2007-C32:
Class D, 5.7424% 6/15/49 (h)	823	261
Class E, 5.7424% 6/15/49 (h)	1,297	324
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.899% 2/15/51 (h)	13,576	14,398
Class A5, 5.899% 2/15/51 (h)	12,495	12,929
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $363,973)		416,125
Municipal Securities - 0.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,835	1,870
California Gen. Oblig. 7.5% 4/1/34	3,550	4,162
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	3,235	3,418
5.877% 3/1/19	1,820	1,931
TOTAL MUNICIPAL SECURITIES (Cost $10,419)		11,381
Foreign Government and Government Agency Obligations - 0.5%

Brazilian Federative Republic 5.625% 1/7/41	2,490	2,820
Chilean Republic 3.25% 9/14/21	5,355	5,368
United Mexican States 6.05% 1/11/40	14,476	17,118
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,679)		25,306
Fixed-Income Funds - 17.8%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (i)	6,934,822	$ 747,088
Fidelity Specialized High Income Central Fund (i)	1,274,925	125,810
TOTAL FIXED-INCOME FUNDS (Cost $823,133)		872,898
Cash Equivalents - 6.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $322,821)	$ 322,822	322,821
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $5,306,689)		5,538,568
NET OTHER ASSETS (LIABILITIES) - (12.7)%		(625,462)
NET ASSETS - 100%		$ 4,913,106
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 12/1/26	(2,000)	(2,078)
3.5% 12/1/26	(900)	(935)
3.5% 12/1/26	(5,000)	(5,195)
4% 12/1/26	(3,200)	(3,359)
4% 12/1/26	(2,800)	(2,939)
4% 12/1/41	(3,000)	(3,125)
4% 12/1/41	(1,500)	(1,563)
4.5% 12/1/41	(8,000)	(8,457)
4.5% 12/1/41	(34,000)	(35,943)
4.5% 12/1/41	(35,000)	(37,000)
4.5% 12/1/41	(3,400)	(3,594)
4.5% 12/1/41	(1,300)	(1,374)
5% 12/1/41	(18,000)	(19,345)
5.5% 12/1/41	(35,500)	(38,533)
5.5% 12/1/41	(31,300)	(33,974)
6% 12/1/41	(26,600)	(29,156)
6% 12/1/41	(26,600)	(29,156)
6% 12/1/41	(8,700)	(9,536)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
6% 12/1/41	$ (7,200)	$ (7,892)
6% 12/1/41	(7,200)	(7,892)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(281,046)
Freddie Mac
4% 12/1/41	(11,000)	(11,439)
4.5% 12/1/41	(800)	(842)
4.5% 12/1/41	(7,000)	(7,370)
5.5% 12/1/41	(13,000)	(14,034)
5.5% 12/1/41	(4,200)	(4,534)
5.5% 12/1/41	(4,200)	(4,534)
TOTAL FREDDIE MAC		(42,753)
Ginnie Mae
3.5% 12/1/41	(6,400)	(6,634)
4% 12/1/41	(6,800)	(7,250)
4% 12/1/41	(700)	(746)
4% 12/1/41	(6,100)	(6,504)
4% 12/1/41	(400)	(426)
4% 12/1/41	(6,100)	(6,504)
4% 12/1/41	(700)	(746)
4% 1/1/42	(100)	(106)
4.5% 12/1/41	(200)	(217)
4.5% 12/1/41	(2,400)	(2,608)
4.5% 12/1/41	(1,900)	(2,064)
4.5% 1/1/42	(100)	(108)
5% 12/1/41	(13,200)	(14,528)
5% 12/1/41	(13,200)	(14,528)
5% 1/1/42	(1,500)	(1,648)
TOTAL GINNIE MAE		(64,617)
TOTAL TBA SALE COMMITMENTS (Proceeds $387,648)		$ (388,416)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(493,000))

	Dec. 2018	$ 6,500	$ 640
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(825,000))	Dec. 2018	6,500	851
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(177,000))	March 2018	5,500	606
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000) (g)	Sept. 2037	5,367	(5,065)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000) (g)	Sept. 2037	14,585	(13,764)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000) (g)	Sept. 2037	3,267	(3,083)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000) (g)

	Sept. 2037	$ 10,909	$ (10,295)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000) (g)	Sept. 2037	5,951	(5,616)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000) (g)	Sept. 2037	9,743	(9,194)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (f)	August 2034	539	(299)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (f)	Oct. 2034	524	(219)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (f)	April 2032	186	(109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)	Feb. 2034	4	(3)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (f)

	Oct. 2034	$ 692	$ (261)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	538	(406)
		$ 70,805	$ (46,217)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $251,591,000 or 5.1% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $48,213,000.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$322,821,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 28,425
ING Financial Markets LLC	96,643
Mizuho Securities USA, Inc.	193,835
RBC Capital Markets Corp.	3,918
$ 322,821
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 5,930
Fidelity Specialized High Income Central Fund	2,078
Total	$ 8,008
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 743,850	$ 5,930	$ -	$ 747,088	5.8%
Fidelity Specialized High Income Central Fund	123,706	2,078	-	125,810	30.1%
Total	$ 867,556	$ 8,008	$ -	$ 872,898
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,084,768	$ -	$ 1,084,768	$ -
U.S. Government and Government Agency Obligations	1,254,523	-	1,254,523	-
U.S. Government Agency - Mortgage Securities	1,489,785	-	1,489,785	-
Asset-Backed Securities	27,607	-	16,400	11,207
Collateralized Mortgage Obligations	33,354	-	31,349	2,005
Commercial Mortgage Securities	416,125	-	386,158	29,967
Municipal Securities	11,381	-	11,381	-
Foreign Government and Government Agency Obligations	25,306	-	25,306	-
Fixed-Income Funds	872,898	872,898	-	-
Cash Equivalents	322,821	-	322,821	-
Total Investments in Securities:	$ 5,538,568	$ 872,898	$ 4,622,491	$ 43,179
Derivative Instruments:
Assets
Swap Agreements	$ 2,097	$ -	$ 2,097	$ -
Liabilities
Swap Agreements	$ (48,314)	$ -	$ (47,016)	$ (1,298)
Total Derivative Instruments:	$ (46,217)	$ -	$ (44,919)	$ (1,298)
Other Financial Instruments:
TBA Sale Commitments	$ (388,416)	$ -	$ (388,416)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 48,306
Total Realized Gain (Loss)	799
Total Unrealized Gain (Loss)	(4,040)
Cost of Purchases	4
Proceeds of Sales	(3,454)
Amortization/Accretion	(596)
Transfers in to Level 3	8,513
Transfers out of Level 3	(6,353)
Ending Balance	$ 43,179
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (3,755)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,315)
Total Unrealized Gain (Loss)	17
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (1,298)
Realized gain (loss) on Swap Agreements for the period	$ 16
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2011	$ 17

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $5,376,213,000. Net unrealized appreciation aggregated $162,355,000, of which $222,029,000 related to appreciated investment securities and $59,674,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $52,305,000 representing 1.06% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.813047.107

AIGB-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Media - 1.7%
Comcast Corp.:
5.15% 3/1/20	$ 5,596	$ 6,218
5.7% 5/15/18	6,385	7,244
6.55% 7/1/39	4,789	5,541
Discovery Communications LLC 6.35% 6/1/40	3,458	3,993
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	5,910
6.4% 4/30/40	5,000	5,727
News America Holdings, Inc. 7.75% 12/1/45	3,043	3,518
News America, Inc.:
6.15% 3/1/37	759	795
6.15% 2/15/41	2,746	2,940
Time Warner Cable, Inc.:
4% 9/1/21	17,000	16,597
5.85% 5/1/17	12,691	14,290
6.75% 7/1/18	5,587	6,492
Time Warner, Inc.:
5.375% 10/15/41	1,324	1,324
6.2% 3/15/40	5,000	5,451
		86,040
Specialty Retail - 0.1%
Lowe's Companies, Inc. 3.8% 11/15/21	3,304	3,299
TOTAL CONSUMER DISCRETIONARY		89,339
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
FBG Finance Ltd. 5.125% 6/15/15 (b)	5,189	5,655
Fortune Brands, Inc.:
5.375% 1/15/16	470	511
5.875% 1/15/36	3,830	3,821
6.375% 6/15/14	2,462	2,695
		12,682
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	7,800	8,656
6.5% 8/11/17	4,718	5,530
		14,186
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	$ 5,257	$ 6,766
9.7% 11/10/18	5,570	7,289
Reynolds American, Inc.:
6.75% 6/15/17	7,156	8,117
7.25% 6/15/37	9,654	10,754
		32,926
TOTAL CONSUMER STAPLES		59,794
ENERGY - 2.8%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (b)	4,849	5,010
5.35% 3/15/20 (b)	4,973	5,322
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,264
5% 10/1/21	3,162	3,142
Transocean, Inc.:
5.05% 12/15/16	3,231	3,228
6.375% 12/15/21	4,266	4,264
7.35% 12/15/41	807	807
		28,037
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	9,817	11,245
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,794
EQT Corp. 4.875% 11/15/21	2,163	2,140
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	6,497	6,572
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,499
Nakilat, Inc. 6.067% 12/31/33 (b)	2,634	2,858
Nexen, Inc. 6.4% 5/15/37	2,868	2,929
Petro-Canada 6.05% 5/15/18	1,963	2,301
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,777
5.75% 1/20/20	17,057	17,705
6.75% 1/27/41	7,100	7,732
Petroleos Mexicanos 6.5% 6/2/41 (b)	17,929	19,318
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	777	824
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (b)	$ 3,906	$ 4,199
6.75% 9/30/19 (b)	2,556	3,054
Schlumberger Investment SA 3.3% 9/14/21 (b)	3,140	3,169
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,036
4.6% 6/15/21	1,124	1,152
Western Gas Partners LP 5.375% 6/1/21	6,237	6,262
Williams Partners LP 4.125% 11/15/20	1,029	1,036
		109,602
TOTAL ENERGY		137,639
FINANCIALS - 10.7%
Capital Markets - 1.3%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	9,160	8,453
5.95% 1/18/18	4,817	4,785
6.75% 10/1/37	9,625	8,563
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,826
JPMorgan Chase Capital XX 6.55% 9/29/36	7,448	7,420
Lazard Group LLC:
6.85% 6/15/17	2,464	2,583
7.125% 5/15/15	7,737	8,312
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,049	1,588
Morgan Stanley:
4.75% 4/1/14	1,376	1,321
5.5% 7/28/21	7,650	6,669
6.625% 4/1/18	7,981	7,507
7.3% 5/13/19	4,777	4,702
		63,729
Commercial Banks - 1.9%
Bank of America NA 5.3% 3/15/17	7,041	6,175
BB&T Capital Trust IV 6.82% 6/12/77 (h)	583	582
Credit Suisse Ltd. (Guernsey) 5.86% (c)(h)	6,365	4,965
Credit Suisse New York Branch 6% 2/15/18	8,405	8,139
Discover Bank:
7% 4/15/20	3,642	3,727
8.7% 11/18/19	5,944	6,636
Export-Import Bank of Korea 5.25% 2/10/14 (b)	3,402	3,573
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
3.625% 1/25/16	$ 3,326	$ 3,333
4.5% 6/1/18	2,054	1,989
8.25% 3/1/38	2,385	2,861
Fifth Third Bank 4.75% 2/1/15	949	979
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	3,533	3,409
HBOS PLC 6.75% 5/21/18 (b)	3,056	2,439
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,768
JPMorgan Chase Bank 6% 10/1/17	5,986	6,401
KeyBank NA 6.95% 2/1/28	1,344	1,464
KeyCorp. 5.1% 3/24/21	2,442	2,472
Korea Development Bank 5.75% 9/10/13	3,220	3,399
Manufacturers & Traders Trust Co. 1.8721% 4/1/13 (h)	572	571
Marshall & Ilsley Bank 5% 1/17/17	6,464	6,783
Regions Bank:
6.45% 6/26/37	8,147	6,681
7.5% 5/15/18	3,713	3,564
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,046
7.75% 11/10/14	4,705	4,764
Wachovia Corp. 4.875% 2/15/14	4,283	4,476
		92,196
Consumer Finance - 0.1%
Discover Financial Services 10.25% 7/15/19	3,781	4,474
SLM Corp.:
0.7183% 1/27/14 (h)	1,055	957
5% 10/1/13	391	391
		5,822
Diversified Financial Services - 2.0%
Bank of America Corp. 5.75% 12/1/17	13,408	12,222
BP Capital Markets PLC:
3.125% 10/1/15	5,742	5,924
4.742% 3/11/21	4,290	4,733
Capital One Capital V 10.25% 8/15/39	2,114	2,193
Citigroup, Inc.:
3.953% 6/15/16	4,945	4,848
5.5% 4/11/13	20,020	20,506
6.125% 5/15/18	9,472	9,862
6.5% 8/19/13	1,317	1,370
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
4.35% 8/15/21	$ 5,680	$ 5,539
4.95% 3/25/20	8,888	9,143
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	6,741	6,829
5.35% 4/15/12 (b)	1,530	1,537
5.5% 1/15/14 (b)	4,505	4,604
TECO Finance, Inc.:
4% 3/15/16	1,439	1,510
5.15% 3/15/20	2,067	2,274
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(h)	3,532	3,241
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(h)	1,161	1,126
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(h)	2,033	1,809
		99,270
Insurance - 1.7%
American International Group, Inc. 4.875% 9/15/16	5,463	5,110
Aon Corp.:
3.125% 5/27/16	4,835	4,847
5% 9/30/20	2,135	2,276
6.25% 9/30/40	1,748	2,067
Assurant, Inc. 5.625% 2/15/14	4,022	4,186
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,586
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(h)	10,398	9,982
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	4,901	4,642
6.7% 8/15/16 (b)	7,459	7,927
10.75% 6/15/88 (b)(h)	4,022	4,847
Lincoln National Corp. 7% 5/17/66 (h)	1,136	1,014
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,104
MetLife, Inc. 6.75% 6/1/16	4,485	5,092
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	4,357	5,682
Prudential Financial, Inc.:
4.5% 11/16/21	3,500	3,396
5.8% 11/16/41	3,500	3,364
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,900	4,910
Unum Group 5.625% 9/15/20	3,183	3,304
		82,336
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc. 5.5% 1/15/12	$ 770	$ 773
Camden Property Trust 5.375% 12/15/13	1,818	1,902
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,226	3,952
5.375% 10/15/12	4,283	4,315
7.5% 4/1/17	2,623	2,847
9.625% 3/15/16	3,987	4,587
Duke Realty LP 4.625% 5/15/13	317	325
Equity One, Inc.:
5.375% 10/15/15	585	600
6% 9/15/17	3,250	3,317
6.25% 12/15/14	2,985	3,139
6.25% 1/15/17	2,136	2,223
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,744
5.9% 4/1/20	1,389	1,483
6% 7/15/12	1,579	1,610
6.2% 1/15/17	1,215	1,339
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,080
6.65% 1/15/18	3,200	3,406
UDR, Inc. 5.5% 4/1/14	6,383	6,752
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,842
		49,236
Real Estate Management & Development - 2.4%
AMB Property LP:
5.9% 8/15/13	4,537	4,702
6.3% 6/1/13	4,607	4,802
BioMed Realty LP:
3.85% 4/15/16	5,000	4,918
6.125% 4/15/20	1,872	1,919
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,243	2,298
5.75% 4/1/12	3,189	3,216
Colonial Properties Trust:
5.5% 10/1/15	5,995	6,082
6.875% 8/15/12	3,309	3,368
Colonial Realty LP 6.05% 9/1/16	4,436	4,524
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,707
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP:
5.4% 8/15/14	$ 5,135	$ 5,352
5.5% 3/1/16	5,038	5,229
5.95% 2/15/17	1,536	1,622
6.25% 5/15/13	3,807	3,981
6.5% 1/15/18	5,065	5,438
ERP Operating LP:
5.2% 4/1/13	6,349	6,593
5.5% 10/1/12	6,078	6,255
5.75% 6/15/17	1,259	1,366
6.625% 3/15/12	1,111	1,128
Liberty Property LP:
5.5% 12/15/16	3,158	3,384
6.375% 8/15/12	2,174	2,228
6.625% 10/1/17	3,709	4,174
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,706
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,268
Regency Centers LP 6.75% 1/15/12	5,856	5,889
Simon Property Group LP 4.125% 12/1/21	3,117	3,108
Tanger Properties LP:
6.125% 6/1/20	4,421	4,816
6.15% 11/15/15	9,117	10,065
		116,138
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.75% 7/12/16	2,390	2,079
5.65% 5/1/18	3,745	3,295
6.5% 8/1/16	5,430	5,247
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,247	4,632
		15,253
TOTAL FINANCIALS		523,980
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	5,656	5,453
Health Care Providers & Services - 0.2%
Aristotle Holding, Inc. 4.75% 11/15/21 (b)	5,135	5,184
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.:
3.125% 5/15/16	$ 4,472	$ 4,437
6.25% 6/15/14	1,557	1,703
		11,324
TOTAL HEALTH CARE		16,777
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	1,177	1,219
6.795% 2/2/20	405	388
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,187	2,165
8.36% 1/20/19	7,501	7,426
		11,198
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,984	3,014
TOTAL INDUSTRIALS		14,212
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,026
6.55% 10/1/17	2,421	2,791
		7,817
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,765	1,754
TOTAL INFORMATION TECHNOLOGY		9,571
MATERIALS - 0.9%
Chemicals - 0.6%
Dow Chemical Co.:
4.125% 11/15/21	4,654	4,607
4.25% 11/15/20	2,512	2,525
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
5.25% 11/15/41	$ 7,270	$ 7,085
7.6% 5/15/14	13,026	14,725
		28,942
Metals & Mining - 0.3%
ArcelorMittal SA 3.75% 3/1/16	1,580	1,467
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	9,810	9,810
Rio Tinto Finance Ltd. (USA) 3.75% 9/20/21	3,275	3,312
		14,589
TOTAL MATERIALS		43,531
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
5.55% 8/15/41	7,000	7,588
6.8% 5/15/36	5,000	6,105
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,203	5,460
CenturyLink, Inc.:
6.15% 9/15/19	2,073	1,995
6.45% 6/15/21	5,399	5,202
7.6% 9/15/39	655	616
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,937	5,252
Embarq Corp. 7.995% 6/1/36	2,427	2,440
Telefonica Emisiones SAU 5.855% 2/4/13	1,287	1,303
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,111
		43,072
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 2.375% 9/8/16	6,904	6,739
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	8,998	9,731
5.875% 10/1/19	6,291	6,930
6.35% 3/15/40	1,971	2,146
Sprint Nextel Corp. 6% 12/1/16	403	321
		25,867
TOTAL TELECOMMUNICATION SERVICES		68,939
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 2.5%
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 5,410	$ 5,811
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	3,318	3,373
6.4% 9/15/20 (b)	9,167	9,617
Edison International 3.75% 9/15/17	3,716	3,800
EDP Finance BV 6% 2/2/18 (b)	7,773	6,344
FirstEnergy Corp. 7.375% 11/15/31	6,758	7,924
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,255	3,562
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,146
Pacific Gas & Electric Co. 3.25% 9/15/21	757	755
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,607
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	3,968
Wisconsin Electric Power Co. 2.95% 9/15/21	878	879
		55,786
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,894	3,301
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,518
		4,819
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	6,310	6,915
Exelon Generation Co. LLC:
4% 10/1/20	4,789	4,885
5.35% 1/15/14	5,292	5,663
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,817
6.5% 5/1/18	5,351	6,090
PSEG Power LLC 2.75% 9/15/16	1,192	1,191
		27,561
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
2.6686% 9/30/66 (h)	4,795	4,054
7.5% 6/30/66 (h)	3,654	3,837
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,127
5.4% 7/15/14	1,393	1,509
5.45% 9/15/20	1,461	1,585
5.8% 2/1/42	2,709	2,770
5.95% 6/15/41	4,935	5,008
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.25% 12/15/40	$ 1,327	$ 1,402
6.4% 3/15/18	4,529	5,200
San Diego Gas & Electric Co. 3% 8/15/21	1,292	1,327
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,001	4,001
		32,820
TOTAL UTILITIES		120,986
TOTAL NONCONVERTIBLE BONDS (Cost $1,050,441)		1,084,768
U.S. Government and Government Agency Obligations - 25.5%

U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority 5.25% 9/15/39	15,563	19,531
U.S. Treasury Inflation Protected Obligations - 3.5%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	9,340	12,477
2.125% 2/15/41	46,089	61,986
U.S. Treasury Inflation-Indexed Notes 0.625% 7/15/21	94,284	100,182
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		174,645
U.S. Treasury Obligations - 21.6%
U.S. Treasury Bonds:
3.125% 11/15/41	12,010	12,153
3.75% 8/15/41	34,939	39,743
4.375% 5/15/41	150,478	189,814
U.S. Treasury Notes:
1.5% 12/31/13	352,900	361,919
2.125% 8/15/21	42,186	42,437
3.125% 5/15/21 (e)	151,143	165,750
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 5/31/13	$ 103,340	$ 108,390
3.625% 2/15/20	122,561	140,141
TOTAL U.S. TREASURY OBLIGATIONS		1,060,347
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,177,961)		1,254,523
U.S. Government Agency - Mortgage Securities - 30.3%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 19.4%
2.303% 6/1/36 (h)	142	149
2.575% 2/1/35 (h)	2,801	2,969
2.636% 7/1/37 (h)	421	446
3.5% 11/1/25 to 12/1/40	6,600	6,866
3.5% 12/1/26 (d)	900	935
3.5% 12/1/26 (d)	900	935
4% 11/1/26 to 11/1/41	93,884	98,029
4% 12/1/26 (d)	6,000	6,298
4% 12/1/26 (d)	2,792	2,930
4% 9/1/41	232	242
4% 10/1/41	1,881	1,967
4% 12/1/41 (d)	38,800	40,418
4.5% 4/1/18 to 11/1/41 (d)	180,460	191,783
4.5% 12/1/26 (d)	300	319
4.5% 12/1/26 (d)	7,000	7,441
4.5% 12/1/41 (d)	136,000	143,771
5% 4/1/18 to 6/1/40	65,072	69,924
5% 12/1/41 (d)	13,800	14,831
5.5% 12/1/30 to 9/1/38	79,448	86,354
5.5% 12/1/41 (d)	28,000	30,392
5.5% 12/1/41 (d)	4,200	4,559
5.5% 12/1/41 (d)	31,300	33,974
6% 3/1/22 to 11/1/39	111,869	123,140
6% 12/1/41 (d)	42,500	46,584
6% 12/1/41 (d)	26,600	29,156
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
6% 12/1/41 (d)	$ 7,200	$ 7,892
6.5% 2/1/36	191	212
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		952,516
Freddie Mac - 5.8%
3.171% 10/1/35 (h)	200	213
4% 12/1/40 to 11/1/41	24,788	25,995
4% 9/1/41	954	997
4% 12/1/41 (d)	11,000	11,439
4% 1/1/42 (d)	11,000	11,416
4.5% 7/1/25 to 10/1/41	101,794	108,051
5% 7/1/35 to 4/1/41	48,497	51,999
5% 12/1/41 (d)	400	428
5.5% 12/1/27 to 1/1/40	63,050	68,070
5.5% 12/1/41 (d)	4,200	4,534
6% 7/1/37 to 8/1/37	3,899	4,272
TOTAL FREDDIE MAC		287,414
Ginnie Mae - 5.1%
3.5% 12/1/41 (d)	6,400	6,634
3.5% 1/1/42 (d)	6,400	6,613
4% 1/15/25 to 11/15/41	45,390	48,520
4% 12/1/41 (d)	6,800	7,250
4% 12/1/41 (d)	6,800	7,250
4% 12/1/41 (d)	6,100	6,504
4% 12/1/41 (d)	700	746
4% 1/1/42 (d)	6,100	6,486
4.5% 5/15/39 to 3/20/41	48,408	52,658
4.5% 12/1/41 (d)	500	543
4.5% 12/1/41 (d)	2,100	2,282
4.5% 12/1/41 (d)	1,900	2,064
4.5% 1/1/42 (d)	2,400	2,602
5% 7/15/39 to 9/15/40	41,230	45,464
5% 12/1/41 (d)	13,200	14,528
5% 12/1/41 (d)	13,200	14,528
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 1/1/42 (d)	$ 13,200	$ 14,501
5.5% 12/20/28 to 12/15/38	9,530	10,682
TOTAL GINNIE MAE		249,855
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,476,316)		1,489,785
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7272% 4/25/35 (h)	832	537
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.9072% 3/25/34 (h)	212	159
Series 2005-HE2 Class M2, 0.7072% 4/25/35 (h)	77	75
Series 2006-OP1 Class M4, 0.6272% 4/25/36 (h)	52	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (b)(h)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.7479% 6/15/32 (b)(h)	6,092	3,138
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	648	649
Class E, 6.96% 3/8/16 (b)	2,566	2,568
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9572% 12/25/33 (h)	54	42
Series 2004-R2 Class M3, 0.8072% 4/25/34 (h)	85	27
Series 2005-R2 Class M1, 0.7072% 4/25/35 (h)	1,307	1,152
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0247% 3/25/34 (h)	30	21
Series 2004-W7 Class M1, 0.8072% 5/25/34 (h)	808	583
Series 2006-W4 Class A2C, 0.4172% 5/25/36 (h)	854	221
Axon Financial Funding Ltd. 0.9743% 4/4/17 (a)(b)(h)	5,160	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (h)	886	780
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	264	268
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7048% 7/20/39 (b)(h)	223	161
Class B, 1.0048% 7/20/39 (b)(h)	355	140
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1: - continued
Class C, 1.3548% 7/20/39 (b)(h)	$ 456	$ 14
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5572% 7/25/36 (h)	722	31
Series 2007-RFC1 Class A3, 0.3972% 12/25/36 (h)	1,140	348
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3172% 6/25/47 (h)	12	12
Series 2007-4 Class A1A, 0.4596% 9/25/37 (h)	153	146
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.3008% 3/25/32 (MGIC Investment Corp. Insured) (h)	61	5
Series 2004-3 Class M4, 1.2272% 4/25/34 (h)	101	49
Series 2004-4 Class M2, 1.0522% 6/25/34 (h)	372	162
Series 2005-3 Class MV1, 0.6772% 8/25/35 (h)	264	257
Series 2005-AB1 Class A2, 0.4672% 8/25/35 (h)	11	11
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (b)	114	114
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.715% 5/28/35 (h)	25	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4322% 8/25/34 (h)	231	134
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0822% 3/25/34 (h)	13	3
Franklin Auto Trust Series 2007-1 Class C, 5.43% 2/16/15	279	279
Fremont Home Loan Trust:
Series 2005-A Class M4, 0.9372% 1/25/35 (h)	231	54
Series 2006-D Class M1, 0.4872% 11/25/36 (h)	67	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (b)(h)	2,174	1,087
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	936	861
GE Business Loan Trust:
Series 2003-1 Class A, 0.679% 4/15/31 (b)(h)	146	138
Series 2006-2A:
Class A, 0.429% 11/15/34 (b)(h)	1,034	856
Class B, 0.529% 11/15/34 (b)(h)	374	242
Class C, 0.629% 11/15/34 (b)(h)	620	307
Class D, 0.999% 11/15/34 (b)(h)	296	65
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7581% 6/25/42 (h)	318	248
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(h)	$ 262	$ 73
Class M1, 0.9072% 6/25/34 (h)	1,630	1,003
Series 2007-HE1 Class M1, 0.5072% 3/25/47 (h)	660	27
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6572% 9/25/46 (b)(h)	258	137
Class C, 0.8072% 9/25/46 (b)(h)	1,211	159
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5772% 8/25/33 (h)	182	126
Series 2003-3 Class M1, 1.5472% 8/25/33 (h)	449	354
Series 2003-5 Class A2, 0.9572% 12/25/33 (h)	21	14
Series 2005-5 Class 2A2, 0.5072% 11/25/35 (h)	17	17
Series 2006-1 Class 2A3, 0.4822% 4/25/36 (h)	373	363
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5448% 3/20/36 (h)	402	326
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4472% 1/25/37 (h)	913	306
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1:
Class AV4, 0.3872% 11/25/36 (h)	913	767
Class MV1, 0.4872% 11/25/36 (h)	741	363
Series 2007-CH3 Class M1, 0.5572% 3/25/37 (h)	326	37
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6902% 12/27/29 (h)	399	350
Series 2006-A Class 2C, 1.5102% 3/27/42 (h)	1,605	427
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3372% 6/25/34 (h)	55	34
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (b)	13	13
Class C, 5.691% 10/20/28 (b)	6	6
Class D, 6.01% 10/20/28 (b)	54	54
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5172% 10/25/36 (h)	327	10
Series 2007-HE1 Class M1, 0.5572% 5/25/37 (h)	496	13
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0072% 7/25/34 (h)	78	49
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2322% 7/25/34 (h)	283	191
Series 2006-FM1 Class A2B, 0.3672% 4/25/37 (h)	1,076	770
Series 2006-OPT1 Class A1A, 0.5172% 6/25/35 (h)	1,647	1,179
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5972% 8/25/34 (h)	$ 36	$ 27
Series 2004-NC8 Class M6, 1.5072% 9/25/34 (h)	95	48
Series 2005-NC1 Class M1, 0.6972% 1/25/35 (h)	253	162
Series 2005-NC2 Class B1, 1.4272% 3/25/35 (h)	264	33
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (j)	5,500	481
Series 2006-3 Class AIO, 7.1% 1/25/12 (j)	16,869	127
Series 2006-4:
Class AIO, 6.35% 2/27/12 (j)	18,969	141
Class D, 1.3572% 5/25/32 (h)	1,227	3
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	23,975	671
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	17,719	633
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7672% 9/25/35 (h)	903	416
Series 2005-D Class M2, 0.7272% 2/25/36 (h)	429	42
Ocala Funding LLC:
Series 2005-1A Class A, 1.7548% 3/20/10 (a)(b)(h)	449	0
Series 2006-1A Class A, 1.6548% 3/20/11 (a)(b)(h)	933	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (h)	17	16
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (h)	52	50
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5072% 9/25/34 (h)	337	116
Class M4, 1.7072% 9/25/34 (h)	433	97
Series 2005-WCH1 Class M3, 0.8172% 1/25/36 (h)	302	188
Series 2005-WHQ2 Class M7, 1.5072% 5/25/35 (h)	857	6
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4872% 12/25/36 (h)	407	10
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0572% 4/25/33 (h)	3	3
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9772% 1/25/36 (h)	7	0
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3947% 3/20/19 (FGIC Insured) (b)(h)	355	340
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2971% 6/15/33 (h)	805	388
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (b)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9822% 9/25/34 (h)	53	21
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (b)	$ 289	$ 300
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1172% 9/25/34 (h)	18	12
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9409% 4/6/42 (b)(h)	1,724	52
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)	704	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $29,997)		27,607
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.8978% 1/25/34 (h)	828	711
Series 2004-A Class 2A2, 2.8465% 2/25/34 (h)	103	87
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (h)	73	61
Class 2A2, 2.8579% 3/25/34 (h)	495	437
Series 2004-D Class 2A2, 2.8816% 5/25/34 (h)	737	635
Series 2004-G Class 2A7, 2.8232% 8/25/34 (h)	9	7
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 4.2221% 10/25/36 (b)(h)(j)	28,703	1,607
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2676% 8/25/34 (h)	630	619
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,223	257
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7502% 7/16/34 (b)(h)	14	14
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	3,378	3,230
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (h)	714	628
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3448% 12/20/54 (h)	2,694	2,155
Class M1, 0.4248% 12/20/54 (h)	710	490
Series 2007-1:
Class 1M1, 0.5548% 12/20/54 (h)	894	617
Class 2M1, 0.7548% 12/20/54 (h)	1,148	792
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.8592% 1/20/44 (h)	$ 341	$ 215
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	2,077	2,176
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8352% 8/25/36 (h)	1,218	902
Series 2004-A3 Class 4A1, 2.7488% 7/25/34 (h)	730	696
Series 2006-A2 Class 5A1, 2.7145% 11/25/33 (h)	842	755
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	492	541
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (h)	541	341
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (h)	942	613
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.419% 6/15/22 (b)(h)	190	178
Class C, 0.439% 6/15/22 (b)(h)	936	875
Class D, 0.449% 6/15/22 (b)(h)	452	420
Class E, 0.459% 6/15/22 (b)(h)	576	532
Class F, 0.489% 6/15/22 (b)(h)	955	874
Class G, 0.559% 6/15/22 (b)(h)	271	244
Class H, 0.579% 6/15/22 (b)(h)	433	385
Class J, 0.619% 6/15/22 (b)(h)	505	444
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6121% 8/25/34 (h)	994	899
Series 2005-A2 Class A7, 2.6206% 2/25/35 (h)	558	522
Series 2006-A6 Class A4, 2.7758% 10/25/33 (h)	666	586
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5472% 7/25/35 (h)	1,301	985
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5572% 3/25/37 (h)	1,797	71
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5978% 7/10/35 (b)(h)	768	537
Class B6, 3.0978% 7/10/35 (b)(h)	1,018	641
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	431	455
Series 2004-SL3 Class A1, 7% 8/25/16	21	21
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7072% 6/25/33 (b)(h)	183	168
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	$ 194	$ 70
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (h)	23	15
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3214% 4/25/33 (h)	264	234
Series 2003-20 Class 1A1, 5.5% 7/25/33	207	210
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (h)	2,073	1,497
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.476% 8/25/33 (h)	491	472
Series 2005-AR3 Class A2, 2.5815% 3/25/35 (h)	1,371	1,117
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.6198% 11/25/34 (h)	1,556	1,384
Series 2005-AR2 Class 2A2, 2.7259% 3/25/35 (h)	1,136	932
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,949)		33,354
Commercial Mortgage Securities - 8.5%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8296% 2/14/43 (h)	805	823
Class A3, 6.8796% 2/14/43 (h)	869	893
Class A6, 7.45% 2/14/43 (h)	1,281	1,312
Class PS1, 1.3848% 2/14/43 (h)(j)	3,767	55
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7126% 5/10/45 (h)	1,148	1,215
Series 2006-3 Class A4, 5.889% 7/10/44	6,816	7,377
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,305
Series 2007-4 Class A3, 5.7926% 2/10/51 (h)	1,092	1,147
Series 2006-6 Class E, 5.619% 10/10/45 (b)	633	113
Series 2007-2:
Class B, 5.8173% 4/10/49 (h)	896	288
Class C, 5.655% 4/10/49 (h)	2,392	597
Class D, 5.655% 4/10/49 (h)	1,197	130
Series 2007-3:
Class A3, 5.6235% 6/10/49 (h)	1,828	1,900
Class A4, 5.6235% 6/10/49 (h)	2,283	2,410
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 2,398	$ 2,555
Series 2004-2:
Class A3, 4.05% 11/10/38	166	168
Class A4, 4.153% 11/10/38	1,389	1,441
Series 2005-1 Class A3, 4.877% 11/10/42	852	851
Series 2001-3 Class H, 6.562% 4/11/37 (b)	612	612
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	343	340
Class K, 6.15% 5/11/35 (b)	509	503
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	3,402	3,550
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.559% 3/15/22 (b)(h)	470	454
Class D, 0.609% 3/15/22 (b)(h)	476	459
Class E, 0.649% 3/15/22 (b)(h)	393	379
Class F, 0.719% 3/15/22 (b)(h)	489	464
Class G, 0.779% 3/15/22 (b)(h)	317	294
Series 2006-BIX1:
Class D, 0.459% 10/15/19 (b)(h)	803	767
Class E, 0.489% 10/15/19 (b)(h)	797	749
Class F, 0.559% 10/15/19 (b)(h)	1,885	1,753
Class G, 0.579% 10/15/19 (b)(h)	1,257	1,113
Class H, 0.619% 10/15/19 (b)(h)	1,388	1,173
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1072% 12/25/33 (b)(h)	55	39
Series 2004-1:
Class A, 0.6172% 4/25/34 (b)(h)	699	581
Class B, 2.1572% 4/25/34 (b)(h)	78	44
Class M1, 0.8172% 4/25/34 (b)(h)	79	56
Class M2, 1.4572% 4/25/34 (b)(h)	72	50
Series 2004-2:
Class A, 0.6872% 8/25/34 (b)(h)	566	463
Class M1, 0.8372% 8/25/34 (b)(h)	129	94
Series 2004-3:
Class A1, 0.6272% 1/25/35 (b)(h)	1,255	943
Class A2, 0.6772% 1/25/35 (b)(h)	180	126
Class M1, 0.7572% 1/25/35 (b)(h)	217	125
Class M2, 1.2572% 1/25/35 (b)(h)	109	53
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class A1, 0.5672% 8/25/35 (b)(h)	$ 995	$ 760
Class M1, 0.6872% 8/25/35 (b)(h)	66	38
Class M2, 0.7372% 8/25/35 (b)(h)	87	46
Class M3, 0.7572% 8/25/35 (b)(h)	60	32
Class M4, 0.8672% 8/25/35 (b)(h)	55	27
Series 2005-3A:
Class A1, 0.5772% 11/25/35 (b)(h)	389	291
Class A2, 0.6572% 11/25/35 (b)(h)	364	273
Class M1, 0.6972% 11/25/35 (b)(h)	98	59
Class M2, 0.7472% 11/25/35 (b)(h)	73	42
Class M3, 0.7672% 11/25/35 (b)(h)	65	36
Class M4, 0.8572% 11/25/35 (b)(h)	82	40
Series 2005-4A:
Class A2, 0.6472% 1/25/36 (b)(h)	884	626
Class B1, 1.6572% 1/25/36 (b)(h)	96	17
Class M1, 0.7072% 1/25/36 (b)(h)	285	158
Class M2, 0.7272% 1/25/36 (b)(h)	107	55
Class M3, 0.7572% 1/25/36 (b)(h)	156	73
Class M4, 0.8672% 1/25/36 (b)(h)	87	38
Class M5, 0.9072% 1/25/36 (b)(h)	87	33
Class M6, 0.9572% 1/25/36 (b)(h)	92	25
Series 2006-1:
Class A2, 0.6172% 4/25/36 (b)(h)	170	125
Class M1, 0.6372% 4/25/36 (b)(h)	103	59
Class M2, 0.6572% 4/25/36 (b)(h)	109	58
Class M3, 0.6772% 4/25/36 (b)(h)	94	47
Class M4, 0.7772% 4/25/36 (b)(h)	53	24
Class M5, 0.8172% 4/25/36 (b)(h)	52	21
Class M6, 0.8972% 4/25/36 (b)(h)	103	39
Series 2006-2A:
Class A1, 0.4872% 7/25/36 (b)(h)	2,317	1,707
Class A2, 0.5372% 7/25/36 (b)(h)	150	97
Class B1, 1.1272% 7/25/36 (b)(h)	95	27
Class B3, 2.9572% 7/25/36 (b)(h)	85	15
Class M1, 0.5672% 7/25/36 (b)(h)	157	88
Class M2, 0.5872% 7/25/36 (b)(h)	111	57
Class M3, 0.6072% 7/25/36 (b)(h)	92	46
Class M4, 0.6772% 7/25/36 (b)(h)	105	49
Class M5, 0.7272% 7/25/36 (b)(h)	76	32
Class M6, 0.7972% 7/25/36 (b)(h)	114	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0572% 10/25/36 (b)(h)	$ 110	$ 7
Class B2, 1.6072% 10/25/36 (b)(h)	110	3
Class M4, 0.6872% 10/25/36 (b)(h)	122	16
Class M5, 0.7372% 10/25/36 (b)(h)	146	15
Class M6, 0.8172% 10/25/36 (b)(h)	286	21
Series 2006-4A:
Class A1, 0.4872% 12/25/36 (b)(h)	476	304
Class A2, 0.5272% 12/25/36 (b)(h)	2,416	1,437
Class B1, 0.9572% 12/25/36 (b)(h)	150	17
Class B2, 1.5072% 12/25/36 (b)(h)	154	12
Class B3, 2.7072% 12/25/36 (b)(h)	155	6
Class M1, 0.5472% 12/25/36 (b)(h)	194	79
Class M2, 0.5672% 12/25/36 (b)(h)	130	47
Class M3, 0.5972% 12/25/36 (b)(h)	131	43
Class M4, 0.6572% 12/25/36 (b)(h)	157	42
Class M5, 0.6972% 12/25/36 (b)(h)	144	26
Class M6, 0.7772% 12/25/36 (b)(h)	130	18
Series 2007-1:
Class A2, 0.5272% 3/25/37 (b)(h)	526	289
Class B1, 0.9272% 3/25/37 (b)(h)	210	19
Class B2, 1.4072% 3/25/37 (b)(h)	152	8
Class B3, 3.6072% 3/25/37 (b)(h)	93	2
Class M1, 0.5272% 3/25/37 (b)(h)	185	67
Class M2, 0.5472% 3/25/37 (b)(h)	138	39
Class M3, 0.5772% 3/25/37 (b)(h)	183	40
Class M4, 0.6272% 3/25/37 (b)(h)	149	27
Class M5, 0.6772% 3/25/37 (b)(h)	155	23
Class M6, 0.7572% 3/25/37 (b)(h)	215	26
Series 2007-2A:
Class A1, 0.5272% 7/25/37 (b)(h)	1,346	716
Class A2, 0.5772% 7/25/37 (b)(h)	1,260	463
Class B1, 1.8572% 7/25/37 (b)(h)	377	16
Class B2, 2.5072% 7/25/37 (b)(h)	260	5
Class M1, 0.6272% 7/25/37 (b)(h)	430	77
Class M2, 0.6672% 7/25/37 (b)(h)	280	38
Class M3, 0.7472% 7/25/37 (b)(h)	283	34
Class M4, 0.9072% 7/25/37 (b)(h)	471	43
Class M5, 1.0072% 7/25/37 (b)(h)	416	32
Class M6, 1.2572% 7/25/37 (b)(h)	528	32
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.5472% 7/25/37 (b)(h)	$ 519	$ 294
Class B1, 1.2072% 7/25/37 (b)(h)	313	26
Class B2, 1.8572% 7/25/37 (b)(h)	805	46
Class B3, 4.2572% 7/25/37 (b)(h)	227	6
Class M1, 0.5672% 7/25/37 (b)(h)	275	60
Class M2, 0.5972% 7/25/37 (b)(h)	294	55
Class M3, 0.6272% 7/25/37 (b)(h)	473	78
Class M4, 0.7572% 7/25/37 (b)(h)	745	112
Class M5, 0.8572% 7/25/37 (b)(h)	377	51
Class M6, 1.0572% 7/25/37 (b)(h)	286	31
Series 2007-4A:
Class B1, 2.8072% 9/25/37 (b)(h)	232	3
Class B2, 3.7072% 9/25/37 (b)(h)	107	1
Class M1, 1.2072% 9/25/37 (b)(h)	224	21
Class M2, 1.3072% 9/25/37 (b)(h)	224	17
Class M4, 1.8572% 9/25/37 (b)(h)	455	18
Class M5, 2.0072% 9/25/37 (b)(h)	455	14
Class M6, 2.2072% 9/25/37 (b)(h)	456	9
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(j)	2,674	94
Series 2007-5A, Class IO, 4.1484% 10/25/37 (b)(h)(j)	6,532	628
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.899% 3/15/19 (b)(h)	337	322
Class J, 1.099% 3/15/19 (b)(h)	323	277
Series 2007-BBA8:
Class D, 0.499% 3/15/22 (b)(h)	489	448
Class E, 0.549% 3/15/22 (b)(h)	2,030	1,846
Class F, 0.599% 3/15/22 (b)(h)	1,246	1,109
Class G, 0.649% 3/15/22 (b)(h)	401	353
Class H, 0.799% 3/15/22 (b)(h)	489	420
Class J, 0.949% 3/15/22 (b)(h)	489	386
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	106	107
Series 2004-PWR3 Class A3, 4.487% 2/11/41	357	364
Series 2007-PW16 Class A4, 5.7153% 6/11/40 (h)	641	689
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,864	4,051
Series 2006-PW14 Class X2, 0.6503% 12/11/38 (b)(h)(j)	15,640	212
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22 Class A4, 5.5329% 4/12/38 (h)	$ 137	$ 153
Series 2006-T24 Class X2, 0.4418% 10/12/41 (b)(h)(j)	1,956	17
Series 2007-PW16:
Class B, 5.7153% 6/11/40 (b)(h)	176	80
Class C, 5.7153% 6/11/40 (b)(h)	146	48
Class D, 5.7153% 6/11/40 (b)(h)	146	37
Series 2007-PW18 Class X2, 0.315% 6/11/50 (b)(h)(j)	119,638	1,159
Series 2007-T28 Class X2, 0.1653% 9/11/42 (b)(h)(j)	51,956	365
C-BASS Trust floater Series 2006-SC1 Class A, 0.5272% 5/25/36 (b)(h)	484	345
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (b)	1,287	1,334
Class XCL, 2.2133% 5/15/35 (b)(h)(j)	5,677	145
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (b)	2,151	2,160
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5578% 8/15/21 (b)(h)	180	177
Class G, 0.5778% 8/15/21 (b)(h)	326	316
Class H, 0.6178% 8/15/21 (b)(h)	261	242
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	1,631	1,532
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	209	209
Class A4, 5.6972% 12/10/49 (h)	3,631	3,933
Series 2007-FL3A Class A2, 0.389% 4/15/22 (b)(h)	3,955	3,724
Series 2008-C7 Class A2B, 6.072% 12/10/49 (h)	1,095	1,128
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	14,999	15,507
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,131
Class C, 5.476% 12/11/49	2,061	281
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8157% 5/15/46 (h)	1,095	1,144
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	263
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.799% 4/15/17 (b)(h)	$ 51	$ 45
Class H, 0.869% 4/15/17 (b)(h)	109	89
Class J, 1.099% 4/15/17 (b)(h)	104	75
Series 2005-FL11:
Class C, 0.549% 11/15/17 (b)(h)	836	760
Class D, 0.589% 11/15/17 (b)(h)	44	39
Class E, 0.639% 11/15/17 (b)(h)	154	137
Class F, 0.699% 11/15/17 (b)(h)	118	103
Class G, 0.749% 11/15/17 (b)(h)	81	71
Series 2006-FL12 Class AJ, 0.379% 12/15/20 (b)(h)	1,560	1,415
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	11	11
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,121	3,227
Class A4, 5.306% 12/10/46	14,677	15,673
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (b)	1,851	1,798
Class AJFX, 5.478% 2/5/19 (b)	3,272	3,248
Series 2007-C9 Class A4, 5.8137% 12/10/49 (h)	2,423	2,650
Series 2006-C8 Class XP, 0.4626% 12/10/46 (h)(j)	9,933	96
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,651	5,898
Series 2006-C5 Class A3, 5.311% 12/15/39	7,750	8,166
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	2,190	2,239
Series 2007-C3 Class A4, 5.7135% 6/15/39 (h)	658	680
Series 2006-C5 Class ASP, 0.6678% 12/15/39 (h)(j)	6,913	88
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	991	1,020
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.599% 4/15/22 (b)(h)	3,907	2,813
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2002-CP5 Class A1, 4.106% 12/15/35	19	19
Series 2004-C1:
Class A3, 4.321% 1/15/37	79	79
Class A4, 4.75% 1/15/37	510	535
Series 2001-CK6 Class AX, 0.7797% 8/15/36 (h)(j)	822	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CKN5 Class AX, 1.7172% 9/15/34 (b)(h)(j)	$ 2,322	$ 4
Series 2006-C1 Class A3, 5.4197% 2/15/39 (h)	4,060	4,283
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.399% 2/15/22 (b)(h)	414	348
Class C:
0.419% 2/15/22 (b)(h)	1,180	950
0.519% 2/15/22 (b)(h)	421	316
Class F, 0.569% 2/15/22 (b)(h)	843	616
Series 2007-C1:
Class ASP, 0.3867% 2/15/40 (h)(j)	21,431	180
Class B, 5.487% 2/15/40 (b)(h)	1,677	252
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	903	901
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	13,817
Series 2001-1 Class X1, 1.2539% 5/15/33 (b)(h)(j)	1,695	15
Series 2007-C1 Class XP, 0.192% 12/10/49 (h)(j)	16,797	83
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.578% 12/10/41 (h)(j)	3,417	0
Series 2005-C1 Class X2, 0.5531% 5/10/43 (h)(j)	5,008	15
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (b)(h)	412	397
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,361
Series 2005-GG3 Class XP, 0.6577% 8/10/42 (b)(h)(j)	17,514	25
Series 2007-GG11 Class A1, 0.2869% 12/10/49 (b)(h)(j)	29,107	204
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6175% 6/6/20 (b)(h)	248	232
Class F, 0.6875% 6/6/20 (b)(h)	528	490
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (b)(h)	1,041	1,001
Class D, 2.3636% 3/6/20 (b)(h)	6,868	6,568
Class F, 2.8433% 3/6/20 (b)(h)	107	102
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class G, 3.0177% 3/6/20 (b)(h)	$ 54	$ 52
Class H, 3.5846% 3/6/20 (b)(h)	479	460
Class J, 4.4568% 3/6/20 (b)(h)	686	665
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	291	293
Series 2005-GG4 Class XP, 0.7107% 7/10/39 (b)(h)(j)	22,621	85
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	534	537
Series 2007-GG10 Class A2, 5.778% 8/10/45	499	507
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.878% 4/15/45 (h)	2,953	3,261
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.419% 11/15/18 (b)(h)	621	565
Class C, 0.459% 11/15/18 (b)(h)	441	393
Class D, 0.479% 11/15/18 (b)(h)	174	152
Class E, 0.529% 11/15/18 (b)(h)	251	211
Class F, 0.579% 11/15/18 (b)(h)	301	250
Class G, 0.609% 11/15/18 (b)(h)	262	209
Class H, 0.749% 11/15/18 (b)(h)	251	191
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	698	766
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (h)	436	448
Class A3, 5.336% 5/15/47	3,075	3,195
Series 2007-CB19 Class A4, 5.7385% 2/12/49 (h)	3,840	4,089
Series 2007-CB20 Class A4, 5.794% 2/12/51	5,462	5,877
Series 2007-LD11 Class A4, 5.8167% 6/15/49 (h)	20,914	21,811
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,481	2,496
Class A3, 5.42% 1/15/49	17,842	18,840
Series 2005-CB13 Class E, 5.3476% 1/12/43 (b)(h)	694	27
Series 2006-CB17 Class A3, 5.45% 12/12/43	306	309
Series 2007-CB19:
Class B, 5.7385% 2/12/49 (h)	93	34
Class C, 5.7385% 2/12/49 (h)	245	74
Class D, 5.7385% 2/12/49 (h)	257	58
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	209	28
Class CS, 5.466% 1/15/49 (h)	90	11
Class ES, 5.5379% 1/15/49 (b)(h)	566	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	$ 42	$ 42
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	202	206
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	148	150
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	136	137
Series 2006-C7:
Class A2, 5.3% 11/15/38	765	766
Class A3, 5.347% 11/15/38	816	875
Series 2007-C1 Class A4, 5.424% 2/15/40	6,667	7,165
Series 2007-C2 Class A3, 5.43% 2/15/40	4,836	5,079
Series 2001-C3 Class B, 6.512% 6/15/36	304	306
Series 2005-C3 Class XCP, 0.7121% 7/15/40 (h)(j)	3,121	11
Series 2006-C6 Class XCP, 0.6749% 9/15/39 (h)(j)	5,850	73
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (h)(j)	2,356	21
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	1,368	1,464
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,244
Class XCP, 0.2822% 9/15/45 (h)(j)	100,269	798
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.479% 9/15/21 (b)(h)	351	309
Class E, 0.539% 9/15/21 (b)(h)	1,265	1,101
Class F, 0.589% 9/15/21 (b)(h)	723	622
Class G, 0.609% 9/15/21 (b)(h)	3,017	2,383
Class H, 0.649% 9/15/21 (b)(h)	369	277
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,945
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,385	2,412
Series 2005-CKI1 Class A3, 5.2202% 11/12/37 (h)	742	750
Series 2005-LC1 Class F, 5.3796% 1/12/44 (b)(h)	953	482
Series 2006-C1 Class A2, 5.6206% 5/12/39 (h)	1,060	1,088
Series 2007-C1 Class A4, 5.8279% 6/12/50 (h)	4,145	4,480
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,510
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.363% 12/12/49 (h)	216	215
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	941	995
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A3, 5.364% 8/12/48	$ 427	$ 441
Class A4, 5.378% 8/12/48	55	57
Class B, 5.479% 8/12/48	3,285	1,170
Series 2007-6:
Class A1, 5.175% 3/12/51	4	4
Class A4, 5.485% 3/12/51 (h)	2,594	2,663
Series 2007-7 Class A4, 5.7419% 6/12/50 (h)	3,832	3,993
Series 2006-4 Class XP, 0.6162% 12/12/49 (h)(j)	20,000	348
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,095	337
Series 2007-7 Class B, 5.7419% 6/12/50 (h)	1,409	211
Series 2007-8 Class A3, 5.966% 8/12/49 (h)	944	1,016
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (b)(h)	227	134
Series 2007-XCLA Class A1, 0.449% 7/17/17 (b)(h)	220	203
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (b)(h)	629	581
Class D, 0.439% 10/15/20 (b)(h)	422	384
Class E, 0.499% 10/15/20 (b)(h)	528	475
Class F, 0.549% 10/15/20 (b)(h)	397	341
Class G, 0.589% 10/15/20 (b)(h)	491	417
Class H, 0.679% 10/15/20 (b)(h)	309	231
Class J, 0.829% 10/15/20 (b)(h)	181	108
Class MHRO, 0.939% 10/15/20 (b)(h)	417	342
Class NHRO, 1.139% 10/15/20 (b)(h)	502	402
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,165	1,180
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	8,687	9,051
Series 2007-IQ13 Class A1, 5.05% 3/15/44	24	24
Series 2007-IQ15 Class A4, 6.0796% 6/11/49 (h)	4,988	5,338
Series 2007-T25 Class A1, 5.391% 11/12/49	43	43
Series 2007-T27 Class A4, 5.6407% 6/11/42 (h)	4,010	4,509
Series 2003-IQ6 Class X2, 0.5872% 12/15/41 (b)(h)(j)	8,119	0*
Series 2005-IQ9 Class X2, 1.0813% 7/15/56 (b)(h)(j)	12,212	25
Series 2006-HQ10 Class X2, 0.4922% 11/12/41 (b)(h)(j)	5,036	27
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11 Class A4, 5.7295% 10/15/42 (h)	$ 329	$ 366
Series 2006-T23 Class A3, 5.8123% 8/12/41 (h)	559	568
Series 2007-HQ12 Class A4, 5.5905% 4/12/49 (h)	5,793	5,992
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	1,642	1,712
Class AAB, 5.654% 4/15/49	2,402	2,540
Class B, 5.7222% 4/15/49 (h)	269	56
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	65	65
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5233% 9/15/21 (b)(h)	1,099	833
Class F, 0.5833% 9/15/21 (b)(h)	1,189	845
Class G, 0.6033% 9/15/21 (b)(h)	1,126	767
Class J, 0.8433% 9/15/21 (b)(h)	314	192
Series 2007-WHL8:
Class AP1, 0.949% 6/15/20 (b)(h)	105	95
Class AP2, 1.049% 6/15/20 (b)(h)	175	154
Class F, 0.729% 6/15/20 (b)(h)	2,710	1,762
Class LXR1, 0.949% 6/15/20 (b)(h)	169	137
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	5,427	5,804
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	2,996
Series 2007-C30:
Class A3, 5.246% 12/15/43	940	948
Class A4, 5.305% 12/15/43	322	332
Class A5, 5.342% 12/15/43	1,172	1,206
Series 2007-C31:
Class A4, 5.509% 4/15/47	2,475	2,569
Class A5, 5.5% 4/15/47	3,710	3,852
Series 2007-C32:
Class A2, 5.7374% 6/15/49 (h)	1,160	1,182
Class A3, 5.7424% 6/15/49 (h)	21,861	22,640
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(h)	652	640
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,012
Series 2005-C22:
Class B, 5.3591% 12/15/44 (h)	2,428	1,753
Class F, 5.3591% 12/15/44 (b)(h)	1,826	696
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	3,285	1,409
Class D, 5.513% 12/15/43 (h)	1,752	540
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30: - continued
Class XP, 0.437% 12/15/43 (b)(h)(j)	$ 12,272	$ 134
Series 2007-C31 Class C, 5.6857% 4/15/47 (h)	4,515	844
Series 2007-C31A Class A2, 5.421% 4/15/47	2,861	2,926
Series 2007-C32:
Class D, 5.7424% 6/15/49 (h)	823	261
Class E, 5.7424% 6/15/49 (h)	1,297	324
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.899% 2/15/51 (h)	13,576	14,398
Class A5, 5.899% 2/15/51 (h)	12,495	12,929
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $363,973)		416,125
Municipal Securities - 0.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,835	1,870
California Gen. Oblig. 7.5% 4/1/34	3,550	4,162
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	3,235	3,418
5.877% 3/1/19	1,820	1,931
TOTAL MUNICIPAL SECURITIES (Cost $10,419)		11,381
Foreign Government and Government Agency Obligations - 0.5%

Brazilian Federative Republic 5.625% 1/7/41	2,490	2,820
Chilean Republic 3.25% 9/14/21	5,355	5,368
United Mexican States 6.05% 1/11/40	14,476	17,118
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,679)		25,306
Fixed-Income Funds - 17.8%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (i)	6,934,822	$ 747,088
Fidelity Specialized High Income Central Fund (i)	1,274,925	125,810
TOTAL FIXED-INCOME FUNDS (Cost $823,133)		872,898
Cash Equivalents - 6.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $322,821)	$ 322,822	322,821
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $5,306,689)		5,538,568
NET OTHER ASSETS (LIABILITIES) - (12.7)%		(625,462)
NET ASSETS - 100%		$ 4,913,106
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 12/1/26	(2,000)	(2,078)
3.5% 12/1/26	(900)	(935)
3.5% 12/1/26	(5,000)	(5,195)
4% 12/1/26	(3,200)	(3,359)
4% 12/1/26	(2,800)	(2,939)
4% 12/1/41	(3,000)	(3,125)
4% 12/1/41	(1,500)	(1,563)
4.5% 12/1/41	(8,000)	(8,457)
4.5% 12/1/41	(34,000)	(35,943)
4.5% 12/1/41	(35,000)	(37,000)
4.5% 12/1/41	(3,400)	(3,594)
4.5% 12/1/41	(1,300)	(1,374)
5% 12/1/41	(18,000)	(19,345)
5.5% 12/1/41	(35,500)	(38,533)
5.5% 12/1/41	(31,300)	(33,974)
6% 12/1/41	(26,600)	(29,156)
6% 12/1/41	(26,600)	(29,156)
6% 12/1/41	(8,700)	(9,536)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
6% 12/1/41	$ (7,200)	$ (7,892)
6% 12/1/41	(7,200)	(7,892)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(281,046)
Freddie Mac
4% 12/1/41	(11,000)	(11,439)
4.5% 12/1/41	(800)	(842)
4.5% 12/1/41	(7,000)	(7,370)
5.5% 12/1/41	(13,000)	(14,034)
5.5% 12/1/41	(4,200)	(4,534)
5.5% 12/1/41	(4,200)	(4,534)
TOTAL FREDDIE MAC		(42,753)
Ginnie Mae
3.5% 12/1/41	(6,400)	(6,634)
4% 12/1/41	(6,800)	(7,250)
4% 12/1/41	(700)	(746)
4% 12/1/41	(6,100)	(6,504)
4% 12/1/41	(400)	(426)
4% 12/1/41	(6,100)	(6,504)
4% 12/1/41	(700)	(746)
4% 1/1/42	(100)	(106)
4.5% 12/1/41	(200)	(217)
4.5% 12/1/41	(2,400)	(2,608)
4.5% 12/1/41	(1,900)	(2,064)
4.5% 1/1/42	(100)	(108)
5% 12/1/41	(13,200)	(14,528)
5% 12/1/41	(13,200)	(14,528)
5% 1/1/42	(1,500)	(1,648)
TOTAL GINNIE MAE		(64,617)
TOTAL TBA SALE COMMITMENTS (Proceeds $387,648)		$ (388,416)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(493,000))

	Dec. 2018	$ 6,500	$ 640
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(825,000))	Dec. 2018	6,500	851
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(177,000))	March 2018	5,500	606
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000) (g)	Sept. 2037	5,367	(5,065)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000) (g)	Sept. 2037	14,585	(13,764)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000) (g)	Sept. 2037	3,267	(3,083)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000) (g)

	Sept. 2037	$ 10,909	$ (10,295)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000) (g)	Sept. 2037	5,951	(5,616)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000) (g)	Sept. 2037	9,743	(9,194)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (f)	August 2034	539	(299)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (f)	Oct. 2034	524	(219)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (f)	April 2032	186	(109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)	Feb. 2034	4	(3)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (f)

	Oct. 2034	$ 692	$ (261)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	538	(406)
		$ 70,805	$ (46,217)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $251,591,000 or 5.1% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $48,213,000.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$322,821,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 28,425
ING Financial Markets LLC	96,643
Mizuho Securities USA, Inc.	193,835
RBC Capital Markets Corp.	3,918
$ 322,821
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 5,930
Fidelity Specialized High Income Central Fund	2,078
Total	$ 8,008
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 743,850	$ 5,930	$ -	$ 747,088	5.8%
Fidelity Specialized High Income Central Fund	123,706	2,078	-	125,810	30.1%
Total	$ 867,556	$ 8,008	$ -	$ 872,898
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,084,768	$ -	$ 1,084,768	$ -
U.S. Government and Government Agency Obligations	1,254,523	-	1,254,523	-
U.S. Government Agency - Mortgage Securities	1,489,785	-	1,489,785	-
Asset-Backed Securities	27,607	-	16,400	11,207
Collateralized Mortgage Obligations	33,354	-	31,349	2,005
Commercial Mortgage Securities	416,125	-	386,158	29,967
Municipal Securities	11,381	-	11,381	-
Foreign Government and Government Agency Obligations	25,306	-	25,306	-
Fixed-Income Funds	872,898	872,898	-	-
Cash Equivalents	322,821	-	322,821	-
Total Investments in Securities:	$ 5,538,568	$ 872,898	$ 4,622,491	$ 43,179
Derivative Instruments:
Assets
Swap Agreements	$ 2,097	$ -	$ 2,097	$ -
Liabilities
Swap Agreements	$ (48,314)	$ -	$ (47,016)	$ (1,298)
Total Derivative Instruments:	$ (46,217)	$ -	$ (44,919)	$ (1,298)
Other Financial Instruments:
TBA Sale Commitments	$ (388,416)	$ -	$ (388,416)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 48,306
Total Realized Gain (Loss)	799
Total Unrealized Gain (Loss)	(4,040)
Cost of Purchases	4
Proceeds of Sales	(3,454)
Amortization/Accretion	(596)
Transfers in to Level 3	8,513
Transfers out of Level 3	(6,353)
Ending Balance	$ 43,179
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (3,755)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,315)
Total Unrealized Gain (Loss)	17
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (1,298)
Realized gain (loss) on Swap Agreements for the period	$ 16
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2011	$ 17

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $5,376,213,000. Net unrealized appreciation aggregated $162,355,000, of which $222,029,000 related to appreciated investment securities and $59,674,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $52,305,000 representing 1.06% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Investment Grade
Bond Fund -
Series Investment Grade Bond
Class F

November 30, 2011

1.873111.103

LIG-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	$ 5,740,000	$ 6,836,742
Trustees of Princeton Univ. 5.7% 3/1/39	8,900,000	11,308,785
		18,145,527
Media - 1.5%
Comcast Corp.:
4.95% 6/15/16	9,131,000	10,055,861
5.15% 3/1/20	1,226,000	1,362,220
5.7% 5/15/18	12,823,000	14,548,437
5.9% 3/15/16	3,813,000	4,344,666
6.4% 3/1/40	29,536,000	33,962,678
6.45% 3/15/37	4,665,000	5,291,524
6.55% 7/1/39	10,000,000	11,570,610
COX Communications, Inc. 4.625% 6/1/13	3,122,000	3,267,569
Discovery Communications LLC:
3.7% 6/1/15	11,423,000	11,949,932
6.35% 6/1/40	10,151,000	11,720,406
NBCUniversal Media LLC:
3.65% 4/30/15	6,432,000	6,743,399
5.15% 4/30/20	28,753,000	31,091,942
6.4% 4/30/40	13,528,000	15,495,905
News America Holdings, Inc. 7.75% 12/1/45	3,361,000	3,885,729
News America, Inc.:
6.15% 3/1/37	8,831,000	9,245,483
6.15% 2/15/41	27,294,000	29,219,510
Time Warner Cable, Inc.:
5.4% 7/2/12	3,410,000	3,493,623
5.85% 5/1/17	17,523,000	19,731,021
6.2% 7/1/13	3,242,000	3,487,971
6.75% 7/1/18	23,280,000	27,049,148
Time Warner, Inc.:
3.15% 7/15/15	12,747,000	13,184,732
5.375% 10/15/41	5,610,000	5,611,290
5.875% 11/15/16	4,039,000	4,639,660
6.2% 3/15/40	15,555,000	16,957,081
6.5% 11/15/36	6,573,000	7,378,955
Viacom, Inc.:
3.5% 4/1/17	15,103,000	15,459,506
6.75% 10/5/37	3,475,000	4,047,048
		324,795,906
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Lowe's Companies, Inc. 3.8% 11/15/21	$ 14,045,000	$ 14,021,882
Staples, Inc. 7.375% 10/1/12	1,561,000	1,634,372
		15,656,254
TOTAL CONSUMER DISCRETIONARY		358,597,687
CONSUMER STAPLES - 1.1%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	391,000	398,818
5.375% 11/15/14	12,487,000	13,911,480
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,248,124
Diageo Capital PLC 5.2% 1/30/13	1,963,000	2,061,005
FBG Finance Ltd. 5.125% 6/15/15 (b)	11,614,000	12,657,762
Fortune Brands, Inc.:
5.375% 1/15/16	2,195,000	2,384,870
5.875% 1/15/36	15,700,000	15,662,712
6.375% 6/15/14	7,984,000	8,738,033
		58,062,804
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (b)	2,169,000	2,545,198
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,427,337
Kraft Foods, Inc.:
5.375% 2/10/20	17,135,000	19,016,337
6.125% 2/1/18	11,078,000	12,787,900
6.25% 6/1/12	2,162,000	2,216,696
6.5% 8/11/17	28,164,000	33,011,391
6.75% 2/19/14	1,258,000	1,405,740
		73,410,599
Tobacco - 0.5%
Altria Group, Inc.:
8.5% 11/10/13	920,000	1,043,819
9.25% 8/6/19	4,577,000	5,890,878
9.7% 11/10/18	43,684,000	57,169,294
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,838,795
5.65% 5/16/18	2,251,000	2,615,462
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 10,391,000	$ 11,786,636
7.25% 6/15/37	15,680,000	17,466,281
		99,811,165
TOTAL CONSUMER STAPLES		231,284,568
ENERGY - 3.3%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (b)	21,176,000	21,879,636
5.35% 3/15/20 (b)	11,804,000	12,633,314
6.75% 9/15/37 (b)	2,991,000	3,528,973
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,063,026
5% 10/1/21	13,430,000	13,346,425
6.5% 4/1/20	2,078,000	2,283,450
Noble Holding International Ltd. 3.45% 8/1/15	1,779,000	1,862,026
Transocean, Inc.:
5.05% 12/15/16	13,734,000	13,721,090
6.375% 12/15/21	18,136,000	18,126,207
7.35% 12/15/41	3,429,000	3,428,863
Weatherford International Ltd.:
4.95% 10/15/13	2,431,000	2,557,786
5.15% 3/15/13	7,716,000	8,039,578
		119,470,374
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,367,000	1,528,012
6.375% 9/15/17	42,765,000	48,984,528
BW Group Ltd. 6.625% 6/28/17 (b)	1,956,000	1,775,559
Canadian Natural Resources Ltd.:
5.15% 2/1/13	6,276,000	6,568,606
5.7% 5/15/17	4,557,000	5,298,419
ConocoPhillips:
4.4% 5/15/13	20,500,000	21,546,115
5.75% 2/1/19	12,956,000	15,344,426
Duke Capital LLC 6.25% 2/15/13	699,000	735,076
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services:
5.375% 10/15/15 (b)	$ 1,706,000	$ 1,854,826
6.45% 11/3/36 (b)	7,882,000	8,957,058
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,467,962
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	25,188,254
Encana Corp. 4.75% 10/15/13	930,000	977,207
EnCana Holdings Finance Corp. 5.8% 5/1/14	4,029,000	4,377,222
Enterprise Products Operating LP:
5.6% 10/15/14	1,361,000	1,494,717
5.65% 4/1/13	487,000	511,520
EQT Corp. 4.875% 11/15/21	9,198,000	9,101,182
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	5,389,000	5,525,665
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	9,551,000	11,095,626
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	21,100,482
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	17,029,000	18,275,284
Motiva Enterprises LLC:
5.75% 1/15/20 (b)	6,844,000	7,855,256
6.85% 1/15/40 (b)	8,433,000	10,634,021
Nakilat, Inc. 6.067% 12/31/33 (b)	5,435,000	5,896,975
Nexen, Inc.:
5.2% 3/10/15	1,267,000	1,361,327
5.875% 3/10/35	4,330,000	4,171,301
6.2% 7/30/19	1,700,000	1,934,753
6.4% 5/15/37	7,493,000	7,651,282
NGPL PipeCo LLC 6.514% 12/15/12 (b)	6,869,000	6,937,690
Pemex Project Funding Master Trust 0.9294% 12/3/12 (b)(e)	4,867,000	4,837,798
Petro-Canada:
6.05% 5/15/18	2,920,000	3,423,355
6.8% 5/15/38	4,427,000	5,291,943
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	17,867,878
5.75% 1/20/20	33,111,000	34,369,748
7.875% 3/15/19	14,377,000	16,813,786
Petroleos Mexicanos:
5.5% 1/21/21	21,149,000	22,470,813
6% 3/5/20	1,813,000	1,998,833
6.5% 6/2/41 (b)	26,365,000	28,408,288
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	8,916,000	9,406,728
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
4.25% 9/1/12	$ 1,368,000	$ 1,398,720
5% 2/1/21	8,890,000	9,425,471
6.125% 1/15/17	5,000,000	5,617,630
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	6,678,000	6,803,213
5.5% 9/30/14 (b)	9,333,000	10,032,975
5.832% 9/30/16 (b)	1,401,095	1,499,171
6.75% 9/30/19 (b)	6,109,000	7,300,255
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	3,795,000	4,015,945
Schlumberger Investment SA 3.3% 9/14/21 (b)	13,725,000	13,850,488
Southeast Supply Header LLC 4.85% 8/15/14 (b)	1,033,000	1,101,798
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,523,590
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,851,819
4.6% 6/15/21	4,954,000	5,076,909
Suncor Energy, Inc.:
6.1% 6/1/18	9,550,000	11,173,366
6.5% 6/15/38	1,052,000	1,215,285
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	5,132,470
Texas Eastern Transmission LP 6% 9/15/17 (b)	12,691,000	14,942,231
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,227,652
Western Gas Partners LP 5.375% 6/1/21	27,148,000	27,257,949
Williams Partners LP 4.125% 11/15/20	4,302,000	4,332,351
XTO Energy, Inc.:
4.9% 2/1/14	751,000	817,240
5% 1/31/15	1,222,000	1,377,137
5.65% 4/1/16	839,000	995,161
6.25% 8/1/17	4,098,000	5,011,079
		565,019,426
TOTAL ENERGY		684,489,800
FINANCIALS - 10.1%
Capital Markets - 1.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	8,920,000	9,512,065
BlackRock, Inc. 4.25% 5/24/21	5,250,000	5,360,864
Goldman Sachs Group, Inc.:
3.7% 8/1/15	17,599,000	16,975,555
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.25% 7/27/21	$ 29,139,000	$ 26,890,606
5.95% 1/18/18	9,760,000	9,695,174
6% 6/15/20	16,000,000	15,604,432
6.15% 4/1/18	10,942,000	10,923,858
6.75% 10/1/37	13,332,000	11,860,720
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,585,000	1,590,316
JPMorgan Chase Capital XX 6.55% 9/29/36	39,647,000	39,499,989
Lazard Group LLC:
6.85% 6/15/17	7,532,000	7,895,502
7.125% 5/15/15	8,656,000	9,299,496
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	19,177,000	19,122,403
6.11% 1/29/37	8,583,000	6,652,151
6.4% 8/28/17	7,888,000	7,553,533
6.875% 4/25/18	16,189,000	15,312,900
Morgan Stanley:
4.75% 4/1/14	6,943,000	6,663,371
5.5% 7/28/21	40,036,000	34,901,903
5.625% 9/23/19	16,919,000	14,769,492
5.75% 1/25/21	10,000,000	8,929,210
6% 4/28/15	3,982,000	3,872,897
6.625% 4/1/18	9,869,000	9,283,344
7.3% 5/13/19	22,127,000	21,777,991
		313,947,772
Commercial Banks - 1.8%
Bank of America NA:
5.3% 3/15/17	22,663,000	19,875,360
6.1% 6/15/17	1,076,000	954,536
BB&T Capital Trust IV 6.82% 6/12/77 (e)	524,000	522,690
Credit Suisse (Guernsey) Ltd. 5.86% (c)(e)	5,543,000	4,323,540
Credit Suisse New York Branch 6% 2/15/18	25,069,000	24,274,313
Discover Bank:
7% 4/15/20	10,951,000	11,206,651
8.7% 11/18/19	16,188,000	18,073,627
Export-Import Bank of Korea:
5.25% 2/10/14 (b)	3,328,000	3,494,989
5.5% 10/17/12	3,148,000	3,229,517
Fifth Third Bancorp:
3.625% 1/25/16	10,288,000	10,310,839
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp: - continued
4.5% 6/1/18	$ 2,562,000	$ 2,480,710
8.25% 3/1/38	12,528,000	15,028,814
Fifth Third Bank 4.75% 2/1/15	2,013,000	2,077,376
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	11,258,000	10,863,970
HBOS PLC 6.75% 5/21/18 (b)	4,594,000	3,666,481
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	4,936,528
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,488,840
KeyBank NA:
5.45% 3/3/16	10,925,000	11,679,732
5.8% 7/1/14	14,023,000	14,971,151
6.95% 2/1/28	3,200,000	3,485,965
KeyCorp. 5.1% 3/24/21	10,224,000	10,351,688
Korea Development Bank 5.75% 9/10/13	2,804,000	2,959,773
Manufacturers & Traders Trust Co. 1.8721% 4/1/13 (e)	397,000	396,213
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	7,870,098
5% 1/17/17	23,263,000	24,410,005
5.25% 9/4/12	5,004,000	5,161,421
Regions Bank:
6.45% 6/26/37	18,578,000	15,233,960
7.5% 5/15/18	9,871,000	9,476,160
Regions Financial Corp.:
0.5281% 6/26/12 (e)	951,000	924,508
5.75% 6/15/15	3,253,000	3,110,681
7.75% 11/10/14	8,459,000	8,564,738
SunTrust Banks, Inc. 3.6% 4/15/16	17,434,000	17,478,178
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(e)	3,046,000	2,704,336
UnionBanCal Corp. 5.25% 12/16/13	925,000	952,641
Wachovia Bank NA:
4.8% 11/1/14	1,049,000	1,111,466
4.875% 2/1/15	1,893,000	1,985,286
5.85% 2/1/37	7,795,000	7,894,184
Wachovia Corp.:
4.875% 2/15/14	734,000	767,031
5.625% 10/15/16	14,742,000	15,732,294
5.75% 6/15/17	2,050,000	2,311,137
5.75% 2/1/18	4,000,000	4,475,512
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.625% 4/15/15	$ 8,996,000	$ 9,398,247
3.676% 6/15/16	26,564,000	27,793,621
3.75% 10/1/14	8,062,000	8,525,468
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	4,709,838
		366,244,113
Consumer Finance - 0.7%
Discover Financial Services:
6.45% 6/12/17	16,773,000	17,316,529
10.25% 7/15/19	15,329,000	18,138,453
General Electric Capital Corp.:
2.25% 11/9/15	18,930,000	18,742,631
2.95% 5/9/16	5,375,000	5,380,251
3.5% 6/29/15	5,553,000	5,732,462
4.625% 1/7/21	16,818,000	16,688,098
5.625% 9/15/17	3,505,000	3,846,001
5.625% 5/1/18	10,000,000	10,921,670
6% 8/7/19	22,000,000	24,390,300
6.375% 11/15/67 (e)	10,755,000	10,371,853
HSBC Finance Corp. 5.9% 6/19/12	11,627,000	11,874,562
SLM Corp.:
0.7183% 1/27/14 (e)	918,000	832,323
5.375% 1/15/13	2,851,000	2,892,191
		147,127,324
Diversified Financial Services - 1.9%
Bank of America Corp. 5.75% 12/1/17	32,792,000	29,892,269
BP Capital Markets PLC:
3.125% 10/1/15	17,104,000	17,645,051
3.625% 5/8/14	2,002,000	2,100,673
4.5% 10/1/20	11,831,000	12,721,827
4.742% 3/11/21	12,000,000	13,240,200
Capital One Capital V 10.25% 8/15/39	9,719,000	10,083,463
Citigroup, Inc.:
3.953% 6/15/16	21,787,000	21,359,343
4.75% 5/19/15	40,390,000	40,585,770
5.5% 4/11/13	26,194,000	26,829,545
6.125% 5/15/18	25,399,000	26,445,083
6.5% 8/19/13	20,989,000	21,841,405
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	20,056,288
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
3.15% 7/5/16	$ 25,000,000	$ 24,615,250
3.4% 6/24/15	1,808,000	1,836,698
4.25% 10/15/20	30,000,000	29,284,110
4.35% 8/15/21	24,137,000	23,538,716
4.65% 6/1/14	20,000,000	21,152,480
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	9,526,000	9,649,933
5.35% 4/15/12 (b)	1,620,000	1,627,638
5.5% 1/15/14 (b)	4,958,000	5,066,957
5.7% 4/15/17 (b)	2,366,000	2,391,248
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,110,199
5.15% 3/15/20	11,097,000	12,209,752
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	5,304,000	5,516,160
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(e)	7,307,000	6,704,173
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(e)	2,103,000	2,039,910
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(e)	1,824,000	1,623,360
		400,167,501
Insurance - 1.6%
Allstate Corp. 6.2% 5/16/14	7,894,000	8,809,262
American International Group, Inc. 4.875% 9/15/16	25,282,000	23,648,555
Aon Corp.:
3.125% 5/27/16	20,350,000	20,399,776
3.5% 9/30/15	6,878,000	7,021,991
5% 9/30/20	5,687,000	6,062,285
6.25% 9/30/40	4,660,000	5,509,429
Assurant, Inc. 5.625% 2/15/14	6,168,000	6,420,179
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,143,700
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	11,133,000	10,687,680
Hartford Financial Services Group, Inc. 5.375% 3/15/17	546,000	538,056
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	21,593,000	20,451,313
6.5% 3/15/35 (b)	2,797,000	2,679,437
6.7% 8/15/16 (b)	6,494,000	6,901,161
10.75% 6/15/88 (b)(e)	3,501,000	4,218,705
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	13,847,865
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
4.75% 2/8/21	$ 6,004,000	$ 6,257,597
5% 6/15/15	813,000	881,619
5.875% 2/6/41	4,635,000	4,925,656
6.125% 12/1/11	1,143,000	1,143,000
6.75% 6/1/16	9,220,000	10,468,683
Metropolitan Life Global Funding I:
5.125% 4/10/13 (b)	5,256,000	5,493,350
5.125% 6/10/14 (b)	8,554,000	9,183,061
Monumental Global Funding III 5.5% 4/22/13 (b)	3,073,000	3,245,580
New York Life Global Funding 4.65% 5/9/13 (b)	3,983,000	4,186,926
New York Life Insurance Co. 6.75% 11/15/39 (b)	4,383,000	5,368,329
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	9,371,000	10,618,046
Pacific Life Global Funding 5.15% 4/15/13 (b)	11,018,000	11,538,050
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	9,078,000	11,839,065
Pacific LifeCorp 6% 2/10/20 (b)	5,371,000	5,642,928
Prudential Financial, Inc.:
3.625% 9/17/12	13,500,000	13,697,505
4.5% 11/16/21	15,610,000	15,146,523
4.75% 9/17/15	13,500,000	14,172,584
5.15% 1/15/13	3,765,000	3,908,883
5.8% 11/16/41	15,610,000	15,003,832
7.375% 6/15/19	3,820,000	4,380,696
8.875% 6/15/38 (e)	1,338,000	1,498,560
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	901,000	836,068
Symetra Financial Corp. 6.125% 4/1/16 (b)	11,250,000	11,273,726
The Chubb Corp. 5.75% 5/15/18	1,125,000	1,313,650
Unum Group:
5.625% 9/15/20	18,528,000	19,234,399
7.125% 9/30/16	1,654,000	1,896,660
		336,494,370
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,240,347
5.375% 4/15/14	2,899,000	3,091,186
5.5% 1/15/12	4,659,000	4,678,405
6.125% 11/1/12	2,564,000	2,663,996
BRE Properties, Inc. 5.5% 3/15/17	1,861,000	1,981,945
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust:
5.375% 12/15/13	$ 5,530,000	$ 5,786,686
5.875% 11/30/12	1,067,000	1,099,449
Developers Diversified Realty Corp.:
4.75% 4/15/18	16,113,000	15,067,798
5.375% 10/15/12	10,023,000	10,097,531
7.5% 4/1/17	9,638,000	10,462,309
Duke Realty LP:
4.625% 5/15/13	1,515,000	1,551,078
5.875% 8/15/12	837,000	857,121
Equity One, Inc.:
5.375% 10/15/15	2,580,000	2,647,459
6% 9/15/17	3,467,000	3,538,413
6.25% 12/15/14	9,619,000	10,116,495
6.25% 1/15/17	2,204,000	2,293,928
Equity Residential 5.125% 3/15/16	8,850,000	9,512,414
Federal Realty Investment Trust:
5.4% 12/1/13	3,666,000	3,828,994
5.9% 4/1/20	3,969,000	4,237,273
6% 7/15/12	5,468,000	5,576,556
6.2% 1/15/17	1,491,000	1,643,659
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,751,205
6.25% 6/15/17	861,000	904,946
6.65% 1/15/18	3,483,000	3,706,807
UDR, Inc. 5.5% 4/1/14	17,798,000	18,825,906
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,642,913
Washington (REIT) 5.25% 1/15/14	907,000	957,112
		136,761,931
Real Estate Management & Development - 1.6%
AMB Property LP:
5.9% 8/15/13	5,754,000	5,963,733
6.3% 6/1/13	4,012,000	4,182,004
BioMed Realty LP:
3.85% 4/15/16	19,180,000	18,864,738
6.125% 4/15/20	5,563,000	5,703,176
Brandywine Operating Partnership LP:
5.7% 5/1/17	6,890,000	7,057,971
5.75% 4/1/12	5,707,000	5,755,498
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Properties Trust:
5.5% 10/1/15	$ 12,454,000	$ 12,634,396
6.875% 8/15/12	4,824,000	4,910,740
Colonial Realty LP 6.05% 9/1/16	3,862,000	3,938,529
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	7,657,711
5.25% 3/15/21	10,656,000	10,448,336
Duke Realty LP:
5.4% 8/15/14	6,754,000	7,039,147
5.5% 3/1/16	10,207,000	10,593,764
5.95% 2/15/17	9,023,000	9,525,716
6.25% 5/15/13	9,569,000	10,005,480
6.5% 1/15/18	12,019,000	12,905,197
6.75% 3/15/20	1,066,000	1,134,588
8.25% 8/15/19	5,060,000	5,881,425
ERP Operating LP:
4.75% 7/15/20	31,427,000	31,648,278
5.375% 8/1/16	4,428,000	4,774,509
5.5% 10/1/12	5,487,000	5,646,507
5.75% 6/15/17	24,188,000	26,248,310
6.625% 3/15/12	968,000	982,588
Liberty Property LP:
4.75% 10/1/20	17,245,000	17,268,539
5.125% 3/2/15	1,706,000	1,814,763
5.5% 12/15/16	4,865,000	5,213,543
6.375% 8/15/12	4,758,000	4,876,527
6.625% 10/1/17	12,549,000	14,121,954
Mack-Cali Realty LP 7.75% 8/15/19	1,973,000	2,325,490
Post Apartment Homes LP 6.3% 6/1/13	7,452,000	7,773,300
Reckson Operating Partnership LP 6% 3/31/16	1,066,000	1,104,237
Regency Centers LP:
4.95% 4/15/14	427,000	447,241
5.25% 8/1/15	1,490,000	1,580,461
5.875% 6/15/17	789,000	854,956
6.75% 1/15/12	5,098,000	5,126,641
Simon Property Group LP:
2.8% 1/30/17	4,731,000	4,739,497
4.125% 12/1/21	13,242,000	13,203,916
4.2% 2/1/15	5,265,000	5,563,389
5.1% 6/15/15	6,421,000	6,957,359
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 23,103,000	$ 25,166,237
6.15% 11/15/15	9,801,000	10,819,853
		342,460,244
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.75% 7/12/16	10,645,000	9,258,787
5.65% 5/1/18	16,400,000	14,428,441
5.875% 1/5/21	5,000,000	4,426,100
6.5% 8/1/16	11,950,000	11,546,795
First Niagara Financial Group, Inc. 6.75% 3/19/20	12,844,000	14,006,947
		53,667,070
TOTAL FINANCIALS		2,096,870,325
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	23,000,000	22,173,081
Celgene Corp. 2.45% 10/15/15	1,728,000	1,755,703
		23,928,784
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 4.75% 11/15/21 (b)	21,840,000	22,046,737
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,362,947
6.3% 8/15/14	2,529,000	2,750,462
Express Scripts, Inc.:
3.125% 5/15/16	19,250,000	19,098,965
5.25% 6/15/12	8,958,000	9,155,085
6.25% 6/15/14	3,291,000	3,600,268
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,282,663
4.125% 9/15/20	11,062,000	10,857,652
		72,154,779
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Pfizer, Inc. 6.2% 3/15/19	$ 10,000,000	$ 12,201,980
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,028,000	2,178,680
		14,380,660
TOTAL HEALTH CARE		110,464,223
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (b)	1,610,000	1,702,940
6.375% 6/1/19 (b)	9,485,000	10,617,813
6.4% 12/15/11 (b)	1,011,000	1,012,422
		13,333,175
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	1,024,556	1,061,645
6.648% 3/15/19	3,634,594	3,693,475
6.795% 2/2/20	471,122	450,723
6.9% 7/2/19	1,054,103	1,081,721
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	4,035,804	3,995,446
8.36% 1/20/19	8,143,218	8,061,786
		18,344,796
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	9,514,305
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (e)	2,599,000	2,624,990
TOTAL INDUSTRIALS		43,817,266
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	8,642,000	9,251,866
6% 10/1/12	5,409,000	5,630,845
6.55% 10/1/17	3,075,000	3,544,663
		18,427,374
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	$ 1,037,000	$ 1,077,901
4.5% 5/15/21	7,383,000	7,337,942
5.5% 5/15/12	2,235,000	2,279,693
		10,695,536
TOTAL INFORMATION TECHNOLOGY		29,122,910
MATERIALS - 0.7%
Chemicals - 0.4%
Dow Chemical Co.:
4.125% 11/15/21	19,768,000	19,568,818
4.25% 11/15/20	10,672,000	10,727,046
4.85% 8/15/12	17,906,000	18,362,800
5.25% 11/15/41	9,841,000	9,589,927
7.6% 5/15/14	27,938,000	31,583,043
		89,831,634
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,710,425
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (b)	9,430,000	10,849,366
ArcelorMittal SA 3.75% 3/1/16	5,299,000	4,920,779
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,381,000	1,400,427
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	22,911,000	22,911,000
6.375% 11/30/12 (b)	2,818,000	2,950,314
Rio Tinto Finance (USA) Ltd. 3.75% 9/20/21	14,745,000	14,913,388
Vale Overseas Ltd. 6.25% 1/23/17	3,240,000	3,580,472
		61,525,746
TOTAL MATERIALS		154,067,805
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.5% 8/15/15	6,887,000	7,079,402
5.35% 9/1/40	8,247,000	8,628,374
6.3% 1/15/38	40,737,000	47,399,903
6.8% 5/15/36	7,223,000	8,819,536
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 3,658,000	$ 4,752,218
CenturyLink, Inc.:
6.15% 9/15/19	7,618,000	7,330,603
6.45% 6/15/21	31,866,000	30,703,943
7.6% 9/15/39	2,143,000	2,015,262
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,299,000	4,572,915
Embarq Corp. 7.995% 6/1/36	7,935,000	7,979,103
Telefonica Emisiones SAU:
5.134% 4/27/20	1,471,000	1,296,291
5.462% 2/16/21	12,361,000	11,024,405
5.855% 2/4/13	1,120,000	1,133,667
6.421% 6/20/16	753,000	763,447
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,205,394
6.1% 4/15/18	23,353,000	27,590,145
6.35% 4/1/19	7,155,000	8,533,039
6.9% 4/15/38	18,370,000	23,186,467
		206,014,114
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV:
2.375% 9/8/16	29,726,000	29,015,668
3.625% 3/30/15	2,060,000	2,145,630
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	34,213,000	37,000,949
5.875% 10/1/19	16,408,000	18,073,757
6.35% 3/15/40	5,301,000	5,771,289
Sprint Nextel Corp. 6% 12/1/16	376,000	299,860
Vodafone Group PLC 5% 12/16/13	3,204,000	3,436,915
		95,744,068
TOTAL TELECOMMUNICATION SERVICES		301,758,182
UTILITIES - 2.4%
Electric Utilities - 1.3%
Alabama Power Co. 3.375% 10/1/20	8,620,000	9,018,597
Ameren Illinois Co. 6.125% 11/15/17	289,000	336,702
AmerenUE 6.4% 6/15/17	5,870,000	6,989,585
Cleveland Electric Illuminating Co. 5.65% 12/15/13	10,449,000	11,223,031
Commonwealth Edison Co. 1.625% 1/15/14	18,472,000	18,598,071
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	$ 14,630,000	$ 14,872,668
6.4% 9/15/20 (b)	24,814,000	26,032,864
Edison International 3.75% 9/15/17	9,811,000	10,032,846
EDP Finance BV:
4.9% 10/1/19 (b)	9,000,000	6,614,109
6% 2/2/18 (b)	11,997,000	9,790,872
Enel Finance International SA 5.7% 1/15/13 (b)	581,000	589,969
FirstEnergy Corp. 7.375% 11/15/31	26,676,000	31,276,650
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,098,000	3,311,808
6.05% 8/15/21	14,527,000	15,896,664
Florida Power Corp. 5.65% 6/15/18	2,323,000	2,748,906
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,112,638
3.75% 11/15/20	2,232,000	2,226,920
Mid-American Energy Co. 5.65% 7/15/12	796,000	822,202
Nevada Power Co.:
6.5% 5/15/18	15,159,000	18,070,422
6.5% 8/1/18	1,094,000	1,310,266
Pacific Gas & Electric Co. 3.25% 9/15/21	3,308,000	3,299,641
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,492,002
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,477,172
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	44,012,921
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	4,560,012
Sierra Pacific Power Co. 5.45% 9/1/13	2,177,000	2,323,686
Wisconsin Electric Power Co. 2.95% 9/15/21	3,840,000	3,846,382
		274,887,606
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,827,000	3,224,985
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,686,418
		9,911,403
Independent Power Producers & Energy Traders - 0.3%
Duke Capital LLC 5.668% 8/15/14	8,362,000	9,163,314
Exelon Generation Co. LLC:
4% 10/1/20	19,101,000	19,484,873
5.35% 1/15/14	10,825,000	11,583,291
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC:
6.2% 5/15/16	$ 2,207,000	$ 2,453,513
6.3% 7/15/13	5,310,000	5,695,745
6.5% 5/1/18	6,905,000	7,859,126
PSEG Power LLC 2.75% 9/15/16	5,204,000	5,200,191
Southern Power Co. 5.15% 9/15/41	100,000	101,634
		61,541,687
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	5,881,000	7,179,043
Dominion Resources, Inc.:
2.6686% 9/30/66 (e)	25,436,000	21,504,510
7.5% 6/30/66 (e)	7,991,000	8,390,550
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,690,000	3,836,689
National Grid PLC 6.3% 8/1/16	17,348,000	19,893,732
NiSource Finance Corp.:
4.45% 12/1/21	8,962,000	9,046,843
5.25% 9/15/17	590,000	647,892
5.4% 7/15/14	3,094,000	3,352,358
5.45% 9/15/20	1,330,000	1,442,780
5.8% 2/1/42	11,523,000	11,782,832
5.95% 6/15/41	21,763,000	22,086,137
6.25% 12/15/40	3,663,000	3,870,117
6.4% 3/15/18	9,293,000	10,669,684
6.8% 1/15/19	6,774,000	7,878,311
San Diego Gas & Electric Co. 3% 8/15/21	5,609,000	5,761,217
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	13,102,000	13,102,000
		150,444,695
TOTAL UTILITIES		496,785,391
TOTAL NONCONVERTIBLE BONDS (Cost $4,189,406,052)		4,507,258,157
U.S. Government and Government Agency Obligations - 26.3%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.4%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.5% 8/9/13	$ 52,871,000	$ 52,979,121
0.625% 10/30/14	10,708,000	10,672,621
0.75% 12/19/14	2,904,000	2,899,220
0.875% 8/28/14	63,772,000	64,025,175
1.125% 6/27/14	8,619,000	8,728,194
5% 2/13/17	12,300,000	14,467,777
5.375% 6/12/17	10,250,000	12,320,664
Freddie Mac:
1% 7/30/14	13,483,000	13,578,985
1% 8/27/14	43,657,000	44,055,196
1.75% 9/10/15	38,164,000	39,248,392
3.75% 3/27/19	15,000,000	16,870,320
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	7,165	7,254
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		279,852,919
U.S. Treasury Inflation Protected Obligations - 3.5%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	6,843,914	9,142,407
2.125% 2/15/41	178,722,085	240,367,199
2.5% 1/15/29	47,937,046	63,542,063
U.S. Treasury Inflation-Indexed Notes 1.125% 1/15/21	377,622,674	419,004,356
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		732,056,025
U.S. Treasury Obligations - 21.4%
U.S. Treasury Bonds 4.375% 5/15/41	872,243,000	1,100,252,524
U.S. Treasury Notes:
0.25% 9/15/14	43,219,000	43,070,413
0.5% 8/15/14	115,600,000	116,006,450
0.625% 7/15/14	742,388,000	747,607,730
0.75% 6/15/14	60,680,000	61,296,266
0.875% 11/30/16	45,783,000	45,579,128
1% 9/30/16	6,000	6,023
1.375% 11/30/15	5,000	5,138
1.75% 10/31/18	251,358,000	255,206,794
2% 11/15/21	70,200,000	69,695,402
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 8/15/21	$ 100,660,000	$ 101,257,719
2.375% 8/31/14	100,000,000	105,429,700
2.375% 2/28/15	205,375,000	217,890,142
2.625% 7/31/14	304,537,000	322,737,958
2.625% 12/31/14	587,750,000	627,009,937
3.125% 4/30/17	118,350,000	131,035,700
3.125% 5/15/21	362,005,000	396,989,525
3.25% 3/31/17	119,160,000	132,612,092
TOTAL U.S. TREASURY OBLIGATIONS		4,473,688,641
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,114,558,971)		5,485,597,585
U.S. Government Agency - Mortgage Securities - 18.1%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 11.9%
1.888% 2/1/33 (e)	127,661	132,817
1.918% 12/1/34 (e)	135,690	140,458
1.929% 10/1/33 (e)	140,379	145,134
1.946% 7/1/35 (e)	59,349	61,913
1.952% 3/1/35 (e)	104,721	108,719
1.96% 10/1/33 (e)	61,647	63,936
2.05% 3/1/35 (e)	24,795	25,987
2.123% 10/1/35 (e)	208,590	216,894
2.301% 7/1/34 (e)	84,847	89,279
2.303% 6/1/36 (e)	230,686	242,952
2.442% 10/1/33 (e)	113,352	119,732
2.457% 3/1/35 (e)	75,982	80,020
2.477% 12/1/33 (e)	4,200,903	4,425,948
2.48% 11/1/36 (e)	806,617	853,979
2.503% 7/1/35 (e)	318,398	336,417
2.636% 7/1/37 (e)	596,636	632,860
2.65% 5/1/35 (e)	295,004	311,248
2.692% 9/1/36 (e)	1,259,629	1,341,898
3% 12/1/26 (d)	38,000,000	38,907,683
3.5% 11/1/25 to 3/1/41	53,795,232	55,730,888
3.5% 12/1/26 (d)	13,300,000	13,818,911
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
3.5% 12/1/26 (d)	$ 13,300,000	$ 13,818,911
3.79% 6/1/40 (e)	8,579,130	8,956,118
4% 11/1/26 to 11/1/41	287,811,070	300,408,506
4% 12/1/26 (d)	36,000,000	37,789,787
4% 12/1/26 (d)	17,048,870	17,896,477
4% 9/1/41	320,480	334,343
4% 10/1/41	11,286,947	11,805,135
4% 10/1/41	249,622	261,082
4% 12/1/41 (d)	900,000	937,523
4% 12/1/41 (d)	174,600,000	181,879,371
4% 12/1/41 (d)	110,700,000	115,315,271
4% 12/1/41 (d)	74,700,000	77,814,370
4.5% 4/1/18 to 11/1/41 (d)	454,571,443	482,136,844
4.5% 12/1/26 (d)	300,000	318,906
4.5% 12/1/26 (d)	49,000,000	52,087,990
4.5% 12/1/41 (d)	25,600,000	27,062,692
4.5% 12/1/41 (d)	39,000,000	41,228,320
5% 5/1/23 to 6/1/40	193,168,758	207,558,891
5% 12/1/41 (d)	33,000,000	35,465,103
5.5% 9/1/17 to 3/1/40	234,282,083	254,662,512
5.5% 12/1/41 (d)	3,000,000	3,256,332
5.5% 12/1/41 (d)	2,600,000	2,822,154
6% 5/1/16 to 2/1/40	256,668,090	282,217,441
6% 12/1/41 (d)	109,900,000	120,460,225
6% 12/1/41 (d)	68,800,000	75,410,951
6% 12/1/41 (d)	18,400,000	20,168,045
6.5% 4/1/13 to 1/1/36	875,064	940,230
7% 3/1/12 to 6/1/33	291,348	327,076
7.5% 8/1/13 to 8/1/29	288,207	326,497
8.5% 5/1/21 to 9/1/25	14,302	16,221
9.5% 2/1/25	1,582	1,704
10.5% 8/1/20	3,722	4,402
12.5% 12/1/13 to 4/1/15	1,504	1,677
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		2,491,478,780
Freddie Mac - 2.6%
2.082% 4/1/35 (e)	1,122,361	1,178,316
2.182% 3/1/36 (e)	185,018	193,620
2.499% 1/1/35 (e)	101,392	104,736
2.906% 3/1/33 (e)	22,688	24,137
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.921% 11/1/35 (e)	$ 402,865	$ 426,831
3.171% 10/1/35 (e)	326,905	348,307
4% 12/1/40 to 11/1/41	17,568,383	18,363,997
4% 9/1/41	2,863,310	2,992,082
4% 12/1/41 (d)	71,000,000	73,832,531
4% 1/1/42 (d)	70,000,000	72,647,715
4.5% 7/1/25 to 10/1/41	155,576,249	164,268,449
4.5% 12/1/41 (d)	12,000,000	12,633,606
4.5% 12/1/41 (d)	14,000,000	14,739,207
5% 3/1/19 to 9/1/40	77,152,602	82,725,669
5.5% 9/1/34 to 2/1/40	79,753,986	86,094,434
5.5% 12/1/41 (d)	3,000,000	3,238,519
6% 7/1/37 to 8/1/37	4,338,996	4,754,199
7% 3/1/12	266	267
7.5% 12/1/11 to 1/1/33	82,018	93,055
8.5% 9/1/24 to 8/1/27	15,762	18,341
11.5% 10/1/15	676	734
TOTAL FREDDIE MAC		538,678,752
Ginnie Mae - 3.6%
3.5% 12/1/41 (d)	32,900,000	34,101,314
3.5% 1/1/42 (d)	32,900,000	33,995,929
4% 1/15/25 to 11/15/41	187,393,196	200,228,006
4% 7/15/41	30,436	32,572
4% 12/1/41 (d)	43,500,000	46,380,701
4% 12/1/41 (d)	11,600,000	12,368,187
4% 12/1/41 (d)	55,100,000	58,748,887
4% 12/1/41 (d)	49,600,000	52,884,661
4% 12/1/41 (d)	5,500,000	5,864,227
4% 1/1/42 (d)	49,600,000	52,741,287
4.5% 5/15/39 to 7/20/41	74,685,047	81,246,938
4.5% 12/1/41 (d)	6,200,000	6,736,371
4.5% 12/1/41 (d)	3,100,000	3,368,185
4.5% 12/1/41 (d)	2,300,000	2,498,976
4.5% 1/1/42 (d)	8,500,000	9,216,422
5% 5/15/39 to 11/15/40	62,367,984	68,779,799
5% 12/1/41 (d)	19,700,000	21,682,561
5% 12/1/41 (d)	19,700,000	21,682,561
5% 1/1/42 (d)	19,700,000	21,641,008
5.5% 12/20/28 to 12/15/38	6,424,957	7,200,067
6% 6/15/36 to 12/20/37	7,403,074	8,314,223
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
7% 1/15/28 to 11/15/32	$ 2,389,531	$ 2,719,599
7.5% 3/15/28 to 10/15/28	4,049	4,675
8% 7/15/17 to 11/15/17	501,034	552,661
8.5% 10/15/21	12,142	14,040
11% 7/20/19 to 8/20/19	958	1,141
TOTAL GINNIE MAE		753,004,998
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,759,467,370)		3,783,162,530
Asset-Backed Securities - 2.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7272% 4/25/35 (e)	1,113,822	718,464
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.9072% 3/25/34 (e)	406,631	304,571
Series 2005-HE2 Class M2, 0.7072% 4/25/35 (e)	100,056	96,904
Series 2006-OP1 Class M4, 0.6272% 4/25/36 (e)	70,657	283
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (e)	549,000	5,490
Series 2007-D1 Class D, 1.5863% 1/22/13 (b)(e)	7,316,000	109,740
Airspeed Ltd. Series 2007-1A Class C1, 2.7479% 6/15/32 (b)(e)	4,233,531	2,180,269
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (b)	2,773,471	2,788,203
Class A4, 3% 10/15/15 (b)	9,105,000	9,304,741
Series 2010-5 Class A4, 1.75% 3/15/16	7,090,000	7,178,772
Series 2011-1 Class A4, 2.23% 3/15/16	31,910,000	32,708,082
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (b)	13,770,000	14,017,680
Series 2011-1 Class A2, 2.15% 1/15/16	14,883,000	15,066,789
Series 2011-3 Class A2, 1.81% 5/15/16	15,410,000	15,500,953
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	13,060,000	13,062,978
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	1,026,000	1,027,001
Class E, 6.96% 3/8/16 (b)	2,233,886	2,236,360
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9572% 12/25/33 (e)	$ 69,691	$ 54,712
Series 2004-R2 Class M3, 0.8072% 4/25/34 (e)	109,017	34,659
Series 2005-R2 Class M1, 0.7072% 4/25/35 (e)	1,743,000	1,536,256
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0247% 3/25/34 (e)	40,480	27,430
Series 2004-W11 Class M2, 0.9572% 11/25/34 (e)	457,000	377,736
Series 2004-W7 Class M1, 0.8072% 5/25/34 (e)	1,310,000	945,498
Series 2006-W4 Class A2C, 0.4172% 5/25/36 (e)	1,099,976	284,577
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0822% 4/25/34 (e)	2,186,176	1,497,238
Series 2006-HE2 Class M1, 0.6272% 3/25/36 (e)	122,376	1,225
Axon Financial Funding Ltd. 0.9743% 4/4/17 (a)(b)(e)	6,174,000	1
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (b)	1,953,029	1,958,756
Class A4, 3.52% 6/15/16 (b)	30,100,000	30,681,731
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3822% 2/25/35 (e)	1,257,000	811,737
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	21,730,000	21,730,122
Series 2011-1 Class A4, 1.4% 8/20/14	20,280,000	20,408,275
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (e)	1,184,745	1,042,575
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	506,000	512,908
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	2,804,549	2,818,841
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	13,676,000	14,458,464
Capital Trust Ltd. Series 2004-1 Class A2, 0.7048% 7/20/39 (b)(e)	154,471	111,991
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	15,090,000	15,188,966
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5572% 7/25/36 (e)	931,000	39,531
Series 2006-NC4 Class M1, 0.5572% 10/25/36 (e)	195,000	2,455
Series 2007-RFC1 Class A3, 0.3972% 12/25/36 (e)	1,471,000	448,911
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	7,400,000	7,691,285
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	25,040,000	25,056,987
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	48,200,000	49,009,138
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3172% 6/25/47 (e)	$ 23,428	$ 23,102
Series 2007-4 Class A1A, 0.4596% 9/25/37 (e)	293,414	279,194
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	1,245,451	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2272% 4/25/34 (e)	131,909	64,693
Series 2004-4 Class M2, 1.0522% 6/25/34 (e)	496,195	215,395
Series 2005-3 Class MV1, 0.6772% 8/25/35 (e)	353,047	344,286
Series 2005-AB1 Class A2, 0.4672% 8/25/35 (e)	15,249	15,128
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (b)	179,897	180,192
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.715% 5/28/35 (e)	31,732	20,543
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4322% 8/25/34 (e)	160,000	93,025
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0822% 3/25/34 (e)	19,043	3,694
Ford Credit Auto Owner Trust:
Series 2007-A Class D, 7.05% 12/15/13 (b)	1,553,000	1,557,058
Series 2009-D:
Class A3, 2.17% 10/15/13	2,687,534	2,703,181
Class A4, 2.98% 8/15/14	5,800,000	5,946,973
Series 2010-B Class A3, 0.98% 10/15/14	14,330,000	14,364,591
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	14,820,000	14,863,737
Franklin Auto Trust Series 2007-1 Class C, 5.43% 2/16/15	535,000	535,134
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7472% 1/25/35 (e)	801,000	252,441
Class M4, 0.9372% 1/25/35 (e)	296,000	68,972
Series 2006-D Class M1, 0.4872% 11/25/36 (e)	102,445	511
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (b)(e)	2,392,000	1,196,000
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	1,183,347	1,088,679
GE Business Loan Trust:
Series 2003-1 Class A, 0.679% 4/15/31 (b)(e)	187,891	178,657
Series 2006-2A:
Class A, 0.429% 11/15/34 (b)(e)	1,773,785	1,467,807
Class B, 0.529% 11/15/34 (b)(e)	641,286	413,630
Class C, 0.629% 11/15/34 (b)(e)	1,063,715	526,539
Class D, 0.999% 11/15/34 (b)(e)	404,365	88,960
Asset-Backed Securities - continued
	Principal Amount	Value
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7581% 6/25/42 (e)	$ 485,817	$ 379,160
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(e)	389,375	108,019
Class M1, 0.9072% 6/25/34 (e)	2,313,000	1,423,284
Series 2007-HE1 Class M1, 0.5072% 3/25/47 (e)	931,000	38,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6572% 9/25/46 (b)(e)	179,643	95,331
Class C, 0.8072% 9/25/46 (b)(e)	1,245,000	163,929
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5772% 8/25/33 (e)	348,799	241,684
Series 2003-3 Class M1, 1.5472% 8/25/33 (e)	598,526	471,423
Series 2003-5 Class A2, 0.9572% 12/25/33 (e)	27,804	19,342
Series 2005-5 Class 2A2, 0.5072% 11/25/35 (e)	22,788	22,619
Series 2006-1 Class 2A3, 0.4822% 4/25/36 (e)	529,006	514,570
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	2,428,503	2,439,451
Series 2011-1 Class A4, 1.8% 4/17/17	10,400,000	10,585,905
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5448% 3/20/36 (e)	536,881	434,965
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4472% 1/25/37 (e)	1,292,000	432,741
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	3,037,926	3,051,856
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	8,830,000	9,036,394
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5572% 7/25/36 (e)	178,000	3,851
Series 2007-CH1:
Class AV4, 0.3872% 11/25/36 (e)	1,255,000	1,053,473
Class MV1, 0.4872% 11/25/36 (e)	1,020,000	499,028
Series 2007-CH3 Class M1, 0.5572% 3/25/37 (e)	499,000	56,213
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6902% 12/27/29 (e)	532,293	466,863
Series 2006-A Class 2C, 1.5102% 3/27/42 (e)	2,867,000	762,826
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3372% 6/25/34 (e)	71,348	43,935
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (b)	16,062	16,352
Class C, 5.691% 10/20/28 (b)	7,166	7,253
Class D, 6.01% 10/20/28 (b)	85,744	86,324
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5172% 10/25/36 (e)	$ 450,000	$ 13,388
Series 2007-HE1 Class M1, 0.5572% 5/25/37 (e)	641,000	16,748
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (b)	38,910,000	38,992,995
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0072% 7/25/34 (e)	149,309	93,777
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2322% 7/25/34 (e)	506,505	341,338
Series 2006-FM1 Class A2B, 0.3672% 4/25/37 (e)	1,524,085	1,090,941
Series 2006-OPT1 Class A1A, 0.5172% 6/25/35 (e)	2,607,978	1,866,851
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5972% 8/25/34 (e)	48,462	36,298
Series 2005-NC1 Class M1, 0.6972% 1/25/35 (e)	326,000	208,076
Series 2005-NC2 Class B1, 1.4272% 3/25/35 (e)	339,222	42,706
Series 2007-HE2 Class M1, 0.5072% 1/25/37 (e)	163,783	700
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (g)	10,188,500	891,494
Series 2006-3 Class AIO, 7.1% 1/25/12 (g)	35,670,119	267,526
Series 2006-4:
Class AIO, 6.35% 2/27/12 (g)	39,835,530	295,910
Class D, 1.3572% 5/25/32 (e)	2,193,000	4,661
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	50,293,000	1,408,204
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	37,116,000	1,325,037
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7672% 9/25/35 (e)	1,164,000	536,296
Series 2005-D Class M2, 0.7272% 2/25/36 (e)	704,000	69,756
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	8,720,000	8,790,186
Series 2011-A Class A4, 1.94% 9/15/17	21,550,000	22,070,314
Ocala Funding LLC:
Series 2005-1A Class A, 1.7548% 3/20/10 (a)(b)(e)	317,000	0
Series 2006-1A Class A, 1.6548% 3/20/11 (a)(b)(e)	962,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (e)	17,988	17,523
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (e)	55,926	53,952
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5072% 9/25/34 (e)	435,000	148,967
Class M4, 1.7072% 9/25/34 (e)	558,000	125,357
Series 2005-WCH1:
Class M2, 0.7772% 1/25/36 (e)	2,176,000	1,859,675
Class M3, 0.8172% 1/25/36 (e)	391,000	242,820
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M4, 1.0872% 1/25/36 (e)	$ 1,245,000	$ 480,762
Series 2005-WHQ2 Class M7, 1.5072% 5/25/35 (e)	1,204,972	8,838
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4872% 12/25/36 (e)	515,000	12,203
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0572% 4/25/33 (e)	4,173	3,377
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0522% 3/25/35 (e)	1,127,864	701,558
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9772% 1/25/36 (e)	10,858	34
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3947% 3/20/19 (FGIC Insured) (b)(e)	490,402	469,162
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2971% 6/15/33 (e)	1,043,000	502,721
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (b)	571,164	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9822% 9/25/34 (e)	36,785	14,395
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (b)	554,729	574,246
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1172% 9/25/34 (e)	115,176	75,754
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9409% 4/6/42 (b)(e)	2,347,822	70,435
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)	749,203	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)	6,399	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2183% 10/25/44 (b)(e)	1,459,789	642,307
TOTAL ASSET-BACKED SECURITIES (Cost $462,291,351)		476,353,986
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.8978% 1/25/34 (e)	1,275,017	1,094,423
Series 2004-1 Class 2A2, 2.7468% 10/25/34 (e)	1,120,630	951,151
Series 2004-A Class 2A2, 2.8465% 2/25/34 (e)	540,662	459,021
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (e)	118,750	100,218
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 2A2, 2.8579% 3/25/34 (e)	$ 773,241	$ 682,742
Series 2004-D Class 2A2, 2.8816% 5/25/34 (e)	1,412,077	1,215,189
Series 2004-G Class 2A7, 2.8232% 8/25/34 (e)	1,329,500	995,138
Series 2004-H Class 2A1, 2.7576% 9/25/34 (e)	1,160,761	952,314
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 4.2221% 10/25/36 (b)(e)(g)	19,946,075	1,116,980
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	10,473,318	10,475,030
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.8172% 1/25/35 (e)	1,692,483	1,192,725
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.7783% 2/25/37 (e)	937,445	838,506
Series 2007-A2 Class 2A1, 2.8024% 7/25/37 (e)	766,923	757,539
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2676% 8/25/34 (e)	548,487	538,833
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,937,000	406,770
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7502% 7/16/34 (b)(e)	22,677	22,650
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7757% 11/25/34 (e)	3,324,281	2,858,449
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (e)	621,651	547,061
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3548% 12/20/54 (e)	178,650	85,901
Series 2006-1A Class C2, 1.4548% 12/20/54 (b)(e)	5,526,000	2,624,850
Series 2006-2 Class C1, 1.1948% 12/20/54 (e)	4,563,000	2,167,425
Series 2006-3 Class C2, 0.7548% 12/20/54 (e)	922,000	437,950
Series 2006-4:
Class B1, 0.3448% 12/20/54 (e)	3,812,000	3,049,600
Class C1, 0.6348% 12/20/54 (e)	2,331,000	1,107,225
Class M1, 0.4248% 12/20/54 (e)	1,006,000	694,140
Series 2007-1:
Class 1C1, 0.8548% 12/20/54 (e)	1,847,000	877,325
Class 1M1, 0.5548% 12/20/54 (e)	1,238,000	854,220
Class 2C1, 1.2148% 12/20/54 (e)	842,000	399,950
Class 2M1, 0.7548% 12/20/54 (e)	1,589,000	1,096,410
Series 2007-2 Class 2C1, 0.6817% 12/17/54 (e)	2,199,000	1,044,525
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.8592% 1/20/44 (e)	365,737	230,597
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	$ 3,289,000	$ 3,445,820
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8352% 8/25/36 (e)	1,060,949	785,486
Series 2004-A3 Class 4A1, 2.7488% 7/25/34 (e)	635,951	606,334
Series 2004-A5 Class 2A1, 2.3661% 12/25/34 (e)	488,995	432,971
Series 2006-A2 Class 5A1, 2.7145% 11/25/33 (e)	1,356,320	1,215,912
Series 2007-A1 Class 1A1, 2.809% 7/25/35 (e)	2,464,845	2,139,876
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	857,013
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (e)	721,524	453,922
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (e)	1,332,390	866,226
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.419% 6/15/22 (b)(e)	153,000	143,820
Class C, 0.439% 6/15/22 (b)(e)	1,288,000	1,204,280
Class D, 0.449% 6/15/22 (b)(e)	496,000	461,280
Class E, 0.459% 6/15/22 (b)(e)	792,000	732,600
Class F, 0.489% 6/15/22 (b)(e)	1,268,000	1,160,220
Class G, 0.559% 6/15/22 (b)(e)	219,000	197,100
Class H, 0.579% 6/15/22 (b)(e)	595,000	529,550
Class J, 0.619% 6/15/22 (b)(e)	694,000	610,720
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6121% 8/25/34 (e)	865,123	782,454
Series 2005-A2 Class A7, 2.6206% 2/25/35 (e)	485,807	455,210
Series 2006-A6 Class A4, 2.7758% 10/25/33 (e)	579,435	509,815
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5472% 7/25/35 (e)	1,735,709	1,313,124
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5572% 3/25/37 (e)	2,543,000	100,191
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6593% 10/25/35 (e)	3,558,721	2,655,627
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5978% 7/10/35 (b)(e)	1,195,640	836,948
Class B6, 3.0978% 7/10/35 (b)(e)	1,116,953	703,457
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	775,045	818,297
Series 2004-SL3 Class A1, 7% 8/25/16	40,681	40,679
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7072% 6/25/33 (b)(e)	$ 281,783	$ 259,404
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	245,000	87,964
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (e)	29,304	19,518
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3214% 4/25/33 (e)	229,862	203,576
Series 2003-20 Class 1A1, 5.5% 7/25/33	180,548	182,467
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (e)	2,763,000	1,995,685
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.476% 8/25/33 (e)	427,874	411,418
Series 2005-AR14 Class 1A1, 2.5523% 12/25/35 (e)	1,271,921	1,225,611
Series 2005-AR3 Class A2, 2.5815% 3/25/35 (e)	1,193,569	972,525
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.7143% 12/25/34 (e)	2,669,680	2,540,759
Series 2004-H Class A1, 2.7287% 6/25/34 (e)	435,551	406,761
Series 2004-V Class 1A2, 2.7159% 10/25/34 (e)	1,140,530	1,028,873
Series 2004-W Class A9, 2.6198% 11/25/34 (e)	1,355,882	1,205,713
Series 2005-AR10 Class 2A2, 2.7102% 6/25/35 (e)	834,409	737,810
Series 2005-AR12:
Class 2A5, 2.7172% 7/25/35 (e)	10,063,044	8,786,875
Class 2A6, 2.7172% 7/25/35 (e)	1,700,279	1,464,755
Series 2005-AR2 Class 2A2, 2.7259% 3/25/35 (e)	2,176,569	1,784,598
Series 2005-AR3 Class 2A1, 2.7113% 3/25/35 (e)	1,399,883	1,196,756
TOTAL PRIVATE SPONSOR		88,444,857
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	151,147	162,555
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	505,082	540,836
Series 2004-86 Class KC, 4.5% 5/25/19	355,467	369,254
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	513,599	551,197
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 2363 Class PF, 6% 9/15/16	$ 667,488	$ 716,202
Series 2425 Class JH, 6% 3/15/17	533,168	575,928
TOTAL U.S. GOVERNMENT AGENCY		2,915,972
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,323,482)		91,360,829
Commercial Mortgage Securities - 5.9%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8296% 2/14/43 (e)	1,275,000	1,303,227
Class A3, 6.8796% 2/14/43 (e)	1,377,000	1,414,840
Class A6, 7.45% 2/14/43 (e)	2,029,000	2,078,855
Class PS1, 1.3848% 2/14/43 (e)(g)	4,761,379	68,940
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7126% 5/10/45 (e)	1,816,954	1,922,430
Series 2006-5:
Class A2, 5.317% 9/10/47	7,015,210	7,077,049
Class A3, 5.39% 9/10/47	2,418,000	2,491,657
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,650,386
Series 2007-4 Class A3, 5.7926% 2/10/51 (e)	1,729,000	1,816,544
Series 2006-6 Class E, 5.619% 10/10/45 (b)	1,002,000	178,178
Series 2007-2:
Class B, 5.8173% 4/10/49 (e)	824,000	264,593
Class C, 5.655% 4/10/49 (e)	2,198,000	548,765
Class D, 5.655% 4/10/49 (e)	1,100,000	119,517
Series 2007-3:
Class A3, 5.6235% 6/10/49 (e)	2,896,000	3,010,685
Class A4, 5.6235% 6/10/49 (e)	3,615,000	3,816,457
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	4,045,916
Series 2004-2:
Class A3, 4.05% 11/10/38	262,977	265,918
Class A4, 4.153% 11/10/38	2,199,000	2,280,985
Series 2005-1 Class A3, 4.877% 11/10/42	1,348,747	1,348,266
Series 2001-3 Class H, 6.562% 4/11/37 (b)	969,000	969,009
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	$ 434,000	$ 430,648
Class K, 6.15% 5/11/35 (b)	806,000	796,969
Series 2005-3 Series A3B, 5.09% 7/10/43 (e)	5,387,000	5,621,308
Banc of America Large Loan, Inc. floater:
2006-BIX1 Class J, 0.829% 10/15/19 (b)(e)	3,566,622	2,657,133
Series 2005-MIB1:
Class C, 0.559% 3/15/22 (b)(e)	745,000	718,925
Class D, 0.609% 3/15/22 (b)(e)	754,000	727,610
Class E, 0.649% 3/15/22 (b)(e)	623,000	601,195
Class F, 0.719% 3/15/22 (b)(e)	502,000	476,900
Class G, 0.779% 3/15/22 (b)(e)	5,066,000	4,711,380
Class H, 1.029% 3/15/22 (b)(e)	8,850,000	7,699,500
Series 2006-BIX1:
Class D, 0.459% 10/15/19 (b)(e)	1,271,281	1,214,074
Class E, 0.489% 10/15/19 (b)(e)	1,261,000	1,185,340
Class F, 0.559% 10/15/19 (b)(e)	2,713,000	2,523,090
Class G, 0.579% 10/15/19 (b)(e)	3,234,000	2,862,090
Class H, 0.619% 10/15/19 (b)(e)	6,167,000	5,211,115
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1072% 12/25/33 (b)(e)	38,209	26,914
Series 2004-1:
Class A, 0.6172% 4/25/34 (b)(e)	1,006,264	836,211
Class B, 2.1572% 4/25/34 (b)(e)	110,063	62,161
Class M1, 0.8172% 4/25/34 (b)(e)	88,013	62,405
Class M2, 1.4572% 4/25/34 (b)(e)	81,473	56,303
Series 2004-2:
Class A, 0.6872% 8/25/34 (b)(e)	800,801	655,947
Class M1, 0.8372% 8/25/34 (b)(e)	89,407	64,982
Series 2004-3:
Class A1, 0.6272% 1/25/35 (b)(e)	1,836,756	1,379,918
Class A2, 0.6772% 1/25/35 (b)(e)	257,232	180,347
Class M1, 0.7572% 1/25/35 (b)(e)	309,541	178,693
Class M2, 1.2572% 1/25/35 (b)(e)	140,750	68,183
Series 2005-2A:
Class A1, 0.5672% 8/25/35 (b)(e)	1,432,605	1,094,907
Class M1, 0.6872% 8/25/35 (b)(e)	67,543	38,888
Class M2, 0.7372% 8/25/35 (b)(e)	111,293	59,673
Class M3, 0.7572% 8/25/35 (b)(e)	61,787	32,661
Class M4, 0.8672% 8/25/35 (b)(e)	38,377	19,183
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2005-3A:
Class A1, 0.5772% 11/25/35 (b)(e)	$ 501,622	$ 374,949
Class A2, 0.6572% 11/25/35 (b)(e)	513,775	386,004
Class M2, 0.7472% 11/25/35 (b)(e)	50,707	28,650
Class M3, 0.7672% 11/25/35 (b)(e)	45,678	24,950
Class M4, 0.8572% 11/25/35 (b)(e)	56,574	27,355
Series 2005-4A:
Class A2, 0.6472% 1/25/36 (b)(e)	1,139,032	807,242
Class B1, 1.6572% 1/25/36 (b)(e)	66,377	11,753
Class M1, 0.7072% 1/25/36 (b)(e)	367,287	203,689
Class M2, 0.7272% 1/25/36 (b)(e)	74,342	37,799
Class M3, 0.7572% 1/25/36 (b)(e)	161,075	75,255
Class M4, 0.8672% 1/25/36 (b)(e)	60,182	26,501
Class M5, 0.9072% 1/25/36 (b)(e)	60,182	22,605
Class M6, 0.9572% 1/25/36 (b)(e)	63,722	17,507
Series 2006-1 Class A2, 0.6172% 4/25/36 (b)(e)	175,741	128,756
Series 2006-2A:
Class A1, 0.4872% 7/25/36 (b)(e)	3,338,835	2,458,955
Class A2, 0.5372% 7/25/36 (b)(e)	153,793	99,060
Class B3, 2.9572% 7/25/36 (b)(e)	58,859	10,134
Class M1, 0.5672% 7/25/36 (b)(e)	161,388	90,781
Class M2, 0.5872% 7/25/36 (b)(e)	76,897	39,481
Class M3, 0.6072% 7/25/36 (b)(e)	64,081	31,853
Class M5, 0.7272% 7/25/36 (b)(e)	53,163	22,308
Class M6, 0.7972% 7/25/36 (b)(e)	79,270	23,693
Series 2006-3A:
Class B1, 1.0572% 10/25/36 (b)(e)	76,815	5,110
Class M4, 0.6872% 10/25/36 (b)(e)	84,804	11,024
Class M5, 0.7372% 10/25/36 (b)(e)	101,396	10,647
Class M6, 0.8172% 10/25/36 (b)(e)	293,740	22,031
Series 2006-4A:
Class A1, 0.4872% 12/25/36 (b)(e)	655,449	418,308
Class A2, 0.5272% 12/25/36 (b)(e)	3,462,654	2,059,241
Class B1, 0.9572% 12/25/36 (b)(e)	18,007	2,047
Class B2, 1.5072% 12/25/36 (b)(e)	16,806	1,348
Class B3, 2.7072% 12/25/36 (b)(e)	128,075	5,180
Class M1, 0.5472% 12/25/36 (b)(e)	159,060	64,506
Class M2, 0.5672% 12/25/36 (b)(e)	105,640	38,595
Class M3, 0.5972% 12/25/36 (b)(e)	107,441	34,992
Class M4, 0.6572% 12/25/36 (b)(e)	128,449	34,419
Class M5, 0.6972% 12/25/36 (b)(e)	118,244	21,459
Class M6, 0.7772% 12/25/36 (b)(e)	105,640	14,847
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-1:
Class A2, 0.5272% 3/25/37 (b)(e)	$ 748,747	$ 411,811
Class B1, 0.9272% 3/25/37 (b)(e)	188,787	16,991
Class B2, 1.4072% 3/25/37 (b)(e)	135,670	7,462
Class B3, 3.6072% 3/25/37 (b)(e)	132,507	3,313
Class M1, 0.5272% 3/25/37 (b)(e)	166,388	59,900
Class M2, 0.5472% 3/25/37 (b)(e)	124,791	35,565
Class M3, 0.5772% 3/25/37 (b)(e)	51,836	11,404
Class M4, 0.6272% 3/25/37 (b)(e)	37,757	6,796
Class M5, 0.6772% 3/25/37 (b)(e)	138,230	20,735
Class M6, 0.7572% 3/25/37 (b)(e)	193,906	23,269
Series 2007-2A:
Class A1, 0.5272% 7/25/37 (b)(e)	1,434,081	763,188
Class A2, 0.5772% 7/25/37 (b)(e)	1,343,515	493,286
Class B1, 1.8572% 7/25/37 (b)(e)	363,011	15,627
Class B2, 2.5072% 7/25/37 (b)(e)	249,509	4,314
Class M1, 0.6272% 7/25/37 (b)(e)	411,662	73,332
Class M2, 0.6672% 7/25/37 (b)(e)	214,813	29,243
Class M3, 0.7472% 7/25/37 (b)(e)	217,058	25,798
Class M4, 0.9072% 7/25/37 (b)(e)	452,080	41,730
Class M5, 1.0072% 7/25/37 (b)(e)	399,686	30,595
Class M6, 1.2572% 7/25/37 (b)(e)	507,467	30,757
Series 2007-3:
Class A2, 0.5472% 7/25/37 (b)(e)	669,220	379,286
Class B1, 1.2072% 7/25/37 (b)(e)	300,664	25,178
Class B2, 1.8572% 7/25/37 (b)(e)	863,197	49,369
Class B3, 4.2572% 7/25/37 (b)(e)	219,354	5,929
Class M1, 0.5672% 7/25/37 (b)(e)	266,112	58,209
Class M2, 0.5972% 7/25/37 (b)(e)	283,691	53,218
Class M3, 0.6272% 7/25/37 (b)(e)	457,664	75,140
Class M4, 0.7572% 7/25/37 (b)(e)	803,186	120,410
Class M5, 0.8572% 7/25/37 (b)(e)	365,525	49,861
Class M6, 1.0572% 7/25/37 (b)(e)	277,629	29,615
Series 2007-4A:
Class B1, 2.8072% 9/25/37 (b)(e)	209,940	3,149
Class B2, 3.7072% 9/25/37 (b)(e)	151,602	1,516
Class M1, 1.2072% 9/25/37 (b)(e)	201,092	19,104
Class M2, 1.3072% 9/25/37 (b)(e)	201,092	15,082
Class M4, 1.8572% 9/25/37 (b)(e)	646,711	25,868
Class M5, 2.0072% 9/25/37 (b)(e)	646,711	19,401
Class M6, 2.2072% 9/25/37 (b)(e)	649,928	12,999
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(g)	$ 3,379,109	$ 118,269
Series 2007-5A, Class IO, 4.1484% 10/25/37 (b)(e)(g)	8,255,728	794,201
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.899% 3/15/19 (b)(e)	346,779	331,547
Class J, 1.099% 3/15/19 (b)(e)	332,000	284,151
Series 2007-BBA8:
Class D, 0.499% 3/15/22 (b)(e)	554,000	507,498
Class E, 0.549% 3/15/22 (b)(e)	2,884,000	2,621,732
Class F, 0.599% 3/15/22 (b)(e)	1,770,000	1,575,408
Class G, 0.649% 3/15/22 (b)(e)	364,000	319,869
Class H, 0.799% 3/15/22 (b)(e)	554,000	475,754
Class J, 0.949% 3/15/22 (b)(e)	554,000	436,974
sequential payer:
2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	10,399,980
Series 2003-PWR2 Class A3, 4.834% 5/11/39	168,604	169,322
Series 2004-PWR3 Class A3, 4.487% 2/11/41	565,227	577,308
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,784,000	10,555,547
Series 2007-PW16 Class A4, 5.7153% 6/11/40 (e)	2,484,000	2,669,729
Series 2007-PW18:
Class A2, 5.613% 6/11/50	548,682	567,553
Class A4, 5.7% 6/11/50	20,000,000	21,540,540
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,415,767
Series 2006-PW14 Class X2, 0.6503% 12/11/38 (b)(e)(g)	19,766,134	268,343
Series 2006-T22 Class A4, 5.5329% 4/12/38 (e)	217,000	242,515
Series 2006-T24 Class X2, 0.4418% 10/12/41 (b)(e)(g)	2,989,223	25,746
Series 2007-PW16:
Class B, 5.7153% 6/11/40 (b)(e)	277,000	125,944
Class C, 5.7153% 6/11/40 (b)(e)	231,000	76,230
Class D, 5.7153% 6/11/40 (b)(e)	231,000	57,750
Series 2007-PW18 Class X2, 0.315% 6/11/50 (b)(e)(g)	151,203,462	1,464,557
Series 2007-T28:
Class A1, 5.422% 9/11/42	7,071	7,068
Class X2, 0.1653% 9/11/42 (b)(e)(g)	65,663,656	461,156
C-BASS Trust floater Series 2006-SC1 Class A, 0.5272% 5/25/36 (b)(e)	624,817	444,888
Commercial Mortgage Securities - continued
	Principal Amount	Value
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (b)	$ 2,037,000	$ 2,111,962
Class XCL, 2.2133% 5/15/35 (b)(e)(g)	7,174,692	182,718
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (b)	1,494,886	1,500,895
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5578% 8/15/21 (b)(e)	284,814	280,632
Class G, 0.5778% 8/15/21 (b)(e)	462,000	447,856
Class H, 0.6178% 8/15/21 (b)(e)	368,000	340,746
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	2,583,155	2,427,479
Series 2007-C6:
Class A1, 5.622% 12/10/49 (e)	4,132,032	4,130,685
Class A2, 5.6972% 12/10/49 (e)	2,250,000	2,274,291
Class A4, 5.6972% 12/10/49 (e)	6,296,000	6,819,613
Series 2007-FL3A Class A2, 0.389% 4/15/22 (b)(e)	3,443,000	3,242,662
Series 2008-C7 Class A2B, 6.072% 12/10/49 (e)	1,734,000	1,786,454
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A3, 5.607% 10/15/48	6,300,000	6,655,118
Series 2007-CD4 Class A4, 5.322% 12/11/49	29,121,000	30,107,823
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,790,222
Class C, 5.476% 12/11/49	3,265,000	444,804
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8157% 5/15/46 (e)	1,734,000	1,810,830
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	416,160
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.799% 4/15/17 (b)(e)	65,471	58,343
Class H, 0.869% 4/15/17 (b)(e)	140,000	114,957
Class J, 1.099% 4/15/17 (b)(e)	108,000	77,760
Series 2005-FL11:
Class C, 0.549% 11/15/17 (b)(e)	1,323,234	1,204,143
Class D, 0.589% 11/15/17 (b)(e)	68,839	61,955
Class E, 0.639% 11/15/17 (b)(e)	244,095	217,245
Class F, 0.699% 11/15/17 (b)(e)	151,645	133,447
Class G, 0.749% 11/15/17 (b)(e)	105,420	91,715
Series 2006-CN2A:
Class A2FL, 0.4675% 2/5/19 (b)(e)	4,120,000	3,896,173
Class AJFL, 0.5075% 2/5/19 (e)	1,890,000	1,831,068
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2006-FL12 Class AJ, 0.379% 12/15/20 (b)(e)	$ 2,471,000	$ 2,241,130
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (e)	17,073	17,133
Series 2006-C8:
Class A3, 5.31% 12/10/46	4,941,000	5,109,602
Class A4, 5.306% 12/10/46	9,370,000	10,005,708
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (b)	3,071,000	2,983,148
Class AJFX, 5.478% 2/5/19 (b)	8,710,000	8,647,088
Series 2007-C9 Class A4, 5.8137% 12/10/49 (e)	3,836,000	4,195,360
Series 2006-C8 Class XP, 0.4626% 12/10/46 (e)(g)	15,182,900	146,849
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (e)	9,352,954	9,356,667
Class A3, 5.542% 1/15/49 (e)	3,468,000	3,545,319
Series 2007-C3 Class A4, 5.7135% 6/15/39 (e)	51,983,000	53,718,556
Series 2006-C4 Class AAB, 5.439% 9/15/39	6,371,466	6,511,983
Series 2006-C5 Class ASP, 0.6678% 12/15/39 (e)(g)	10,566,942	134,380
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	19,378,000	19,939,943
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.599% 4/15/22 (b)(e)	6,186,000	4,453,920
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2002-CP5 Class A1, 4.106% 12/15/35	36,475	36,553
Series 2004-C1:
Class A3, 4.321% 1/15/37	124,690	125,325
Class A4, 4.75% 1/15/37	807,000	846,278
Series 2001-CK6 Class AX, 0.7797% 8/15/36 (e)(g)	1,038,468	2,009
Series 2001-CKN5 Class AX, 1.7172% 9/15/34 (b)(e)(g)	2,934,541	4,739
Series 2006-C1 Class A3, 5.4197% 2/15/39 (e)	6,429,803	6,783,095
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.399% 2/15/22 (b)(e)	656,000	551,040
Class C:
0.419% 2/15/22 (b)(e)	1,521,000	1,224,810
0.519% 2/15/22 (b)(e)	543,000	406,768
Class F, 0.569% 2/15/22 (b)(e)	1,086,000	792,676
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.3867% 2/15/40 (e)(g)	$ 27,085,393	$ 226,949
Class B, 5.487% 2/15/40 (b)(e)	2,651,000	397,650
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	1,141,000	1,138,062
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	41,396,000	42,634,403
Series 2001-1 Class X1, 1.2539% 5/15/33 (b)(e)(g)	2,142,426	19,089
Series 2007-C1 Class XP, 0.192% 12/10/49 (e)(g)	22,841,532	112,654
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.578% 12/10/41 (e)(g)	12,229,967	294
Series 2005-C1 Class X2, 0.5531% 5/10/43 (e)(g)	6,329,526	19,463
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (b)(e)	652,000	627,600
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	3,468,000	3,556,819
Series 2007-GG9 Class A4, 5.444% 3/10/39	16,142,000	17,039,899
Series 2005-GG3 Class XP, 0.6577% 8/10/42 (b)(e)(g)	22,134,277	32,006
Series 2006-GG7:
Class A3, 5.8769% 7/10/38 (e)	4,571,000	4,568,925
Class A4, 5.8769% 7/10/38 (e)	13,274,000	14,548,676
Series 2007-GG11 Class A1, 0.2869% 12/10/49 (b)(e)(g)	36,787,112	257,510
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6175% 6/6/20 (b)(e)	393,042	368,509
Class F, 0.6875% 6/6/20 (b)(e)	681,000	631,888
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (b)(e)	1,781,000	1,712,011
Class D, 2.3636% 3/6/20 (b)(e)	7,692,000	7,355,583
Class F, 2.8433% 3/6/20 (b)(e)	146,000	139,761
Class G, 3.0177% 3/6/20 (b)(e)	74,000	70,845
Class H, 3.5846% 3/6/20 (b)(e)	446,000	428,768
Class J, 4.4568% 3/6/20 (b)(e)	639,000	619,104
sequential payer:
Series 2004-GG2 Class A4, 4.964% 8/10/38	462,336	464,455
Series 2005-GG4 Class A3, 4.607% 7/10/39	9,600,000	9,641,875
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
Series 2005-GG4 Class XP, 0.7107% 7/10/39 (b)(e)(g)	$ 28,590,112	$ 107,956
Series 2006-GG6:
Class A2, 5.506% 4/10/38	5,557,181	5,601,160
Class A3, 5.5597% 4/10/38 (e)	20,000,000	21,403,020
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	3,101,584	3,117,092
Class A4, 5.56% 11/10/39 (e)	34,187,000	36,767,332
Series 2007-GG10 Class A2, 5.778% 8/10/45	788,951	802,751
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.419% 11/15/18 (b)(e)	983,813	895,270
Class C, 0.459% 11/15/18 (b)(e)	698,733	621,873
Class D, 0.479% 11/15/18 (b)(e)	155,176	135,003
Class E, 0.529% 11/15/18 (b)(e)	283,750	238,350
Class F, 0.579% 11/15/18 (b)(e)	425,181	352,900
Class G, 0.609% 11/15/18 (b)(e)	369,761	295,809
Class H, 0.749% 11/15/18 (b)(e)	283,814	215,698
sequential payer:
Series 2006-CB14 Class A3B, 5.4927% 12/12/44 (e)	4,261,003	4,410,432
Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,725,000	2,990,557
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	690,666	710,321
Class A3, 5.336% 5/15/47	10,293,000	10,694,489
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,100,000	10,685,921
Series 2007-CB19 Class A4, 5.7385% 2/12/49 (e)	16,081,000	17,121,666
Series 2007-CB20 Class A4, 5.794% 2/12/51	43,296,000	46,587,622
Series 2007-LD11:
Class A2, 5.8017% 6/15/49 (e)	4,853,307	4,915,715
Class A4, 5.8167% 6/15/49 (e)	60,756,000	63,362,432
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	3,920,000	3,944,022
Class A3, 5.42% 1/15/49	17,230,000	18,193,553
Series 2005-CB13 Class E, 5.3476% 1/12/43 (b)(e)	877,000	34,533
Series 2006-CB17 Class A3, 5.45% 12/12/43	485,166	489,036
Series 2007-CB18 Class A1, 5.32% 6/12/47 (e)	2,184	2,183
Series 2007-CB19:
Class B, 5.7385% 2/12/49 (e)	148,000	53,732
Class C, 5.7385% 2/12/49 (e)	388,000	117,604
Class D, 5.7385% 2/12/49 (e)	407,000	91,354
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (e)	$ 331,000	$ 44,536
Class CS, 5.466% 1/15/49 (e)	143,000	17,350
Class ES, 5.5379% 1/15/49 (b)(e)	896,000	47,846
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	65,849	65,867
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.942% 7/15/44 (e)	1,403,000	1,522,369
Series 1998-C1 Class D, 6.98% 2/18/30	319,233	325,820
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	235,031	237,580
Series 2006-C6 Class A2, 5.262% 9/15/39 (e)	216,029	216,176
Series 2006-C7:
Class A2, 5.3% 11/15/38	1,211,893	1,213,998
Class A3, 5.347% 11/15/38	3,172,000	3,401,266
Series 2007-C1 Class A4, 5.424% 2/15/40	20,427,000	21,953,122
Series 2007-C2 Class A3, 5.43% 2/15/40	4,646,000	4,879,801
Series 2001-C3 Class B, 6.512% 6/15/36	481,097	484,025
Series 2005-C3 Class XCP, 0.7121% 7/15/40 (e)(g)	3,944,883	14,091
Series 2006-C6 Class XCP, 0.6749% 9/15/39 (e)(g)	7,393,961	92,506
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (e)(g)	2,977,759	26,556
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	3,957,000	4,235,680
Series 2007-C7:
Class A3, 5.866% 9/15/45	26,850,000	28,753,558
Class XCP, 0.2822% 9/15/45 (e)(g)	126,724,716	1,008,602
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.479% 9/15/21 (b)(e)	555,142	488,525
Class E, 0.539% 9/15/21 (b)(e)	2,003,583	1,743,117
Class F, 0.589% 9/15/21 (b)(e)	4,709,782	4,050,413
Class G, 0.609% 9/15/21 (b)(e)	8,942,386	7,064,485
Class H, 0.649% 9/15/21 (b)(e)	492,207	369,155
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	3,078,000	3,081,924
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	2,129,592	2,128,351
Series 2005-CKI1 Class A3, 5.2202% 11/12/37 (e)	1,175,427	1,188,067
Series 2005-LC1 Class F, 5.3796% 1/12/44 (b)(e)	1,509,000	762,816
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-C1 Class A2, 5.6206% 5/12/39 (e)	$ 1,678,952	$ 1,722,148
Series 2007-C1:
Class A3, 5.8279% 6/12/50 (e)	7,212,000	7,485,227
Class A4, 5.8279% 6/12/50 (e)	6,564,000	7,094,765
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	3,973,586
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.363% 12/12/49 (e)	342,399	340,911
sequential payer:
Series 2006-1 CLass A3, 5.4769% 2/12/39 (e)	1,845,000	1,876,690
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	1,490,000	1,576,149
Series 2007-5:
Class A3, 5.364% 8/12/48	676,000	698,782
Class A4, 5.378% 8/12/48	44,314,000	45,541,498
Class B, 5.479% 8/12/48	5,202,000	1,852,999
Series 2007-6:
Class A1, 5.175% 3/12/51	6,145	6,140
Class A2, 5.331% 3/12/51	20,000,000	20,101,100
Class A4, 5.485% 3/12/51 (e)	24,350,000	25,002,215
Series 2007-7 Class A4, 5.7419% 6/12/50 (e)	6,069,000	6,324,201
Series 2007-9:
Class A2, 5.59% 9/12/49	7,263,792	7,379,018
Class A4, 5.7% 9/12/49	185,000	193,930
Class ASB, 5.644% 9/12/49	12,500,000	13,191,513
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	7,181,266	7,530,167
Series 2006-4 Class XP, 0.6162% 12/12/49 (e)(g)	26,091,252	454,405
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,734,000	534,206
Series 2007-7 Class B, 5.7419% 6/12/50 (e)	1,295,000	194,250
Series 2007-8 Class A3, 5.966% 8/12/49 (e)	1,496,000	1,610,855
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (b)(e)	291,739	172,126
Series 2007-XCLA Class A1, 0.449% 7/17/17 (b)(e)	227,025	208,863
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (b)(e)	6,487,000	5,993,696
Class D, 0.439% 10/15/20 (b)(e)	4,105,000	3,731,260
Class E, 0.499% 10/15/20 (b)(e)	8,181,000	7,354,351
Class F, 0.549% 10/15/20 (b)(e)	9,173,000	7,879,194
Class G, 0.589% 10/15/20 (b)(e)	505,000	428,722
Class H, 0.679% 10/15/20 (b)(e)	318,000	238,168
Class J, 0.829% 10/15/20 (b)(e)	186,032	111,425
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MHRO, 0.939% 10/15/20 (b)(e)	$ 473,997	$ 388,677
Class NHRO, 1.139% 10/15/20 (b)(e)	721,337	577,069
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,844,833	1,868,744
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	7,959,000	8,292,753
Series 2007-IQ13 Class A1, 5.05% 3/15/44	40,583	40,565
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,680,000	10,527,697
Series 2007-T25 Class A1, 5.391% 11/12/49	83,119	83,059
Series 2007-T27 Class A4, 5.6407% 6/11/42 (e)	3,492,000	3,926,943
Series 2003-IQ6 Class X2, 0.5872% 12/15/41 (b)(e)(g)	10,261,254	164
Series 2005-IQ9 Class X2, 1.0813% 7/15/56 (b)(e)(g)	15,434,319	31,316
Series 2006-HQ10 Class X2, 0.4922% 11/12/41 (b)(e)(g)	7,697,200	41,880
Series 2006-HQ8 Class A3, 5.4703% 3/12/44 (e)	812,729	817,775
Series 2006-IQ11:
Class A3, 5.6935% 10/15/42 (e)	1,853,568	1,907,587
Class A4, 5.7295% 10/15/42 (e)	520,000	577,823
Series 2006-T23 Class A3, 5.8123% 8/12/41 (e)	885,000	898,773
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (e)	2,601,000	2,711,152
Class AAB, 5.654% 4/15/49	4,940,000	5,224,658
Class B, 5.7222% 4/15/49 (e)	426,000	89,259
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	3,124,674	3,255,285
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	102,368	102,504
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5233% 9/15/21 (b)(e)	1,481,000	1,122,576
Class F, 0.5833% 9/15/21 (b)(e)	1,532,000	1,089,229
Class G, 0.6033% 9/15/21 (b)(e)	1,452,000	988,790
Class J, 0.8433% 9/15/21 (b)(e)	323,000	197,348
Series 2007-WHL8:
Class AP1, 0.949% 6/15/20 (b)(e)	93,624	84,262
Class AP2, 1.049% 6/15/20 (b)(e)	157,378	138,492
Class F, 0.729% 6/15/20 (b)(e)	3,844,000	2,498,600
Class LXR1, 0.949% 6/15/20 (b)(e)	212,473	172,103
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	$ 1,974,809	$ 1,984,195
Series 2003-C8 Class A3, 4.445% 11/15/35	6,366,085	6,385,935
Series 2006-C29:
Class A3, 5.313% 11/15/48	4,606,000	4,744,984
Class A4, 5.308% 11/15/48	12,000,000	12,957,300
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,489,000	1,502,148
Class A4, 5.305% 12/15/43	510,000	526,239
Class A5, 5.342% 12/15/43	33,890,000	34,887,179
Series 2007-C31 Class A4, 5.509% 4/15/47	24,011,309	24,920,209
Series 2007-C32:
Class A2, 5.7374% 6/15/49 (e)	1,837,060	1,872,422
Class A3, 5.7424% 6/15/49 (e)	28,312,000	29,321,011
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(e)	824,000	808,832
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,602,469
Series 2005-C22:
Class B, 5.3591% 12/15/44 (e)	3,845,000	2,776,363
Class F, 5.3591% 12/15/44 (b)(e)	2,892,000	1,102,263
Series 2007-C30:
Class C, 5.483% 12/15/43 (e)	5,202,000	2,231,934
Class D, 5.513% 12/15/43 (e)	2,774,000	854,902
Class XP, 0.437% 12/15/43 (b)(e)(g)	15,510,552	169,654
Series 2007-C31 Class C, 5.6857% 4/15/47 (e)	4,147,000	775,074
Series 2007-C31A Class A2, 5.421% 4/15/47	13,827,437	14,142,841
Series 2007-C32:
Class D, 5.7424% 6/15/49 (e)	1,303,000	412,921
Class E, 5.7424% 6/15/49 (e)	2,054,000	512,884
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.899% 2/15/51 (e)	19,402,500	20,577,574
Class A5, 5.899% 2/15/51 (e)	12,818,000	13,263,028
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,038,968,153)		1,229,221,325
Municipal Securities - 0.2%
	Principal Amount	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (e)	$ 5,700,000	$ 5,808,642
California Gen. Oblig.:
5.25% 4/1/14	9,500,000	10,174,500
7.5% 4/1/34	5,940,000	6,964,353
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	9,780,000	10,106,261
Series 2011:
5.665% 3/1/18	10,820,000	11,433,169
5.877% 3/1/19	9,115,000	9,670,833
TOTAL MUNICIPAL SECURITIES (Cost $50,780,991)		54,157,758
Foreign Government and Government Agency Obligations - 0.3%

Brazilian Federative Republic 5.625% 1/7/41	10,570,000	11,970,525
Chilean Republic:
3.25% 9/14/21	23,400,000	23,458,500
7.125% 1/11/12	2,128,000	2,142,364
United Mexican States 6.05% 1/11/40	14,700,000	17,382,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $52,356,090)		54,954,139
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $512,059)	528,000	553,707
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $6,893,186)	6,320,000	7,033,547
Fixed-Income Funds - 26.2%
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (f)	48,893,919	$ 5,267,341,900
Fidelity Specialized High Income Central Fund (f)	1,992,949	196,664,203
TOTAL FIXED-INCOME FUNDS (Cost $5,211,390,404)		5,464,006,103
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (c)(e) (Cost $838,265)	$ 1,468,000	1,024,095
Cash Equivalents - 5.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,133,411,000)	$ 1,133,415,356	1,133,411,000
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $21,088,197,374)		22,288,094,761
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(1,403,652,849)
NET ASSETS - 100%		$ 20,884,441,912
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 12/1/26	$ (18,700,000)	$ (19,429,597)
3.5% 12/1/26	(13,300,000)	(13,818,911)
3.5% 12/1/26	(32,000,000)	(33,248,509)
4% 12/1/26	(18,900,000)	(19,839,638)
4% 12/1/26	(17,100,000)	(17,950,149)
4% 12/1/41	(123,000,000)	(128,128,079)
4.5% 12/1/41	(1,500,000)	(1,585,705)
4.5% 12/1/41	(3,400,000)	(3,594,264)
4.5% 12/1/41	(1,300,000)	(1,374,277)
5% 12/1/41	(14,500,000)	(15,583,151)
5% 12/1/41	(20,000,000)	(21,494,002)
5.5% 12/1/41	(5,600,000)	(6,078,486)
5.5% 12/1/41	(2,600,000)	(2,822,154)
6% 12/1/41	(68,800,000)	(75,410,951)
6% 12/1/41	(68,800,000)	(75,410,951)
6% 12/1/41	(22,700,000)	(24,881,229)
6% 12/1/41	(18,400,000)	(20,168,045)
6% 12/1/41	(18,400,000)	(20,168,045)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(500,986,143)
Freddie Mac
4% 12/1/41	(1,000,000)	(1,039,895)
4% 12/1/41	(70,000,000)	(72,792,636)
4.5% 12/1/41	(400,000)	(421,120)
4.5% 12/1/41	(4,500,000)	(4,737,602)
5.5% 12/1/41	(14,000,000)	(15,113,090)
5.5% 12/1/41	(3,000,000)	(3,238,519)
5.5% 12/1/41	(3,000,000)	(3,238,519)
TOTAL FREDDIE MAC		(100,581,381)
Ginnie Mae
3.5% 12/1/41	(32,900,000)	(34,101,314)
4% 12/1/41	(55,100,000)	(58,748,887)
4% 12/1/41	(5,500,000)	(5,864,227)
4% 12/1/41	(49,600,000)	(52,884,661)
4% 12/1/41	(2,900,000)	(3,092,047)
4% 12/1/41	(49,600,000)	(52,884,661)
4% 12/1/41	(5,500,000)	(5,864,227)
4% 12/1/41	(2,000,000)	(2,132,446)
4% 12/1/41	(3,000,000)	(3,198,669)
TBA Sale Commitments - continued
	Principal Amount	Value
Ginnie Mae - continued
4% 1/1/42	$ (900,000)	$ (956,999)
4.5% 12/1/41	(800,000)	(869,209)
4.5% 12/1/41	(8,500,000)	(9,235,347)
4.5% 12/1/41	(2,300,000)	(2,498,976)
4.5% 1/1/42	(300,000)	(325,285)
5% 12/1/41	(19,700,000)	(21,682,561)
5% 12/1/41	(19,700,000)	(21,682,561)
5% 1/1/42	(2,300,000)	(2,526,615)
5.5% 12/1/41	(1,500,000)	(1,675,979)
TOTAL GINNIE MAE		(280,224,671)
TOTAL TBA SALE COMMITMENTS (Proceeds $880,184,167)		$ (881,792,195)
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 325,000,000	$ 2,989,350
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $827,854,456 or 4.0% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,133,411,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 99,797,273
ING Financial Markets LLC	339,310,728
Mizuho Securities USA, Inc.	680,548,140
RBC Capital Markets Corp.	13,754,859
$ 1,133,411,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Mortgage Backed Securities Central Fund	$ 41,808,513
Fidelity Specialized High Income Central Fund	3,248,865
Total	$ 45,057,378
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 5,244,512,062	$ 41,808,516	$ -	$ 5,267,341,900	41.0%
Fidelity Specialized High Income Central Fund	193,376,114	3,248,865	-	196,664,203	47.1%
Total	$ 5,437,888,176	$ 45,057,381	$ -	$ 5,464,006,103
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,507,258,157	$ -	$ 4,507,258,157	$ -
U.S. Government and Government Agency Obligations	5,485,597,585	-	5,485,597,585	-
U.S. Government Agency - Mortgage Securities	3,783,162,530	-	3,783,162,530	-
Asset-Backed Securities	476,353,986	-	459,383,358	16,970,628
Collateralized Mortgage Obligations	91,360,829	-	89,648,924	1,711,905
Commercial Mortgage Securities	1,229,221,325	-	1,165,895,940	63,325,385
Municipal Securities	54,157,758	-	54,157,758	-
Foreign Government and Government Agency Obligations	54,954,139	-	54,954,139	-
Supranational Obligations	553,707	-	553,707	-
Bank Notes	7,033,547	-	7,033,547	-
Fixed-Income Funds	5,464,006,103	5,464,006,103	-	-
Preferred Securities	1,024,095	-	1,024,095	-
Cash Equivalents	1,133,411,000	-	1,133,411,000	-
Total Investments in Securities:	$ 22,288,094,761	$ 5,464,006,103	$ 16,742,080,740	$ 82,007,918
Derivative Instruments:
Assets
Swap Agreements	$ 2,989,350	$ -	$ 2,989,350	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (881,792,195)	$ -	$ (881,792,195)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 84,732,597
Total Realized Gain (Loss)	690,291
Total Unrealized Gain (Loss)	(5,137,466)
Cost of Purchases	12,741
Proceeds of Sales	(2,319,440)
Amortization/Accretion	(60,594)
Transfers in to Level 3	10,688,991
Transfers out of Level 3	(6,599,202)
Ending Balance	$ 82,007,918
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (5,213,439)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $21,012,546,429. Net unrealized appreciation aggregated $1,275,548,332, of which $1,347,304,968 related to appreciated investment securities and $71,756,636 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Short-Term Bond Fund -
Short-Term Bond
Class F

November 30, 2011

1.813036.107

STP-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 6,814	$ 7,402
Automobiles - 0.3%
Daimler Finance North America LLC:
1.875% 9/15/14 (c)	8,785	8,649
1.95% 3/28/14 (c)	16,316	16,149
		24,798
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,643
Media - 0.9%
COX Communications, Inc. 7.125% 10/1/12	18,400	19,349
NBCUniversal Media LLC:
2.875% 4/1/16	8,800	8,947
3.65% 4/30/15	7,820	8,199
News America, Inc. 5.3% 12/15/14	9,474	10,404
Time Warner Cable, Inc. 5.4% 7/2/12	20,680	21,187
Time Warner, Inc. 3.15% 7/15/15	11,388	11,779
		79,865
Multiline Retail - 0.0%
Target Corp. 1.125% 7/18/14	4,126	4,154
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	6,373	6,673
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp. 1.245% 8/23/13 (g)	5,238	5,238
TOTAL CONSUMER DISCRETIONARY		133,773
CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.0881% 3/26/13 (g)	1,469	1,476
1.5% 7/14/14	12,500	12,591
2.5% 3/26/13	17,822	18,178
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	8,628	8,656
Diageo Finance BV 5.5% 4/1/13	8,519	9,033
FBG Finance Ltd. 5.125% 6/15/15 (c)	6,866	7,483
The Coca-Cola Co. 3.625% 3/15/14	590	627
		58,044
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,859
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.5%
Cargill, Inc. 5.2% 1/22/13 (c)	$ 2,175	$ 2,273
General Mills, Inc. 1.55% 5/16/14	9,300	9,368
Kraft Foods, Inc. 2.625% 5/8/13	27,534	28,103
		39,744
Household Products - 0.2%
Procter & Gamble Co. 0.7% 8/15/14	18,080	18,154
Tobacco - 0.3%
Altria Group, Inc.:
4.125% 9/11/15	19,900	21,505
8.5% 11/10/13	8,000	9,077
		30,582
TOTAL CONSUMER STAPLES		156,383
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	418
Oil, Gas & Consumable Fuels - 1.7%
BG Energy Capital PLC 2.875% 10/15/16 (c)	8,959	9,105
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,329
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,158
Enterprise Products Operating LP:
4.6% 8/1/12	9,289	9,446
5.65% 4/1/13	8,773	9,215
7.625% 2/15/12	4,206	4,252
Gazstream SA 5.625% 7/22/13 (c)	3,443	3,512
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	8,710	8,811
Marathon Petroleum Corp. 3.5% 3/1/16	7,520	7,530
NGPL PipeCo LLC 6.514% 12/15/12 (c)	6,699	6,766
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	8,216	8,335
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,407
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (c)	3,544	3,610
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	8,777	9,288
Southeast Supply Header LLC 4.85% 8/15/14 (c)	10,282	10,967
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,193
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total Capital Canada Ltd. 1.625% 1/28/14	$ 8,680	$ 8,844
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,514
		151,282
TOTAL ENERGY		151,700
FINANCIALS - 17.3%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	10,300	9,692
3.7% 8/1/15	13,094	12,630
5.25% 10/15/13	26,483	26,923
HSBC Bank PLC 3.1% 5/24/16 (c)	8,670	8,628
JPMorgan Chase & Co. 1.2156% 1/24/14 (g)	23,000	22,708
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,550
Morgan Stanley:
2.875% 1/24/14	8,670	8,159
2.875% 7/28/14	10,008	9,274
4.2% 11/20/14	4,995	4,748
6% 5/13/14	12,430	12,358
Royal Bank of Scotland PLC 4.875% 8/25/14 (c)	16,500	16,182
State Street Corp. 4.3% 5/30/14	9,030	9,673
The Bank of New York Mellon Corp.:
1.7% 11/24/14	8,790	8,806
4.3% 5/15/14	12,445	13,323
UBS AG Stamford Branch:
1.4247% 1/28/14 (g)	6,500	6,322
2.25% 1/28/14	16,500	16,168
		190,144
Commercial Banks - 6.4%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	8,540	8,598
Bank of Montreal:
0.8981% 4/29/14 (g)	8,000	7,976
2.125% 6/28/13	15,550	15,875
Bank of Nova Scotia 2.25% 1/22/13	24,370	24,712
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (c)	13,006	13,177
Barclays Bank PLC 2.375% 1/13/14	22,100	21,582
Canadian Imperial Bank of Commerce 1.45% 9/13/13	13,791	13,777
Commonwealth Bank of Australia 2.125% 3/17/14 (c)	15,350	15,312
Credit Suisse New York Branch 2.2% 1/14/14	31,458	30,981
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Danske Bank A/S 1.4508% 4/14/14 (c)(g)	$ 12,690	$ 12,213
DBS Bank Ltd. (Singapore) 0.6806% 5/16/17 (c)(g)	1,144	1,121
Fifth Third Bancorp 3.625% 1/25/16	4,799	4,810
Fifth Third Bank 0.5756% 5/17/13 (g)	6,500	6,348
ING Bank NV:
2% 10/18/13 (c)	5,000	4,887
2.65% 1/14/13 (c)	14,190	14,158
KeyBank NA 5.8% 7/1/14	9,435	10,073
Manufacturers & Traders Trust Co. 1.8721% 4/1/13 (g)	8,485	8,469
Nordea Bank AB 1.75% 10/4/13 (c)	12,260	12,084
PNC Funding Corp.:
3% 5/19/14	8,490	8,861
3.625% 2/8/15	8,119	8,474
Rabobank (Netherlands) NV 1.85% 1/10/14	34,061	34,195
Regions Financial Corp. 4.875% 4/26/13	7,700	7,508
Royal Bank of Canada:
0.7031% 4/17/14 (g)	8,000	7,926
1.125% 1/15/14	10,316	10,322
1.45% 10/30/14	11,000	10,986
Royal Bank of Scotland PLC 1.5% 3/30/12 (c)	17,050	17,097
Santander US Debt SA Unipersonal 2.485% 1/18/13 (c)	13,200	12,787
Sumitomo Mitsui Banking Corp. 1.95% 1/14/14 (c)	18,000	18,188
SunTrust Banks, Inc. 3.6% 4/15/16	7,229	7,247
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	30,266	30,633
The Toronto Dominion Bank:
0.8875% 11/1/13 (g)	10,100	10,131
1.375% 7/14/14	22,000	22,146
U.S. Bancorp:
1.375% 9/13/13	7,189	7,235
4.2% 5/15/14	8,510	9,098
Union Bank NA 2.125% 12/16/13	21,794	21,996
Wachovia Bank NA 0.8117% 11/3/14 (g)	13,000	12,374
Wells Fargo & Co.:
3.625% 4/15/15	17,400	18,178
3.75% 10/1/14	12,527	13,247
4.375% 1/31/13	22,251	23,029
Westpac Banking Corp.:
1.0986% 3/31/14 (c)(g)	8,700	8,724
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.: - continued
1.85% 12/9/13	$ 10,339	$ 10,413
2.1% 8/2/13	3,181	3,203
		560,151
Consumer Finance - 3.0%
American Express Credit Corp.:
1.2081% 6/24/14 (g)	21,521	21,065
2.75% 9/15/15	19,750	19,549
American Honda Finance Corp.:
1.625% 9/20/13 (c)	8,190	8,190
2.375% 3/18/13 (c)	3,000	3,045
Capital One Financial Corp.:
2.125% 7/15/14	18,863	18,579
7.375% 5/23/14	13,000	14,214
Caterpillar Financial Services Corp.:
1.375% 5/20/14	20,600	20,894
2% 4/5/13	5,668	5,772
General Electric Capital Corp.:
1.875% 9/16/13	36,209	36,505
2.1% 1/7/14	33,435	33,642
2.25% 11/9/15	4,902	4,853
2.95% 5/9/16	1,460	1,461
3.5% 6/29/15	3,508	3,621
5.4% 9/20/13	42,756	45,615
HSBC Finance Corp. 5.9% 6/19/12	6,125	6,255
John Deere Capital Corp.:
0.7878% 10/4/13 (g)	5,180	5,189
1.875% 6/17/13	12,414	12,642
		261,091
Diversified Financial Services - 3.6%
BB&T Corp.:
2.05% 4/28/14	15,000	15,188
3.2% 3/15/16	5,000	5,164
BNP Paribas 2.125% 12/21/12	11,280	11,005
BP Capital Markets PLC:
0.9368% 3/11/14 (g)	8,500	8,488
2.248% 11/1/16	9,110	9,077
3.125% 3/10/12	8,461	8,514
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
1.3021% 4/1/14 (g)	$ 8,500	$ 8,180
1.8475% 1/13/14 (g)	23,691	23,127
2.4528% 8/13/13 (g)	4,050	4,025
4.75% 5/19/15	8,020	8,059
5.125% 5/5/14	4,158	4,251
5.5% 4/11/13	14,670	15,026
6.375% 8/12/14	19,196	20,222
6.5% 8/19/13	9	9
Deutsche Bank AG London Branch 2.375% 1/11/13	29,670	29,582
Export Development Canada 1.5% 5/15/14	5,655	5,784
Iberbond 2004 PLC 4.826% 12/24/17 (j)	5,017	4,866
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	11,614
3.7% 1/20/15	34,170	34,851
MassMutual Global Funding II:
0.7808% 1/14/14 (c)(g)	12,292	12,291
3.625% 7/16/12 (c)	4,300	4,366
Metlife Institutional Funding II 1.2743% 4/4/14 (c)(g)	8,000	7,980
New York Life Global Funding:
2.25% 12/14/12 (c)	6,570	6,669
5.25% 10/16/12 (c)	10,930	11,385
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	1,425	1,304
Pricoa Global Funding I 5.45% 6/11/14 (c)	5,730	6,206
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	1,059	1,073
5.35% 4/15/12 (c)	628	631
5.5% 1/15/14 (c)	144	147
USAA Capital Corp. 3.5% 7/17/14 (c)	9,044	9,531
Volkswagen International Finance NV 1.875% 4/1/14 (c)	15,000	15,021
Whirlpool Corp. 8% 5/1/12	7,298	7,501
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(g)	500	485
		311,622
Insurance - 1.0%
American International Group, Inc. 4.25% 9/15/14	13,420	12,970
Berkshire Hathaway Finance Corp. 1.5% 1/10/14	8,340	8,437
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc.:
1.1572% 8/15/14 (g)	$ 10,000	$ 10,054
2.125% 2/11/13	14,470	14,706
Metropolitan Life Global Funding I:
2.5% 1/11/13 (c)	23,161	23,459
2.5% 9/29/15 (c)	5,000	4,977
Prudential Financial, Inc. 3.625% 9/17/12	14,839	15,056
		89,659
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
5.5% 1/15/12	570	572
6.125% 11/1/12	4,379	4,550
Developers Diversified Realty Corp. 5.375% 10/15/12	5,783	5,826
Duke Realty LP 4.625% 5/15/13	114	117
Equity One, Inc.:
5.375% 10/15/15	1,026	1,053
6.25% 12/15/14	8,778	9,232
Federal Realty Investment Trust 5.4% 12/1/13	150	157
		21,507
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.2% 4/1/13	3,570	3,707
5.5% 10/1/12	117	120
Liberty Property LP 6.375% 8/15/12	7,473	7,659
Simon Property Group LP:
4.2% 2/1/15	2,715	2,869
5.3% 5/30/13	7,322	7,690
Tanger Properties LP 6.15% 11/15/15	2,689	2,969
		25,014
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
1.9411% 7/11/14 (g)	17,000	14,993
3.7% 9/1/15	10,610	9,502
4.9% 5/1/13	23,620	23,490
		47,985
TOTAL FINANCIALS		1,507,173
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	$ 9,340	$ 9,346
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 2.75% 11/21/14 (c)	14,095	14,237
Express Scripts, Inc. 5.25% 6/15/12	10,265	10,491
		24,728
Pharmaceuticals - 0.4%
Sanofi SA 1.2% 9/30/14	5,963	5,992
Sanofi-aventis 2.625% 3/29/16	8,904	9,202
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	8,730	8,768
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	8,705	8,723
Wyeth 5.5% 2/1/14	4,108	4,515
		37,200
TOTAL HEALTH CARE		71,274
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	7,300	7,721
6.4% 12/15/11 (c)	8,377	8,389
Raytheon Co. 1.4% 12/15/14	2,853	2,859
		18,969
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	166	159
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	16,816
Industrial Conglomerates - 0.1%
Covidien International Finance SA 1.875% 6/15/13	7,770	7,865
TOTAL INDUSTRIALS		43,809
INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.2%
International Business Machines Corp. 1.95% 7/22/16	11,579	11,777
The Western Union Co. 0.9128% 3/7/13 (g)	8,690	8,699
		20,476
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.5%
Xerox Corp.:
1.2806% 5/16/14 (g)	$ 33,233	$ 32,874
4.25% 2/15/15	8,040	8,357
		41,231
TOTAL INFORMATION TECHNOLOGY		61,707
MATERIALS - 0.9%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	32,658	33,491
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (c)	16,540	16,524
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	13,150	13,146
Corporacion Nacional del Cobre de Chile (Codelco) 6.375% 11/30/12 (c)	3,300	3,455
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	7,791
		40,916
TOTAL MATERIALS		74,407
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,431
AT&T, Inc.:
2.5% 8/15/15	15,110	15,532
2.95% 5/15/16	8,570	8,853
4.95% 1/15/13	10,874	11,353
6.7% 11/15/13	2,385	2,634
Deutsche Telekom International Financial BV 3.125% 4/11/16 (c)	8,640	8,591
France Telecom SA 4.375% 7/8/14	12,631	13,386
Qwest Corp. 3.5971% 6/15/13 (g)	23,280	23,338
SBC Communications, Inc. 5.1% 9/15/14	7,403	8,158
Telefonica Emisiones SAU 2.582% 4/26/13	19,310	18,725
Verizon Communications, Inc.:
1.95% 3/28/14	17,110	17,443
2% 11/1/16	18,076	17,854
5.25% 4/15/13	6,850	7,242
		156,540
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV 2.375% 9/8/16	$ 12,066	$ 11,778
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,619
Verizon Wireless Capital LLC:
5.25% 2/1/12	5,544	5,584
5.55% 2/1/14	21,940	23,868
Vodafone Group PLC 4.15% 6/10/14	3,995	4,261
		61,110
TOTAL TELECOMMUNICATION SERVICES		217,650
UTILITIES - 2.1%
Electric Utilities - 0.9%
Alabama Power Co. 4.85% 12/15/12	11,341	11,815
Commonwealth Edison Co. 1.625% 1/15/14	15,206	15,310
EDP Finance BV 5.375% 11/2/12 (c)	10,575	10,408
FirstEnergy Solutions Corp. 4.8% 2/15/15	1,720	1,839
LG&E and KU Energy LLC 2.125% 11/15/15	5,651	5,537
Niagara Mohawk Power Corp. 3.553% 10/1/14 (c)	14,230	14,955
Pacific Gas & Electric Co. 6.25% 12/1/13	8,741	9,586
Progress Energy, Inc. 6.05% 3/15/14	8,651	9,571
Southern Co. 4.15% 5/15/14	1,976	2,116
		81,137
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	12,986	13,141
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
1.8% 3/15/14	3,163	3,206
1.95% 8/15/16	5,976	5,972
2.25% 9/1/15	13,949	14,167
2.6686% 9/30/66 (g)	7,611	6,435
6.25% 6/30/12	8,000	8,235
DTE Energy Co. 1.0306% 6/3/13 (g)	14,492	14,475
NiSource Finance Corp. 6.15% 3/1/13	12,000	12,627
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp. 5.75% 4/1/14	$ 4,180	$ 4,564
Sempra Energy 2% 3/15/14	17,216	17,409
		87,090
TOTAL UTILITIES		181,368
TOTAL NONCONVERTIBLE BONDS (Cost $2,592,250)		2,599,244
U.S. Government and Government Agency Obligations - 44.8%

U.S. Government Agency Obligations - 13.5%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.375% 12/28/12	63,570	63,705
0.5% 8/9/13	113,825	114,058
0.625% 10/30/14	89,566	89,270
0.75% 2/26/13	74,012	74,438
0.75% 12/18/13	4,390	4,405
0.75% 12/19/14	24,291	24,251
0.875% 8/28/14	244,214	245,184
1.125% 6/27/14	56,184	56,896
4.375% 9/15/12	55,723	57,551
4.625% 10/15/13	74,550	80,411
Freddie Mac:
0.375% 10/30/13	97,596	97,417
0.75% 3/28/13	7,137	7,177
0.75% 11/25/14	79,520	79,549
1% 7/30/14	38,389	38,662
1% 8/27/14	139,986	141,263
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,174,237
U.S. Treasury Obligations - 30.3%
U.S. Treasury Notes:
0.25% 9/15/14	84,095	83,806
0.375% 6/30/13	290,951	291,622
0.375% 11/15/14	220,000	219,863
0.5% 5/31/13	31,741	31,874
0.5% 8/15/14	404,272	405,693
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 7/15/14	$ 1,122,352	$ 1,130,240
0.75% 6/15/14	28,040	28,325
1.75% 4/15/13 (e)	236,164	241,173
1.75% 7/31/15	120,581	125,640
2.375% 9/30/14	23,131	24,418
2.375% 10/31/14	63,074	66,676
TOTAL U.S. TREASURY OBLIGATIONS		2,649,330
Other Government Related - 1.0%
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	22,590	22,946
1.875% 11/15/12 (FDIC Guaranteed) (d)	16,200	16,475
2.25% 12/10/12 (FDIC Guaranteed) (d)	16,520	16,876
General Electric Capital Corp. 2.625% 12/28/12 (FDIC Guaranteed) (d)	17,600	18,072
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,130
TOTAL OTHER GOVERNMENT RELATED		86,499
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,885,558)		3,910,066
U.S. Government Agency - Mortgage Securities - 5.3%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 4.0%
1.888% 2/1/33 (g)	216	225
1.918% 12/1/34 (g)	227	235
1.929% 10/1/33 (g)	229	237
1.946% 7/1/35 (g)	97	101
1.952% 3/1/35 (g)	182	189
1.96% 10/1/33 (g)	119	124
2.05% 3/1/35 (g)	41	43
2.123% 10/1/35 (g)	441	459
2.145% 3/1/35 (g)	2,214	2,306
2.271% 5/1/33 (g)	57	60
2.301% 7/1/34 (g)	122	128
2.303% 6/1/36 (g)	226	238
2.407% 10/1/35 (g)	11,133	11,717
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
2.413% 11/1/34 (g)	$ 1,503	$ 1,577
2.418% 5/1/35 (g)	2,917	3,049
2.434% 8/1/35 (g)	2,089	2,200
2.442% 10/1/33 (g)	323	341
2.457% 3/1/35 (g)	121	127
2.465% 7/1/35 (g)	2,424	2,538
2.466% 2/1/35 (g)	3,070	3,222
2.477% 12/1/33 (g)	1,458	1,537
2.479% 11/1/36 (g)	431	452
2.48% 11/1/36 (g)	3,245	3,436
2.503% 7/1/35 (g)	949	1,003
2.548% 11/1/34 (g)	12,792	13,449
2.55% 12/1/34 (g)	1,721	1,806
2.575% 10/1/41 (g)	7,409	7,651
2.634% 4/1/35 (g)	4,929	5,217
2.697% 9/1/41 (g)	9,029	9,348
2.903% 10/1/35 (g)	609	638
3% 7/1/21 to 11/1/21	149,931	155,633
3.019% 8/1/41 (g)	3,475	3,614
3.188% 1/1/40 (g)	5,772	5,998
3.267% 2/1/40 (g)	9,751	10,153
3.284% 1/1/40 (g)	13,824	14,363
3.462% 3/1/40 (g)	5,903	6,138
3.533% 12/1/39 (g)	1,569	1,640
3.556% 2/1/40 (g)	3,090	3,222
3.61% 3/1/40 (g)	6,461	6,773
3.702% 5/1/40 (g)	4,063	4,245
3.737% 1/1/40 (g)	3,164	3,298
3.766% 10/1/39 (g)	7,667	8,025
3.79% 6/1/40 (g)	3,659	3,820
4.5% 8/1/18 to 7/1/20	31,031	33,010
5.5% 10/1/17 to 1/1/20	9,010	9,749
6.5% 9/1/12 to 8/1/17	3,741	3,923
7% 10/1/12 to 11/1/18	829	892
7.5% 6/1/12 to 11/1/31	15	16
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		348,165
Freddie Mac - 1.3%
2.375% 4/1/35 (g)	3,607	3,794
2.487% 11/1/35 (g)	1,591	1,667
2.499% 1/1/35 (g)	137	141
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.554% 6/1/37 (g)	$ 2,079	$ 2,213
2.61% 8/1/34 (g)	840	888
2.782% 8/1/36 (g)	1,201	1,271
2.906% 3/1/33 (g)	37	39
2.98% 8/1/41 (g)	6,971	7,248
2.997% 8/1/41 (g)	3,412	3,544
3% 8/1/21	20,569	21,282
3.075% 9/1/41 (g)	4,229	4,402
3.171% 10/1/35 (g)	322	343
3.204% 7/1/41 (g)	5,547	5,797
3.555% 4/1/40 (g)	4,000	4,172
3.577% 4/1/40 (g)	3,667	3,828
3.613% 2/1/40 (g)	8,514	8,868
4.5% 8/1/18 to 11/1/18	25,396	27,014
5% 4/1/20	10,963	11,779
8.5% 5/1/27 to 7/1/28	262	306
12% 11/1/19	6	7
TOTAL FREDDIE MAC		108,603
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	2,334	2,649
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $452,229)		459,417
Asset-Backed Securities - 10.3%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	2,003	1,580
Series 2005-1 Class M1, 0.7272% 4/25/35 (g)	885	571
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.9072% 3/25/34 (g)	111	83
Series 2005-HE2 Class M2, 0.7072% 4/25/35 (g)	83	80
Series 2006-OP1:
Class M1, 0.5372% 4/25/36 (g)	8,000	476
Class M4, 0.6272% 4/25/36 (g)	55	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	352	4
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	8,068	8,108
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Auto Receivables Trust: - continued
Series 2009-A Class A3, 2.33% 6/17/13 (c)	$ 1,480	$ 1,488
Series 2010-1:
Class A3, 1.45% 5/15/14	989	992
Class A4, 2.3% 12/15/14	12,920	13,203
Series 2010-4 Class A3, 0.91% 11/17/14	11,420	11,421
Series 2010-5 Class A3, 1.11% 1/15/15	10,430	10,454
Series 2011-1 Class A3, 1.38% 1/15/15	9,980	10,037
Series 2011-2 Class A3, 1.18% 4/15/15	8,520	8,536
Series 2011-3 Class A3, 0.97% 8/17/15	10,980	10,980
Series 2011-4 Class A2, 0.65% 3/17/14	3,310	3,307
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	2,980	3,034
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	27,131
Series 2011-3 Class A2, 1.81% 5/15/16	6,240	6,277
Series 2011-5 Class A1, 0.8944% 6/15/15 (g)	17,700	17,700
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2875% 10/6/13 (XL Capital Assurance, Inc. Insured) (g)	7,089	7,049
Series 2007-CM Class A4B, 0.3275% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	10,333	10,257
Series 2010-4 Class A3, 1.27% 4/8/15	10,300	10,272
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	2,431	2,426
Series 2011-1 Class A3, 1.39% 9/8/15	6,060	6,061
Series 2011-2 Class A3, 1.61% 10/8/15	12,680	12,790
Series 2011-3 Class A3, 1.17% 1/8/16	4,620	4,609
Series 2011-4 Class A/S, 0.92% 3/9/15	12,740	12,727
Series 2011-5 Class A2, 1.19% 8/8/15	4,210	4,210
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8072% 4/25/34 (g)	90	29
Series 2005-R2 Class M1, 0.7072% 4/25/35 (g)	1,390	1,225
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0247% 3/25/34 (g)	378	256
Series 2004-W7 Class M1, 0.8072% 5/25/34 (g)	227	164
Series 2006-W4 Class A2C, 0.4172% 5/25/36 (g)	908	235
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.6272% 3/25/36 (g)	34	0*
Axon Financial Funding Ltd. 0.9743% 4/4/17 (a)(c)(g)	2,749	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (c)	$ 1,771	$ 1,776
Class A4, 3.52% 6/15/16 (c)	5,400	5,504
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	1,155	1,159
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	4,146	4,158
Series 2010-2 Class A3, 1.31% 7/15/14	10,503	10,544
Bank One Issuance Trust Series 2003-A8, 0.499% 5/16/16 (g)	9,000	9,022
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	10,920	10,920
Series 2011-1 Class A3, 1.06% 2/20/14	12,450	12,473
BMW Vehicle Owner Trust Series 2011-A:
Class A2, 0.63% 2/25/14	11,060	11,061
Class A3, 0.76% 8/25/15	7,890	7,882
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (g)	943	830
Capital Auto Receivables Asset Trust Series 2007-1:
Class B, 5.15% 9/17/12	2,502	2,516
Class C, 5.38% 11/15/12	139	141
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	7,306	7,343
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,335
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7048% 7/20/39 (c)(g)	189	137
Class B, 1.0048% 7/20/39 (c)(g)	178	70
Class C, 1.3548% 7/20/39 (c)(g)	229	7
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5572% 7/25/36 (g)	768	33
Series 2006-NC4 Class M1, 0.5572% 10/25/36 (g)	53	1
Series 2007-RFC1 Class A3, 0.3972% 12/25/36 (g)	1,214	370
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	19,008	19,756
Series 2008-A4 Class A4, 4.65% 3/15/15	7,180	7,550
Series 2011-A1 Class A1, 0.439% 3/16/15 (g)	20,170	20,169
Series 2011-A2 Class A2, 0.3379% 5/15/15 (g)	32,650	32,635
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	8,260	8,266
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	28,416	30,044
Series 2009-A5 Class A5, 2.25% 12/23/14	35,560	36,157
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3172% 6/25/47 (g)	$ 6	$ 6
Series 2007-4 Class A1A, 0.4596% 9/25/37 (g)	81	77
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	222	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.7572% 7/25/34 (g)	302	233
Series 2004-3 Class M4, 1.2272% 4/25/34 (g)	107	53
Series 2004-4 Class M2, 1.0522% 6/25/34 (g)	396	172
Series 2005-3 Class MV1, 0.6772% 8/25/35 (g)	281	274
Series 2005-AB1 Class A2, 0.4672% 8/25/35 (g)	12	12
Discover Card Master Trust Series 2011-A2 Class A2, 0.459% 11/16/15 (g)	15,310	15,323
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7695% 5/28/35 (g)	634	450
Class AB3, 0.715% 5/28/35 (g)	273	177
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4322% 8/25/34 (g)	196	114
Series 2006-2 Class M1, 0.5672% 7/25/36 (g)	6,145	101
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	13,750	13,762
Series 2010-B Class A3, 0.91% 7/15/13 (c)	11,120	11,127
Series 2011-A Class A3, 1.03% 7/15/14	15,460	15,470
Ford Credit Auto Owner Trust:
Series 2007-A:
Class B, 5.6% 10/15/12	1,655	1,658
Class C, 5.8% 2/15/13	4,100	4,109
Series 2009-B Class A3, 2.79% 8/15/13	2,047	2,059
Series 2009-C Class A4, 4.43% 11/15/14	6,210	6,466
Series 2009-D Class A3, 2.17% 10/15/13	1,488	1,497
Series 2009-E Class A3, 1.51% 1/15/14	5,890	5,914
Series 2010-B Class A3, 0.98% 10/15/14	7,150	7,167
Series 2011-B Class A3, 0.84% 6/15/15	7,140	7,153
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.899% 12/15/14 (c)(g)	7,380	7,462
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,452
Franklin Auto Trust Series 2007-1 Class C, 5.43% 2/16/15	9,937	9,939
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6822% 11/25/34 (g)	410	48
Class M5, 1.7572% 11/25/34 (g)	262	17
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2005-A:
Class M3, 0.7472% 1/25/35 (g)	$ 639	$ 201
Class M4, 0.9372% 1/25/35 (g)	245	57
Series 2006-A Class M1, 0.5572% 5/25/36 (g)	6,775	60
Series 2006-D Class M1, 0.4872% 11/25/36 (g)	28	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (c)(g)	1,714	857
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,805	1,660
GE Business Loan Trust:
Series 2003-1 Class A, 0.679% 4/15/31 (c)(g)	155	147
Series 2006-2A:
Class A, 0.429% 11/15/34 (c)(g)	216	179
Class B, 0.529% 11/15/34 (c)(g)	78	50
Class C, 0.629% 11/15/34 (c)(g)	130	64
Class D, 0.999% 11/15/34 (c)(g)	49	11
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7581% 6/25/42 (g)	134	104
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9072% 6/25/34 (g)	1,604	987
Series 2007-HE1 Class M1, 0.5072% 3/25/47 (g)	658	27
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6572% 9/25/46 (c)(g)	1,886	1,001
Class C, 0.8072% 9/25/46 (c)(g)	9,428	1,241
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5772% 8/25/33 (g)	96	66
Series 2003-3 Class M1, 1.5472% 8/25/33 (g)	477	376
Series 2003-5 Class A2, 0.9572% 12/25/33 (g)	205	143
Series 2004-1 Class M2, 1.9572% 6/25/34 (g)	389	197
Series 2005-5 Class 2A2, 0.5072% 11/25/35 (g)	18	18
Series 2006-1 Class 2A3, 0.4822% 4/25/36 (g)	368	358
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	10,420	10,422
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	1,209	1,214
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,911
Series 2010-2 Class A3, 1.34% 3/18/14	7,097	7,131
Series 2010-3 Class A3, 0.7% 4/21/14	16,600	16,606
Series 2011-1 Class A4, 1.8% 4/17/17	4,540	4,621
Series 2011-2 Class A3, 0.94% 3/18/15	11,080	11,108
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5448% 3/20/36 (g)	427	346
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4472% 1/25/37 (g)	$ 902	$ 302
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	9,680	9,666
Hyundai Auto Receivables Trust:
Series 2009-A:
Class A3, 2.03% 8/15/13	1,618	1,625
Class A4, 3.15% 3/15/16	1,490	1,538
Series 2011-A Class A3, 1.16% 4/15/15	5,780	5,806
Series 2011-C Class A2, 0.62% 7/15/14	10,440	10,431
John Deere Owner Trust:
Seires 2011-A Class A3, 1.29% 1/15/16	12,090	12,174
Series 2009-B Class A-3, 1.57% 10/15/13	3,067	3,073
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (c)	663	663
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5572% 7/25/36 (g)	49	1
Series 2007-CH1:
Class AV4, 0.3872% 11/25/36 (g)	903	758
Class MV1, 0.4872% 11/25/36 (g)	734	359
Series 2007-CH3 Class M1, 0.5572% 3/25/37 (g)	137	15
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6902% 12/27/29 (g)	424	372
Series 2006-A Class 2C, 1.5102% 3/27/42 (g)	516	137
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3372% 6/25/34 (g)	59	36
Series 2006-6 Class 2A3, 0.4072% 7/25/36 (g)	9,981	3,392
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	827	840
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	327	335
Class C, 6.125% 4/20/28 (c)	327	333
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5172% 10/25/36 (g)	326	10
Series 2007-HE1 Class M1, 0.5572% 5/25/37 (g)	528	14
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (c)	17,060	17,096
Series 2011-B Class A3, 1.07% 1/15/14 (c)	9,390	9,390
Mercedes-Benz Auto Receivables Trust:
Series 2009-1 Class A3, 1.67% 1/15/14	2,793	2,809
Series 2011-1 Class A3, 0.85% 3/16/15	10,480	10,488
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0072% 7/25/34 (g)	41	26
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2322% 7/25/34 (g)	$ 120	$ 81
Series 2006-FM1 Class A2B, 0.3672% 4/25/37 (g)	1,064	762
Series 2006-OPT1 Class A1A, 0.5172% 6/25/35 (g)	1,372	982
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5972% 8/25/34 (g)	367	275
Series 2005-NC1 Class M1, 0.6972% 1/25/35 (g)	269	172
Series 2005-NC2 Class B1, 1.4272% 3/25/35 (g)	280	35
Series 2006-NC4 Class A2D, 0.4972% 6/25/36 (g)	7,135	2,185
Series 2007-HE2 Class M1, 0.5072% 1/25/37 (g)	45	0*
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (i)	3,708	324
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	16,296	122
Series 2006-4:
Class AIO, 6.35% 2/27/12 (i)	4,681	35
Class D, 1.3572% 5/25/32 (g)	398	1
Series 2007-1 Class AIO, 7.27% 4/25/12 (i)	380	11
Series 2007-2 Class AIO, 6.7% 7/25/12 (i)	323	12
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7272% 2/25/36 (g)	327	32
Nissan Auto Lease Trust:
Series 2010-B:
Class A3, 1.12% 12/15/13	11,795	11,833
Class A4, 1.27% 10/15/16	3,970	3,994
Series 2011-A Class A3, 1.04% 8/15/14	13,170	13,190
Series 2011-B Class A3, 0.92% 2/16/15	6,510	6,484
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	5,520	5,564
Series 2011-A Class A3, 1.18% 2/16/15	7,200	7,241
Series 2011-B Class A3, 0.95% 2/16/16	6,300	6,299
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.1747% 10/30/45 (g)	4,226	3,941
Ocala Funding LLC:
Series 2005-1A Class A, 1.7548% 3/20/10 (a)(c)(g)	381	0
Series 2006-1A Class A, 1.6548% 3/20/11 (a)(c)(g)	792	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (g)	2	2
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (g)	5	5
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5072% 9/25/34 (g)	3,309	1,133
Class M4, 1.7072% 9/25/34 (g)	460	103
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 0.7772% 1/25/36 (g)	$ 944	$ 807
Class M4, 1.0872% 1/25/36 (g)	994	384
Series 2005-WHQ2 Class M7, 1.5072% 5/25/35 (g)	910	7
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	752	694
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0572% 4/25/33 (g)	3	3
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	7,738	7,738
Series 2010-3 Class A2, 0.93% 6/17/13	3,614	3,614
Series 2011-1, Class A2, 0.94% 2/18/14	9,690	9,680
Series 2011-4 Class A2, 1.37% 3/16/15	9,040	9,039
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0522% 3/25/35 (g)	927	577
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9772% 1/25/36 (g)	3	0*
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3947% 3/20/19 (FGIC Insured) (c)(g)	350	335
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.5471% 6/15/21 (g)	7,046	6,757
Series 2004-A:
Class B, 0.9271% 6/15/33 (g)	2,024	1,249
Class C, 1.2971% 6/15/33 (g)	5,771	2,782
Series 2004-B Class C, 1.2171% 9/15/33 (g)	8,600	4,211
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	157	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9822% 9/25/34 (g)	45	18
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	153	158
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1172% 9/25/34 (g)	386	254
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	4,568	4,578
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9409% 4/6/42 (c)(g)	266	8
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	3,272	3,282
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Volkswagen Auto Lease Trust:
Series 2010-A:
Class A3, 0.99% 11/20/13	$ 16,770	$ 16,806
Class A4, 1.18% 10/20/15	1,690	1,697
Series 2011-A Class A2, 1% 2/20/14	6,220	6,220
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	18,410	18,554
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.4048% 3/20/14 (g)	4,812	4,832
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	598	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	5	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2183% 10/25/44 (c)(g)	5,586	2,458
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	7,210	7,262
TOTAL ASSET-BACKED SECURITIES (Cost $958,179)		903,597
Collateralized Mortgage Obligations - 3.8%

Private Sponsor - 1.6%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.6794% 11/19/47 (c)(g)	13,198	13,162
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	2,255	2,282
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.053% 5/20/36 (g)	1,847	1,862
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.459% 3/15/22 (c)(g)	81	81
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.8978% 1/25/34 (g)	279	239
Series 2004-1 Class 2A2, 2.7468% 10/25/34 (g)	194	165
Series 2004-A Class 2A2, 2.8465% 2/25/34 (g)	54	46
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (g)	57	48
Class 2A2, 2.8579% 3/25/34 (g)	172	152
Series 2004-D Class 2A2, 2.8816% 5/25/34 (g)	388	334
Series 2004-G Class 2A7, 2.8232% 8/25/34 (g)	365	273
Series 2004-H Class 2A1, 2.7576% 9/25/34 (g)	319	262
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (c)	2,020	0
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7757% 11/25/34 (g)	$ 27	$ 23
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4947% 8/27/47 (c)(g)	7,494	7,371
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	4,519	4,321
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5594% 11/20/56 (c)(g)	20,804	20,703
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3548% 12/20/54 (g)	49	24
Series 2006-1A Class C2, 1.4548% 12/20/54 (c)(g)	4,170	1,981
Series 2006-2:
Class C1, 1.1948% 12/20/54 (g)	15,090	7,168
Class M2, 0.7148% 12/20/54 (g)	3,000	2,070
Series 2006-3 Class C2, 0.7548% 12/20/54 (g)	6,611	3,140
Series 2006-4:
Class B1, 0.3448% 12/20/54 (g)	13,366	10,693
Class C1, 0.6348% 12/20/54 (g)	8,172	3,882
Class M1, 0.4248% 12/20/54 (g)	3,521	2,429
Series 2007-1:
Class 1C1, 0.8548% 12/20/54 (g)	1,340	637
Class 1M1, 0.5548% 12/20/54 (g)	881	608
Class 2C1, 1.2148% 12/20/54 (g)	610	290
Class 2M1, 0.7548% 12/20/54 (g)	1,132	781
Series 2007-2 Class 2C1, 0.6817% 12/17/54 (g)	1,568	745
Granite Mortgages Series 2003-2 Class 1A3, 0.9092% 7/20/43 (g)	5,094	4,870
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.8092% 1/20/44 (g)	1,250	1,196
Class 1C, 2.8592% 1/20/44 (g)	2,644	1,667
Series 2004-1 Class 2A1, 0.6713% 3/20/44 (g)	7,952	7,583
Series 2004-3 Class 2A1, 0.6313% 9/20/44 (g)	948	905
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (g)	576	362
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (g)	932	606
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.419% 6/15/22 (c)(g)	151	142
Class C, 0.439% 6/15/22 (c)(g)	926	865
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class D, 0.449% 6/15/22 (c)(g)	$ 356	$ 331
Class E, 0.459% 6/15/22 (c)(g)	570	527
Class F, 0.489% 6/15/22 (c)(g)	984	900
Class G, 0.559% 6/15/22 (c)(g)	214	192
Class H, 0.579% 6/15/22 (c)(g)	428	381
Class J, 0.619% 6/15/22 (c)(g)	499	439
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A, 0.4847% 6/26/36 (c)(g)	7,853	7,787
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5572% 3/25/37 (g)	1,778	70
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.4831% 10/15/33 (g)	9,565	9,548
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5978% 7/10/35 (c)(g)	640	448
Class B6, 3.0978% 7/10/35 (c)(g)	75	48
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	181	191
Series 2004-SL3 Class A1, 7% 8/25/16	11	11
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7072% 6/25/33 (c)(g)	160	147
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	8,220	8,214
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (c)	1,466	0
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (g)	24	16
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	1,627	1,607
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (g)	2,204	1,592
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 2A2, 2.7259% 3/25/35 (g)	598	490
Series 2005-AR3 Class 2A1, 2.7113% 3/25/35 (g)	706	604
TOTAL PRIVATE SPONSOR		137,511
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 2.2%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	$ 611	$ 619
Series 2006-53 Class WB, 6% 12/25/31	4,600	4,656
sequential payer Series 2009-31 Class A, 4% 2/25/24	3,795	3,983
Series 2010-123 Class DL, 3.5% 11/25/25	5,673	5,918
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7447% 9/25/23 (g)	2,097	2,103
Series 2010-86 Class FE, 0.7072% 8/25/25 (g)	8,790	8,830
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	3,102	3,304
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,782	1,974
Series 2002-56 Class MC, 5.5% 9/25/17	966	1,035
Series 2003-129 Class GF, 0.6572% 4/25/30 (g)	617	617
Series 2003-76 Class BA, 4.5% 3/25/18	3,636	3,807
Series 2010-135 Class DE, 2.25% 4/25/24	12,500	12,674
Series 2011-16 Class FB, 0.4072% 3/25/31 (g)	22,367	22,350
Series 2010-143 Class B, 3.5% 12/25/25	8,872	9,305
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4979% 2/15/26 (g)	11,460	11,459
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4779% 2/15/19 (g)	36,478	36,530
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	1,900	2,046
Series 2394 Class KD, 6% 12/15/16	1,011	1,086
Series 2417 Class EH, 6% 2/15/17	584	628
Series 2535 Class PC, 6% 9/15/32	1,806	1,921
Series 2770 Class UD, 4.5% 5/15/17	4,661	4,734
Series 2866 Class XE, 4% 12/15/18	7,269	7,552
Series 2901 Class UM, 4.5% 1/15/30	3,934	3,987
Series 3792, 0.6479% 11/15/40 (g)	24,331	24,412
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	481	488
Series 2635 Class DG, 4.5% 1/15/18	4,024	4,171
Series 2915 Class DC, 4.5% 3/15/19	3,672	3,774
Series 2970 Class YA, 5% 9/15/18	311	311
Series 3427 Class FX, 0.3979% 8/15/18 (g)	600	600
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 3560 Class LA, 2% 8/15/14	$ 4,054	$ 4,080
Series 3573 Class LC, 1.85% 8/15/14	7,188	7,241
TOTAL U.S. GOVERNMENT AGENCY		196,195
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $343,605)		333,706
Commercial Mortgage Securities - 4.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3848% 2/14/43 (g)(i)	14,610	212
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	1,159	1,160
Series 2004-6 Class XP, 0.456% 12/10/42 (g)(i)	20,304	0*
Series 2005-4 Class XP, 0.1824% 7/10/45 (g)(i)	36,117	73
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.719% 3/15/22 (c)(g)	415	394
Class G, 0.779% 3/15/22 (c)(g)	2,159	2,008
Class H, 1.029% 3/15/22 (c)(g)	3,540	3,080
Series 2006-BIX1:
Class F, 0.559% 10/15/19 (c)(g)	1,104	1,027
Class G, 0.579% 10/15/19 (c)(g)	1,645	1,456
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1072% 12/25/33 (c)(g)	47	33
Series 2004-1:
Class A, 0.6172% 4/25/34 (c)(g)	2,115	1,757
Class B, 2.1572% 4/25/34 (c)(g)	225	127
Class M1, 0.8172% 4/25/34 (c)(g)	192	136
Class M2, 1.4572% 4/25/34 (c)(g)	168	116
Series 2004-2:
Class A, 0.6872% 8/25/34 (c)(g)	1,613	1,321
Class M1, 0.8372% 8/25/34 (c)(g)	538	391
Series 2004-3:
Class A1, 0.6272% 1/25/35 (c)(g)	2,910	2,186
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class A2, 0.6772% 1/25/35 (c)(g)	$ 413	$ 290
Class M1, 0.7572% 1/25/35 (c)(g)	205	118
Class M2, 1.2572% 1/25/35 (c)(g)	116	56
Series 2005-2A:
Class A1, 0.5672% 8/25/35 (c)(g)	806	616
Class M1, 0.6872% 8/25/35 (c)(g)	56	32
Class M2, 0.7372% 8/25/35 (c)(g)	92	49
Class M3, 0.7572% 8/25/35 (c)(g)	51	27
Class M4, 0.8672% 8/25/35 (c)(g)	47	23
Series 2005-3A:
Class A1, 0.5772% 11/25/35 (c)(g)	414	310
Class A2, 0.6572% 11/25/35 (c)(g)	288	217
Class M1, 0.6972% 11/25/35 (c)(g)	49	29
Class M2, 0.7472% 11/25/35 (c)(g)	62	35
Class M3, 0.7672% 11/25/35 (c)(g)	56	30
Class M4, 0.8572% 11/25/35 (c)(g)	69	34
Series 2005-4A:
Class A2, 0.6472% 1/25/36 (c)(g)	3,861	2,736
Class B1, 1.6572% 1/25/36 (c)(g)	302	54
Class M1, 0.7072% 1/25/36 (c)(g)	1,233	684
Class M2, 0.7272% 1/25/36 (c)(g)	401	204
Class M3, 0.7572% 1/25/36 (c)(g)	531	248
Class M4, 0.8672% 1/25/36 (c)(g)	295	130
Class M5, 0.9072% 1/25/36 (c)(g)	295	111
Class M6, 0.9572% 1/25/36 (c)(g)	299	82
Series 2006-1:
Class A2, 0.6172% 4/25/36 (c)(g)	1,291	946
Class M1, 0.6372% 4/25/36 (c)(g)	401	229
Class M2, 0.6572% 4/25/36 (c)(g)	424	226
Class M3, 0.6772% 4/25/36 (c)(g)	364	180
Class M4, 0.7772% 4/25/36 (c)(g)	207	94
Class M5, 0.8172% 4/25/36 (c)(g)	199	80
Class M6, 0.8972% 4/25/36 (c)(g)	435	164
Series 2006-2A:
Class A1, 0.4872% 7/25/36 (c)(g)	1,408	1,037
Class A2, 0.5372% 7/25/36 (c)(g)	1,043	672
Class B1, 1.1272% 7/25/36 (c)(g)	377	108
Class B3, 2.9572% 7/25/36 (c)(g)	623	107
Class M1, 0.5672% 7/25/36 (c)(g)	1,095	616
Class M2, 0.5872% 7/25/36 (c)(g)	771	396
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M3, 0.6072% 7/25/36 (c)(g)	$ 610	$ 303
Class M4, 0.6772% 7/25/36 (c)(g)	409	190
Class M5, 0.7272% 7/25/36 (c)(g)	504	211
Class M6, 0.7972% 7/25/36 (c)(g)	792	237
Series 2006-3A:
Class B1, 1.0572% 10/25/36 (c)(g)	94	6
Class B2, 1.6072% 10/25/36 (c)(g)	55	1
Class M4, 0.6872% 10/25/36 (c)(g)	104	13
Class M5, 0.7372% 10/25/36 (c)(g)	124	13
Class M6, 0.8172% 10/25/36 (c)(g)	243	18
Series 2006-4A:
Class A1, 0.4872% 12/25/36 (c)(g)	472	301
Class A2, 0.5272% 12/25/36 (c)(g)	2,142	1,274
Class B1, 0.9572% 12/25/36 (c)(g)	74	8
Class B2, 1.5072% 12/25/36 (c)(g)	76	6
Class B3, 2.7072% 12/25/36 (c)(g)	123	5
Class M1, 0.5472% 12/25/36 (c)(g)	154	62
Class M2, 0.5672% 12/25/36 (c)(g)	103	37
Class M3, 0.5972% 12/25/36 (c)(g)	104	34
Class M4, 0.6572% 12/25/36 (c)(g)	125	33
Class M5, 0.6972% 12/25/36 (c)(g)	115	21
Class M6, 0.7772% 12/25/36 (c)(g)	103	14
Series 2007-1:
Class A2, 0.5272% 3/25/37 (c)(g)	2,234	1,228
Class B1, 0.9272% 3/25/37 (c)(g)	717	65
Class B2, 1.4072% 3/25/37 (c)(g)	516	28
Class B3, 3.6072% 3/25/37 (c)(g)	412	10
Class M1, 0.5272% 3/25/37 (c)(g)	607	218
Class M2, 0.5472% 3/25/37 (c)(g)	456	130
Class M3, 0.5772% 3/25/37 (c)(g)	405	89
Class M4, 0.6272% 3/25/37 (c)(g)	311	56
Class M5, 0.6772% 3/25/37 (c)(g)	508	76
Class M6, 0.7572% 3/25/37 (c)(g)	710	85
Series 2007-2A:
Class A1, 0.5272% 7/25/37 (c)(g)	385	205
Class A2, 0.5772% 7/25/37 (c)(g)	361	132
Class B1, 1.8572% 7/25/37 (c)(g)	112	5
Class B2, 2.5072% 7/25/37 (c)(g)	77	1
Class M1, 0.6272% 7/25/37 (c)(g)	128	23
Class M2, 0.6672% 7/25/37 (c)(g)	71	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M3, 0.7472% 7/25/37 (c)(g)	$ 72	$ 9
Class M4, 0.9072% 7/25/37 (c)(g)	140	13
Class M5, 1.0072% 7/25/37 (c)(g)	124	9
Class M6, 1.2572% 7/25/37 (c)(g)	157	10
Series 2007-3:
Class A2, 0.5472% 7/25/37 (c)(g)	552	313
Class B1, 1.2072% 7/25/37 (c)(g)	482	40
Class B2, 1.8572% 7/25/37 (c)(g)	1,241	71
Class B3, 4.2572% 7/25/37 (c)(g)	348	9
Class M1, 0.5672% 7/25/37 (c)(g)	416	91
Class M2, 0.5972% 7/25/37 (c)(g)	446	84
Class M3, 0.6272% 7/25/37 (c)(g)	724	119
Class M4, 0.7572% 7/25/37 (c)(g)	1,136	170
Class M5, 0.8572% 7/25/37 (c)(g)	576	79
Class M6, 1.0572% 7/25/37 (c)(g)	439	47
Series 2007-4A:
Class A2, 0.8072% 9/25/37 (c)(g)	4,472	1,722
Class B1, 2.8072% 9/25/37 (c)(g)	756	11
Class B2, 3.7072% 9/25/37 (c)(g)	447	4
Class M1, 1.2072% 9/25/37 (c)(g)	705	67
Class M2, 1.3072% 9/25/37 (c)(g)	705	53
Class M4, 1.8572% 9/25/37 (c)(g)	1,853	74
Class M5, 2.0072% 9/25/37 (c)(g)	1,853	56
Class M6, 2.2072% 9/25/37 (c)(g)	1,853	37
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(i)	15,224	533
Series 2006-2A Class IO, 3.1745% 7/25/36 (b)(c)(i)	40,230	1,561
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4522% 3/11/39 (g)	6,547	6,871
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.899% 3/15/19 (c)(g)	286	274
Class J, 1.099% 3/15/19 (c)(g)	274	235
Series 2007-BBA8:
Class D, 0.499% 3/15/22 (c)(g)	303	278
Class E, 0.549% 3/15/22 (c)(g)	1,576	1,433
Class F, 0.599% 3/15/22 (c)(g)	967	861
Class G, 0.649% 3/15/22 (c)(g)	248	218
Class H, 0.799% 3/15/22 (c)(g)	303	260
Class J, 0.949% 3/15/22 (c)(g)	303	239
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	$ 51	$ 51
Series 2007-PW17 Class A2, 5.574% 6/11/50	2,190	2,211
Series 2004-PWR6 Class X2, 0.6139% 11/11/41 (g)(i)	17,880	122
Series 2005-PWR9 Class X2, 0.3638% 9/11/42 (c)(g)(i)	103,285	739
Series 2006-T24 Class X2, 0.4418% 10/12/41 (c)(g)(i)	821	7
Series 2007-T28 Class A1, 5.422% 9/11/42	78	78
C-BASS Trust floater Series 2006-SC1 Class A, 0.5272% 5/25/36 (c)(g)	4,753	3,384
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.2133% 5/15/35 (c)(g)(i)	36,017	917
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5778% 8/15/21 (c)(g)	323	313
Class H, 0.6178% 8/15/21 (c)(g)	258	239
Series 2004-C2 Class XP, 0.9149% 10/15/41 (c)(g)(i)	21,713	1
Series 2007-C6 Class A1, 5.622% 12/10/49 (g)	110	110
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4672% 10/15/48 (g)(i)	229,390	2,171
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	8,808	8,954
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.799% 4/15/17 (c)(g)	54	48
Class H, 0.869% 4/15/17 (c)(g)	116	95
Class J, 1.099% 4/15/17 (c)(g)	89	64
Series 2005-FL11:
Class F, 0.699% 11/15/17 (c)(g)	125	110
Class G, 0.749% 11/15/17 (c)(g)	87	75
Series 2006-CN2A Class A2FL, 0.4675% 2/5/19 (c)(g)	3,060	2,894
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	7,645	7,426
Class AJFX, 5.478% 2/5/19 (c)	4,380	4,348
Series 2005-LP5 Class XP, 0.2939% 5/10/43 (g)(i)	22,007	29
Series 2006-C8 Class XP, 0.4626% 12/10/46 (g)(i)	4,172	40
Series 2006-CN2A Class E, 5.5699% 2/5/19 (c)(g)	4,440	4,207
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.7135% 6/15/39 (g)	$ 4,121	$ 4,156
Series 2006-C5 Class ASP, 0.6678% 12/15/39 (g)(i)	195,837	2,490
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	905	907
Series 2001-CK6 Class AX, 0.7797% 8/15/36 (g)(i)	22,718	44
Series 2003-C4 Class A4, 5.137% 8/15/36	8,100	8,495
Series 2005-C1 Class ASP, 0.3095% 2/15/38 (c)(g)(i)	178,945	182
Series 2005-C2 Class ASP, 0.5201% 4/15/37 (c)(g)(i)	33,621	89
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.419% 2/15/22 (c)(g)	1,256	1,011
0.519% 2/15/22 (c)(g)	448	336
Class F, 0.569% 2/15/22 (c)(g)	897	655
DBUBS 2011 LC3 Series 2011-LC3A Class A1, 2.238% 8/10/44	3,037	3,086
GE Capital Commercial Mortgage Corp.:
Series 2001-1 Class X1, 1.2539% 5/15/33 (c)(g)(i)	8,649	77
Series 2007-C1 Class XP, 0.192% 12/10/49 (g)(i)	2,559	13
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	3,793	3,886
Class A2, 5.4531% 5/10/40 (g)	4,180	4,420
Series 2004-C2 Class A4, 5.301% 8/10/38	8,290	8,927
Series 2004-C3 Class X2, 0.578% 12/10/41 (g)(i)	17,690	0*
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (c)(g)	8,330	8,018
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (g)	5,787	5,785
Series 2005-GG3 Class XP, 0.6577% 8/10/42 (c)(g)(i)	75,126	109
Series 2006-GG7 Class A2, 5.8769% 7/10/38 (g)	73	73
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6875% 6/6/20 (c)(g)	562	522
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(g)	4,021	3,865
Class D, 2.3636% 3/6/20 (c)(g)	1,390	1,329
Class E, 2.6688% 3/6/20 (c)(g)	1,905	1,833
Class F, 2.8433% 3/6/20 (c)(g)	967	926
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class G, 3.0177% 3/6/20 (c)(g)	$ 479	$ 459
Class H, 3.5846% 3/6/20 (c)(g)	799	768
Class J, 4.4568% 3/6/20 (c)(g)	1,146	1,110
sequential payer:
Series 2005-GG4 Class A3, 4.607% 7/10/39	4,810	4,831
Serries 2004-GG2 Class A6, 5.396% 8/10/38 (g)	9,160	9,748
Series 2006-GG6 Class A2, 5.506% 4/10/38	6,376	6,426
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	8,927	8,971
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	7,728	7,707
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(g)	18,080	17,958
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	6,850	7,052
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	3,466	3,634
Series 2006-LDP7 Class A2, 5.864% 4/15/45 (g)	315	317
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.379% 11/15/18 (c)(g)	4,197	3,945
Class D, 0.479% 11/15/18 (c)(g)	113	98
Class E, 0.529% 11/15/18 (c)(g)	161	135
Class F, 0.579% 11/15/18 (c)(g)	241	200
Class G, 0.609% 11/15/18 (c)(g)	210	168
Class H, 0.749% 11/15/18 (c)(g)	161	122
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	7,862	7,907
Series 2007-LD11 Class A2, 5.8017% 6/15/49 (g)	7,869	7,970
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	3,310	3,330
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	2,850	2,955
Series 2006-C1 Class A2, 5.084% 2/15/31	4,641	4,691
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	158	158
Series 2007-C6 Class A2, 5.845% 7/15/40	4,808	4,872
Series 2001-C3 Class B, 6.512% 6/15/36	352	354
Series 2004-C8, 4.799% 12/15/29	8,481	9,122
Series 2006-C1 Class XCP, 0.3476% 2/15/41 (g)(i)	166,324	673
Series 2006-C6 Class XCP, 0.6749% 9/15/39 (g)(i)	96,509	1,207
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust - continued
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (g)(i)	$ 38,776	$ 346
Series 2007-C2 Class XCP, 0.5027% 2/15/40 (g)(i)	188,272	2,112
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.589% 9/15/21 (c)(g)	2,254	1,938
Class G, 0.609% 9/15/21 (c)(g)	1,521	1,201
Class H, 0.649% 9/15/21 (c)(g)	392	294
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	1,108	1,107
Series 2005-MCP1 Class XP, 0.6472% 6/12/43 (g)(i)	32,506	313
Series 2005-MKB2 Class XP, 0.2193% 9/12/42 (g)(i)	13,617	50
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	78	78
Series 2007-9 Class A2, 5.59% 9/12/49	3,967	4,030
Series 2006-4 Class XP, 0.6162% 12/12/49 (g)(i)	74,683	1,301
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (c)(g)	241	142
Series 2007-XCLA Class A1, 0.449% 7/17/17 (c)(g)	187	172
Series 2007-XLFA:
Class B, 0.379% 10/15/20 (c)(g)	202	190
Class C, 0.409% 10/15/20 (c)(g)	2,400	2,217
Class D, 0.439% 10/15/20 (c)(g)	1,889	1,717
Class E, 0.499% 10/15/20 (c)(g)	562	505
Class F, 0.549% 10/15/20 (c)(g)	337	290
Class G, 0.589% 10/15/20 (c)(g)	417	354
Class H, 0.679% 10/15/20 (c)(g)	262	197
Class J, 0.829% 10/15/20 (c)(g)	154	92
Class MHRO, 0.939% 10/15/20 (c)(g)	155	127
Class NHRO, 1.139% 10/15/20 (c)(g)	230	184
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	2,967	3,054
Series 2007-IQ13 Class A1, 5.05% 3/15/44	4	4
Series 2007-IQ14 Class A2, 5.61% 4/15/49	9,990	10,278
Series 2007-T25 Class A1, 5.391% 11/12/49	23	23
Series 2003-IQ6 Class X2, 0.5872% 12/15/41 (c)(g)(i)	45,013	1
Series 2005-HQ5 Class X2, 0.1667% 1/14/42 (g)(i)	33,150	109
Series 2005-IQ9 Class X2, 1.0813% 7/15/56 (c)(g)(i)	32,968	67
Series 2005-TOP17 Class X2, 0.5995% 12/13/41 (g)(i)	25,521	180
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-HQ10 Class X2, 0.4922% 11/12/41 (c)(g)(i)	$ 2,115	$ 12
Series 2011-C3 Class A1, 2.178% 7/15/49	17,295	17,431
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	3,620	3,782
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (c)	3,490	3,492
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3333% 9/15/21 (c)(g)	17,931	17,052
Class E, 0.5233% 9/15/21 (c)(g)	938	711
Class F, 0.5833% 9/15/21 (c)(g)	1,264	899
Class G, 0.6033% 9/15/21 (c)(g)	1,198	816
Class J, 0.8433% 9/15/21 (c)(g)	266	163
Series 2007-WHL8:
Class AP1, 0.949% 6/15/20 (c)(g)	68	61
Class AP2, 1.049% 6/15/20 (c)(g)	112	98
Class F, 0.729% 6/15/20 (c)(g)	2,172	1,412
Series 2003-C9 Class A4, 5.012% 12/15/35	10,660	11,303
Series 2006-C23 Class X, 0.0861% 1/15/45 (c)(g)(i)	846,115	1,585
Series 2007-C30 Class XP, 0.437% 12/15/43 (c)(g)(i)	195,403	2,137
Series 2007-C31A Class A2, 5.421% 4/15/47	8,406	8,598
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (c)	1,698	1,696
WF-RBS Commercial Mortgage Trust sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	2,970	2,963
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $402,338)		371,085
Municipal Securities - 0.7%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.2%, tender 2/1/12 (g)(h)	4,300	4,300
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	9,917	10,074
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.05%, tender 3/1/12 (g)(h)	20,225	20,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (g)	$ 3,000	$ 3,010
Series 2007 B, 1.9%, tender 6/1/12 (g)	3,000	3,014
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.05%, tender 1/3/12 (g)	1,000	1,000
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (g)(h)	15,900	15,946
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.1%, tender 1/3/12 (g)(h)	4,200	4,200
TOTAL MUNICIPAL SECURITIES (Cost $61,534)		61,769
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.375% 1/27/14 (Cost $28,165)	28,250	28,525
Bank Notes - 0.1%

National City Bank, Cleveland 0.4256% 3/1/13 (g) (Cost $5,425)	5,470	5,416
Cash Equivalents - 0.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $41,906)	41,906	41,906
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,771,189)		8,714,731
NET OTHER ASSETS (LIABILITIES) - 0.2%		18,205
NET ASSETS - 100%		$ 8,732,936
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc.
Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (f)

	August 2034	$ 265	$ (147)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (f)	Oct. 2034	316	(132)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (f)	April 2032	129	(76)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (f)	Oct. 2034	346	(131)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	265	(200)
		$ 1,325	$ (689)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $771,691,000 or 8.8% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $74,369,000 or 0.9% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,450,000.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,866,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 4,867
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$41,906,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 3,690
ING Financial Markets LLC	12,545
Mizuho Securities USA, Inc.	25,162
RBC Capital Markets Corp.	509
$ 41,906
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,599,244	$ -	$ 2,594,378	$ 4,866
U.S. Government and Government Agency Obligations	3,910,066	-	3,910,066	-
U.S. Government Agency - Mortgage Securities	459,417	-	459,417	-
Asset-Backed Securities	903,597	-	885,427	18,170
Collateralized Mortgage Obligations	333,706	-	333,636	70
Commercial Mortgage Securities	371,085	-	333,387	37,698
Municipal Securities	61,769	-	61,769	-
Foreign Government and Government Agency Obligations	28,525	-	28,525	-
Bank Notes	5,416	-	5,416	-
Cash Equivalents	41,906	-	41,906	-
Total Investments in Securities:	$ 8,714,731	$ -	$ 8,653,927	$ 60,804
Derivative Instruments:
Liabilities
Swap Agreements	$ (689)	$ -	$ -	$ (689)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 75,191
Total Realized Gain (Loss)	313
Total Unrealized Gain (Loss)	(3,552)
Cost of Purchases	1
Proceeds of Sales	(3,536)
Amortization/Accretion	(258)
Transfers in to Level 3	8,301
Transfers out of Level 3	(15,656)
Ending Balance	$ 60,804
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (3,602)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (698)
Total Unrealized Gain (Loss)	9
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (689)
Realized gain (loss) on Swap Agreements for the period	$ 8
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2011	$ 9

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $8,774,581,000. Net unrealized depreciation aggregated $59,850,000, of which $89,170,000 related to appreciated investment securities and $149,020,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $1,325,000 representing .02% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® U.S. Bond Index Fund

November 30, 2011

1.810715.107

UBI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.2%
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/11	$ 2,000	$ 2,435
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,721
6.3% 3/1/38	7,045	9,257
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,132
5.3% 9/15/19	2,000	2,224
		16,334
Media - 0.8%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,989
Comcast Corp.:
4.95% 6/15/16	1,862	2,051
5.7% 5/15/18	2,940	3,336
5.7% 7/1/19	8,500	9,698
6.4% 3/1/40	1,000	1,150
6.55% 7/1/39	3,000	3,471
COX Communications, Inc. 4.625% 6/1/13	4,425	4,631
Discovery Communications LLC 5.05% 6/1/20	3,200	3,510
NBCUniversal Media LLC 6.4% 4/30/40	3,000	3,436
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,653
News America, Inc.:
5.3% 12/15/14	868	953
5.65% 8/15/20	1,000	1,105
6.15% 3/1/37	3,955	4,141
6.9% 3/1/19	2,110	2,442
6.9% 8/15/39	2,000	2,300
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,327
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,480
5.85% 5/1/17	5,801	6,532
6.2% 7/1/13	2,302	2,477
6.75% 7/1/18	1,162	1,350
7.3% 7/1/38	4,000	4,787
8.75% 2/14/19	2,368	2,977
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,172
4% 1/15/22	1,000	988
5.875% 11/15/16	2,131	2,448
6.5% 11/15/36	5,724	6,426
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
4.375% 9/15/14	$ 2,000	$ 2,145
5.625% 9/15/19	1,000	1,106
6.125% 10/5/17	5,420	6,268
6.75% 10/5/37	1,865	2,172
Walt Disney Co. 5.5% 3/15/19	2,000	2,385
		103,906
Multiline Retail - 0.0%
Target Corp. 3.875% 7/15/20	3,000	3,238
Specialty Retail - 0.2%
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,317
5.875% 12/16/36	4,700	5,452
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,126
5.8% 4/15/40	2,000	2,227
Staples, Inc. 9.75% 1/15/14	10,000	11,424
		28,546
TOTAL CONSUMER DISCRETIONARY		154,459
CONSUMER STAPLES - 1.6%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,208
Anheuser-Busch InBev Worldwide, Inc.:
4.125% 1/15/15	5,700	6,139
5.375% 1/15/20	1,500	1,731
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,079
5.75% 10/23/17	5,185	6,047
Fortune Brands, Inc. 5.875% 1/15/36	10,000	9,976
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,900
4.875% 11/1/40	2,300	2,500
7.9% 11/1/18	6,000	7,949
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,804
3.15% 11/15/20	3,700	3,808
		59,141
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	$ 6,000	$ 6,588
6.125% 9/15/39	1,000	1,112
6.302% 6/1/37 (e)	5,809	5,794
Kroger Co. 3.9% 10/1/15	9,000	9,645
Safeway, Inc. 5% 8/15/19	1,000	1,074
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,554
5.625% 4/1/40	2,000	2,361
6.5% 8/15/37	8,275	10,435
		47,563
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,385
General Mills, Inc. 5.65% 2/15/19	13,501	15,848
Kellogg Co.:
3.25% 5/21/18	2,800	2,911
4.45% 5/30/16	2,000	2,217
Kraft Foods, Inc.:
6% 2/11/13	7,895	8,327
6.125% 2/1/18	5,497	6,345
6.75% 2/19/14	535	598
6.875% 2/1/38	5,250	6,523
		47,154
Household Products - 0.1%
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,141
3.15% 9/1/15	4,500	4,817
		9,958
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	6,065	7,937
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,199
4.875% 5/16/13	8,937	9,459
5.65% 5/16/18	6,789	7,888
6.375% 5/16/38	1,450	1,774
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 2,899	$ 3,288
7.25% 6/15/37	7,220	8,043
		40,588
TOTAL CONSUMER STAPLES		204,404
ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,245
Halliburton Co.:
6.15% 9/15/19	2,000	2,436
7.45% 9/15/39	1,500	2,079
Noble Holding International Ltd.:
3.05% 3/1/16	1,020	1,048
4.625% 3/1/21	1,340	1,375
Rowan Companies, Inc. 7.875% 8/1/19	500	588
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,816
5.15% 3/15/13	2,255	2,350
7% 3/15/38	5,580	6,168
		20,105
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	2,186
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,435
6.45% 9/15/36	2,675	2,980
Apache Corp. 5.1% 9/1/40	3,000	3,318
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,089
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,664
5.7% 5/15/17	1,148	1,335
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,512
ConocoPhillips:
4.6% 1/15/15	3,000	3,319
5.75% 2/1/19	2,902	3,437
6.5% 2/1/39	7,529	9,744
Devon Energy Corp. 5.625% 1/15/14	2,321	2,537
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,042
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP:
5.875% 12/15/16	$ 1,000	$ 1,140
6.5% 4/15/18	1,000	1,162
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,108
Enterprise Products Operating LP:
4.05% 2/15/22	2,425	2,419
4.6% 8/1/12	5,000	5,085
5.6% 10/15/14	1,937	2,127
5.65% 4/1/13	690	725
5.7% 2/15/42	2,000	2,106
6.65% 4/15/18	2,000	2,332
7.55% 4/15/38	2,000	2,488
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,180
EQT Corp. 8.125% 6/1/19	1,000	1,138
Hess Corp. 5.6% 2/15/41	3,400	3,612
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,314
5.625% 9/1/41	1,000	987
6.55% 9/15/40	3,000	3,236
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,327
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,001
5.125% 3/1/21	1,000	1,018
6.5% 3/1/41	1,000	1,091
Nexen, Inc.:
5.2% 3/10/15	900	967
5.875% 3/10/35	3,710	3,574
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	1,992
3.125% 2/15/22	2,000	2,013
Petro-Canada:
6.05% 5/15/18	3,650	4,279
6.8% 5/15/38	8,445	10,095
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	14,301
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,110
5.75% 1/15/20	1,000	1,101
6.125% 1/15/17	1,795	2,017
6.65% 1/15/37	2,795	3,138
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Shell International Finance BV:
1.875% 3/25/13	$ 7,000	$ 7,124
6.375% 12/15/38	4,200	5,558
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,188
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,574
5.1% 8/17/40	2,000	2,283
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,155
6.85% 6/1/39	2,000	2,425
Talisman Energy, Inc. 5.85% 2/1/37	5,000	5,179
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,000	1,057
6.1% 6/1/40	6,700	8,258
Valero Energy Corp. 6.625% 6/15/37	5,420	5,682
XTO Energy, Inc.:
5% 1/31/15	1,733	1,953
5.65% 4/1/16	1,189	1,410
		193,627
TOTAL ENERGY		213,732
FINANCIALS - 6.7%
Capital Markets - 1.4%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,236
BlackRock, Inc. 4.25% 5/24/21	6,500	6,637
Goldman Sachs Group, Inc.:
3.625% 2/7/16	5,000	4,705
3.7% 8/1/15	7,848	7,570
5.25% 10/15/13	1,500	1,525
5.25% 7/27/21	4,500	4,153
5.625% 1/15/17	7,000	6,791
6% 6/15/20	1,650	1,609
6.15% 4/1/18	1,951	1,948
6.25% 2/1/41	2,000	1,805
6.75% 10/1/37	19,510	17,357
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	14,496
Lazard Group LLC:
6.85% 6/15/17	3,804	3,988
7.125% 5/15/15	1,364	1,465
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	$ 3,140	$ 3,007
6.875% 4/25/18	6,991	6,613
Morgan Stanley:
2.875% 1/24/14	5,000	4,706
2.875% 7/28/14	1,000	927
4.2% 11/20/14	7,250	6,892
4.75% 4/1/14	4,287	4,114
5.45% 1/9/17	236	217
5.5% 7/28/21	1,000	872
5.625% 9/23/19	2,000	1,746
5.75% 1/25/21	5,000	4,465
5.95% 12/28/17	5,745	5,387
6% 5/13/14	3,242	3,223
6% 4/28/15	5,666	5,511
6.625% 4/1/18	5,055	4,755
7.3% 5/13/19	3,000	2,953
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,128
4.875% 3/16/15	5,000	4,848
6.125% 1/11/21	3,700	3,648
State Street Corp. 2.875% 3/7/16	3,340	3,422
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	999
4.3% 5/15/14	9,828	10,521
5.45% 5/15/19	2,000	2,249
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,274
3.875% 1/15/15	2,000	1,988
5.75% 4/25/18	1,700	1,743
5.875% 12/20/17	3,500	3,627
		171,120
Commercial Banks - 1.3%
American Express Bank FSB 6% 9/13/17	615	688
Bank of America NA:
5.3% 3/15/17	3,500	3,069
6% 10/15/36	2,419	2,014
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,002
4.375% 1/13/21	1,000	1,075
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Barclays Bank PLC:
3.9% 4/7/15	$ 6,600	$ 6,596
5.2% 7/10/14	2,000	2,071
BB&T Capital Trust IV 6.82% 6/12/77 (e)	3,510	3,501
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	999
Comerica, Inc. 3% 9/16/15	1,268	1,292
Credit Suisse New York Branch:
2.2% 1/14/14	7,948	7,828
6% 2/15/18	15,651	15,155
Export-Import Bank of Korea 5.5% 10/17/12	2,235	2,293
Fifth Third Bancorp:
3.625% 1/25/16	2,000	2,004
4.5% 6/1/18	824	798
8.25% 3/1/38	2,079	2,494
Fifth Third Bank 4.75% 2/1/15	3,422	3,531
HSBC Holdings PLC:
5.1% 4/5/21	2,800	2,890
6.5% 9/15/37	10,000	9,528
JPMorgan Chase Bank 6% 10/1/17	7,075	7,566
KeyBank NA 5.8% 7/1/14	1,109	1,184
KeyCorp. 3.75% 8/13/15	7,000	7,153
PNC Funding Corp. 6.7% 6/10/19	2,500	2,986
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	991
4.5% 1/11/21	1,000	1,043
5.25% 5/24/41	3,000	3,003
Regions Bank 7.5% 5/15/18	2,000	1,920
Royal Bank of Canada 2.3% 7/20/16	3,000	3,027
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,211
2.5% 7/14/16	1,200	1,215
U.S. Bancorp:
3.15% 3/4/15	5,000	5,225
4.125% 5/24/21	3,000	3,256
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (a)(e)	2,905	2,579
UnionBanCal Corp. 5.25% 12/16/13	656	676
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,462
6.6% 1/15/38	10,000	10,907
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.5% 5/1/13	$ 14,000	$ 14,825
5.625% 10/15/16	3,367	3,593
5.75% 6/15/17	2,905	3,275
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,701
Westpac Banking Corp.:
1.85% 12/9/13	9,800	9,870
4.875% 11/19/19	3,700	3,845
		169,341
Consumer Finance - 0.9%
American Express Co.:
7.25% 5/20/14	1,500	1,672
8.15% 3/19/38	8,500	11,910
American Express Credit Corp. 2.75% 9/15/15	5,000	4,949
Capital One Bank Glen Allen Virginia 8.8% 7/15/19	2,020	2,351
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,083
7.375% 5/23/14	1,578	1,725
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,252
2.75% 6/24/15	1,500	1,553
Discover Financial Services:
6.45% 6/12/17	2,263	2,336
10.25% 7/15/19	1,000	1,183
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,166
2.95% 5/9/16	11,691	11,702
3.5% 6/29/15	12,081	12,471
4.65% 10/17/21	2,000	2,006
5.625% 9/15/17	7,044	7,729
5.625% 5/1/18	15,000	16,383
6.375% 11/15/67 (e)	9,000	8,679
John Deere Capital Corp. 1.6% 3/3/14	8,400	8,531
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,027
		115,708
Diversified Financial Services - 1.7%
Bank of America Corp. 5.75% 12/1/17	5,855	5,337
BB&T Corp. 2.05% 4/28/14	2,000	2,025
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BNP Paribas:
2.125% 12/21/12	$ 2,000	$ 1,951
3.6% 2/23/16	10,380	9,733
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,025
3.125% 10/1/15	2,500	2,579
3.875% 3/10/15	2,000	2,110
4.5% 10/1/20	2,000	2,151
4.75% 3/10/19	1,000	1,094
Capital One Capital V 10.25% 8/15/39	3,557	3,690
Capital One Capital VI 8.875% 5/15/40	1,000	1,005
Citigroup, Inc.:
3.953% 6/15/16	1,450	1,422
4.75% 5/19/15	15,244	15,318
5.5% 4/11/13	13,899	14,236
6.125% 5/15/18	5,731	5,967
6.5% 8/19/13	6,095	6,343
8.125% 7/15/39	8,000	9,264
8.5% 5/22/19	2,000	2,313
CME Group, Inc. 5.75% 2/15/14	501	547
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,011
3.875% 8/18/14	5,000	5,113
Export Development Canada 1.25% 10/27/15	3,000	3,035
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,208
6.375% 5/15/38	7,218	9,241
JPMorgan Chase & Co.:
3.15% 7/5/16	1,500	1,477
3.4% 6/24/15	10,710	10,880
3.7% 1/20/15	5,000	5,100
4.35% 8/15/21	2,000	1,950
4.625% 5/10/21	1,500	1,494
4.65% 6/1/14	4,000	4,230
5.5% 10/15/40	5,700	5,848
5.6% 7/15/41	1,500	1,575
6.3% 4/23/19	10,000	11,047
Kreditanstalt fur Wiederaufbau:
1.875% 1/14/13	3,100	3,144
4% 1/27/20	3,000	3,337
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Kreditanstalt fur Wiederaufbau: - continued
4.875% 6/17/19	$ 25,000	$ 29,837
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,043
3.875% 9/16/15	4,000	4,315
TECO Finance, Inc. 4% 3/15/16	2,875	3,017
		211,012
Insurance - 0.8%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,488
Allstate Corp.:
5.95% 4/1/36	3,100	3,267
6.2% 5/16/14	4,000	4,464
7.45% 5/16/19	3,000	3,584
American International Group, Inc.:
3.65% 1/15/14	3,700	3,576
5.05% 10/1/15	3,000	2,877
5.85% 1/16/18	2,000	1,932
6.4% 12/15/20	2,900	2,836
8.25% 8/15/18	4,000	4,274
Aon Corp. 3.125% 5/27/16	8,000	8,020
Assurant, Inc. 5.625% 2/15/14	1,894	1,971
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	580
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,609
MetLife, Inc.:
2.375% 2/6/14	3,000	3,049
5% 6/15/15	1,153	1,250
5.875% 2/6/41	2,400	2,551
6.125% 12/1/11	981	981
7.717% 2/15/19	9,000	10,960
Prudential Financial, Inc.:
5.15% 1/15/13	3,146	3,266
5.4% 6/13/35	447	406
5.5% 3/15/16	421	446
5.625% 5/12/41	2,000	1,842
5.7% 12/14/36	380	354
6.2% 1/15/15	1,340	1,458
6.2% 11/15/40	2,400	2,355
7.375% 6/15/19	3,000	3,440
8.875% 6/15/38 (e)	2,944	3,297
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.:
5.75% 5/15/18	$ 4,175	$ 4,875
6.5% 5/15/38	3,510	4,312
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,089
		101,409
Real Estate Investment Trusts - 0.0%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	548
HRPT Properties Trust:
5.75% 11/1/15	881	915
6.25% 6/15/17	1,221	1,283
6.65% 1/15/18	612	651
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,128
		4,525
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,008
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,030
Duke Realty LP:
5.4% 8/15/14	5,172	5,390
5.95% 2/15/17	630	665
6.25% 5/15/13	1,000	1,046
6.5% 1/15/18	1,000	1,074
ERP Operating LP 5.5% 10/1/12	3,403	3,502
Liberty Property LP:
4.75% 10/1/20	1,000	1,001
5.125% 3/2/15	840	894
5.5% 12/15/16	1,000	1,072
Regency Centers LP:
5.25% 8/1/15	2,113	2,241
5.875% 6/15/17	1,046	1,133
Simon Property Group LP:
4.2% 2/1/15	1,820	1,923
5.65% 2/1/20	4,300	4,802
Tanger Properties LP:
6.125% 6/1/20	4,408	4,802
6.15% 11/15/15	24	26
		32,609
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
4.5% 4/1/15	16,765	15,579
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
5% 5/13/21	$ 4,000	$ 3,385
5.875% 1/5/21	6,640	5,878
6.5% 8/1/16	15,000	14,494
U.S. Central Federal Credit Union 1.9% 10/19/12	1,500	1,524
		40,860
TOTAL FINANCIALS		846,584
HEALTH CARE - 1.1%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,313
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,333
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,402
4.125% 3/15/21	2,800	3,034
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,063
		9,832
Health Care Providers & Services - 0.3%
Aetna, Inc. 4.125% 6/1/21	7,000	7,197
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,932
6.3% 8/15/14	3,584	3,898
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,044
6.25% 6/15/14	2,000	2,188
7.25% 6/15/19	2,000	2,337
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	1,981
WellPoint, Inc.:
5% 12/15/14	7,200	7,832
5.8% 8/15/40	4,000	4,556
		33,965
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,088
Pharmaceuticals - 0.7%
Abbott Laboratories 4.125% 5/27/20	9,500	10,199
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,392
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AstraZeneca PLC: - continued
6.45% 9/15/37	$ 3,250	$ 4,191
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,441
Hospira, Inc. 6.4% 5/15/15	2,000	2,225
Johnson & Johnson:
1.2% 5/15/14	4,700	4,763
4.85% 5/15/41	4,260	4,849
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,033
3.875% 1/15/21	1,000	1,092
4% 6/30/15	3,000	3,278
5% 6/30/19	5,970	6,935
5.85% 6/30/39	1,000	1,232
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,812
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,520
6.2% 3/15/19	4,000	4,881
7.2% 3/15/39	5,400	7,576
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,068
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,074
6.125% 8/15/19	1,000	1,152
Wyeth 5.5% 2/1/14	5,400	5,936
		88,649
TOTAL HEALTH CARE		136,847
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
General Dynamics Corp. 2.25% 7/15/16	2,400	2,462
Honeywell International, Inc.:
5.375% 3/1/41	1,400	1,651
5.4% 3/15/16	3,400	3,931
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	2,981
4.85% 9/15/41	2,700	2,640
Raytheon Co.:
1.625% 10/15/15	1,000	994
3.125% 10/15/20	2,000	1,969
4.875% 10/15/40	1,000	1,032
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.:
5% 3/15/14	$ 3,000	$ 3,288
6% 3/15/19	1,000	1,196
6.875% 3/15/39	2,000	2,741
United Technologies Corp.:
4.5% 4/15/20	4,000	4,416
5.7% 4/15/40	2,000	2,367
6.125% 2/1/19	4,000	4,868
		36,536
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,170
6.2% 1/15/38	2,500	3,152
		7,322
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	2,580	2,622
6.9% 7/2/19	749	768
		3,390
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,561
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.45% 10/15/12	613	638
6% 10/15/17	2,902	3,453
6.55% 10/15/37	4,250	5,335
Danaher Corp.:
1.3% 6/23/14	2,900	2,933
3.9% 6/23/21	2,900	3,165
General Electric Co. 5.25% 12/6/17	18,540	20,723
		36,247
Machinery - 0.1%
Caterpillar, Inc.:
3.9% 5/27/21	3,000	3,206
5.3% 9/15/35	7,000	8,170
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.:
4.375% 10/16/19	$ 3,000	$ 3,318
5.375% 10/16/29	1,000	1,219
		15,913
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,504
CSX Corp. 7.375% 2/1/19	10,000	12,448
Norfolk Southern Corp. 5.75% 1/15/16	10,000	11,436
Union Pacific Corp.:
4.75% 9/15/41	2,800	2,916
6.125% 1/15/12	2,900	2,918
		35,222
TOTAL INDUSTRIALS		139,191
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,168
4.45% 1/15/20	2,000	2,223
4.95% 2/15/19	3,479	3,944
5.9% 2/15/39	12,416	14,790
Nokia Corp.:
5.375% 5/15/19	1,000	986
6.625% 5/15/39	1,000	918
		26,029
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	2,000	2,193
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,025
4.3% 6/1/21	2,780	2,826
4.75% 6/2/14	8,300	8,897
6% 9/15/41	1,500	1,615
		17,556
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,128
6% 10/1/12	3,840	3,997
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,695
7.125% 10/1/37	2,475	3,151
		12,971
Internet Software & Services - 0.1%
Google, Inc.:
1.25% 5/19/14	4,720	4,789
3.625% 5/19/21	3,780	4,028
		8,817
IT Services - 0.2%
International Business Machines Corp.:
1.95% 7/22/16	1,500	1,526
7.625% 10/15/18	13,000	17,052
		18,578
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,039
4.5% 5/15/21	4,000	3,976
5.5% 5/15/12	1,586	1,618
5.625% 12/15/19	1,000	1,078
8.25% 5/15/14	3,902	4,423
		12,134
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,103
2.95% 6/1/14	2,000	2,111
4.2% 6/1/19	2,000	2,256
5.3% 2/8/41	1,500	1,807
Oracle Corp.:
5.375% 7/15/40 (a)	4,000	4,600
5.75% 4/15/18	7,400	8,820
		21,697
TOTAL INFORMATION TECHNOLOGY		117,782
MATERIALS - 0.9%
Chemicals - 0.3%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,114
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.:
4.85% 8/15/12	$ 10,000	$ 10,255
5.9% 2/15/15	2,500	2,766
7.6% 5/15/14	3,000	3,391
8.55% 5/15/19	2,358	2,968
9.4% 5/15/39	3,000	4,395
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,262
4.625% 1/15/20	3,000	3,411
Lubrizol Corp. 8.875% 2/1/19	919	1,252
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	2,000	2,139
4.875% 3/30/20	1,500	1,685
Praxair, Inc. 3.25% 9/15/15	3,200	3,411
		41,049
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,925
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,254
6.8% 8/1/19	3,000	3,532
		6,786
Metals & Mining - 0.5%
Alcoa, Inc. 5.4% 4/15/21	10,000	9,519
ArcelorMittal SA:
3.75% 8/5/15	7,800	7,395
7% 10/15/39	4,400	3,870
9.85% 6/1/19	2,000	2,169
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,957	1,985
5.5% 4/1/14	2,500	2,752
6.5% 4/1/19	2,500	3,075
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,086
6.25% 10/1/39	1,600	1,822
Rio Tinto Finance (USA) Ltd.:
5.2% 11/2/40	1,000	1,095
6.5% 7/15/18	1,398	1,650
7.125% 7/15/28	2,000	2,639
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
8.95% 5/1/14	$ 4,000	$ 4,678
Teck Resources Ltd. 4.75% 1/15/22	3,850	3,968
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,645
6.25% 1/23/17	9,395	10,382
		64,730
TOTAL MATERIALS		114,490
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,797
AT&T, Inc.:
2.4% 8/15/16	2,000	2,021
5.55% 8/15/41	2,000	2,168
5.8% 2/15/19	4,000	4,613
6.3% 1/15/38	838	975
6.7% 11/15/13	1,162	1,284
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,218
British Telecommunications PLC 9.875% 12/15/30	4,515	6,265
CenturyLink, Inc.:
6.15% 9/15/19	5,000	4,811
6.45% 6/15/21	5,250	5,059
7.6% 9/15/39	2,500	2,351
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,556
5.875% 8/20/13	10,000	10,637
6.75% 8/20/18	3,595	4,222
France Telecom SA:
2.125% 9/16/15	1,000	984
5.375% 7/8/19	4,000	4,322
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,368
5.875% 8/15/12	968	1,002
6.15% 9/15/34	5,270	5,923
6.45% 6/15/34	11,795	13,493
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	2,945
5.25% 10/1/15	4,571	4,133
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
6.999% 6/4/18	$ 1,776	$ 1,610
7.175% 6/18/19	6,000	5,416
Telefonica Emisiones SAU:
3.992% 2/16/16	3,850	3,605
4.949% 1/15/15	3,000	2,960
5.462% 2/16/21	2,700	2,408
5.877% 7/15/19	2,000	1,888
6.421% 6/20/16	1,151	1,167
7.045% 6/20/36	2,600	2,337
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,666
6.35% 4/1/19	6,000	7,156
6.9% 4/15/38	6,025	7,605
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,655
		131,620
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 11/15/37	8,365	9,153
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	10,310
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,528
4.75% 10/1/14	4,500	4,867
5.875% 10/1/19	2,905	3,200
6.35% 3/15/40	1,000	1,089
6.375% 3/1/41	2,100	2,303
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,559
8.5% 11/15/18	3,486	4,633
Vodafone Group PLC:
2.875% 3/16/16	440	453
3.375% 11/24/15	1,000	1,056
5% 12/16/13	2,275	2,440
5.45% 6/10/19	6,000	6,861
		53,452
TOTAL TELECOMMUNICATION SERVICES		185,072
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 1.6%
Electric Utilities - 1.1%
Alabama Power Co. 5.2% 6/1/41	$ 3,850	$ 4,539
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,919
AmerenUE 6.4% 6/15/17	2,959	3,523
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,376
8.875% 11/15/18	2,000	2,682
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,462
3.4% 9/1/21	1,000	1,018
5.8% 3/15/18	9,945	11,632
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	5,102
6% 1/15/38	3,450	4,401
Duke Energy Corp. 3.95% 9/15/14	4,500	4,806
Edison International 3.75% 9/15/17	3,000	3,068
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,879
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,825
Nevada Power Co. 6.5% 8/1/18	1,555	1,862
Northern States Power Co. 5.25% 3/1/18	10,500	12,370
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	4,507
PacifiCorp 6% 1/15/39	6,193	7,647
Pennsylvania Electric Co. 6.05% 9/1/17	757	862
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,004
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,908
6% 12/1/39	3,200	3,876
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,088
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,649
Southern California Edison Co. 4.5% 9/1/40	7,190	7,681
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,935
6.55% 5/15/36	5,500	7,168
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,735
6% 5/15/37	2,000	2,525
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,490
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,166
		138,705
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	438	500
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	$ 2,036	$ 2,231
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,619
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,381
		11,231
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,330
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,228
5.5% 12/1/39	2,500	2,989
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,016
2.6686% 9/30/66 (e)	1,000	845
4.9% 8/1/41	2,000	2,099
7.5% 6/30/66 (e)	1,000	1,050
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,321
5.875% 10/1/12	2,893	3,008
6.5% 9/15/37	7,605	9,514
National Grid PLC 6.3% 8/1/16	1,463	1,678
NiSource Finance Corp.:
5.25% 9/15/17	835	917
5.4% 7/15/14	1,334	1,445
5.45% 9/15/20	5,111	5,544
6.25% 12/15/40	2,453	2,592
6.4% 3/15/18	1,532	1,759
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,095
Sempra Energy:
6% 10/15/39	1,000	1,202
6.5% 6/1/16	3,000	3,490
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,228
		52,350
TOTAL UTILITIES		202,786
TOTAL NONCONVERTIBLE BONDS (Cost $2,126,009)		2,315,347
U.S. Government and Government Agency Obligations - 44.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.5%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.375% 12/28/12	$ 80,420	$ 80,591
0.5% 10/30/12	23,650	23,710
0.5% 8/9/13	9,861	9,881
0.875% 8/28/14	68,669	68,942
1% 4/4/12	41,600	41,729
1.75% 2/22/13	22,745	23,142
2% 1/9/12	3,050	3,056
3.625% 2/12/13	55,295	57,494
5% 2/16/12	13,565	13,703
Federal Farm Credit Bank 3% 9/22/14	50,000	53,225
Federal Home Loan Bank:
0.375% 11/27/13	31,975	31,922
1.625% 11/21/12	78,670	79,706
5% 11/17/17	33,300	39,749
Freddie Mac:
0.625% 12/28/12	18,110	18,182
0.75% 3/28/13	31,355	31,530
1% 8/27/14	13,211	13,331
1.125% 7/27/12	28,500	28,665
1.75% 9/10/15	20,385	20,964
2.125% 3/23/12	17,776	17,887
3.75% 3/27/19	2,300	2,587
4.875% 6/13/18	66,960	79,912
6.25% 7/15/32	7,700	10,971
6.75% 3/15/31	26,000	38,228
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,100
5.375% 4/1/56	5,395	7,163
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		821,370
U.S. Treasury Obligations - 36.8%
U.S. Treasury Bonds:
3.5% 2/15/39	12,115	13,190
3.75% 8/15/41	22,950	26,106
3.875% 8/15/40	30,080	34,897
4.25% 5/15/39	26,000	32,053
4.25% 11/15/40	811	1,001
4.375% 2/15/38	11,000	13,805
4.375% 11/15/39	100	126
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.375% 5/15/40	$ 8,000	$ 10,070
4.375% 5/15/41	65,065	82,073
4.5% 2/15/36	18,000	22,891
4.5% 5/15/38	15,000	19,198
4.5% 8/15/39	39,000	49,975
4.625% 2/15/40	21,500	28,111
4.75% 2/15/37	11,000	14,523
4.75% 2/15/41	54,830	73,215
5% 5/15/37	11,000	15,055
5.375% 2/15/31	51,240	71,128
6.25% 5/15/30	86,360	130,350
8% 11/15/21	75,392	116,304
8.75% 5/15/17	8,000	11,264
8.875% 8/15/17	5,000	7,145
8.875% 2/15/19	7,000	10,542
9% 11/15/18	4,000	6,013
9.125% 5/15/18	3,000	4,455
U.S. Treasury Notes:
0.125% 8/31/13	175,690	175,319
0.125% 9/30/13	116,470	116,192
0.25% 10/31/13	112,680	112,671
0.25% 11/30/13	152,110	152,086
0.25% 9/15/14	16,970	16,912
0.375% 6/30/13	195,620	196,071
0.375% 7/31/13	161,460	161,826
0.375% 11/15/14	11,080	11,073
0.5% 5/31/13	79,460	79,792
0.5% 8/15/14	17,980	18,043
0.5% 10/15/14	41,180	41,305
0.75% 12/15/13	980	989
0.875% 11/30/16	52,120	51,888
1% 7/15/13	19,000	19,235
1% 8/31/16	100,010	100,479
1% 9/30/16	46,030	46,203
1% 10/31/16	86,750	86,994
1.25% 3/15/14	330	337
1.25% 4/15/14	653	667
1.25% 8/31/15	92,000	94,228
1.25% 9/30/15	6,000	6,141
1.25% 10/31/15	39,660	40,552
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 9/30/18	$ 25,650	$ 25,436
1.375% 11/30/18	10,230	10,121
1.5% 12/31/13	1,300	1,333
1.5% 6/30/16	86,270	88,757
1.5% 7/31/16	33,540	34,491
1.5% 8/31/18	42,320	42,383
1.75% 1/31/14	13,759	14,189
1.75% 3/31/14	950	982
1.75% 7/31/15	53,000	55,224
1.75% 5/31/16	13,840	14,409
1.75% 10/31/18	20,430	20,743
1.875% 2/28/14	1,660	1,718
1.875% 4/30/14	23,821	24,705
1.875% 6/30/15	79,000	82,641
1.875% 8/31/17	25,000	25,953
1.875% 10/31/17	13,000	13,471
2% 4/30/16	49,100	51,689
2% 11/15/21	38,620	38,342
2.125% 5/31/15	98,000	103,359
2.125% 12/31/15	18,710	19,798
2.125% 2/29/16	145,700	154,123
2.125% 8/15/21	104,050	104,668
2.25% 5/31/14	20,570	21,542
2.25% 3/31/16	54,000	57,447
2.25% 11/30/17	11,000	11,629
2.375% 2/28/15	32,434	34,410
2.375% 7/31/17	25,000	26,658
2.5% 3/31/15	52,000	55,449
2.5% 4/30/15	105,000	112,030
2.5% 6/30/17	2,000	2,148
2.625% 6/30/14	31,801	33,649
2.625% 7/31/14	11,830	12,537
2.625% 12/31/14	49,640	52,956
2.625% 2/29/16	13,600	14,670
2.625% 4/30/18	10,200	10,994
2.625% 8/15/20	141,000	149,460
2.625% 11/15/20	94,180	99,617
2.75% 11/30/16	25,000	27,156
2.75% 12/31/17	3,000	3,261
3% 8/31/16	12,402	13,620
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3% 9/30/16	$ 22,000	$ 24,164
3.125% 10/31/16	23,900	26,393
3.125% 5/15/19	10,010	11,077
3.125% 5/15/21	63,190	69,297
3.25% 5/31/16	14,200	15,735
3.25% 12/31/16	25,000	27,781
3.375% 11/15/19	27,740	31,181
3.5% 2/15/18	4,000	4,523
3.5% 5/15/20	81,800	92,696
3.625% 8/15/19	20,000	22,845
3.625% 2/15/20	59,600	68,149
3.625% 2/15/21	39,800	45,422
3.875% 5/15/18	8,000	9,243
4% 2/15/14	11,600	12,541
4% 2/15/15	9,600	10,673
4% 8/15/18	22,000	25,633
4.125% 5/15/15	19,300	21,687
4.25% 8/15/13	5,600	5,981
4.25% 11/15/13	12,007	12,936
4.25% 11/15/17	16,000	18,800
4.5% 5/15/17	13,000	15,344
4.625% 11/15/16	15,000	17,671
4.625% 2/15/17	14,000	16,559
4.75% 8/15/17	14,000	16,791
5.125% 5/15/16	13,100	15,586
TOTAL U.S. TREASURY OBLIGATIONS		4,628,969
Other Government Related - 1.4%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (c)	30,000	30,278
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (c)	50,000	50,309
2.125% 7/12/12 (FDIC Guaranteed) (c)	52,060	52,709
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (c)	$ 25,000	$ 25,529
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (c)	9,504	9,663
TOTAL OTHER GOVERNMENT RELATED		168,488
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,296,366)		5,618,827
U.S. Government Agency - Mortgage Securities - 35.0%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 22.0%
2.446% 11/1/34 (e)	25,909	26,957
3.104% 4/1/41 (e)	21,295	22,095
4% 12/1/13 to 11/1/41	569,970	596,416
4% 12/1/26 (d)	107,600	112,949
4% 12/1/26 (d)	14,000	14,696
4% 10/1/41	349	366
4% 12/1/41 (d)	17,900	18,646
4% 12/1/41 (d)	700	729
4% 12/1/41 (d)	22,000	22,917
4.5% 4/1/18 to 11/1/41	634,699	673,005
4.5% 12/1/26 (d)	12,200	12,969
4.5% 12/1/41 (d)	6,300	6,660
4.505% 11/1/34 (e)	4,649	4,917
5% 12/1/17 to 4/1/41	354,743	381,307
5% 12/1/26 (d)	5,000	5,364
5% 12/1/41 (d)	64,700	69,533
5.5% 12/1/13 to 6/1/40	316,156	343,733
5.5% 12/1/26 (d)	2,000	2,164
5.5% 12/1/41 (d)	22,900	24,857
6% 8/1/22 to 11/1/39	257,299	283,666
6% 12/1/41 (d)	18,000	19,730
6% 12/1/41 (d)	11,300	12,386
6% 12/1/41 (d)	3,000	3,288
6.5% 5/1/31 to 9/1/38	95,500	106,012
6.5% 12/1/41 (d)	1,000	1,106
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		2,766,468
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 3.9%
1.977% 3/1/36 (e)	$ 10,906	$ 11,186
2.443% 12/1/35 (e)	9,788	10,314
4% 10/1/40 to 10/1/41	73,682	76,854
4% 12/1/41 (d)	21,300	22,150
4% 1/1/42 (d)	21,300	22,106
4.5% 6/1/25 to 10/1/41	95,961	101,265
4.817% 3/1/35 (e)	11,025	11,656
5% 4/1/23 to 9/1/40	93,451	100,298
5% 12/1/41 (d)	20,900	22,340
5.5% 1/1/36 to 3/1/39	86,569	93,494
5.768% 9/1/37 (e)	4,431	4,685
6% 4/1/32 to 8/1/37	6,422	7,109
6.5% 8/1/36 to 12/1/37	3,860	4,266
11.75% 9/1/13	2	2
TOTAL FREDDIE MAC		487,725
Ginnie Mae - 9.1%
4% 1/15/25 to 11/15/41	91,619	97,923
4% 7/15/41	497	532
4% 12/1/41 (d)	45,600	48,620
4% 12/1/41 (d)	45,600	48,620
4% 12/1/41 (d)	41,100	43,822
4% 12/1/41 (d)	4,500	4,798
4% 12/1/41 (d)	13,000	13,826
4% 1/1/42 (d)	41,100	43,703
4% 1/1/42 (d)	13,000	13,823
4.5% 9/15/33 to 8/15/41	246,663	268,523
4.5% 3/15/40	172	187
4.5% 6/15/40	193	211
4.5% 8/15/40	261	284
4.5% 9/15/40	551	600
4.5% 3/15/41	291	317
4.5% 5/15/41	123	134
4.5% 6/15/41	193	210
4.5% 6/15/41	254	277
4.5% 7/15/41	144	157
4.5% 7/15/41	258	281
4.5% 8/15/41	182	198
4.5% 9/15/41	193	211
4.5% 9/15/41	557	606
4.5% 9/15/41	149	163
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 9/15/41	$ 117	$ 127
4.5% 10/15/41	662	721
4.5% 10/15/41	336	366
4.5% 10/15/41	437	476
4.5% 10/15/41	296	323
4.5% 10/15/41	155	168
4.5% 10/15/41	290	316
4.5% 12/1/41 (d)	10,500	11,408
4.5% 12/1/41 (d)	35,100	38,137
4.5% 12/1/41 (d)	31,300	34,008
4.5% 12/1/41 (d)	7,500	8,138
4.5% 1/1/42 (d)	41,800	45,323
4.5% 1/1/42 (d)	2,000	2,169
5% 4/15/39 to 9/15/40	182,666	202,348
5% 12/1/41 (d)	2,000	2,201
5% 12/1/41 (d)	14,600	16,069
5% 12/1/41 (d)	2,000	2,201
5% 1/1/42 (d)	16,600	18,236
5.5% 10/15/35 to 4/15/41	79,945	89,558
5.5% 12/1/41 (d)	4,000	4,469
5.5% 12/1/41 (d)	1,000	1,117
6% 5/20/34 to 12/15/40	53,341	59,937
6% 12/1/41 (d)	1,000	1,125
6% 12/1/41 (d)	1,000	1,125
6.5% 8/20/36 to 2/15/39	21,983	24,902
TOTAL GINNIE MAE		1,152,994
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,286,509)		4,407,187
Asset-Backed Securities - 0.2%

AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	750	751
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,286
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,257
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,102
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,101
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (a)	$ 132	$ 132
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,856
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	865	796
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (e)	29	29
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (e)	92	89
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4872% 12/25/36 (e)	377	9
TOTAL ASSET-BACKED SECURITIES (Cost $25,465)		26,408
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	297
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7502% 7/16/34 (a)(e)	17	17
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	2,405	2,520
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	627
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	179	64
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,373)		3,525
Commercial Mortgage Securities - 2.5%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7126% 5/10/45 (e)	1,329	1,406
Series 2006-5:
Class A2, 5.317% 9/10/47	4,171	4,208
Class A3, 5.39% 9/10/47	1,768	1,822
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,669
Series 2007-4 Class A3, 5.7926% 2/10/51 (e)	1,265	1,329
Series 2006-6 Class E, 5.619% 10/10/45 (a)	733	130
Series 2007-3:
Class A3, 5.6235% 6/10/49 (e)	2,118	2,202
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3:
Class A4, 5.6235% 6/10/49 (e)	$ 2,643	$ 2,790
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,959
Series 2004-2:
Class A3, 4.05% 11/10/38	192	194
Class A4, 4.153% 11/10/38	1,608	1,668
Series 2005-1 Class A3, 4.877% 11/10/42	986	986
Series 2001-3 Class H, 6.562% 4/11/37 (a)	709	709
Series 2001-PB1:
Class J, 7.166% 5/11/35 (a)	317	315
Class K, 6.15% 5/11/35 (a)	590	583
Series 2005-3 Series A3B, 5.09% 7/10/43 (e)	3,939	4,110
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (a)(f)	2,471	86
Series 2007-5A, Class IO, 4.1484% 10/25/37 (a)(e)(f)	6,037	581
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	123	124
Series 2007-PW16 Class A4, 5.7153% 6/11/40 (e)	16,612	17,854
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,691
Series 2006-T22 Class A4, 5.5329% 4/12/38 (e)	159	178
Series 2007-PW16:
Class B, 5.7153% 6/11/40 (a)(e)	203	92
Class C, 5.7153% 6/11/40 (a)(e)	169	56
Class D, 5.7153% 6/11/40 (a)(e)	169	42
Series 2007-T28 Class A1, 5.422% 9/11/42	5	5
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (a)	1,490	1,545
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.5578% 8/15/21 (a)(e)	208	205
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,196
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	1,889	1,775
Series 2007-C6:
Class A1, 5.622% 12/10/49 (e)	784	783
Class A4, 5.6972% 12/10/49 (e)	9,950	10,778
Series 2008-C7 Class A2B, 6.072% 12/10/49 (e)	1,268	1,306
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	$ 2,212	$ 2,287
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,309
Class C, 5.476% 12/11/49	2,387	325
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8157% 5/15/46 (e)	1,268	1,324
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	304
COMM pass-thru certificates sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (e)	12	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,736
Series 2007-C9 Class A4, 5.8137% 12/10/49 (e)	2,805	3,068
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	6,844
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,593
Series 2007-C3 Class A4, 5.7135% 6/15/39 (e)	10,213	10,554
Series 2006-C4 Class AAB, 5.439% 9/15/39	4,659	4,762
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,181
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.599% 4/15/22 (a)(e)	4,524	3,257
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	91	92
Class A4, 4.75% 1/15/37	590	619
Series 2006-C1 Class A3, 5.4197% 2/15/39 (e)	4,702	4,960
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.399% 2/15/22 (a)(e)	480	403
Series 2007-C1 Class B, 5.487% 2/15/40 (a)(e)	1,938	291
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (a)	834	832
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	13,661
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (a)(e)	477	459
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,536	2,601
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,892
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7:
Class A3, 5.8769% 7/10/38 (e)	$ 3,342	$ 3,340
Class A4, 5.8769% 7/10/38 (e)	10,980	12,034
GS Mortgage Securities Corp. II sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	338	339
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	577	587
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4927% 12/12/44 (e)	3,116	3,225
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	887
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	505	519
Class A3, 5.336% 5/15/47	529	550
Series 2007-CB19 Class A4, 5.7385% 2/12/49 (e)	17,057	18,161
Series 2007-LD11 Class A2, 5.8017% 6/15/49 (e)	3,549	3,595
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	5,744
Series 2005-CB13 Class E, 5.3476% 1/12/43 (a)(e)	642	25
Series 2007-CB18 Class A1, 5.32% 6/12/47 (e)	2	2
Series 2007-CB19:
Class B, 5.7385% 2/12/49 (e)	108	39
Class C, 5.7385% 2/12/49 (e)	283	86
Class D, 5.7385% 2/12/49 (e)	298	67
Series 2007-LDP10 Class ES, 5.5379% 1/15/49 (a)(e)	656	35
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (a)	48	48
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.942% 7/15/44 (e)	3,327	3,610
Series 1998-C1 Class D, 6.98% 2/18/30	233	238
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	172	174
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,013
Series 2007-C1:
Class A3, 5.398% 2/15/40	5,000	5,164
Class A4, 5.424% 2/15/40	1,163	1,250
Series 2007-C2 Class A3, 5.43% 2/15/40	611	642
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,696
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C7 Class A3, 5.866% 9/15/45	$ 4,146	$ 4,440
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.479% 9/15/21 (a)(e)	406	357
Class E, 0.539% 9/15/21 (a)(e)	1,465	1,275
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2202% 11/12/37 (e)	860	869
Series 2005-LC1 Class F, 5.3796% 1/12/44 (a)(e)	1,103	558
Series 2006-C1 Class A2, 5.6206% 5/12/39 (e)	1,228	1,259
Series 2007-C1 Class A4, 5.8279% 6/12/50 (e)	4,800	5,188
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,906
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.363% 12/12/49 (e)	250	249
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	1,090	1,153
Series 2007-5:
Class A3, 5.364% 8/12/48	495	512
Class A4, 5.378% 8/12/48	51	52
Class B, 5.479% 8/12/48	3,804	1,355
Series 2007-6:
Class A1, 5.175% 3/12/51	4	4
Class A4, 5.485% 3/12/51 (e)	2,000	2,054
Series 2007-7 Class A4, 5.7419% 6/12/50 (e)	4,438	4,625
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	5,251	5,507
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	391
Series 2007-8 Class A3, 5.966% 8/12/49 (e)	1,094	1,178
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class C, 0.409% 10/15/20 (a)(e)	728	673
Class MHRO, 0.939% 10/15/20 (a)(e)	171	140
Class NHRO, 1.139% 10/15/20 (a)(e)	263	210
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,349	1,367
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	642	669
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	18	18
Class A4, 5.364% 3/15/44	5,000	5,211
Series 2006-IQ11:
Class A3, 5.6935% 10/15/42 (e)	1,355	1,395
Class A4, 5.7295% 10/15/42 (e)	380	422
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-T23 Class A3, 5.8123% 8/12/41 (e)	$ 647	$ 657
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	1,983
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	75	75
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.5233% 9/15/21 (a)(e)	252	191
Series 2007-WHL8:
Class AP1, 0.949% 6/15/20 (a)(e)	17	16
Class AP2, 1.049% 6/15/20 (a)(e)	30	26
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,306	1,312
Series 2003-C8 Class A3, 4.445% 11/15/35	4,655	4,669
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,470
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,089	1,099
Class A4, 5.305% 12/15/43	373	385
Class A5, 5.342% 12/15/43	1,357	1,397
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	8,804
Series 2007-C32:
Class A2, 5.7374% 6/15/49 (e)	8,494	8,658
Class A3, 5.7424% 6/15/49 (e)	7,152	7,407
Series 2003-C6 Class G, 5.125% 8/15/35 (a)(e)	602	591
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,172
Series 2005-C22:
Class B, 5.3591% 12/15/44 (e)	2,812	2,030
Class F, 5.3591% 12/15/44 (a)(e)	2,115	806
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,115
Series 2006-C25 Class AM, 5.7367% 5/15/43 (e)	664	652
Series 2007-C30 Class C, 5.483% 12/15/43 (e)	3,804	1,632
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.899% 2/15/51 (e)	839	868
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $234,922)		310,866
Municipal Securities - 0.8%
	Principal Amount (000s)	Value (000s)
American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	$ 9,720	$ 13,261
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,355
7.55% 4/1/39	15,000	17,858
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,709
Series 2011:
5.665% 3/1/18	3,500	3,698
5.877% 3/1/19	3,500	3,713
4.511% 3/1/15	1,590	1,648
4.961% 3/1/16	2,830	2,958
5.365% 3/1/17	1,875	1,961
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	4,980	5,722
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	10,895
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,364
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,488
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,129
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	10,841
TOTAL MUNICIPAL SECURITIES (Cost $96,242)		105,600
Foreign Government and Government Agency Obligations - 1.3%

Brazilian Federative Republic:
4.875% 1/22/21	4,045	4,480
5.625% 1/7/41	13,000	14,723
Canadian Government 2.375% 9/10/14	3,000	3,152
Chilean Republic:
3.25% 9/14/21	9,000	9,023
7.125% 1/11/12	3,016	3,036
Export Development Canada 1.25% 10/26/16	1,000	1,002
Hydro-Quebec 2% 6/30/16	5,310	5,392
Italian Republic:
2.125% 10/5/12	2,000	1,910
3.125% 1/26/15	16,000	13,811
New Brunswick Province 2.75% 6/15/18	4,350	4,493
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Ontario Province:
1.375% 1/27/14	$ 2,000	$ 2,019
2.3% 5/10/16	2,000	2,060
4% 10/7/19	15,000	16,329
4.1% 6/16/14	15,000	16,216
Polish Government 5% 3/23/22	9,500	9,310
Province of British Columbia 2.1% 5/18/16	3,800	3,945
Quebec Province 2.75% 8/25/21	20,000	19,630
United Mexican States:
5.125% 1/15/20	23,500	26,285
6.05% 1/11/40	6,000	7,095
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $157,256)		163,911
Supranational Obligations - 1.1%

African Development Bank:
euro 3% 5/27/14	5,000	5,280
1.75% 10/1/12	1,000	1,011
Asian Development Bank 2.75% 5/21/14	30,000	31,499
Corporacion Andina de Fomento:
5.2% 5/21/13	240	252
6.875% 3/15/12	390	395
8.125% 6/4/19	2,000	2,413
European Investment Bank:
1.625% 3/15/13	3,000	3,018
1.75% 9/14/12	4,000	4,028
2.875% 1/15/15	5,000	5,195
3.125% 6/4/14	72,000	75,099
Inter-American Development Bank:
euro 1.75% 10/22/12	5,000	5,063
3.875% 9/17/19	5,000	5,672
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,093
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $136,173)		143,018
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (b)(e)	$ 1,042	$ 727
MUFG Capital Finance 1 Ltd. 6.346% (b)(e)	1,725	1,804

TOTAL PREFERRED SECURITIES (Cost $1,550)		2,531
Cash Equivalents - 4.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $571,898)	$ 571,900	571,898
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $12,934,763)		13,669,118
NET OTHER ASSETS (LIABILITIES) - (8.6)%		(1,083,454)
NET ASSETS - 100%		$ 12,585,664
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates
4% 12/1/26	$ (92,900)	(97,519)
4% 12/1/41	(1,000)	(1,042)
4% 12/1/41	(500)	(521)
4.5% 12/1/26	(1,000)	(1,063)
4.5% 12/1/41	(500)	(529)
4.5% 12/1/41	(400)	(423)
4.5% 12/1/41	(2,300)	(2,431)
4.5% 12/1/41	(2,000)	(2,114)
5% 12/1/41	(2,000)	(2,149)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
5.5% 12/1/41	$ (1,000)	$ (1,085)
6% 12/1/41	(11,300)	(12,386)
6% 12/1/41	(11,300)	(12,386)
6% 12/1/41	(3,700)	(4,056)
6% 12/1/41	(3,000)	(3,288)
6% 12/1/41	(3,000)	(3,288)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(144,280)
Freddie Mac
4% 12/1/41	(21,300)	(22,150)
Ginnie Mae
4% 12/1/41	(45,600)	(48,620)
4% 12/1/41	(4,500)	(4,798)
4% 12/1/41	(41,100)	(43,822)
4% 12/1/41	(2,400)	(2,559)
4% 12/1/41	(41,100)	(43,822)
4% 12/1/41	(4,500)	(4,798)
4% 12/1/41	(1,000)	(1,066)
4% 12/1/41	(2,000)	(2,132)
4% 1/1/42	(800)	(851)
4.5% 12/1/41	(3,800)	(4,129)
4.5% 12/1/41	(41,800)	(45,416)
4.5% 12/1/41	(31,300)	(34,008)
4.5% 1/1/42	(1,700)	(1,843)
4.5% 1/1/42	(6,000)	(6,506)
5% 12/1/41	(16,600)	(18,271)
5% 12/1/41	(2,000)	(2,201)
5% 1/1/42	(1,900)	(2,087)
5% 1/1/42	(1,000)	(1,099)
TOTAL GINNIE MAE		(268,028)
TOTAL TBA SALE COMMITMENTS (Proceeds $433,700)		$ (434,458)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,312,000 or 0.2% of net assets.

(b) Security is perpetual in nature with no stated maturity date.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $168,488,000 or 1.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$571,898,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 50,356
ING Financial Markets LLC	171,210
Mizuho Securities USA, Inc.	343,392
RBC Capital Markets Corp.	6,940
$ 571,898
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,315,347	$ -	$ 2,315,347	$ -
U.S. Government and Government Agency Obligations	5,618,827	-	5,618,827	-
U.S. Government Agency - Mortgage Securities	4,407,187	-	4,407,187	-
Asset-Backed Securities	26,408	-	25,603	805
Collateralized Mortgage Obligations	3,525	-	3,164	361
Commercial Mortgage Securities	310,866	-	298,512	12,354
Municipal Securities	105,600	-	105,600	-
Foreign Government and Government Agency Obligations	163,911	-	163,911	-
Supranational Obligations	143,018	-	143,018	-
Preferred Securities	2,531	-	2,531	-
Cash Equivalents	571,898	-	571,898	-
Total Investments in Securities:	$ 13,669,118	$ -	$ 13,655,598	$ 13,520
Other Financial Instruments:
TBA Sale Commitments	$ (434,458)	$ -	$ (434,458)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,100
Total Realized Gain (Loss)	40
Total Unrealized Gain (Loss)	(1,753)
Cost of Purchases	-
Proceeds of Sales	(217)
Amortization/Accretion	(91)
Transfers in to Level 3	2,441
Transfers out of Level 3	-
Ending Balance	$ 13,520
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (1,616)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $13,007,615,000. Net unrealized appreciation aggregated $661,503,000, of which $691,304,000 related to appreciated investment securities and $29,801,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012